UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007–October 31, 2008

Item 1: Reports to Shareholders

>  For the 2008 fiscal year, the Vanguard Municipal Bond Funds posted returns ranging from 3.76% to –8.20% in a volatile market.

>  All seven funds outperformed the average returns of their peer groups.

>  At the end of the period, municipal bond yields were higher than those of U.S. Treasuries, an inversion of the expected relationship. On a taxable-equivalent basis, municipal yields were especially high.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	6
Tax-Exempt Money Market Fund	7
Short-Term Tax-Exempt Fund	14
Limited-Term Tax-Exempt Fund	22
Intermediate-Term Tax-Exempt Fund	30
Insured Long-Term Tax-Exempt Fund	38
Long-Term Tax-Exempt Fund	46
High-Yield Tax-Exempt Fund	54
About Your Fund’s Expenses	63
Glossary	65

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2008
						Taxable-
	Ticker	Total	Income	Capital		Equivalent
Vanguard Tax-Exempt Fund	Symbol	Return	Return	Return	Yield[1]	Yield[2]
Money Market	VMSXX	2.63%	2.63%	0.00%	1.96%	3.02%
Short-Term
Investor Shares	VWSTX	3.68	3.30	0.38	3.33	5.12
Admiral™ Shares[3]	VWSUX	3.76	3.38	0.38	3.40	5.23
Limited-Term
Investor Shares	VMLTX	2.68	3.43	–0.75	3.66	5.63
Admiral Shares[3]	VMLUX	2.75	3.50	–0.75	3.73	5.74
Intermediate-Term
Investor Shares	VWITX	–0.49	3.99	–4.48	4.39	6.75
Admiral Shares[3]	VWIUX	–0.42	4.06	–4.48	4.46	6.86
Insured Long-Term
Investor Shares	VILPX	–4.85	4.28	–9.13	4.83	7.43
Admiral Shares[3]	VILQX	–4.78	4.35	–9.13	4.90	7.54
Long-Term
Investor Shares	VWLTX	–4.74	4.28	–9.02	4.89	7.52
Admiral Shares[3]	VWLUX	–4.68	4.34	–9.02	4.96	7.63
High-Yield
Investor Shares	VWAHX	–8.20	4.32	–12.52	5.47	8.42
Admiral Shares[3]	VWALX	–8.14	4.38	–12.52	5.54	8.52

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. All of Vanguard’s money market funds have agreed to participate in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008. Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed. If a customer closes his or her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed. If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The program expires on April 30, 2009, unless extended by the U.S. Treasury.

1  7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.

2  This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

President’s Letter

Dear Shareholder,

Municipal securities experienced unusual volatility during the past 12 months as the global credit crunch reverberated through this typically sedate segment of the fixed income markets.

The seven Vanguard Municipal Bond Funds posted returns for the period ranging from a high of 3.76% for the Admiral Shares of the Short-Term Tax-Exempt Fund to a low of –8.20% for the Investor Shares of the High-Yield Tax-Exempt Fund. In these unsettled markets, the funds fared better than their typical peers, a tribute to the funds’ advisor—Vanguard Fixed Income Group—and its customary emphasis on high-quality, liquid securities.

With the exception of the Tax-Exempt Money Market and Short-Term Tax-Exempt Funds, the Municipal Bond Funds’ yields rose over the 12 months ended October 31, 2008. In the case of the High-Yield Fund, for example, the 30-day SEC yield of the Admiral Shares at the fiscal year-end was 5.54%, up from 4.42% at the start. Taxable-equivalent yields for all funds are listed in the table on page 1.

Bond market averages masked disparate returns

The broad U.S. taxable bond market registered a return of 0.30% for the 12 months, but this unremarkable result obscured extreme dislocations within the market. The strong performance of U.S. Treasury and government securities was offset by double-digit declines in the corporate bond market. These dynamics led to unusually large differences between the yields of Treasuries and their corresponding private-sector securities—both a reflection and a cause of the credit market’s distress.

Despite their generally high credit-worthiness, municipal bonds also fell in price, driving yields higher. The broad tax-exempt market registered a 12-month return of –3.30%. At the close of the period, municipal securities yielded more than U.S. Treasuries of similar maturities, an inversion of the typical relationship. On a taxable-equivalent basis, municipal yields were unusually high.

The U.S. Federal Reserve Board responded to the turmoil with new lending programs and a dramatic easing of monetary policy. Over the full 12 months, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2008
	One Year	Three Years	Five Years
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.30%	3.60%	3.48%
Lehman Municipal Bond Index	–3.30	1.71	2.73
Citigroup 3-Month Treasury Bill Index	2.31	3.93	3.10

Stocks
Russell 1000 Index (Large-caps)	–36.80%	–5.51%	0.37%
Russell 2000 Index (Small-caps)	–34.16	–4.79	1.57
Dow Jones Wilshire 5000 Index (Entire market)	–36.43	–5.10	0.81
MSCI All Country World Index ex USA (International)	–48.27	–3.93	5.05

CPI
Consumer Price Index	3.66%	2.83%	3.20%

Stock prices fell sharply in a global upheaval

Global stock markets started the 12-month period near all-time highs, but then declined sharply, laid low by the financial crisis that originated in the fixed income markets. The descent traced a series of jagged ups and downs. During the week ended October 10, for example, the U.S. stock market returned about –18%. When Wall Street opened the following Monday, stocks surged, returning more than 10% over the next six and a half hours.

For the full 12 months, the broad U.S. stock market returned –36.43%; international stocks returned –48.27%. The pain was especially acute in emerging markets—among the strongest performers in recent years—as investors became increasingly risk-averse.

Credit crunch reverberated through the muni market

A year ago, trouble in the fixed income markets seemed largely contained to securities backed by subprime mortgages, which came under severe pressure as the housing market deteriorated. As the depth and extent of the subprime market’s weakness became clear, however, distress spread to just about every segment of the fixed income market, including municipal securities.

Prices fell, and yields rose, for all but the shortest-term municipal securities. The performance of the seven Vanguard Municipal Bond Funds reflected these dynamics. The Short-Term, Limited-Term, and Money Market Tax-Exempt Funds produced positive 12-month returns; the rest of the portfolios delivered negative returns, as declining share prices more than offset the funds’ income returns.

Although the funds’ absolute returns were generally disappointing, all seven outperformed the average returns of their peer groups by substantial margins. These differences reflect Vanguard Fixed Income Group’s long-standing focus on high-quality securities and prudent portfolio management strategies, which helped protect shareholders from the worst of the market’s upheaval during the past year.

Vanguard High-Yield Tax-Exempt Fund’s Investor Shares returned –8.20% (Admiral Shares, –8.14%), the worst 12-month performance of the group. As investors retreated from risk, higher-yielding securities, which are generally issued by weaker borrowers, were hit hard, both in the taxable and tax-exempt markets.

Investors also hesitated to lock up their capital in longer-term securities. The share prices of the Insured Long-Term Tax-Exempt and Long-Term Tax-Exempt Funds fell by about –9%. After accounting for their income, the Insured Long-Term Fund’s Investor Shares returned –4.85% (Admiral Shares, –4.78%), and the Long-Term Fund’s Investor Shares returned –4.74% (Admiral Shares, –4.68%). The Intermediate-Term Tax-Exempt Fund registered a modestly negative return.

After the close of the period, we announced that the Insured Long-Term Tax-Exempt Fund would merge with the Long-Term Tax-Exempt Fund on December 12. The ratings agencies downgraded several municipal bond insurers during the past year, and the yields of insured and uninsured high-quality bonds began to converge, suggesting that investors were placing virtually no value on the insurance. The situation created little incentive for issuers to obtain insurance, and limited the benefits of a fund focused solely on insured bonds.

Vanguard Short-Term Tax-Exempt Fund’s Investor Shares returned 3.68% (Admiral Shares, +3.76%), the best 12-month result of the seven funds, followed by the Limited-Term Tax-Exempt Fund and the Tax-Exempt Money Market Fund, respectively. In October, the Vanguard Money Market Funds, including the Tax-Exempt Money Market Fund, elected to participate in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. We have the highest confidence in the stability and liquidity of our money market funds, and we do not believe the funds will ever need support. We reasoned that our participation in the program could help bring stability to the credit markets, a development that would help Vanguard and other money market investors.

Prudent management and low costs have delivered strong returns

Just as they did during the past 12 months, the advisor’s diligent credit analysis, emphasis on high quality and liquidity, and efforts to keep the portfolios’ exposure to interest rate risk generally in line with that of their respective market segments have led to peer-beating returns over the past ten years.

The funds’ performance has also benefited from the funds’ low costs, which enhance your share of the funds’ rewards.

A sensible allocation plan for unsettling times

As stock markets have tumbled, and even typically staid segments of the investment markets such as municipal securities have experienced high levels of volatility, the temptation to “do something” has no doubt been strong. Our experience suggests that, more often than not, acting on such an emotional response is counterproductive.

We’ve found that a sensible approach to turbulent markets—and it’s worth noting that, while extreme, the recent turmoil is not unprecedented—is to determine a mix of stock, bond, and money market funds appropriate for your goals and circumstances, and then stick with it through the good times and bad. A balanced, well-diversified portfolio provides you with both some protection from the stock market’s deepest swoons and the opportunity to participate in its potential for long-term growth.

The Vanguard Municipal Bond Funds can play an important role in such a portfolio, particularly for investors in high tax brackets.

Thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

November 17, 2008

Total Returns
Fiscal Year Ended October 31, 2008
		Average
	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund[1]
Money Market	2.63%	2.04%
Short-Term	3.68	–1.84
Limited-Term	2.68	0.58
Intermediate-Term	–0.49	–2.07
Insured Long-Term	–4.85	–5.39
Long-Term	–4.74	–7.75
High-Yield	–8.20	–18.83

Total Returns
Ten Years Ended October 31, 2008
	Average Annual Return
		Average
	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund[1]
Money Market	2.52%	1.97%
Short-Term	3.08	2.39
Limited-Term	3.48	2.80
Intermediate-Term	3.81	3.18
Insured Long-Term	3.94	2.91
Long-Term	3.85	2.68
High-Yield	3.37	1.50

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Derived from data provided by Lipper Inc.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
			Peer-Group
	Investor	Admiral	Expense
Tax-Exempt Fund	Shares	Shares	Ratio[2]
Money Market	0.10%	—	0.72%
Short-Term	0.15	0.08%	0.77
Limited-Term	0.15	0.08	0.86
Intermediate-Term	0.15	0.08	0.89
Insured Long-Term	0.15	0.08	1.15
Long-Term	0.15	0.08	1.09
High-Yield	0.15	0.08	1.16

Your Fund’s Performance at a Glance
October 31, 2007–October 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$1.00	$1.00	$0.026	$0.000
Short-Term
Investor Shares	15.62	15.68	0.509	0.000
Admiral Shares	15.62	15.68	0.520	0.000
Limited-Term
Investor Shares	10.73	10.65	0.366	0.000
Admiral Shares	10.73	10.65	0.374	0.000
Intermediate-Term
Investor Shares	13.18	12.59	0.535	0.000
Admiral Shares	13.18	12.59	0.544	0.000
Insured Long-Term
Investor Shares	12.38	11.25	0.553	0.000
Admiral Shares	12.38	11.25	0.562	0.000
Long-Term
Investor Shares	11.09	10.09	0.497	0.000
Admiral Shares	11.09	10.09	0.504	0.000
High-Yield
Investor Shares	10.62	9.29	0.494	0.000
Admiral Shares	10.62	9.29	0.501	0.000

1  The fund expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended October 31, 2008, the Tax-Exempt Money Market Fund’s expense ratio was 0.11%. The Short-Term

Tax-Exempt Fund’s expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares. The Limited-Term Tax-Exempt Fund’s expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares. The Intermediate-Term Tax-Exempt Fund’s expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares. The Insured Long-Term Tax-Exempt Fund’s expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares. The Long-Term Tax-Exempt Fund’s expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares. The High-Yield Tax-Exempt Fund’s expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

2  Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1–2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1–5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture data through year-end 2007.

Advisor’s Report

For the fiscal year ended October 31, 2008, the Vanguard Municipal Bond Funds posted returns that ranged from a high of 3.76% for the Admiral Shares of the Short-Term Tax-Exempt Fund to a low of –8.20% for the Investor Shares of the High-Yield Tax-Exempt Fund. All seven funds outperformed the average returns of their peers.

The investment environment

Although market liquidity began to deteriorate in late 2007, significant changes in the municipal bond market started in early 2008 with downgrades in the credit ratings of the monoline municipal bond insurers, a reflection of their exposure to complex mortgage securities that lost significant value. At that time, roughly 50% of the outstanding market was guaranteed by an “AAA” insurance wrap underwritten by the insurers. As the insurers were downgraded, the prices of municipal bonds quickly traded to reflect the underlying credit quality, essentially discounting the value of the insurance.

This change had a ripple effect across the municipal market. Nontraditional investors, such as hedge funds that had bought previously AAA-rated municipal bonds with borrowed money, were forced to sell these assets (to meet margin requirements) as bond prices drifted lower. This selling, in turn, put additional pressure on prices. The auction-rate preferred market, a mechanism that had helped issuers borrow long-term money at shorter-term rates, essentially shut down, draining more liquidity from the market.

The net effect was a sell-off in municipals. It created a bifurcated market, with adequate liquidity for AA or higher-rated general obligation bonds and essential service credits, but scarce interest in lower-rated securities. The difference between the yields of higher- and lower-quality bonds widened. A by-product of these developments was a sharp drop in new issuance.

The municipal market’s turbulence also led to a historic increase in the ratio of municipal bond yields to those of U.S. Treasuries. At the end of October, for example, a 5-year AAA-rated general-obligation municipal bond yielded about 20% more than a 5-year Treasury. On an after-tax basis, the muni’s advantage was even greater. The municipal market’s significant value relative to Treasuries led to a surge in buying by individual investors.

Management of the funds

Vanguard Fixed Income Group has always looked through the insurance wrapper to the underlying quality of the municipal issuer. As the monoline insurers were downgraded, this long-standing approach proved beneficial, limiting our exposure to bonds that were repriced by the market to reflect their lower underlying credit quality. As usual, we maintained a robust credit-analysis process and quality bias in our purchases, which helped us avoid some of the market’s pitfalls for the fiscal year.

Although we had a small amount of negative performance from our attempts to exploit the unusually large spread between municipal and Treasury yields, the funds didn’t pursue leveraged strategies or wade into lower-quality issues in an effort to enhance income. For the year, the funds’ durations were slightly below their typical levels. This positioning had a small impact on relative performance.

Outlook

As of the close of fiscal 2008, the municipals market was returning to a more normalized environment. Over the past 12 months, much of the volatility has been driven by liquidity constraints in a selling market. Going forward, we will have to pay close attention to credit dynamics. Many state and local governments are dealing with tax shortfalls and budget gaps. Issuer credit quality will become more of a focus for the market over the coming year. Also, there is a backlog in new issuance, which could lead to a big increase in supply over the next few months.

We approach the new fiscal year confident that shareholders can rely on the Vanguard Municipal Bond Funds’ broad diversification and our experienced credit-research team to take advantage of the opportunities that arise in the municipal market. And as always, the muni funds’ low expense ratios enhance our clients’ share of the returns produced by these efforts.

Marlin G. Brown, Portfolio Manager

John M. Carbone, Principal,

Portfolio Manager

Reid O. Smith, CFA, Principal,

Portfolio Manager

Pamela Wisehaupt Tynan, Principal,

Portfolio Manager

Michael G. Kobs, Portfolio Manager

Vanguard Fixed Income Group

November 20, 2008

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	October 31,
Maturity	2007	2008
2 years	3.33%	2.48%
5 years	3.47	3.39
10 years	3.81	4.31
30 years	4.40	5.36

Source: Vanguard.

Tax-Exempt Money Market Fund

Fund Profile

As of October 31, 2008

Financial Attributes

Yield[1]	2.0%
Average Weighted Maturity	36 days
Average Quality[2]	MIG-1
Expense Ratio (10/31/2007)[3]	0.10%

Largest State Concentrations[4]

Texas	14.6%
Illinois	6.1
Florida	5.9
North Carolina	4.1
Michigan	3.8
Massachusetts	3.7
Colorado	3.6
Indiana	3.2
Tennessee	3.0
Washington	2.8
Top Ten	50.8%

Distribution by Credit Quality[5] (% of portfolio)

MIG-1/SP-1+	93.5%
A-1/P-1	5.6
AAA/AA	0.9

1  7-day SEC yield. See the Glossary.

2  Moody’s Investors Service.

3  The expense ratio shown is from the prospectus dated July 29, 2008. For the fiscal year ended October 31, 2008, the expense ratio was 0.11%.

4  Percentages of total net assets, excluding any futures contracts.

5  Ratings: Moody’s Investors Service, Standard & Poor’s, and Fitch.

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Exempt Money Market Fund[1]	2.63%	2.54%	2.52%	$12,831
Average Tax-Exempt Money Market Fund[2]	2.04	1.93	1.97	12,153

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Returns for the Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008
		Average[1]
		Fund
Fiscal	Total	Total
Year	Return	Return
1999	3.1%	2.6%
2000	3.9	3.4
2001	3.2	2.6
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.7
2007	3.6	3.0
2008	2.6	2.0
7-day SEC yield (10/31/2008): 1.96%

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market[2]	6/10/1980	2.65%	2.49%	0.00%	2.52%	2.52%

1  Returns for the Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

Tax-Exempt Money Market Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Exempt Money Market Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Interest[1]	623,662
Total Income	623,662
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,166
Management and Administrative	15,302
Marketing and Distribution	5,902
Money Market Guarantee Program	1,092
Custodian Fees	169
Auditing Fees	18
Shareholders’ Reports	91
Trustees’ Fees and Expenses	26
Total Expenses	24,766
Expenses Paid Indirectly	(103)
Net Expenses	24,663
Net Investment Income	598,999
Realized Net Gain (Loss) on
Investment Securities Sold	496
Net Increase (Decrease) in Net Assets
Resulting from Operations	599,495

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	598,999	732,524
Realized Net Gain (Loss)	496	550
Net Increase (Decrease) in Net Assets Resulting from Operations	599,495	733,074
Distributions
Net Investment Income	(598,999)	(732,524)
Realized Capital Gain	—	—
Total Distributions	(598,999)	(732,524)
Capital Share Transactions (at $1.00)
Issued	25,171,541	20,617,898
Issued in Lieu of Cash Distributions	569,649	693,545
Redeemed	(23,879,626)	(18,409,309)
Net Increase (Decrease) from Capital Share Transactions	1,861,564	2,902,134
Total Increase (Decrease)	1,862,060	2,902,684
Net Assets
Beginning of Period	22,019,130	19,116,446
End of Period	23,881,190	22,019,130

1  Interest income from an affiliated company of the fund was $23,097,000.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.026	.036	.032	.021	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.026	.036	.032	.021	.010
Distributions
Dividends from Net Investment Income	(.026)	(.036)	(.032)	(.021)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.026)	(.036)	(.032)	(.021)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.63%	3.65%	3.26%	2.13%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,881	$22,019	$19,116	$17,362	$14,936
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.59%	3.59%	3.22%	2.12%	1.03%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $2,153,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $103,000 (an annual rate of 0.00% of average net assets).

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

12

Tax-Exempt Money Market Fund

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	1,043,461
Level 2—Other significant observable inputs	22,613,686
Level 3—Significant unobservable inputs	—
Total	23,657,147

The majority of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund is required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage that lasts until December 18, 2008. The fund is accruing this expense over the period October 7–December 18, 2008. Through October 31, 2008, the fund has accrued $1,092,000, resulting in a 0.005% increase in the fund’s expense ratio for the year ended October 31, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program. To continue coverage for the period December 19, 2008–April 30, 2009, the fund will be required to pay an additional 0.015% of its net assets as of September 19, 2008.

13

Short-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	541	6,152	44,143
Yield[3]		3.3%	4.8%
Investor Shares	3.3%
Admiral Shares	3.4%
Yield to Maturity	3.1%[4]	3.3%	4.8%
Average Coupon	4.6%	5.1%	5.0%
Average Effective
Maturity	1.2 years	3.0 years	12.9 years
Average Quality	AA	AA1	AA2
Average Duration	1.1 years	2.7 years	8.0 years
Expense Ratio
(10/31/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	23.3%	—	—

Largest State Concentrations[6]

Texas	13.8%
New York	8.2
Florida	7.7
Georgia	5.9
Nevada	4.9
Pennsylvania	4.8
New Jersey	4.5
Illinois	4.4
Washington	3.7
Massachusetts	3.6
Top Ten	61.5%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.93	0.62
Beta	0.40	0.14

Distribution by Maturity (% of portfolio)

Under 1 Year	49.7%
1–3 Years	40.3
3–5 Years	10.0
Over 5 Years	0.0

Distribution by Credit Quality (% of portfolio)

AAA	37.4%
AA	51.7
A	8.8
BBB	0.7
Other	1.4

Investment Focus

1  Lehman 3 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

14

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares[1]	3.68%	2.62%	3.08%	$13,540
Lehman Municipal Bond Index	–3.30	2.73	4.14	14,996
Lehman 3 Year Municipal Bond Index	4.26	2.78	3.81	14,537
Average 1–2 Year Municipal Fund[2]	–1.84	1.33	2.39	12,666

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Short-Term Tax-Exempt Fund Admiral Shares	3.76%	2.69%	2.86%	$124,343
Lehman Municipal Bond Index	–3.30	2.73	3.92	134,582
Lehman 3 Year Municipal Bond Index	4.26	2.78	3.55	130,915

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.

15

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–1.0%	3.7%	2.7%	2.2%
2000	0.1	4.1	4.2	4.9
2001	1.5	4.2	5.7	8.7
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	4.0
2008	0.4	3.3	3.7	4.3

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/1/1977	3.62%	2.52%	0.02%	3.06%	3.08%
Admiral Shares	2/12/2001	3.69	2.59	0.00[3]	2.84[3]	2.84[3]

1  Lehman 3 Year Municipal Bond Index.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

16

Short-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Interest[1]	153,492
Total Income	153,492
Expenses
The Vanguard Group—Note B
Investment Advisory Services	421
Management and Administrative
Investor Shares	1,302
Admiral Shares	1,508
Marketing and Distribution
Investor Shares	288
Admiral Shares	842
Custodian Fees	29
Auditing Fees	23
Shareholders’ Reports
Investor Shares	33
Admiral Shares	10
Trustees’ Fees and Expenses	5
Total Expenses	4,461
Net Investment Income	149,031
Realized Net Gain (Loss)
Investment Securities Sold	3,825
Futures Contracts	239
Realized Net Gain (Loss)	4,064
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	5,188
Futures Contracts	(485)
Change in Unrealized Appreciation
(Depreciation)	4,703
Net Increase (Decrease) in Net Assets
Resulting from Operations	157,798

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	149,031	138,653
Realized Net Gain (Loss)	4,064	(2,945)
Change in Unrealized Appreciation (Depreciation)	4,703	15,485
Net Increase (Decrease) in Net Assets Resulting from Operations	157,798	151,193
Distributions
Net Investment Income
Investor Shares	(37,573)	(36,049)
Admiral Shares	(111,458)	(102,604)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(149,031)	(138,653)
Capital Share Transactions
Investor Shares	276,856	(101,961)
Admiral Shares	638,548	99,627
Net Increase (Decrease) from Capital Share Transactions	915,404	(2,334)
Total Increase (Decrease)	924,171	10,206
Net Assets
Beginning of Period	4,117,583	4,107,377
End of Period	5,041,754	4,117,583

1  Interest income from an affiliated company of the fund was $1,496,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.62	$15.58	$15.53	$15.67	$15.77
Investment Operations
Net Investment Income	.509	.526	.443	.340	.292
Net Realized and Unrealized Gain (Loss)
on Investments	.060	.040	.050	(.140)	(.100)
Total from Investment Operations	.569	.566	.493	.200	.192
Distributions
Dividends from Net Investment Income	(.509)	(.526)	(.443)	(.340)	(.292)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.509)	(.526)	(.443)	(.340)	(.292)
Net Asset Value, End of Period	$15.68	$15.62	$15.58	$15.53	$15.67

Total Return[1]	3.68%	3.70%	3.22%	1.29%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,319	$1,040	$1,139	$1,382	$2,198
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.16%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.23%	3.37%	2.85%	2.16%	1.86%
Portfolio Turnover Rate	32%	51%	49%	30%	10%

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.62	$15.58	$15.53	$15.67	$15.77
Investment Operations
Net Investment Income	.520	.537	.455	.351	.300
Net Realized and Unrealized Gain (Loss)
on Investments	.060	.040	.050	(.140)	(.100)
Total from Investment Operations	.580	.577	.505	.211	.200
Distributions
Dividends from Net Investment Income	(.520)	(.537)	(.455)	(.351)	(.300)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.520)	(.537)	(.455)	(.351)	(.300)
Net Asset Value, End of Period	$15.68	$15.62	$15.58	$15.53	$15.67

Total Return	3.76%	3.77%	3.30%	1.37%	1.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,723	$3,078	$2,969	$2,871	$2,433
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.30%	3.44%	2.92%	2.26%	1.91%
Portfolio Turnover Rate	32%	51%	49%	30%	10%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

18

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $470,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

19

Short-Term Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2008, the fund had available realized losses of $8,100,000 to offset future net capital gains of $1,354,000 through October 31, 2013, $3,801,000 through October 31, 2014, and $2,945,000 through October 31, 2015.

The fund had realized losses totaling $397,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2008, the cost of investment securities for tax purposes was $5,044,315,000. Net unrealized appreciation of investment securities for tax purposes was $9,795,000, consisting of unrealized gains of $26,259,000 on securities that had risen in value since their purchase and $16,464,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
2-Year U.S. Treasury Note	(176)	37,810	(485)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended October 31, 2008, the fund purchased $1,857,468,000 of investment securities and sold $1,052,971,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	865,779	55,031	380,978	24,462
Issued in Lieu of Cash Distributions	32,059	2,039	30,545	1,961
Redeemed	(620,982)	(39,485)	(513,484)	(32,967)
Net Increase (Decrease)—Investor Shares	276,856	17,585	(101,961)	(6,544)
Admiral Shares
Issued	2,182,911	138,725	1,130,745	72,604
Issued in Lieu of Cash Distributions	91,703	5,832	84,673	5,436
Redeemed	(1,636,066)	(104,076)	(1,115,791)	(71,644)
Net Increase (Decrease)—Admiral Shares	638,548	40,481	99,627	6,396

20

Short-Term Tax-Exempt Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them.

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	361	(485)
Level 2—Other significant observable inputs	5,053,749	—
Level 3—Significant unobservable inputs	—	—
Total	5,054,110	(485)

21

Limited-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	802	6,152	44,143
Yield[3]		3.3%	4.8%
Investor Shares	3.7%
Admiral Shares	3.7%
Yield to Maturity	3.6%[4]	3.3%	4.8%
Average Coupon	4.7%	5.1%	5.0%
Average Effective
Maturity	2.5 years	3.0 years	12.9 years
Average Quality	AA	AA1	AA2
Average Duration	2.4 years	2.7 years	8.0 years
Expense Ratio
(10/31/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	12.4%	—	—

Largest State Concentrations[6]

New York	11.8%
Texas	11.2
California	8.4
Florida	7.7
New Jersey	5.0
Pennsylvania	4.4
Illinois	4.3
Washington	3.8
Massachusetts	3.5
Michigan	3.3
Top Ten	63.4%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.80
Beta	0.91	0.37

Distribution by Maturity (% of portfolio)

Under 1 Year	22.0%
1–3 Years	27.2
3–5 Years	31.3
Over 5 Years	19.5

Distribution by Credit Quality (% of portfolio)

AAA	38.8%
AA	46.6
A	10.1
BBB	4.0
Other	0.5

Investment Focus

1  Lehman 3 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

22

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Investor Shares[1]	2.68%	2.43%	3.48%	$14,081
Lehman Municipal Bond Index	–3.30	2.73	4.14	14,996
Lehman 3 Year Municipal Bond Index	4.26	2.78	3.81	14,537
Average 1–5 Year Municipal Fund[2]	0.58	1.83	2.80	13,184

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	2.75%	2.50%	3.24%	$127,873
Lehman Municipal Bond Index	–3.30	2.73	3.90	134,398
Lehman 3 Year Municipal Bond Index	4.26	2.78	3.55	130,915

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.

23

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–2.4%	4.2%	1.8%	2.2%
2000	0.5	4.5	5.0	4.9
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007	0.1	3.5	3.6	4.0
2008	–0.7	3.4	2.7	4.3

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	8/31/1987	2.87%	2.37%	–0.17%	3.68%	3.51%
Admiral Shares	2/12/2001	2.95	2.44	–0.24[3]	3.50[3]	3.26[3]

1  Lehman 3 Year Municipal Bond Index.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

24

Limited-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Interest[1]	259,473
Total Income	259,473
Expenses
The Vanguard Group—Note B
Investment Advisory Services	681
Management and Administrative
Investor Shares	2,180
Admiral Shares	2,484
Marketing and Distribution
Investor Shares	493
Admiral Shares	1,269
Custodian Fees	47
Auditing Fees	21
Shareholders’ Reports
Investor Shares	66
Admiral Shares	15
Trustees’ Fees and Expenses	8
Total Expenses	7,264
Net Investment Income	252,209
Realized Net Gain (Loss)
Investment Securities Sold	(5,237)
Futures Contracts	(3,366)
Realized Net Gain (Loss)	(8,603)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(66,998)
Futures Contracts	6,076
Change in Unrealized Appreciation
(Depreciation)	(60,922)
Net Increase (Decrease) in Net Assets
Resulting from Operations	182,684

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	252,209	233,672
Realized Net Gain (Loss)	(8,603)	(11,656)
Change in Unrealized Appreciation (Depreciation)	(60,922)	15,524
Net Increase (Decrease) in Net Assets Resulting from Operations	182,684	237,540
Distributions
Net Investment Income
Investor Shares	(66,165)	(64,936)
Admiral Shares	(186,044)	(168,736)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(252,209)	(233,672)
Capital Share Transactions
Investor Shares	313,896	(185,519)
Admiral Shares	881,361	228,759
Net Increase (Decrease) from Capital Share Transactions	1,195,257	43,240
Total Increase (Decrease)	1,125,732	47,108
Net Assets
Beginning of Period	6,712,472	6,665,364
End of Period	7,838,204	6,712,472

1  Interest income from an affiliated company of the fund was $3,317,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.73	$10.72	$10.71	$10.96	$11.08
Investment Operations
Net Investment Income	.366	.371	.344	.326	.318
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	.010	.010	(.250)	(.120)
Total from Investment Operations	.286	.381	.354	.076	.198
Distributions
Dividends from Net Investment Income	(.366)	(.371)	(.344)	(.326)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.366)	(.371)	(.344)	(.326)	(.318)
Net Asset Value, End of Period	$10.65	$10.73	$10.72	$10.71	$10.96

Total Return[1]	2.68%	3.62%	3.37%	0.71%	1.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,094	$1,798	$1,983	$2,351	$3,553
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.16%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.38%	3.46%	3.23%	3.01%	2.89%
Portfolio Turnover Rate	23%	32%	27%	17%	8%

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.73	$10.72	$10.71	$10.96	$11.08
Investment Operations
Net Investment Income	.374	.378	.352	.334	.324
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	.010	.010	(.250)	(.120)
Total from Investment Operations	.294	.388	.362	.084	.204
Distributions
Dividends from Net Investment Income	(.374)	(.378)	(.352)	(.334)	(.324)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.374)	(.378)	(.352)	(.334)	(.324)
Net Asset Value, End of Period	$10.65	$10.73	$10.72	$10.71	$10.96

Total Return	2.75%	3.69%	3.45%	0.78%	1.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,744	$4,914	$4,682	$4,481	$3,395
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.45%	3.53%	3.30%	3.08%	2.95%
Portfolio Turnover Rate	23%	32%	27%	17%	8%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

26

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $731,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

27

Limited-Term Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2008, the fund had available realized losses of $85,753,000 to offset future net capital gains of $815,000 through October 31, 2009, $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, $12,485,000 through October 31, 2015, and $2,743,000 through October 31, 2016. Capital loss carryforward of $2,880,000 expired on October 31, 2008; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

The fund had realized losses totaling $137,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2008, the cost of investment securities for tax purposes was $7,835,469,000. Net unrealized depreciation of investment securities for tax purposes was $66,293,000, consisting of unrealized gains of $31,004,000 on securities that had risen in value since their purchase and $97,297,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(3,240)	366,373	7,298
5-Year U.S. Treasury Note	(1,522)	172,379	(1,222)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended October 31, 2008, the fund purchased $2,608,305,000 of investment securities and sold $1,460,815,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,130,769	104,594	595,187	55,678
Issued in Lieu of Cash Distributions	56,844	5,269	55,007	5,143
Redeemed	(873,717)	(80,948)	(835,713)	(78,168)
Net Increase (Decrease)—Investor Shares	313,896	28,915	(185,519)	(17,347)
Admiral Shares
Issued	2,407,300	222,699	1,508,998	141,138
Issued in Lieu of Cash Distributions	147,628	13,684	134,376	12,564
Redeemed	(1,673,567)	(155,285)	(1,414,615)	(132,312)
Net Increase (Decrease)—Admiral Shares	881,361	81,098	228,759	21,390

28

Limited-Term Tax-Exempt Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	74,723	6,076
Level 2—Other significant observable inputs	7,694,453	—
Level 3—Significant unobservable inputs	—	—
Total	7,769,176	6,076

29

Intermediate-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,626	4,174	44,143
Yield[3]		4.3%	4.8%
Investor Shares	4.4%
Admiral Shares	4.5%
Yield to Maturity	4.5%[4]	4.3%	4.8%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	7.7 years	7.0 years	12.9 years
Average Quality	AA	AA1	AA2
Average Duration	5.7 years	5.5 years	8.0 years
Expense Ratio
(10/31/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	6.0%	—	—

Largest State Concentrations[6]

California	12.4%
Texas	11.2
Florida	7.8
New York	6.8
New Jersey	6.1
Massachusetts	5.9
Pennsylvania	4.1
Illinois	3.7
Georgia	3.2
Ohio	3.0
Top Ten	64.2%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.91	0.97
Beta	1.06	0.87

Distribution by Maturity (% of portfolio)

Under 1 Year	9.2%
1–5 Years	30.0
5–10 Years	26.3
10–20 Years	33.4
20–30 Years	0.9
Greater than 30 Years	0.2

Distribution by Credit Quality (% of portfolio)

AAA	32.0%
AA	52.8
A	11.3
BBB	3.5
Other	0.4

Investment Focus

1  Lehman 7 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended October 31, 2008, expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

30

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares[1]	–0.49%	2.62%	3.81%	$14,538
Lehman Municipal Bond Index	–3.30	2.73	4.14	14,996
Lehman 7 Year Municipal Bond Index	1.91	3.15	4.41	15,402
Average Intermediate Municipal Fund[2]	–2.07	1.83	3.18	13,681

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	–0.42%	2.69	3.56	$130,944
Lehman Municipal Bond Index	–3.30	2.73	3.89	134,292
Lehman 7 Year Municipal Bond Index	1.91	3.15	4.24	137,790

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.

31

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–5.2%	4.8%	–0.4%	0.0%
2000	2.0	5.3	7.3	6.8
2001	4.3	5.1	9.4	9.9
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007	–1.4	4.1	2.7	3.6
2008	–4.5	4.0	–0.5	1.9

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/1/1977	–0.33%	2.47%	–0.64%	4.45%	3.81%
Admiral Shares	2/12/2001	–0.26	2.54	–0.75[3]	4.33[3]	3.58[3]

1  Lehman 7 Year Municipal Bond Index.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

32

Intermediate-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Interest[1]	768,756
Total Income	768,756
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,690
Management and Administrative
Investor Shares	5,954
Admiral Shares	6,170
Marketing and Distribution
Investor Shares	1,345
Admiral Shares	2,769
Custodian Fees	81
Auditing Fees	24
Shareholders’ Reports
Investor Shares	152
Admiral Shares	37
Trustees’ Fees and Expenses	21
Total Expenses	18,243
Net Investment Income	750,513
Realized Net Gain (Loss)
Investment Securities Sold	(6,630)
Futures Contracts	(10,303)
Realized Net Gain (Loss)	(16,933)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(916,240)
Futures Contracts	25,066
Change in Unrealized Appreciation
(Depreciation)	(891,174)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(157,594)

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	750,513	642,176
Realized Net Gain (Loss)	(16,933)	(3,059)
Change in Unrealized Appreciation (Depreciation)	(891,174)	(206,232)
Net Increase (Decrease) in Net Assets Resulting from Operations	(157,594)	432,885
Distributions
Net Investment Income
Investor Shares	(217,265)	(201,124)
Admiral Shares	(533,248)	(441,052)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(750,513)	(642,176)
Capital Share Transactions
Investor Shares	936,982	24,273
Admiral Shares	2,498,536	2,179,027
Net Increase (Decrease) from Capital Share Transactions	3,435,518	2,203,300
Total Increase (Decrease)	2,527,411	1,994,009
Net Assets
Beginning of Period	16,334,591	14,340,582
End of Period	18,862,002	16,334,591

1  Interest income from an affiliated company of the fund was $5,584,000.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$13.18	$13.37	$13.26	$13.67	$13.58
Investment Operations
Net Investment Income	.535	.548	.556	.548	.551
Net Realized and Unrealized Gain (Loss)
on Investments	(.590)	(.190)	.110	(.410)	.090
Total from Investment Operations	(.055)	.358	.666	.138	.641
Distributions
Dividends from Net Investment Income	(.535)	(.548)	(.556)	(.548)	(.551)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.535)	(.548)	(.556)	(.548)	(.551)
Net Asset Value, End of Period	$12.59	$13.18	$13.37	$13.26	$13.67

Total Return[1]	–0.49%	2.74%	5.14%	1.02%	4.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,524	$4,851	$4,895	$4,745	$6,858
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.17%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.08%	4.14%	4.19%	4.06%	4.05%
Portfolio Turnover Rate	23%	12%	8%	12%	10%

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$13.18	$13.37	$13.26	$13.67	$13.58
Investment Operations
Net Investment Income	.544	.557	.566	.558	.559
Net Realized and Unrealized Gain (Loss)
on Investments	(.590)	(.190)	.110	(.410)	.090
Total from Investment Operations	(.046)	.367	.676	.148	.649
Distributions
Dividends from Net Investment Income	(.544)	(.557)	(.566)	(.558)	(.559)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.544)	(.557)	(.566)	(.558)	(.559)
Net Asset Value, End of Period	$12.59	$13.18	$13.37	$13.26	$13.67

Total Return	–0.42%	2.81%	5.22%	1.09%	4.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,338	$11,484	$9,445	$7,990	$5,145
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.15%	4.21%	4.27%	4.13%	4.11%
Portfolio Turnover Rate	23%	12%	8%	12%	10%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

34

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $1,747,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

35

Intermediate-Term Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2008, the fund had available realized losses of $87,199,000 to offset future net capital gains of $19,291,000 through October 31, 2011, $22,706,000 through October 31, 2013, $32,718,000 through October 31, 2014, $2,439,000 through October 31, 2015, and $10,045,000 through October 31, 2016.

The fund had realized losses totaling $12,573,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2008, the cost of investment securities for tax purposes was $19,559,727,000. Net unrealized depreciation of investment securities for tax purposes was $747,806,000, consisting of unrealized gains of $126,778,000 on securities that had risen in value since their purchase and $874,584,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(5,148)	582,126	16,328
5-Year U.S. Treasury Note	(2,638)	298,774	(1,867)
30-Year U.S. Treasury Bond	(2,176)	246,160	10,605

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended October 31, 2008, the fund purchased $7,210,262,000 of investment securities and sold $3,958,618,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,773,232	211,915	1,633,549	123,274
Issued in Lieu of Cash Distributions	173,566	13,295	162,360	12,261
Redeemed	(2,009,816)	(154,206)	(1,771,636)	(133,823)
Net Increase (Decrease)—Investor Shares	936,982	71,004	24,273	1,712
Admiral Shares
Issued	5,295,355	404,264	3,514,276	265,378
Issued in Lieu of Cash Distributions	380,144	29,119	321,955	24,326
Redeemed	(3,176,963)	(244,589)	(1,657,204)	(125,324)
Net Increase (Decrease)—Admiral Shares	2,498,536	188,794	2,179,027	164,380

36

Intermediate-Term Tax-Exempt Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them.

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	87,029	25,066
Level 2—Other significant observable inputs	18,724,892	—
Level 3—Significant unobservable inputs	—	—
Total	18,811,921	25,066

37

Insured Long-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	317	7,554	44,143
Yield[3]		4.9%	4.8%
Investor Shares	4.8%
Admiral Shares	4.9%
Yield to Maturity	5.0%[4]	4.9%	4.8%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	12.3 years	9.9 years	12.9 years
Average Quality	AA+	AA2	AA2
Average Duration	7.0 years	7.4 years	8.0 years
Expense Ratio
(10/31/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	4.2%	—	—

Largest State Concentrations[6]

California	16.2%
Texas	11.2
Florida	9.4
New Jersey	8.4
Georgia	5.5
Illinois	5.2
New York	4.1
Colorado	3.6
Pennsylvania	2.9
Massachusetts	2.9
Top Ten	69.4%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.93	0.99
Beta	1.14	1.09

Distribution by Maturity (% of portfolio)

Under 1 Year	7.1%
1–5 Years	25.5
5–10 Years	15.4
10–20 Years	25.2
20–30 Years	24.9
Over 30 Years	1.9

Distribution by Credit Quality (% of portfolio)

AAA	40.1%
AA	54.7
A	4.8
BBB	0.4

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

38

Insured Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Insured Long-Term Tax-Exempt Fund
Investor Shares[1]	–4.85%	2.17%	3.94%	$14,720
Lehman Municipal Bond Index	–3.30	2.73	4.14	14,996
Lehman 10 Year Municipal Bond Index	–0.63	3.19	4.38	15,354
Average Insured Municipal Fund[2]	–5.39	1.42	2.91	13,317

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Insured Long-Term Tax-Exempt Fund Admiral Shares	–4.78%	2.24%	3.59%	$131,266
Lehman Municipal Bond Index	–3.30	2.73	3.88	134,168
Lehman 10 Year Municipal Bond Index	–0.63	3.19	4.17	137,165

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.

39

Insured Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–7.7%	5.0%	–2.7%	–1.2%
2000	3.8	5.9	9.7	8.2
2001	5.6	5.4	11.0	10.2
2002	0.9	4.8	5.7	6.2
2003	1.0	4.6	5.6	4.9
2004	1.0	4.8	5.8	6.3
2005	–2.5	4.5	2.0	1.2
2006	1.3	4.7	6.0	6.0
2007	–2.2	4.5	2.3	3.2
2008	–9.1	4.2	–4.9	–0.6

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/30/1984	–3.35%	2.32%	–0.81%	4.85%	4.04%
Admiral Shares	2/12/2001	–3.28	2.39	–0.93[3]	4.73[3]	3.80[3]

1  Lehman 10 Year Municipal Bond Index.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

40

Insured Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Insured Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Interest	161,904
Total Income	161,904
Expenses
The Vanguard Group—Note B
Investment Advisory Services	325
Management and Administrative
Investor Shares	1,029
Admiral Shares	1,297
Marketing and Distribution
Investor Shares	209
Admiral Shares	464
Custodian Fees	25
Auditing Fees	24
Shareholders’ Reports
Investor Shares	24
Admiral Shares	6
Trustees’ Fees and Expenses	4
Total Expenses	3,407
Expenses Paid Indirectly	(34)
Net Expenses	3,373
Net Investment Income	158,531
Realized Net Gain (Loss)
Investment Securities Sold	(7,429)
Futures Contracts	(5,022)
Realized Net Gain (Loss)	(12,451)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(315,544)
Futures Contracts	4,860
Change in Unrealized Appreciation
(Depreciation)	(310,684)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(164,604)

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	158,531	150,504
Realized Net Gain (Loss)	(12,451)	2,625
Change in Unrealized Appreciation (Depreciation)	(310,684)	(75,183)
Net Increase (Decrease) in Net Assets Resulting from Operations	(164,604)	77,946
Distributions
Net Investment Income
Investor Shares	(41,227)	(42,731)
Admiral Shares	(117,304)	(107,773)
Realized Capital Gain[1]
Investor Shares	—	(1,448)
Admiral Shares	—	(3,467)
Total Distributions	(158,531)	(155,419)
Capital Share Transactions
Investor Shares	(25,808)	13,178
Admiral Shares	195,342	265,817
Net Increase (Decrease) from Capital Share Transactions	169,534	278,995
Total Increase (Decrease)	(153,601)	201,522
Net Assets
Beginning of Period	3,389,196	3,187,674
End of Period	3,235,595	3,389,196

1  Includes fiscal 2007 short-term gain distributions totaling $3,471,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes. See accompanying Notes, which are an integral part of the Financial Statements.

41

Insured Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.38	$12.68	$12.56	$12.90	$12.89
Investment Operations
Net Investment Income	.553	.569	.577	.578	.587
Net Realized and Unrealized Gain (Loss)
on Investments	(1.130)	(.281)	.157	(.321)	.134
Total from Investment Operations	(.577)	.288	.734	.257	.721
Distributions
Dividends from Net Investment Income	(.553)	(.569)	(.577)	(.578)	(.587)
Distributions from Realized Capital Gains	—	(.019)	(.037)	(.019)	(.124)
Total Distributions	(.553)	(.588)	(.614)	(.597)	(.711)
Net Asset Value, End of Period	$11.25	$12.38	$12.68	$12.56	$12.90

Total Return[1]	–4.85%	2.34%	6.00%	2.01%	5.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$838	$947	$956	$1,043	$1,880
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.57%	4.55%	4.60%	4.52%	4.50%
Portfolio Turnover Rate	23%	34%	19%	15%	18%

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.38	$12.68	$12.56	$12.90	$12.89
Investment Operations
Net Investment Income	.562	.578	.586	.587	.594
Net Realized and Unrealized Gain (Loss)
on Investments	(1.130)	(.281)	.157	(.321)	.134
Total from Investment Operations	(.568)	.297	.743	.266	.728
Distributions
Dividends from Net Investment Income	(.562)	(.578)	(.586)	(.587)	(.594)
Distributions from Realized Capital Gains	—	(.019)	(.037)	(.019)	(.124)
Total Distributions	(.562)	(.597)	(.623)	(.606)	(.718)
Net Asset Value, End of Period	$11.25	$12.38	$12.68	$12.56	$12.90

Total Return	–4.78%	2.41%	6.08%	2.08%	5.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,398	$2,442	$2,232	$1,987	$1,076
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.64%	4.62%	4.67%	4.58%	4.56%
Portfolio Turnover Rate	23%	34%	19%	15%	18%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

42

Insured Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Insured Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $305,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

43

Insured Long-Term Tax-Exempt Fund

C. The fund’s investment advisor may direct new-issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2008, these arrangements reduced the fund’s management and administrative expenses by $16,000 and custodian fees by $18,000. The total expense reduction represented an annual effective rate of 0.00% of the fund’s average net assets.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2008, the fund had available realized losses of $14,857,000 to offset future net capital gains through October 31, 2016.

The fund had realized losses totaling $14,017,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2008, the cost of investment securities for tax purposes was $3,394,512,000. Net unrealized depreciation of investment securities for tax purposes was $201,992,000, consisting of unrealized gains of $52,084,000 on securities that had risen in value since their purchase and $254,076,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(767)	86,731	2,674
5-Year U.S. Treasury Note	(383)	43,378	(315)
30-Year U.S. Treasury Bond	(353)	39,933	1,728

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended October 31, 2008, the fund purchased $861,887,000 of investment securities and sold $761,202,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	242,612	20,200	217,636	17,436
Issued in Lieu of Cash Distributions	29,790	2,480	32,379	2,592
Redeemed	(298,210)	(24,641)	(236,837)	(18,954)
Net Increase (Decrease)—Investor Shares	(25,808)	(1,961)	13,178	1,074
Admiral Shares
Issued	696,756	57,984	526,842	42,330
Issued in Lieu of Cash Distributions	77,932	6,494	72,061	5,769
Redeemed	(579,346)	(48,570)	(333,086)	(26,789)
Net Increase (Decrease)—Admiral Shares	195,342	15,908	265,817	21,310

44

Insured Long-Term Tax-Exempt Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	4,087
Level 2—Other significant observable inputs	3,192,520	—
Level 3—Significant unobservable inputs	—	—
Total	3,192,520	4,087

H. As of the close of business on December 12, 2008, all the net assets of the fund were acquired by Vanguard Long-Term Tax-Exempt Fund pursuant to a plan of reorganization approved by the fund’s board of trustees. The acquisition was accomplished by a tax-free exchange of 304,848,000 shares of the Long-Term Tax-Exempt Fund for 274,107,000 shares of the fund outstanding as of the close of business on December 12, 2008. Each class of shares of the fund was exchanged for the like class of shares of the Long-Term Tax-Exempt Fund. The fund’s net assets of $2,935,954,000, including $328,828,000 of unrealized depreciation, were combined with the Long-Term Tax-Exempt Fund’s net assets of $2,825,457,000, resulting in Long-Term Tax-Exempt Fund net assets of $5,761,411,000 immediately following the acquisition of the fund.

Long-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	348	7,554	44,143
Yield[3]		4.9%	4.8%
Investor Shares	4.9%
Admiral Shares	5.0%
Yield to Maturity	4.9%[4]	4.9%	4.8%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	12.7 years	9.9 years	12.9 years
Average Quality	AA	AA2	AA2
Average Duration	7.0 years	7.4 years	8.0 years
Expense Ratio
(10/31/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	6.8%	—	—

Largest State Concentrations6

California	14.5%
Texas	11.5
New York	10.1
Massachusetts	6.0
Florida	5.8
Illinois	4.2
New Jersey	3.9
Pennsylvania	3.8
South Carolina	3.3
Georgia	3.2
Top Ten	66.3%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.94	0.99
Beta	1.17	1.10

Distribution by Maturity (% of portfolio)

Under 1 Year	9.1%
1–5 Years	26.1
5–10 Years	13.8
10–20 Years	20.9
20–30 Years	23.9
Over 30 Years	6.2

Distribution by Credit Quality (% of portfolio)

AAA	27.3%
AA	51.0
A	15.9
BBB	5.6
Other	0.2

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

46

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Investor Shares[1]	–4.74%	2.24%	3.85%	$14,590
Lehman Municipal Bond Index	–3.30	2.73	4.14	14,996
Lehman 10 Year Municipal Bond Index	–0.63	3.19	4.38	15,354
Average General Municipal Fund[2]	–7.75	1.17	2.68	13,031

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Long-Term Tax-Exempt Fund Admiral Shares	–4.68%	2.31%	3.57%	$131,076
Lehman Municipal Bond Index	–3.30	2.73	3.90	134,327
Lehman 10 Year Municipal Bond Index	–0.63	3.19	4.17	137,050

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.

47

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–8.3%	4.8%	–3.5%	–1.2%
2000	3.8	5.8	9.6	8.2
2001	6.1	5.4	11.5	10.2
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.4	4.7	6.1	6.0
2007	–2.2	4.6	2.4	3.2
2008	–9.0	4.3	–4.7	–0.6

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/1/1977	–2.70%	2.42%	–0.87%	4.85%	3.98%
Admiral Shares	2/12/2001	–2.63	2.49	–0.93[3]	4.76[3]	3.83[3]

1  Lehman 10 Year Municipal Bond Index.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

48

Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Interest[1]	136,117
Total Income	136,117
Expenses
The Vanguard Group—Note B
Investment Advisory Services	270
Management and Administrative
Investor Shares	765
Admiral Shares	1,026
Marketing and Distribution
Investor Shares	176
Admiral Shares	491
Custodian Fees	12
Auditing Fees	24
Shareholders’ Reports
Investor Shares	22
Admiral Shares	5
Trustees’ Fees and Expenses	3
Total Expenses	2,794
Net Investment Income	133,323
Realized Net Gain (Loss)
Investment Securities Sold	(13,309)
Futures Contracts	(1,973)
Realized Net Gain (Loss)	(15,282)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(264,375)
Futures Contracts	3,651
Change in Unrealized Appreciation
(Depreciation)	(260,724)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(142,683)

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	133,323	114,284
Realized Net Gain (Loss)	(15,282)	3,609
Change in Unrealized Appreciation (Depreciation)	(260,724)	(58,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	(142,683)	59,404
Distributions
Net Investment Income
Investor Shares	(31,621)	(29,420)
Admiral Shares	(101,702)	(84,864)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(133,323)	(114,284)
Capital Share Transactions
Investor Shares	99,194	27,242
Admiral Shares	428,510	315,533
Net Increase (Decrease) from Capital Share Transactions	527,704	342,775
Total Increase (Decrease)	251,698	287,895
Net Assets
Beginning of Period	2,614,933	2,327,038
End of Period	2,866,631	2,614,933

1  Interest income from an affiliated company of the fund was $1,834,000.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.09	$11.34	$11.23	$11.55	$11.39
Investment Operations
Net Investment Income	.497	.512	.516	.513	.522
Net Realized and Unrealized Gain (Loss)
on Investments	(1.000)	(.250)	.153	(.320)	.160
Total from Investment Operations	(.503)	.262	.669	.193	.682
Distributions
Dividends from Net Investment Income	(.497)	(.512)	(.516)	(.513)	(.522)
Distributions from Realized Capital Gains	—	—	(.043)	—	—
Total Distributions	(.497)	(.512)	(.559)	(.513)	(.522)
Net Asset Value, End of Period	$10.09	$11.09	$11.34	$11.23	$11.55

Total Return[1]	–4.74%	2.37%	6.14%	1.69%	6.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$686	$653	$641	$640	$1,122
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.56%	4.57%	4.61%	4.49%	4.57%
Portfolio Turnover Rate	26%	13%	8%	17%	11%

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.09	$11.34	$11.23	$11.55	$11.39
Investment Operations
Net Investment Income	.504	.520	.524	.521	.528
Net Realized and Unrealized Gain (Loss)
on Investments	(1.000)	(.250)	.153	(.320)	.160
Total from Investment Operations	(.496)	.270	.677	.201	.688
Distributions
Dividends from Net Investment Income	(.504)	(.520)	(.524)	(.521)	(.528)
Distributions from Realized Capital Gains	—	—	(.043)	—	—
Total Distributions	(.504)	(.520)	(.567)	(.521)	(.528)
Net Asset Value, End of Period	$10.09	$11.09	$11.34	$11.23	$11.55

Total Return	–4.68%	2.44%	6.22%	1.76%	6.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,180	$1,962	$1,686	$1,390	$823
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.63%	4.64%	4.68%	4.55%	4.62%
Portfolio Turnover Rate	26%	13%	8%	17%	11%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

50

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $268,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

51

Long-Term Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2008, the fund had available realized losses of $17,501,000 to offset future net capital gains through October 31, 2016.

The fund had realized losses totaling $9,074,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2008, the cost of investment securities for tax purposes was $3,052,527,000. Net unrealized depreciation of investment securities for tax purposes was $185,556,000, consisting of unrealized gains of $39,876,000 on securities that had risen in value since their purchase and $225,432,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(334)	37,828	(374)
10-Year U.S. Treasury Note	(625)	70,674	1,877
30-Year U.S. Treasury Bond	(279)	31,561	1,579

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended October 31, 2008, the fund purchased $1,291,726,000 of investment securities and sold $712,615,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	353,279	32,767	189,806	16,979
Issued in Lieu of Cash Distributions	24,832	2,302	22,529	2,015
Redeemed	(278,917)	(25,983)	(185,093)	(16,577)
Net Increase (Decrease)—Investor Shares	99,194	9,086	27,242	2,417
Admiral Shares
Issued	1,000,903	92,801	597,314	53,513
Issued in Lieu of Cash Distributions	68,527	6,349	58,823	5,263
Redeemed	(640,920)	(59,940)	(340,604)	(30,529)
Net Increase (Decrease)—Admiral Shares	428,510	39,210	315,533	28,247

52

Long-Term Tax-Exempt Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	40,002	3,082
Level 2—Other significant observable inputs	2,826,969	—
Level 3—Significant unobservable inputs	—	—
Total	2,866,971	3,082

G. As of the close of business on December 12, 2008, the fund acquired all the net assets of Vanguard Insured Long-Term Tax-Exempt Fund pursuant to a plan of reorganization approved by the fund’s board of trustees. The acquisition was accomplished by a tax-free exchange of 304,848,000 shares of the fund for 274,107,000 shares of the Insured Long-Term Tax-Exempt Fund outstanding as of the close of business on December 12, 2008. Each class of shares of the Insured Long-Term Tax-Exempt Fund was exchanged for the like class of shares of the fund. The Insured Long-Term Tax-Exempt Fund’s net assets as of the close of business on December 12, 2008, of $2,935,954,000, including $323,828,000 of unrealized depreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $2,825,457,000. The net assets of the fund immediately following the acquisition were $5,761,411,000.

53

High-Yield Tax-Exempt Fund

Fund Profile

As of October 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	570	7,554	44,143
Yield[3]		4.9%	4.8%
Investor Shares	5.5%
Admiral Shares	5.5%
Yield to Maturity	5.9%[4]	4.9%	4.8%
Average Coupon	4.6%	5.0%	5.0%
Average Effective
Maturity	14.6 years	9.9 years	12.9 years
Average Quality	A	AA2	AA2
Average Duration	7.3 years	7.4 years	8.0 years
Expense Ratio
(10/31/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	4.1%	—	—

Largest State Concentrations[6]

California	12.6%
Florida	7.8
New York	7.8
Texas	6.3
New Jersey	5.1
Colorado	4.2
Puerto Rico	3.5
Ohio	3.5
South Carolina	3.4
Pennsylvania	3.4
Top Ten	57.6%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.84	0.91
Beta	1.16	1.11

Distribution by Maturity (% of portfolio)

Under 1 Year	7.6%
1–5 Years	18.9
5–10 Years	15.7
10–20 Years	21.3
20–30 Years	30.2
Over 30 Years	6.3

Distribution by Credit Quality (% of portfolio)

AAA	16.3%
AA	39.2
A	20.5
BB	0.6
Below B/Other	7.7

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

54

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares[1]	–8.20%	1.85%	3.37%	$13,929
Lehman Municipal Bond Index	–3.30	2.73	4.14	14,996
Lehman 10 Year Municipal Bond Index	–0.63	3.19	4.38	15,354
Average High-Yield Municipal Fund[2]	–18.83	–0.19	1.50	11,602

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
High-Yield Tax-Exempt Fund Admiral Shares	–8.14%	1.92%	2.74%	$120,738
Lehman Municipal Bond Index	–3.30	2.73	3.31	125,462
Lehman 10 Year Municipal Bond Index	–0.63	3.19	3.86	130,221

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

55

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–7.8%	5.0%	–2.8%	–1.2%
2000	1.8	6.0	7.8	8.2
2001	4.0	5.8	9.8	10.2
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007	–2.7	4.6	1.9	3.2
2008	–12.5	4.3	–8.2	–0.6

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	12/27/1978	–4.10%	2.64%	–1.27%	5.05%	3.78%
Admiral Shares	11/12/2001	–4.03	2.71	–1.49[3]	4.87[3]	3.38[3]

1  Lehman 10 Year Municipal Bond Index.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

56

High-Yield Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Interest[1]	303,192
Total Income	303,192
Expenses
The Vanguard Group—Note B
Investment Advisory Services	586
Management and Administrative
Investor Shares	2,109
Admiral Shares	2,027
Marketing and Distribution
Investor Shares	501
Admiral Shares	904
Custodian Fees	49
Auditing Fees	24
Shareholders’ Reports
Investor Shares	63
Admiral Shares	13
Trustees’ Fees and Expenses	7
Total Expenses	6,283
Expenses Paid Indirectly	(67)
Net Expenses	6,216
Net Investment Income	296,976
Realized Net Gain (Loss)
Investment Securities Sold	(11,615)
Futures Contracts	(2,605)
Realized Net Gain (Loss)	(14,220)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(799,487)
Futures Contracts	6,897
Change in Unrealized Appreciation
(Depreciation)	(792,590)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(509,834)

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	296,976	278,543
Realized Net Gain (Loss)	(14,220)	(20,064)
Change in Unrealized Appreciation (Depreciation)	(792,590)	(140,080)
Net Increase (Decrease) in Net Assets Resulting from Operations	(509,834)	118,399
Distributions
Net Investment Income
Investor Shares	(91,582)	(88,943)
Admiral Shares	(205,394)	(189,600)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(296,976)	(278,543)
Capital Share Transactions
Investor Shares	(57,874)	188,393
Admiral Shares	72,312	626,294
Net Increase (Decrease) from Capital Share Transactions	14,438	814,687
Total Increase (Decrease)	(792,372)	654,543
Net Assets
Beginning of Period	6,221,601	5,567,058
End of Period	5,429,229	6,221,601

1  Interest income from an affiliated company of the fund was $1,458,000.

See accompanying Notes, which are an integral part of the Financial Statements.

57

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.62	$10.91	$10.71	$10.86	$10.69
Investment Operations
Net Investment Income	.494	.497	.491	.492	.506
Net Realized and Unrealized Gain (Loss)
on Investments	(1.330)	(.290)	.200	(.150)	.170
Total from Investment Operations	(.836)	.207	.691	.342	.676
Distributions
Dividends from Net Investment Income	(.494)	(.497)	(.491)	(.492)	(.506)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.494)	(.497)	(.491)	(.492)	(.506)
Net Asset Value, End of Period	$9.29	$10.62	$10.91	$10.71	$10.86

Total Return[1]	–8.20%	1.94%	6.61%	3.20%	6.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,660	$1,965	$1,830	$1,753	$2,728
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.17%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.78%	4.61%	4.56%	4.55%	4.71%
Portfolio Turnover Rate	24%	22%	15%	15%	24%

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.62	$10.91	$10.71	$10.86	$10.69
Investment Operations
Net Investment Income	.501	.505	.499	.500	.512
Net Realized and Unrealized Gain (Loss)
on Investments	(1.330)	(.290)	.200	(.150)	.170
Total from Investment Operations	(.829)	.215	.699	.350	.682
Distributions
Dividends from Net Investment Income	(.501)	(.505)	(.499)	(.500)	(.512)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.501)	(.505)	(.499)	(.500)	(.512)
Net Asset Value, End of Period	$9.29	$10.62	$10.91	$10.71	$10.86

Total Return	–8.14%	2.01%	6.69%	3.27%	6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,769	$4,256	$3,737	$3,121	$1,652
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	4.85%	4.68%	4.64%	4.60%	4.76%
Portfolio Turnover Rate	24%	22%	15%	15%	24%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

58

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $545,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

59

High-Yield Tax-Exempt Fund

C. The fund’s investment advisor may direct new-issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2008, these arrangements reduced the management and administrative expenses by $63,000 and custodian fees by $4,000. The total expense reduction represented an effective annual rate of 0.00% of average net assets.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2008, the fund had available realized losses of $92,008,000 to offset future net capital gains of $49,222,000 through October 31, 2011, $21,859,000 through October 31, 2015, and $20,927,000 through October 31, 2016.

The fund had realized losses totaling $7,436,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2008, the cost of investment securities for tax purposes was $6,020,120,000. Net unrealized depreciation of investment securities for tax purposes was $699,254,000, consisting of unrealized gains of $62,828,000 on securities that had risen in value since their purchase and $762,082,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(771)	87,322	(271)
10-Year U.S. Treasury Note	(1,509)	170,635	5,117
30-Year U.S. Treasury Bond	(647)	73,192	3,462

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended October 31, 2008, the fund purchased $1,397,488,000 of investment securities and sold $1,519,682,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	699,291	67,827	808,735	75,000
Issued in Lieu of Cash Distributions	72,811	7,126	70,332	6,539
Redeemed	(829,976)	(81,328)	(690,674)	(64,265)
Net Increase (Decrease)—Investor Shares	(57,874)	(6,375)	188,393	17,274
Admiral Shares
Issued	1,341,454	129,822	1,283,561	119,306
Issued in Lieu of Cash Distributions	138,940	13,604	128,605	11,958
Redeemed	(1,408,082)	(138,398)	(785,872)	(73,260)
Net Increase (Decrease)—Admiral Shares	72,312	5,028	626,294	58,004

60

High-Yield Tax-Exempt Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	30,394	8,308
Level 2—Other significant observable inputs	5,290,472	—
Level 3—Significant unobservable inputs	—	—
Total	5,320,866	8,308

61

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets appearing in the insert to this Annual Report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, and by agreement to the underlying ownership records for Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2008

Special 2008 tax information (unaudited) for Vanguard Municipal Bond Funds

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

62

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

63

Six Months Ended October 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2008	10/31/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,011.91	$0.56
Short-Term
Investor Shares	1,000.00	1,011.53	0.76
Admiral Shares	1,000.00	1,011.89	0.41
Limited-Term
Investor Shares	1,000.00	1,000.09	0.76
Admiral Shares	1,000.00	1,000.45	0.40
Intermediate-Term
Investor Shares	1,000.00	974.37	0.75
Admiral Shares	1,000.00	974.71	0.40
Insured Long-Term
Investor Shares	1,000.00	944.58	0.74
Admiral Shares	1,000.00	944.91	0.39
Long-Term
Investor Shares	1,000.00	943.38	0.73
Admiral Shares	1,000.00	942.71	0.39
High-Yield
Investor Shares	1,000.00	917.35	0.72
Admiral Shares	1,000.00	917.67	0.39
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.65	$0.56
Short-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
Limited-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
Intermediate-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
Insured Long-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
Long-Term
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41
High-Yield
Investor Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.80	0.41

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.11%; for the Short-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

64

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

65

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table below shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years:
Trustee Since May 1987;	Chairman of the Board and Director/Trustee of
Chairman of the Board	The Vanguard Group, Inc., and of each of the
156 Vanguard Funds Overseen	investment companies served by The Vanguard
Group; Chief Executive Officer and President of
The Vanguard Group and each of the investment
companies served by The Vanguard Group
(1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years:
Trustee Since January 2001	Applecore Partners (pro bono ventures in education);
156 Vanguard Funds Overseen	Senior Advisor to Greenwich Associates (international
business strategy consulting); Successor Trustee
of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years:
Trustee Since January 2008	Executive Chief Staff and Marketing Officer for
156 Vanguard Funds Overseen	North America since 2004 and Corporate Vice
President of Xerox Corporation (photocopiers and
printers); Director of SPX Corporation (multi-
industry manufacturing), of the United Way of
Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years:
Trustee Since December 2001[2]	Chairman, President, and Chief Executive Officer
156 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Board Member
of the American Chemistry Council; Director of
Tyco International, Ltd. (diversified manufacturing
and services), since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years:
Trustee Since June 2006	President of the University of Pennsylvania since
156 Vanguard Funds Overseen	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Graduate School of Education of the University
of Pennsylvania since 2004; Provost (2001–2004)
and Laurance S. Rockefeller Professor of Politics
and the University Center for Human Values
(1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005
and of Schuylkill River Development Corporation
and Greater Philadelphia Chamber of Commerce
since 2004; Trustee of the National Constitution
Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years:
Trustee Since July 1998	Corporate Vice President and Chief Global Diversity
156 Vanguard Funds Overseen	Officer since 2006, Vice President and Chief
Information Officer (1997–2005), and Member of
the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of
the University Medical Center at Princeton and
Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years:
Trustee Since December 2004	George Gund Professor of Finance and Banking,
156 Vanguard Funds Overseen	Harvard Business School; Senior Associate Dean
and Director of Faculty Recruiting, Harvard Business
School; Director and Chairman of UNX, Inc.
(equities trading firm); Chair of the Investment
Committee of HighVista Strategies LLC (private
investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years:
Trustee Since January 1993	Chairman, President, Chief Executive Officer,
156 Vanguard Funds Overseen	and Director of NACCO Industries, Inc. (forklift
trucks/housewares/lignite); Director of Goodrich
Corporation (industrial products/aircraft systems
and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years:
Trustee Since April 1985	Retired Chairman and Chief Executive Officer
156 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Director
of Cummins Inc. (diesel engines) and
AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University
and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years:
Chief Financial Officer	Principal of The Vanguard Group, Inc.; Treasurer
Since September 2008	of each of the investment companies served by
Treasurer Since July 1998	The Vanguard Group. Chief Financial Officer of
156 Vanguard Funds Overseen	each of the investment companies served by
The Vanguard Group since 2008.

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years:
Chief Executive Officer	Chief Executive Officer, Director, and President of
Since August 31, 2008	The Vanguard Group, Inc., since 2008; Chief
President Since March 2008	Executive Officer and President of each of the
156 Vanguard Funds Overseen	investment companies served by The Vanguard
Group since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years:
Secretary Since July 2005	Managing Director of The Vanguard Group, Inc.,
156 Vanguard Funds Overseen	since 2006; General Counsel of The Vanguard
Group since 2005; Secretary of The Vanguard
Group, and of each of the investment companies
served by The Vanguard Group, since 2005;
Director and Senior Vice President of Vanguard
Marketing Corporation since 2005; Principal of
The Vanguard Group (1997–2006).

Vanguard Senior Management Team
R. Gregory Barton	Paul A. Heller	Ralph K. Packard
Mortimer J. Buckley	Michael S. Miller	Glenn W. Reed
Kathleen C. Gubanich	James M. Norris	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P. O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.

Direct Investor Account Services > 800-662-2739	The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability
Institutional Investor Services > 800-523-1036
with respect to any such funds or securities. For any such funds
Text Telephone for People	or securities, the prospectus or the Statement of Additional
With Hearing Impairment > 800-952-3335	Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any
related funds.

This material may be used in conjunction with	Russell is a trademark of The Frank Russell Company.
the offering of shares of any Vanguard fund only
if preceded or accompanied by the fund’s current	All comparative mutual fund data are from Lipper Inc. or
prospectus.	Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for
“proxy voting guidelines,” or by calling Vanguard at 800-662-2739.
The guidelines are also available from the SEC’s website,
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or www.sec.gov.

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Securities and Exchange Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q950 122008

Vanguard® Municipal Bond Funds

Statement of Net Assets

As of October 31, 2008

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Exempt Money Market Fund	1
Short-Term Tax-Exempt Fund	22
Limited-Term Tax-Exempt Fund	32
Intermediate-Term Tax-Exempt Fund	46
Insured Long-Term Tax-Exempt Fund	71
Long-Term Tax-Exempt Fund	78
High-Yield Tax-Exempt Fund	85
Key to Abbreviations	Back cover

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (94.7%)
Alabama (0.5%)
1	Alabama Public School & College Auth. TOB VRDO	1.600%	11/7/08		5,000	5,000
1	Alabama Special Care Fac. Financing Auth. TOB VRDO	1.830%	11/7/08		6,775	6,775
	Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	2.320%	11/7/08	LOC	17,835	17,835
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	2/1/09	(Prere.)	4,475	4,544
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	2/1/09	(Prere.)	3,760	3,818
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.375%	2/1/09	(Prere.)	14,015	14,244
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.750%	2/1/09	(Prere.)	5,000	5,098
	Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	2.000%	11/7/08		33,550	33,550
1	Univ. of Alabama General Rev. TOB VRDO	2.030%	11/7/08	(13)	28,710	28,710
						119,574
Alaska (0.4%)
	Alaska Housing Finance Corp. (State Capital) VRDO	4.800%	11/7/08		54,175	54,175
1	Alaska Housing Finance Corp. Home Mortgage TOB VRDO	2.420%	11/7/08		8,750	8,750
1	Alaska Housing Finance Corp. TOB PUT	1.780%	11/7/08	LOC	5,015	5,015
1	Alaska Housing Finance Corp. TOB VRDO	2.420%	11/7/08		5,060	5,060
	Alaska Industrial Dev. & Export Auth. Rev. VRDO	2.000%	11/7/08	LOC	17,930	17,930
1	Anchorage AK Water Rev. TOB VRDO	2.270%	11/7/08		15,375	15,375
						106,305
Arizona (2.1%)
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	1.420%	11/7/08	LOC	7,300	7,300
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	1.800%	11/7/08	LOC	6,500	6,500
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/09		2,000	2,010
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	1.750%	11/7/08	LOC	12,500	12,500
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	1.750%	11/7/08	LOC	37,500	37,500
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	2.000%	11/7/08	LOC	12,700	12,700
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	2.000%	11/7/08	LOC	46,000	46,000
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	1.450%	11/7/08	LOC	23,200	23,200
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	1.450%	11/7/08	LOC	20,000	20,000
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	1.730%	11/7/08	LOC	28,500	28,500
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	1.730%	11/7/08	LOC	14,800	14,800
	Arizona Sports & Tourism Auth. VRDO	1.730%	11/7/08	LOC	5,000	5,000

1	Arizona Transp. Board Excise Tax Rev. TOB VRDO	1.830%	11/7/08		4,805	4,805
1	Arizona Transp. Board Highway Rev. TOB VRDO	1.830%	11/7/08		4,805	4,805
1	Arizona Transp. Board Highway Rev. TOB VRDO	1.860%	11/7/08		7,365	7,365
1	Gilbert AZ GO TOB VRDO	1.850%	11/7/08		26,930	26,930
	Glendale AZ IDA (Midwestern Univ.) VRDO	1.770%	11/7/08	LOC	5,000	5,000
1	Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	1.870%	11/7/08	LOC	100,465	100,465
1	Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	1.700%	11/7/08		8,480	8,480
1	Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	1.820%	11/7/08		5,000	5,000
1	Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	1.820%	11/7/08		8,990	8,990
1	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	1.600%	11/7/08	LOC	24,155	24,155
1	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	1.600%	11/7/08	LOC	10,350	10,350

1

1	Phoenix AZ GO TOB VRDO	1.600%	11/7/08		16,640	16,640
	Pima County AZ COP	5.000%	6/1/09		8,000	8,127
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	1.830%	11/7/08		6,450	6,450
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	1.830%	11/7/08		8,500	8,500
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	1.860%	11/7/08		16,000	16,000
	Tempe AZ Transit Excise Tax Rev. VRDO	1.700%	11/7/08		14,645	14,645
	Yavapai County AZ IDA (Allied Waste North America) VRDO	1.580%	11/7/08	LOC	5,000	5,000
						497,717
Arkansas (0.3%)
	Arkansas Federal Highway Grant	5.250%	8/1/09		13,725	14,080
	Osceola AR Solid Waste Disp Rev. (Plum Point Energy Assoc. LLC) VRDO	1.600%	11/7/08	LOC	19,800	19,800
	Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	1.800%	11/7/08		31,900	31,900
						65,780
California (0.7%)
	California Communities NT Program NT Participation TRAN	3.000%	6/30/09		48,000	48,425
1	California GO TOB PUT	2.080%	12/29/08	(4)	39,025	39,025
	California School Cash Reserve Program Auth. Pool COP TRAN	3.000%	7/6/09	LOC	50,000	50,454
1	Golden State Tobacco Securitization Corp. Rev. California TOB VRDO	1.900%	11/7/08	(13)	6,750	6,750
	Orange County CA Teeter Plan Notes	3.000%	6/30/09		10,000	10,002
1	San Francisco CA Bay Area Rapid Transit Rev. TOB VRDO	1.800%	11/7/08		5,605	5,605
						160,261
Colorado (3.6%)
	Aurora CO Water Improvement Rev. VRDO	2.250%	11/7/08		33,070	33,070
1	Board of Governors of the Colorado State University System Rev. TOB PUT	1.780%	11/7/08	LOC	21,995	21,995
1	Board of Governors of the Colorado State University System Rev. TOB VRDO	2.570%	11/7/08	(4)	17,820	17,820
	Castle Rock CO COP VRDO	1.600%	11/7/08	LOC	11,000	11,000
	Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	2.000%	11/7/08		11,609	11,609
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	1.250%	11/3/08	LOC	9,550	9,550
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	1.250%	11/3/08	LOC	8,000	8,000
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	1.250%	11/3/08	LOC	30,990	30,990
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	1.250%	11/3/08	LOC	11,700	11,700
	Colorado Educ. & Cultural Fac. Auth. Rev. (YMCA Rockies Project) VRDO	0.800%	11/3/08	LOC	19,220	19,220
	Colorado General Fund TRAN	3.000%	6/26/09		60,000	60,499
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	1.780%	11/7/08		37,540	37,540
1	Colorado Health Fac. Auth. Rev. (Colorado Catholic Initiatives) TOB VRDO	1.820%	11/7/08		2,975	2,975
	Colorado Health Fac. Auth. Rev. (NCMC Inc. Project) VRDO	1.250%	11/3/08	LOC	13,085	13,085
1	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	1.850%	11/7/08	LOC	46,000	46,000

1	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	1.850%	11/7/08	LOC	29,990	29,990
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	1.780%	11/7/08		39,300	39,300
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	2.000%	11/7/08		19,825	19,825
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	2.150%	11/7/08		69,790	69,790
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.000%	11/7/08		23,000	23,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.000%	11/7/08		12,690	12,690
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.150%	11/7/08		40,000	40,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.150%	11/7/08		9,680	9,680
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.200%	11/7/08		16,610	16,610
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.200%	11/7/08		50,000	50,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.500%	11/7/08		2,355	2,355
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.500%	11/7/08		20,170	20,170
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.500%	11/7/08		9,290	9,290
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.650%	11/7/08		32,800	32,800
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.650%	11/7/08		27,425	27,425
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.650%	11/7/08		16,800	16,800
	Colorado School Mines Enterprise Rev. VRDO	4.500%	11/7/08	LOC	6,000	6,000
	Denver CO City & County COP VRDO	1.250%	11/3/08		63,000	63,000
	Denver CO Urban Renewal Auth. Tax Increment Rev. (Stapleton) VRDO	1.770%	11/7/08	LOC	15,000	15,000
	Lowry Econ. Redev. Auth. Colorado Rev. VRDO	1.800%	11/7/08	LOC	3,215	3,215
1	Univ. of Colorado Enterprise System Rev. TOB VRDO	2.360%	11/7/08	(4)	4,620	4,620
	Univ. of Colorado Hosp. Auth. Rev. VRDO	9.000%	11/7/08	LOC	9,640	9,640
						856,253
Connecticut (0.2%)
	Connecticut GO	5.000%	4/15/09		6,810	6,889
1	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	1.600%	11/7/08		7,300	7,300
1	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	1.780%	11/7/08		3,575	3,575
1	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	1.780%	11/7/08		3,865	3,865
1	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	1.860%	11/7/08		14,850	14,850
1	Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) TOB VRDO	2.470%	11/7/08		11,995	11,995
	New Britain CT BAN	4.000%	3/31/09		4,250	4,285
						52,759

2

Delaware (0.4%)
	Delaware GO	5.000%	3/1/09		7,115	7,182
	Delaware Health Fac. Auth. Rev. VRDO	1.600%	11/7/08		10,000	10,000
1	Delaware Housing Auth. Rev. TOB VRDO	1.920%	11/7/08		9,170	9,170
1	Delaware Housing Auth. Rev. TOB VRDO	2.050%	11/7/08		8,900	8,900
1	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	1.980%	11/7/08		4,075	4,075
	New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	1.900%	11/7/08		24,665	24,665
	Wilmington DE Rev. (Delaware Art Museum) VRDO	1.800%	11/7/08	LOC	24,800	24,800
						88,792
District of Columbia (2.0%)
1	District of Columbia COP TOB VRDO	1.780%	11/7/08	LOC	17,665	17,665
1	District of Columbia GO TOB VRDO	1.820%	11/7/08	OC	4,600	4,600
1	District of Columbia GO TOB VRDO	1.820%	11/7/08	13)	3,305	3,305
	District of Columbia GO VRDO	1.500%	11/7/08	LOC	4,280	4,280
	District of Columbia GO VRDO	1.500%	11/7/08	LOC	15,625	15,625
	District of Columbia GO VRDO	4.000%	11/7/08	LOC	23,000	23,000
	District of Columbia Rev. (American College of Cardiology) VRDO	1.850%	11/7/08	LOC	13,000	13,000
	District of Columbia Rev. (American Univ.) VRDO	1.500%	11/7/08	LOC	7,400	7,400
	District of Columbia Rev. (American Univ.) VRDO	1.500%	11/7/08	LOC	17,000	17,000
	District of Columbia Rev. (Council Foreign Relations) VRDO	1.500%	11/7/08	LOC	62,680	62,680
	District of Columbia Rev. (Georgetown Day School) VRDO	1.850%	11/7/08	LOC	14,700	14,700
	District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	1.820%	11/7/08		12,000	12,000
	District of Columbia Rev. (Howard Univ.) VRDO	1.750%	11/7/08	LOC	31,525	31,525
	District of Columbia Rev. (Society for Neuroscience) VRDO	1.500%	11/7/08	LOC	12,000	12,000
	District of Columbia Rev. (The Pew Charitable Trust) VRDO	1.680%	11/7/08	LOC	31,000	31,000
	District of Columbia Rev. (Washington Drama Society) VRDO	1.500%	11/7/08	LOC	15,000	15,000
1	District of Columbia Rev. TOB VRDO	1.950%	11/7/08	(13)	8,375	8,375
	District of Columbia Rev. VRDO	1.900%	11/3/08	LOC	14,125	14,125
	District of Columbia Rev. VRDO	1.460%	11/7/08	LOC	15,550	15,550
	District of Columbia Rev. VRDO	1.460%	11/7/08	LOC	14,475	14,475
	District of Columbia Rev. VRDO	1.680%	11/7/08	LOC	6,730	6,730
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	1.600%	11/7/08	LOC	12,895	12,895
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.330%	11/7/08	(4)	27,225	27,225
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.350%	11/7/08	(4)	4,000	4,000
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.350%	11/7/08	(4)	19,800	19,800
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.110%	11/7/08		19,000	19,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.410%	11/7/08	(4)	50,000	50,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.430%	11/7/08	(4)	6,000	6,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.720%	11/7/08	(4)	3,495	3,495
						486,450

Florida (5.9%)
1	Brevard County FL School Board COP TOB VRDO	1.780%	11/7/08	LOC	13,970	13,970
1	Broward County FL Professional Sports Facs. Tax Rev. COP TOB VRDO	2.820%	11/7/08	(4)	5,800	5,800
1	Broward County FL School Board COP TOB VRDO	1.780%	11/7/08	LOC	34,785	34,785
	Citizens Property Insurance Corp. Florida (High Risk Account) RAN	4.500%	6/1/09		250,000	251,412
1	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	1.820%	11/7/08		18,925	18,925
1	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	1.830%	11/7/08		4,370	4,370
1	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	1.860%	11/7/08		15,000	15,000
1	Florida Board of Educ. Public Educ. TOB VRDO	1.600%	11/7/08		12,900	12,900
1	Florida Board of Educ. Public Educ. TOB VRDO	1.850%	11/7/08		9,600	9,600
1	Florida Board of Educ. Public Educ. TOB VRDO	1.900%	11/7/08		19,550	19,550
1	Florida Board of Educ. Public Educ. TOB VRDO	2.350%	11/7/08	(4)	7,920	7,920
1	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.050%	11/7/08	(13)	13,425	13,425
1	Florida Board of Educ. TOB VRDO	1.830%	11/7/08		5,000	5,000
	Florida Dept. of Environmental Protection & Preservation Rev. VRDO	4.000%	11/7/08	(12)	49,015	49,015
	Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	1.850%	11/7/08	LOC	15,000	15,000
1	Florida Housing Finance Corp. Rev. TOB VRDO	2.000%	11/7/08		12,100	12,100
1	Florida Housing Finance Corp. Rev. TOB VRDO	2.000%	11/7/08		5,390	5,390
1	Florida Housing Finance Corp. Rev. TOB VRDO	2.500%	11/7/08		6,415	6,415
1	Florida Keys Aqueduct Auth. Rev. TOB VRDO	2.150%	11/7/08	(12)	6,720	6,720
	Florida Keys Aqueduct Auth. Rev. VRDO	1.420%	11/7/08	LOC	10,500	10,500
1	Florida State Dept. Transp. Rev. TOB VRDO	1.830%	11/7/08		8,225	8,225
1	Florida Turnpike Auth. Rev. TOB VRDO	2.020%	11/7/08		16,340	16,340
	Gainsville FL Util. System Rev. VRDO	1.500%	11/7/08		7,335	7,335
	Gainsville FL Util. System Rev. VRDO	1.830%	11/7/08		106,005	106,005
	Highlands County FL Health Rev. (Adventist Health System) VRDO	1.850%	11/7/08	LOC	5,000	5,000
	Highlands County FL Health Rev. (Adventist Health System) VRDO	1.850%	11/7/08	LOC	6,000	6,000
	Hillsborough County FL Capital Improvement Program CP	2.100%	11/20/08	LOC	11,355	11,355
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	1.250%	11/3/08	LOC	34,155	34,155
	Jacksonville FL Captial Project Rev. VRDO	1.850%	11/7/08	LOC	13,160	13,160
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.400%	11/7/08		34,930	34,930
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.400%	11/7/08		23,280	23,280

3

	Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.400%	11/7/08		8,250	8,250
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.500%	11/7/08		30,000	30,000
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.600%	11/7/08		30,555	30,555
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.600%	11/7/08		5,700	5,700
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	1.470%	11/7/08		14,680	14,680
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	1.600%	11/7/08		28,275	28,275
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	1.750%	11/7/08		15,000	15,000
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	1.750%	11/7/08		24,500	24,500
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	1.600%	11/7/08	LOC	5,875	5,875
	Jacksonville FL Transp. Rev. VRDO	5.450%	11/7/08		13,500	13,500
1	Lake County FL School Board COP TOB VRDO	1.950%	11/7/08	(4)(13)	18,400	18,400
1	Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	1.600%	11/7/08	LOC	14,635	14,635
1	Miami-Dade County FL Aviation TOB VRDO	1.960%	11/7/08	(13)	9,900	9,900
1	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	1.820%	11/7/08	(12)	5,070	5,070
1	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	1.950%	11/7/08	(13)	23,165	23,165
1	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	1.950%	11/7/08	(13)	19,800	19,800
1	Miami-Dade County FL Expressway Auth. Toll System Rev. TOB VRDO	1.950%	11/7/08	(13)	74,000	74,000
1	Miami-Dade County FL School Board COP TOB VRDO	1.950%	11/7/08	(13)	11,880	11,880
1	Miami-Dade County FL School Board COP TOB VRDO	1.960%	11/7/08	(4)(13)	36,630	36,630
1	Miami-Dade County FL School Board TOB VRDO	2.320%	11/7/08	(12)	6,920	6,920
	Miami-Dade County FL Special Obligation VRDO	1.440%	11/7/08	LOC	18,600	18,600
	Monroe County FL Airport Rev. Var-Key West International Airport VRDO	2.250%	11/7/08	LOC	24,265	24,265
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	1.200%	11/3/08	LOC	12,925	12,925
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	1.500%	11/7/08	LOC	3,625	3,625
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	1.850%	11/7/08	LOC	5,500	5,500
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	4.500%	11/7/08	LOC	5,500	5,500
1	Orange County FL Housing Finance Auth. Homeowner Rev. TOB VRDO	2.050%	11/7/08		4,635	4,635
1	Orange County FL School Board COP TOB VRDO	1.600%	11/7/08	LOC	9,200	9,200
	Orange County FL School Board VRDO	1.390%	11/7/08	LOC	11,700	11,700
1	Orlando & Orange County FL Expressway Auth. TOB VRDO	1.950%	11/7/08	(13)(4)	11,300	11,300
	Orlando & Orange County FL Expressway Auth. VRDO	2.300%	11/7/08	LOC	28,400	28,400
	Palm Beach County FL Educ. Fac. Auth. Rev. (Atlantic Univ. Inc.) VRDO	1.500%	11/7/08	LOC	20,500	20,500

	Palm Beach County FL Rev. (Children's Home Society Project) VRDO	1.500%	11/7/08	LOC	12,395	12,395
	Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	1.700%	11/7/08	LOC	5,700	5,700
	Palm Beach County FL Rev. (Norton Gallery) VRDO	1.850%	11/7/08	LOC	12,500	12,500
1	Palm Beach County FL Water & Sewer TOB VRDO	1.830%	11/7/08		3,315	3,315
	Pembroke Pines FL Charter School Rev. VRDO	1.800%	11/7/08	(12)	11,210	11,210
1	Polk County FL Util. System Rev. TOB VRDO	1.950%	11/7/08	(13)	19,305	19,305
1	Volusia County FL Rev. TOB VRDO	1.820%	11/7/08	LOC	14,390	14,390
						1,415,282
Georgia (1.9%)
1	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	2.590%	11/7/08	(4)	13,500	13,500
	Atlanta GA Wastewater Rev. CP	1.850%	2/6/09		4,262	4,262
	Atlanta GA Water & Wastewater Rev.	1.850%	2/6/09	LOC	13,462	13,462
1	Augusta GA Water & Sewer Rev. TOB VRDO	2.590%	11/7/08		8,685	8,685
	Bartow County GA School Dist. GO	5.000%	11/1/09		10,135	10,449
1	Bartow County GA TAN	3.000%	12/31/08		4,000	4,006
	Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	1.850%	11/7/08	LOC	7,500	7,500
	Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	1.500%	11/7/08	LOC	9,110	9,110
1	DeKalb County GA Water & Sewer Rev. TOB VRDO	1.820%	11/7/08	(4)LOC	16,565	16,565
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	1.850%	11/7/08	LOC	12,000	12,000
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	1.850%	11/7/08	LOC	19,100	19,100
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	1.850%	11/7/08	LOC	8,300	8,300
	Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	1.800%	11/7/08	LOC	16,060	16,060
	Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	5.000%	11/7/08	LOC	12,540	12,540
	Fulton County GA Dev. Auth. (GA Tech Fac. Project) VRDO	1.750%	11/7/08	LOC	9,200	9,200
	Fulton County GA Dev. Auth. (Pace Academy Inc. Project) VRDO	1.500%	11/7/08	LOC	4,500	4,500
	Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	1.850%	11/7/08	LOC	10,000	10,000
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	1.850%	11/7/08	LOC	6,000	6,000
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	1.850%	11/7/08	LOC	14,570	14,570
1	Fulton County GA Water & Sewer Rev. TOB VRDO	1.970%	11/7/08		3,300	3,300
1	Georgia GO TOB VRDO	1.830%	11/7/08		31,250	31,250
1	Georgia GO TOB VRDO	1.830%	11/7/08		4,245	4,245
	Georgia Port Auth. Rev. (Garden City Terminal Project) VRDO	1.850%	11/7/08	LOC	9,200	9,200
	Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/09		10,355	10,455
	Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/09		12,270	12,476
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.800%	11/7/08	LOC	7,000	7,000

	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.800%	11/7/08	LOC	10,000	10,000
1	Gwinnett County GA School Dist. GO TOB VRDO	1.600%	11/7/08		12,385	12,385
1	Gwinnett County GA School Dist. GO TOB VRDO	1.830%	11/7/08		7,045	7,045

4

1	Gwinnett County GA School Dist. TOB VRDO	1.820%	11/7/08		4,500	4,500
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Cenrtal Georgia) VRDO	4.350%	11/7/08		52,900	52,900
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	1.850%	11/7/08	LOC	20,100	20,100
1	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	2.260%	11/7/08	(4)	5,000	5,000
1	Private Colleges & Univ. Auth. Georgia (Emory Univ.) TOB VRDO	1.600%	11/7/08		5,000	5,000
1	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	1.830%	11/7/08		4,440	4,440
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	1.150%	11/7/08		7,500	7,500
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	1.150%	11/7/08		7,400	7,400
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	1.300%	11/7/08		5,060	5,060
	Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	1.850%	11/7/08	LOC	29,300	29,300
						448,365
Hawaii (0.3%)
1	Hawaii GO TOB VRDO	2.350%	11/7/08	(4)	8,100	8,100
1	Hawaii State GO TOB VRDO	1.830%	11/7/08		11,245	11,245
	Honolulu HI City & County GO	8.000%	10/1/09		26,940	28,335
1	Honolulu HI City & County TOB VRDO	2.350%	11/7/08	(4)	12,500	12,500
1	Honolulu HI City & County Waste Water GO TOB VRDO	2.020%	11/7/08		9,900	9,900
1	University of Hawaii Rev. TOB VRDO	1.820%	11/7/08	LOC	12,930	12,930
						83,010
Idaho (2.6%)
	Idaho Health Facs. Auth. Rev. (Ascension Health) VRDO	1.150%	11/7/08		6,000	6,000
	Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	4.000%	11/3/08	(4)	79,935	79,935
	Idaho Housing & Finance Assn. (College of Idaho Project) VRDO	1.700%	11/7/08	LOC	6,455	6,455
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.000%	11/7/08		13,500	13,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.000%	11/7/08		12,000	12,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		8,000	8,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		12,105	12,105
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		10,405	10,405
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		11,260	11,260
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		12,290	12,290
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		15,680	15,680
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		16,250	16,250
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		16,525	16,525
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		6,145	6,145
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		17,500	17,500

	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		20,000	20,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		20,000	20,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		15,275	15,275
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		15,500	15,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		5,800	5,800
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		14,120	14,120
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		16,450	16,450
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		17,500	17,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		7,500	7,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		28,750	28,750
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		24,000	24,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		30,000	30,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		33,750	33,750
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		27,000	27,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.650%	11/7/08		8,490	8,490
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.650%	11/7/08		7,100	7,100
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.650%	11/7/08		10,595	10,595
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.650%	11/7/08		10,540	10,540
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.650%	11/7/08		7,320	7,320
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.650%	11/7/08		6,085	6,085
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.650%	11/7/08		9,855	9,855
	Idaho TAN	3.000%	6/30/09		50,000	50,416
						630,096
Illinois (6.1%)
1	Aurora IL Single Family Mortage Rev. TOB VRDO	1.930%	11/7/08		68,165	68,165
	Bartlett IL Special Services Area (Bluff City LLC) VRDO	1.700%	11/7/08	LOC	14,760	14,760
1	Chicago IL Board of Educ. TOB VRDO	2.570%	11/7/08	(4)	6,660	6,660
1	Chicago IL GO TOB VRDO	1.900%	11/7/08	(4)	4,950	4,950
1	Chicago IL GO TOB VRDO	2.340%	11/7/08	(4)	9,900	9,900
1	Chicago IL GO TOB VRDO	2.570%	11/7/08	(4)	8,250	8,250
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	1.820%	11/7/08		8,710	8,710
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	1.850%	11/7/08		5,005	5,005
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	1.850%	11/7/08		5,000	5,000

1	Chicago IL O'Hare International Airport Rev. TOB VRDO	1.600%	11/7/08	LOC	13,855	13,855
1	Chicago IL O'Hare International Airport Rev. TOB VRDO	3.320%	11/7/08	(4)	11,495	11,495
	Chicago IL Sales Tax Rev. VRDO	1.250%	11/3/08		17,400	17,400

5

1	Chicago IL Single Family Mortgage TOB VRDO	2.050%	11/7/08		3,595	3,595
1	Chicago IL Single Family Mortgage TOB VRDO	2.050%	11/7/08		4,460	4,460
	Chicago IL Wastewater Transmission Rev. VRDO	1.250%	11/3/08	LOC	10,500	10,500
1	Chicago Illinois O'Hare International Airport Rev.TOB VRDO	1.820%	11/7/08		14,885	14,885
	Cook County IL GO TAN	3.000%	8/3/09		17,500	17,684
1	Cook County IL GO TOB PUT	1.770%	11/7/08	LOC	6,850	6,850
1	Cook County IL GO TOB VRDO	2.270%	11/7/08		7,460	7,460
	Cook County IL GO VRDO	1.650%	11/7/08		7,500	7,500
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	1.780%	11/7/08		33,045	33,045
	Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	1.700%	11/7/08	LOC	20,000	20,000
	Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	1.700%	11/7/08	LOC	16,245	16,245
1	Illinois Dev. Finance Auth. TOB VRDO	1.600%	11/7/08		5,145	5,145
	Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	2.550%	11/7/08	LOC	22,300	22,300
	Illinois Educ. Fac. Auth. Rev. (Columbia College Chicago) VRDO	1.470%	11/7/08	LOC	9,505	9,505
	Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	1.750%	11/7/08	LOC	26,400	26,400
1	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	1.820%	11/7/08		7,005	7,005
1	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	1.830%	11/7/08		3,470	3,470
1	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	1.850%	11/7/08		4,795	4,795
	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO	1.400%	11/7/08		10,800	10,800
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	1.950%	5/5/09		18,000	18,000
1	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	1.820%	11/7/08		9,185	9,185
1	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	1.830%	11/7/08		5,135	5,135
1	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	1.830%	11/7/08		4,375	4,375
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	1.500%	11/7/08		32,677	32,677
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	1.500%	11/7/08		17,816	17,816
	Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	1.750%	11/7/08	LOC	7,780	7,780
	Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	1.800%	11/7/08	LOC	18,200	18,200
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	1.440%	11/7/08		12,500	12,500
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	1.490%	11/7/08		8,000	8,000
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	1.490%	11/7/08		44,000	44,000
	Illinois Finance Auth. Rev. (Bradley Univ.) PUT	2.000%	4/1/09	LOC	8,695	8,695
	Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	1.850%	11/7/08	LOC	10,000	10,000
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	1.500%	11/3/08		20,980	20,980

	Illinois Finance Auth. Rev. (Chicago Horticulture Project) VRDO	1.700%	11/7/08	LOC	9,000	9,000
	Illinois Finance Auth. Rev. (Chicago Symphony Orchestra) VRDO	1.700%	11/7/08	LOC	8,000	8,000
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	1.250%	11/3/08	LOC	34,650	34,650
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	2.000%	11/7/08	LOC	46,000	46,000
	Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	2.350%	11/5/08		27,410	27,410
	Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	1.850%	11/12/08		10,000	10,000
	Illinois Finance Auth. Rev. (Little Co. Mary Hospital) VRDO	1.550%	11/7/08	LOC	29,300	29,300
	Illinois Finance Auth. Rev. (North Park Univ. Project) VRDO	2.000%	11/7/08	LOC	10,000	10,000
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.) VRDO	1.400%	11/7/08	LOC	5,700	5,700
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.250%	11/3/08		34,300	34,300
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.400%	11/7/08		12,500	12,500
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.400%	11/7/08		11,500	11,500
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.780%	11/7/08		28,625	28,625
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.780%	11/7/08		33,625	33,625
1	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	1.860%	11/7/08		8,165	8,165
	Illinois Finance Auth. Rev. (Northwestern Univ.) VRDO	1.150%	11/7/08		10,350	10,350
	Illinois Finance Auth. Rev. (Northwestern Univ.) VRDO	1.650%	11/7/08		5,000	5,000
	Illinois Finance Auth. Rev. (OSF Healthcare System) VRDO	6.000%	11/3/08	LOC	8,795	8,795
	Illinois Finance Auth. Rev. (Resurrection Health Care) VRDO	2.000%	11/7/08	LOC	10,500	10,500
	Illinois Finance Auth. Rev. (Swedish Covenant) VRDO	2.000%	11/7/08	LOC	8,500	8,500
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	1.500%	11/7/08		60,387	60,387
	Illinois Finance Auth. Rev. (Wesleyan Univ.) VRDO	1.500%	11/7/08	LOC	5,160	5,160
	Illinois Finance Auth. Rev. (Xavier Univ.) VRDO	1.500%	11/7/08	LOC	5,000	5,000
	Illinois GO	5.000%	3/1/09		24,695	24,950
1	Illinois GO TOB VRDO	1.600%	11/7/08	LOC	14,355	14,355
1	Illinois GO TOB VRDO	1.820%	11/7/08		12,990	12,990
1	Illinois GO TOB VRDO	1.850%	11/7/08	(13)	12,480	12,480
1	Illinois GO TOB VRDO	1.850%	11/7/08		6,090	6,090
1	Illinois GO TOB VRDO	1.860%	11/7/08		23,225	23,225
1	Illinois GO TOB VRDO	2.340%	11/7/08	(4)	23,080	23,080
1	Illinois GO TOB VRDO	2.350%	11/7/08	(4)	9,900	9,900
1	Illinois GO TOB VRDO	2.570%	11/7/08	(4)	14,295	14,295
	Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	1.430%	11/7/08	LOC	8,600	8,600
	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	1.250%	11/3/08		12,600	12,600

1	Illinois Housing Dev. Auth. TOB VRDO	2.050%	11/7/08		9,145	9,145
1	Illinois Regional Transp. Auth. Rev. TOB PUT	2.000%	11/21/08		14,495	14,495
1	Illinois Regional Transp. Auth. Rev. TOB PUT	2.000%	11/21/08		21,440	21,440
1	Illinois Regional Transp. Auth. Rev. TOB PUT	2.000%	11/26/08	(13)	11,410	11,410
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	3.320%	11/7/08		5,195	5,195
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	3.500%	11/7/08	(4)LOC	18,495	18,495

6

1	Illinois Sales Tax Rev. TOB VRDO	1.820%	11/7/08		3,500	3,500
1	Illinois Sales Tax Rev. TOB VRDO	1.880%	11/7/08		9,180	9,180
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	2.700%	11/7/08		26,000	26,000
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	2.700%	11/7/08		37,300	37,300
1	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	1.950%	11/7/08	(4)	9,325	9,325
1	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.020%	11/7/08		5,060	5,060
1	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.030%	11/7/08		10,380	10,380
1	Schaumburg IL GO TOB VRDO	2.360%	11/7/08	(4)	6,000	6,000
	Univ. of Illinois (Util. Infrastructure Project) COP VRDO	2.000%	11/7/08		43,618	43,618
1	Univ. of Illinois Univ. Rev. TOB VRDO	2.030%	11/7/08		14,660	14,660
						1,453,372
Indiana (3.2%)
	Indiana Bond Bank Advance Funding Program Notes TAN	3.000%	1/30/09	LOC	105,000	105,189
	Indiana Bond Bank Advance Funding Program Notes TAN	3.000%	5/28/09	LOC	130,000	130,857
	Indiana Dev. Finance Auth. Rev. (Children's Museum) VRDO	1.800%	11/7/08		29,200	29,200
	Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	1.800%	11/7/08	LOC	19,100	19,100
	Indiana Educ. Fac. Auth. (Wabash College) VRDO	1.830%	11/7/08	LOC	29,940	29,940
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	1.470%	11/7/08	LOC	11,500	11,500
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	1.470%	11/7/08	LOC	7,000	7,000
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	1.500%	11/7/08	LOC	5,000	5,000
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	1.500%	11/7/08	LOC	5,250	5,250
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	1.750%	11/7/08	LOC	11,000	11,000
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis-A) VRDO	1.750%	11/7/08	LOC	18,730	18,730
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis-B) VRDO	1.400%	11/7/08	LOC	10,900	10,900
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	1.430%	11/7/08	LOC	7,500	7,500
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	1.730%	11/7/08	LOC	12,400	12,400
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	1.750%	11/7/08	LOC	15,305	15,305
	Indiana Finance Auth. Rev. TOB VRDO	1.780%	11/7/08		10,035	10,035
1	Indiana Finance Auth. Rev. VRDO	1.770%	11/7/08		22,100	22,100
	Indiana Finance Auth. Rev. VRDO	1.800%	11/7/08	LOC	26,660	26,660
	Indiana Finance Auth. Rev. VRDO	2.000%	11/7/08	LOC	18,280	18,280
	Indiana Finance Auth. Rev. VRDO	2.000%	11/7/08		10,000	10,000
	Indiana Finance Auth. Rev. VRDO	5.000%	11/7/08		31,000	31,000
	Indiana Finance Auth. Rev. VRDO	6.000%	11/7/08		11,700	11,700
	Indiana Finance Auth. Rev. VRDO	6.000%	11/7/08		10,800	10,800
	Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	1.750%	11/7/08	LOC	9,000	9,000
	Indiana Health & Educ. Fac. Financing Auth. Rev. (St. Francis) ARS	2.000%	11/7/08	(4)	16,500	16,500

1	Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	1.780%	11/7/08	LOC	6,430	6,430
1	Indiana Health Fac. Finance Auth. Rev. TOB VRDO	2.350%	11/7/08	(4)	8,085	8,085
1	Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	2.000%	11/7/08		7,615	7,615
1	Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.820%	11/7/08		8,480	8,480
	Lawrenceburg IN Pollution Control Rev. VRDO	1.800%	11/7/08	LOC	10,000	10,000
	Lawrenceburg IN Pollution Control Rev. VRDO	1.850%	11/7/08	LOC	6,500	6,500
1	New Albany Floyd County IN Industrial School Dist. Rev. TOB VRDO	2.350%	11/7/08	(4)	7,890	7,890
	Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	1.750%	11/7/08	LOC	11,050	11,050
	Purdue IN Univ. CP	2.500%	11/3/08		18,000	18,000
	Purdue Univ. Indiana Univ. Rev. VRDO	1.250%	11/7/08		18,250	18,250
	Purdue Univ. Indiana Univ. Rev. VRDO	1.250%	11/7/08		37,230	37,230
	St. Joseph County IN (Univ. of Notre Dame du Lac Project) VRDO	1.250%	11/7/08		18,000	18,000
1	Wayne Township IN School Building Corp. Marion County Solar Eclipse TOB VRDO	1.820%	11/7/08	LOC	21,705	21,705
						764,181
Iowa (0.7%)
1	Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	1.600%	11/7/08	LOC	6,450	6,450
	Iowa Finance Auth. Health Fac. Rev. (Great River Medical Center Project) VRDO	1.450%	11/3/08	LOC	7,000	7,000
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	1.700%	11/7/08		5,330	5,330
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	1.750%	11/7/08	(12)	9,100	9,100
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	1.750%	11/7/08	(12)	22,700	22,700
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	1.750%	11/7/08	(12)	20,000	20,000
	Iowa Finance Auth. Single Family Rev. VRDO	1.600%	11/7/08		11,500	11,500
	Iowa Finance Auth. Single Family Rev. VRDO	1.830%	11/7/08		12,000	12,000
	Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	1.680%	11/7/08		37,500	37,500
	Iowa School Cash Anticipation Program Rev.	3.500%	6/25/09	(4)	29,000	29,324
						160,904
Kansas (0.7%)
1	Kansas Dept. of Transp. Highway Rev. TOB VRDO	1.600%	11/7/08		6,315	6,315
	Kansas Dept. of Transp. Highway Rev. VRDO	2.300%	11/7/08		38,100	38,100
	Kansas Dept. of Transp. Highway Rev. VRDO	2.300%	11/7/08		38,900	38,900
	Kansas Dept. of Transp. Highway Rev. VRDO	2.310%	11/7/08		23,000	23,000
	Kansas Dev. Finance Auth. Rev. (Sisters of Charity) VRDO	1.250%	11/3/08		7,200	7,200
1	Sedgwick & Shawnee Counties KS Single Family Mortgage Rev. TOB VRDO	2.100%	11/7/08		435	435
1	Sedgwick & Shawnee County KS VRDO	2.050%	11/7/08		3,265	3,265
	Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	1.900%	11/7/08		34,000	34,000

7

	Wichita KS Airport Facs. Rev. VRDO	1.900%	11/7/08		11,170	11,170
1	Wyandotte County Kansas City KS Unified Govt. Util. System Rev. TOB VRDO	1.950%	11/7/08		6,000	6,000
						168,385
Kentucky (1.3%)
	Christian County KY Association County Leasing Program Rev. VRDO	1.200%	11/3/08	LOC	27,430	27,430
	Christian County KY Association County Leasing Program Rev. VRDO	1.200%	11/3/08	LOC	4,535	4,535
	Christian County KY Association County Leasing Program Rev. VRDO	1.200%	11/3/08	LOC	30,000	30,000
	Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	1.750%	11/7/08	LOC	3,400	3,400
	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	1.900%	11/7/08	(13)	4,600	4,600
	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	1.930%	11/7/08		17,900	17,900
	Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.000%	6/25/09		35,000	35,272
	Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) PUT	4.000%	12/18/08	LOC	5,000	5,000
	Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) PUT	4.000%	12/18/08	LOC	25,000	25,000
	Kentucky Higher Educ. Student Loan Corp. Student Loan Rev. VRDO	1.850%	11/7/08	LOC	41,700	41,700
1	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project) TOB VRDO	1.600%	11/7/08		7,860	7,860
1	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	1.950%	11/7/08	(13)	28,000	28,000
	Richmond KY League of Cities Funding Lease Program Rev. VRDO	1.850%	11/7/08	LOC	9,900	9,900
	Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	1.800%	11/7/08	LOC	58,775	58,775
	Williamstown KY League of Cities VRDO	1.850%	11/7/08	LOC	5,000	5,000
						304,372
Louisiana (1.8%)
	Lafayette Parish LA School Board Rev.	5.000%	4/1/09	(4)	2,000	2,022
	Lake Charles LA HBR & Term Dist. Cogeneration Project PUT	2.250%	3/15/09		200,000	200,000
1	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	2.350%	11/7/08		9,900	9,900
1	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	2.350%	11/7/08	(4)	27,225	27,225
1	Louisiana GO TOB VRDO	2.330%	11/7/08	(4)	30,000	30,000
	Louisiana GO VRDO	1.400%	11/7/08	LOC	24,000	24,000
	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	1.500%	11/7/08	LOC	10,000	10,000
	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	2.000%	11/7/08	LOC	9,000	9,000
	Louisiana Public Fac. Auth. Rev. (International Matex Tank Terminals) VRDO	1.850%	11/7/08	LOC	17,500	17,500
1	Louisiana Public Fac. Auth. Rev. TOB VRDO	2.500%	11/7/08	LOC	44,345	44,345
1	Louisiana Public Fac. Auth. Rev. TOB VRDO	2.500%	11/7/08	LOC	42,645	42,645
	St. James Parish Louisiana Rev. (Nustar Logistics LP Project) VRDO	1.850%	11/7/08	LOC	15,000	15,000
	St. Tammany Parish LA Dev. Dist. Rev. VRDO	1.850%	11/7/08	LOC	6,000	6,000
						437,637
Maine (0.5%)
	Maine Health & Higher Educ. Fac. Auth. Rev. VRDO	6.000%	11/7/08	(4)	50,900	50,900

1	Maine Housing Auth. General Rev. TOB VRDO	2.050%	11/7/08		28,980	28,980
1	Maine Housing Auth. Mortgage Rev. TOB VRDO	2.050%	11/7/08		3,720	3,720
	Maine Housing Auth. Mortgage Rev. VRDO	2.000%	11/7/08		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	2.000%	11/7/08		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	2.000%	11/7/08		6,500	6,500
	Maine Housing Auth. Mortgage Rev. VRDO	2.050%	11/7/08		6,000	6,000
	Maine Housing Auth. Mortgage Rev. VRDO	2.550%	11/7/08		6,500	6,500
1	Maine Housing Auth. Mortgage Rev. VRDO	2.550%	11/7/08		6,900	6,900
						119,500
Maryland (1.7%)
	Baltimore County MD Metro. Dist. CP	1.700%	2/6/09		23,000	23,000
	Chestertown MD Econ. Dev. Washington College VRDO	1.770%	11/7/08	LOC	9,000	9,000
	District of Columbia Rev. (National Academy of Sciences Project) CP	1.660%	1/20/09	LOC	20,000	20,000
1	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	1.980%	11/7/08		2,360	2,360
1	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	1.980%	11/7/08		3,695	3,695
	Maryland Dept. of Housing & Community Dev. Rev. VRDO	1.600%	11/7/08		45,000	45,000
	Maryland Dept. of Housing & Community Dev. Rev. VRDO	1.850%	11/7/08		10,000	10,000
1	Maryland Dept. of Housing & Community Dev. TOB VRDO	2.560%	11/7/08		1,110	1,110
	Maryland GO	5.000%	2/1/09		2,000	2,016
	Maryland GO	5.500%	8/1/09		1,000	1,024
1	Maryland GO TOB VRDO	1.850%	11/7/08		7,200	7,200
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Gilman School) VRDO	1.800%	11/7/08	LOC	8,000	8,000
1	Maryland Health & Higher Educ. Fac. Auth. Rev. (John Hopkins) TOB VRDO	1.600%	11/7/08		3,850	3,850
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Hosp.) VRDO	1.580%	11/7/08	LOC	8,000	8,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	1.550%	12/10/08		10,641	10,641
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	0.800%	11/7/08		14,765	14,765
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	1.580%	11/7/08	LOC	5,000	5,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Loyola College) VRDO	1.450%	11/7/08	LOC	22,000	22,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Mercy Medical Center) VRDO	1.750%	11/7/08	LOC	12,065	12,065
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Stevenson Univ.) VRDO	1.450%	11/7/08	LOC	23,500	23,500
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	1.580%	11/7/08	LOC	5,000	5,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	1.600%	11/7/08	LOC	18,250	18,250
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	1.800%	11/7/08	LOC	7,000	7,000

Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	1.900%	11/7/08	LOC	7,000	7,000

8

1	Maryland State Transp. Auth. Rev. TOB VRDO	1.600%	11/7/08	(4)	5,000	5,000
1	Maryland Transp. Auth. Rev. TOB VRDO	1.860%	11/7/08	(4)	29,800	29,800
1	Maryland Transp. Auth. Rev. TOB VRDO	2.340%	11/7/08	(4)	13,860	13,860
	Washington Suburban Sanitation Dist. Maryland VRDO	1.950%	11/7/08		28,700	28,700
	Washington Suburban Sanitation Dist. Maryland VRDO	2.000%	11/7/08		33,700	33,700
	Washington Suburban Sanitation Dist. Maryland VRDO	2.000%	11/7/08		20,000	20,000
						400,536
Massachusetts (3.7%)
	Massachusetts Bay Transp. Auth. Rev. CP	1.750%	12/1/08		25,750	25,750
1	Massachusetts Bay Transp. Auth. Rev. Sales Tax TOB VRDO	1.780%	11/7/08		5,025	5,025
1	Massachusetts Bay Transp. Auth. Rev. TOB PUT	2.080%	12/29/08		13,850	13,850
1	Massachusetts Bay Transp. Auth. Rev. TOB PUT	2.080%	5/14/09		21,745	21,745
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.770%	11/7/08		13,000	13,000
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	4.000%	11/7/08		6,670	6,670
1	Massachusetts Dev. Finance Agency Rev. (Boston Univ.) TOB VRDO	1.830%	11/7/08	(13)	9,900	9,900
	Massachusetts Dev. Finance Agency Rev. (Clark Univ.) VRDO	2.050%	11/7/08	LOC	5,000	5,000
	Massachusetts Dev. Finance Agency Rev. (Fay School Issue) VRDO	1.920%	11/7/08	LOC	5,400	5,400
	Massachusetts Dev. Finance Agency Rev. (Shady Hill) VRDO	1.920%	11/7/08	LOC	10,000	10,000
	Massachusetts Dev. Finance Agency Rev. (Simmons College) VRDO	1.250%	11/7/08	LOC	9,000	9,000
	Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	1.800%	11/7/08	LOC	17,600	17,600
1	Massachusetts Dev. Finance Agency Rev. TOB VRDO	1.850%	11/7/08		5,690	5,690
	Massachusetts GAN	5.250%	6/15/09		10,000	10,061
	Massachusetts GO	5.000%	8/1/09		6,000	6,144
	Massachusetts GO	5.750%	8/1/09		1,300	1,330
	Massachusetts GO RAN	4.000%	4/30/09		55,000	55,482
	Massachusetts GO RAN	4.000%	5/29/09		50,000	50,509
1	Massachusetts GO TOB PUT	2.000%	11/7/08		23,935	23,935
1	Massachusetts GO TOB PUT	2.000%	11/7/08		36,740	36,740
1	Massachusetts GO TOB VRDO	1.840%	11/7/08		28,635	28,635
1	Massachusetts GO TOB VRDO	1.900%	11/7/08		31,235	31,235
1	Massachusetts GO TOB VRDO	2.520%	11/7/08	(4)	1,850	1,850
1	Massachusetts GO TOB VRDO	3.500%	11/7/08	(4)LOC	10,340	10,340
1	Massachusetts GO TOB VRDO	3.500%	11/7/08	(4)LOC	16,090	16,090
1	Massachusetts GO TOB VRDO	3.500%	11/7/08	(4)LOC	12,920	12,920
	Massachusetts Health & Edec. Fac. Auth. Rev. (Harvard Univ.) CP	1.670%	12/4/08		35,648	35,648
	Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	2.850%	7/9/09		9,700	9,700
	Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	1.450%	11/7/08	LOC	21,100	21,100
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.250%	3/26/09		10,000	10,000
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.350%	6/15/09		40,000	40,000

1	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	1.850%	11/7/08		15,000	15,000
1	Massachusetts Health & Educ. Fac. Auth. Rev. (Havard Univ.) TOB VRDO	1.850%	11/7/08		7,395	7,395
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) VRDO	1.000%	11/3/08	LOC	25,350	25,350
	Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College) VRDO	1.000%	11/7/08		3,000	3,000
1	Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	1.950%	11/7/08		10,105	10,105
	Massachusetts Port Auth. Rev. VRDO	1.450%	11/7/08	LOC	12,185	12,185
	Massachusetts Port Auth. Rev. VRDO	1.630%	11/7/08	LOC	45,420	45,420
	Massachusetts School Building Auth Rev. CP	3.000%	12/4/08	LOC	28,000	28,000
1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	1.600%	11/7/08	(4)	2,240	2,240
1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.010%	11/7/08		7,595	7,595
1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.340%	11/7/08	(4)	32,135	32,135
1	Massachusetts Water Pollution Abatement Trust TOB VRDO	1.800%	11/7/08		3,240	3,240
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	1.600%	11/7/08		8,190	8,190
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.330%	11/7/08	(4)	3,095	3,095
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.340%	11/7/08	(4)	7,300	7,300
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.500%	11/7/08	(4)	39,055	39,055
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.500%	11/7/08	(4)	30,225	30,225
	Massachusetts Water Resources Auth. Rev. VRDO	1.200%	11/7/08		18,400	18,400
	Univ. of Massachusetts Building Auth. Rev. VRDO	1.450%	11/7/08	LOC	31,700	31,700
						879,979
Michigan (3.8%)
1	Detroit MI City School Dist. TOB VRDO	1.820%	11/7/08	(4)LOC	26,185	26,185
1	Detroit MI Water Supply System TOB VRDO	3.320%	11/7/08	(4)	4,490	4,490
	Grand Valley MI State Univ. VRDO	1.710%	11/7/08	LOC	5,600	5,600
	Grand Valley MI State Univ. VRDO	1.850%	11/7/08	LOC	14,240	14,240
	Green Lake Township MI Econ. Dev. Corp. Rev. (Interlochen Center Project) VRDO	1.250%	11/3/08	LOC	20,900	20,900
	Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	1.800%	11/7/08	(12)	10,000	10,000
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	1.420%	11/7/08	LOC	12,000	12,000
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	1.720%	11/7/08	LOC	15,000	15,000
	Michigan Building Auth. CP	1.600%	11/6/08	LOC	36,745	36,745
	Michigan Building Auth. CP	3.750%	11/6/08	LOC	23,200	23,200
1	Michigan Building Auth. Rev. TOB VRDO	2.580%	11/7/08	(4)	14,100	14,100
1	Michigan Building Auth. Rev. TOB VRDO	2.580%	11/7/08		10,100	10,100

9

1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.500%	11/7/08	LOC	59,245	59,245
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.500%	11/7/08	LOC	66,995	66,995
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.500%	11/7/08	LOC	67,945	67,945
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.500%	11/7/08	LOC	36,545	36,545
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	1.100%	11/7/08		10,000	10,000
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	1.100%	11/7/08		10,500	10,500
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	1.100%	11/7/08		6,100	6,100
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	1.100%	11/7/08		26,000	26,000
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	1.150%	11/7/08		15,520	15,520
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	1.150%	11/7/08		17,600	17,600
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) VRDO	1.750%	11/7/08	LOC	100	100
	Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	1.870%	11/7/08	LOC	7,000	7,000
	Michigan Hosp. Finance Auth. Rev. (McClaren Health) VRDO	1.450%	11/7/08	LOC	17,000	17,000
	Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	2.250%	11/7/08		27,810	27,810
	Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	2.250%	11/7/08		28,800	28,800
	Michigan Housing Dev. Auth. Single Family Mortgage Rev. PUT	1.900%	11/6/08		35,000	35,000
	Michigan Muni. Bond Auth. Rev.	3.000%	8/20/09		98,315	99,377
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	1.830%	11/7/08		4,725	4,725
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	1.850%	11/7/08		5,100	5,100
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	1.860%	11/7/08		3,845	3,845
	Michigan Public Educ. Fac. Auth. Rev.	3.000%	7/20/09	LOC	6,000	6,046
	Michigan Strategic Fund (Detroit Edison) VRDO	1.600%	11/7/08	LOC	15,000	15,000
	Michigan Strategic Fund Limited Obligation Rev. (Consumer's Energy Co.) VRDO	1.600%	11/7/08	LOC	5,700	5,700
	Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	0.900%	11/3/08		6,200	6,200
	Univ. of Michigan Hosp. Rev. VRDO	0.900%	11/3/08		5,000	5,000
	Univ. of Michigan Hosp. Rev. VRDO	0.900%	11/3/08		4,000	4,000
	Univ. of Michigan Hosp. Rev. VRDO	1.150%	11/7/08		57,375	57,375
	Univ. of Michigan Univ. Rev. VRDO	1.150%	11/7/08		76,165	76,165
1	Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	2.570%	11/7/08	(4)	1,905	1,905
						915,158
Minnesota (1.2%)
1	Hennepin County MN Sales Tax Rev. TOB PUT	2.300%	11/7/08		23,640	23,640
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) TOB VRDO	1.200%	11/7/08	LOC	30,000	30,000
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) TOB VRDO	1.650%	11/7/08	LOC	10,000	10,000
	Minneapolis & St. Paul MN Metro. Airport	5.125%	1/1/09	(Prere.)	39,710	40,290
	Minneapolis MN Health Care System (Fairview Health Services) VRDO	1.550%	11/7/08	LOC	2,500	2,500

	Minneapolis MN Health Care System (Fairview Health Services) VRDO	1.550%	11/7/08	LOC	5,800	5,800
	Minneapolis MN Health Care System (Fairview Health Services) VRDO	1.550%	11/7/08	LOC	9,000	9,000
	Minnesota GO	5.000%	11/1/08		24,785	24,785
	Minnesota GO	5.000%	6/1/09		17,975	18,284
	Minnesota GO	5.500%	6/1/09		8,730	8,900
	Minnesota GO	5.000%	8/1/09		7,000	7,174
	Minnesota GO	5.000%	11/1/09		12,000	12,315
1	Minnesota Housing Finance Agency Limited Obligation Bonds TOB VRDO	1.820%	11/7/08		12,960	12,960
1	Minnesota Housing Finance Agency Limited Obligation Bonds TOB VRDO	1.870%	11/7/08		25,000	25,000
	Minnesota Housing Finance Agency Residential Housing Finance Rev.	3.300%	12/18/08		7,200	7,200
	Minnesota Housing Finance Agency Residential Housing Finance VRDO	1.820%	11/7/08		8,500	8,500
	Minnesota School Dist. Tax & Aid Borrowing Program COP	3.000%	9/4/09		12,000	12,134
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	1.600%	11/7/08	LOC	15,000	15,000
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	1.750%	11/7/08	LOC	7,500	7,500
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	1.700%	11/7/08	(12)	5,000	5,000
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	1.730%	11/7/08	(12)	5,305	5,305
						291,287
Mississippi (0.5%)
	Jackson County MS Port Fac. (Chevron USA Inc.) VRDO	0.750%	11/3/08		8,455	8,455
	Medical Center Educ. Building Corp. Mississippi Rev. VRDO	1.250%	11/3/08		14,375	14,375
1	Mississippi Dev. Bank Special Obligation Rev. TOB PUT	1.820%	11/7/08	LOC	5,000	5,000
	Mississippi Dev. Bank Special Obligation Rev. VRDO	1.500%	11/7/08	LOC	37,000	37,000
	Mississippi GO	5.500%	11/1/08		6,455	6,455
	Mississippi GO	5.900%	11/15/08		9,600	9,609
1	Mississippi Home Corp. Single Family Mortgage Rev. TOB VRDO	2.820%	11/7/08		4,500	4,500
1	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health Care) TOB VRDO	2.820%	11/7/08	(4)	18,635	18,635
1	Mississippi Housing Finance Corp. Single Family Mortgage Purchase Rev. TOB VRDO	2.000%	11/7/08		7,090	7,090
						111,119
Missouri (2.1%)
1	Columbia MO Special Oblig. Electrical Improvement Rev. TOB VRDO	1.820%	11/7/08	LOC	16,855	16,855
	Curators of the Univ. of Missouri System Fac. Rev.	3.000%	6/30/09		50,000	50,256
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.700%	11/7/08		69,210	69,210
	Kansas City MO Special Obligation VRDO	1.480%	11/7/08	LOC	11,625	11,625
	Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/09		10,640	10,929
	Missouri Dev. Finance Board Cultural Fac. Rev. (Kauffman Center Performing) VRDO	0.750%	11/3/08		16,500	16,500

	Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	1.500%	11/7/08	LOC	10,580	10,580
	Missouri Health & Educ. Fac. Auth. (Saint Louis Univ.) VRDO	1.200%	11/3/08	LOC	8,300	8,300
	Missouri Health & Educ. Fac. Auth. (Saint Louis Univ.) VRDO	1.200%	11/3/08	LOC	3,200	3,200
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	1.200%	11/7/08		8,000	8,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	1.630%	11/7/08		27,100	27,100
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Childrens Mercy Hosp.) VRDO	1.800%	11/7/08	LOC	7,400	7,400
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health) CP	3.250%	11/4/08	LOC	8,000	8,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	1.450%	11/7/08		17,200	17,200
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	1.480%	11/7/08	LOC	15,500	15,500
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	1.480%	11/7/08	LOC	6,800	6,800
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	1.750%	11/7/08		22,725	22,725
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	1.750%	11/7/08		8,325	8,325
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	1.750%	11/7/08		7,500	7,500
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	1.750%	11/7/08		7,500	7,500
	Missouri Health & Educ. Fac. Auth. Rev. (Cox Health) VRDO	1.750%	11/7/08	LOC	11,000	11,000
1	Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	1.850%	11/7/08		22,485	22,485
1	Missouri Health & Educ. Fac. Auth. TOB VRDO	1.860%	11/7/08		8,000	8,000
	Missouri Higher Educ. Student Loan Auth. VRDO	1.750%	11/7/08	LOC	56,250	56,250
1	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	1.600%	11/7/08		3,315	3,315
1	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	1.830%	11/7/08		2,435	2,435
1	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	1.860%	11/7/08		5,000	5,000
	Missouri Highways & Transp. Comm. Road Rev. VRDO	1.850%	11/7/08	LOC	11,400	11,400
1	Missouri Highways & Transp. Commission Rev. (State Road) TOB VRDO	1.600%	11/7/08		15,595	15,595
1	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.070%	11/7/08		6,280	6,280
1	Missouri State Health & Educ. Fac. Auth. Rev. TOB VRDO	1.600%	11/7/08		4,065	4,065
	St. Louis MO TRAN	3.250%	6/30/09		15,700	15,851
						495,181
Multiple States (1.2%)
1	Tax Exempt Multifamily Housing Pool Eagle Trust TOB VRDO	1.920%	11/7/08		199,805	199,805
1	Tax Exempt Multifamily Housing Pool Freddie Mac TOB VRDO	1.920%	11/7/08	LOC	88,300	88,300
						288,105
Nebraska (1.4%)
	American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	2.250%	11/7/08		33,852	33,852
1	Douglas County NE Hosp. Auth. Rev. (Nebraska Methodist Health System) Rev. TOB VRDO	1.930%	11/7/08	(13)	15,980	15,980

	Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center) VRDO	1.450%	11/3/08	LOC	15,000	15,000
	Lincoln NE Lincoln Electric System CP	5.000%	11/3/08		4,000	4,000
	Lincoln NE Lincoln Electric System CP	2.250%	11/6/08		25,500	25,500
	Nebraska Educ. Finance Auth. Rev. (Creighton Univ.) VRDO	1.200%	11/3/08	LOC	6,850	6,850
1	Nebraska Investment Finance Auth. Single Family Housing Rev. TOB VRDO	2.050%	11/7/08		3,705	3,705
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	1.950%	11/7/08		36,090	36,090
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	1.950%	11/7/08		25,000	25,000
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	1.950%	11/7/08		18,825	18,825
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	1.950%	11/7/08		18,970	18,970
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	1.950%	11/7/08		18,020	18,020
1	Nebraska Public Power Dist. Rev. TOB VRDO	1.600%	11/7/08	(4)	9,950	9,950
1	Nebraska Public Power Dist. Rev. TOB VRDO	1.950%	11/7/08		9,380	9,380
1	Nebraska Public Power Dist. Rev. TOB VRDO	1.960%	11/7/08	(13)	15,995	15,995
1	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	1.600%	11/7/08		10,185	10,185
1	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	1.830%	11/7/08		6,975	6,975
1	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	1.950%	11/7/08	(13)	34,610	34,610
1	Omaha NE TOB VRDO	1.850%	11/7/08		8,020	8,020
1	Omaha NE TOB VRDO	1.860%	11/7/08		8,000	8,000
						324,907
Nevada (0.7%)
	Clark County NV Airport Improvement Rev. VRDO	2.150%	11/7/08	(4)	50,000	50,000
1	Clark County NV GO TOB PUT	2.300%	11/7/08		8,375	8,375
	Clark County NV Highway Rev. (Sales and Excise Tax) CP	1.680%	11/6/08	LOC	6,600	6,600
	Clark County NV Highway Rev. (Sales and Excise Tax) CP	2.400%	11/13/08		7,500	7,500
1	Clark County NV School Dist. GO TOB VRDO	1.600%	11/7/08		6,295	6,295
1	Clark County NV School Dist. GO TOB VRDO	1.820%	11/7/08		7,459	7,459
1	Clark County NV School Dist. GO TOB VRDO	1.850%	11/7/08		4,990	4,990
1	Clark County NV School Dist. GO TOB VRDO	1.850%	11/7/08		5,150	5,150
1	Clark County NV School Dist. GO TOB VRDO	1.850%	11/7/08		12,640	12,640
1	Clark County NV TOB VRDO	1.820%	11/7/08		9,770	9,770
	Las Vegas Valley Water Dist. Nevada CP	3.000%	11/5/08		20,250	20,250
1	Las Vegas Valley Water Dist. Nevada TOB VRDO	2.570%	11/7/08	(4)	4,575	4,575
1	Nevada GO TOB VRDO	1.830%	11/7/08		5,085	5,085
1	Nevada Higher Education Rev. TOB VRDO	2.270%	11/7/08		9,555	9,555
	Nevada Housing Division Multi-Unit Housing City Center VRDO	1.950%	11/7/08	LOC	7,440	7,440
						165,684

New Hampshire (0.3%)
	New Hampshire Business Finance Auth. Rev. (VY Regional Hospital) VRDO	1.200%	11/3/08	LOC	26,260	26,260
	New Hampshire Health & Educ. Fac. Auth. Rev. (St. Anselm College) VRDO	1.450%	11/3/08	LOC	19,000	19,000
	New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	1.670%	11/7/08		23,800	23,800
						69,060
New Jersey (1.2%)
	New Jersey TRAN	3.000%	6/25/09		280,000	282,279

New Mexico (0.6%)
	Alamogordo NM Hosp. Rev. (Gerald Regional) VRDO	1.500%	11/7/08	LOC	20,000	20,000
	New Mexico Educ. Assistance Fundation Rev. VRDO	1.850%	11/7/08	LOC	10,000	10,000
	New Mexico Educ. Assistance Fundation Rev. VRDO	1.850%	11/7/08	LOC	10,000	10,000
	New Mexico Finance Auth. Transp. Rev. VRDO	1.500%	11/7/08	LOC	10,700	10,700
	New Mexico Finance Auth. Transp. Rev. VRDO	1.750%	11/7/08		84,800	84,800
						135,500
New York (2.6%)
	Half Hollow Hills NY Central School Dist. Huntington & Babylon TAN	3.000%	6/30/09		36,000	36,306
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.940%	11/7/08	(13)	29,700	29,700
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.940%	11/7/08		9,605	9,605
	New York City NY GO	4.000%	8/1/09		15,000	15,247
	New York City NY GO VRDO	1.300%	11/7/08		12,500	12,500
	New York City NY GO VRDO	1.360%	11/7/08	LOC	16,600	16,600
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 201 Pearl Street) VRDO	1.750%	11/7/08	LOC	13,500	13,500
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Atlantic Court) VRDO	1.500%	11/7/08	LOC	12,300	12,300
	New York City NY Muni. Water Finance Auth. CP	1.650%	11/14/08		25,000	25,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System CP	2.500%	11/3/08		21,500	21,500
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	11/7/08		17,325	17,325
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	11/7/08		10,180	10,180
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	11/7/08		13,055	13,055
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	11/7/08		8,000	8,000
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	11/7/08		4,200	4,200
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.340%	11/7/08	(4)	9,900	9,900
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.100%	11/3/08		5,950	5,950
1	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.840%	11/7/08		13,700	13,700
1	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.870%	11/7/08		12,475	12,475
	New York City NY Transitional Finance Auth. Rev. VRDO	1.700%	11/7/08		33,120	33,120
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	1.250%	11/7/08	LOC	15,400	15,400
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	1.250%	11/7/08	LOC	9,900	9,900

	New York State Dormitory Auth. Rev. Non State Supported Debt (St. John's Univ.) VRDO	1.350%	11/7/08	LOC	67,760	67,760
	New York State Dormitory Auth. Rev. Non State Supported Debt (St. John's Univ.) VRDO	1.750%	11/7/08	LOC	27,490	27,490
1	New York State Dormitory Auth. Rev. TOB VRDO	1.800%	11/7/08		10,285	10,285
1	New York State Dormitory Auth. Rev. TOB VRDO	1.830%	11/7/08		20,000	20,000
1	New York State Dormitory Auth. Rev. TOB VRDO	1.830%	11/7/08		13,585	13,585
1	New York State Dormitory Auth. Rev. TOB VRDO	1.840%	11/7/08		5,000	5,000
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	5.000%	11/7/08	LOC	24,200	24,200
1	New York State Environmental Fac. Corp. Water & Sewer System Rev. TOB VRDO	1.800%	11/7/08		18,700	18,700
	New York State Local Govt. Assistance Corp. VRDO	1.650%	11/7/08		8,100	8,100
1	New York State Thruway Auth. Rev. TOB VRDO	1.600%	11/7/08	LOC	30,015	30,015
1	New York State Thruway Auth. Rev. TOB VRDO	2.340%	11/7/08	(4)	22,630	22,630
	Webster NY Central School Dist. BAN	3.500%	10/9/09		24,000	24,164
						617,392
North Carolina (4.1%)
	Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	1.650%	11/3/08		10,200	10,200
1	Charlotte NC (Governmental Facilities Project) COP TOB VRDO	1.850%	11/7/08		5,030	5,030
	Concord NC Util. System Rev. VRDO	5.000%	11/7/08	(4)	20,080	20,080
	Guilford County NC GO VRDO	3.250%	11/7/08		18,440	18,440
	Mecklenburg County NC GO VRDO	1.600%	11/7/08		8,200	8,200
	Mecklenburg County NC GO VRDO	1.600%	11/7/08		8,200	8,200
	Mecklenburg County NC GO VRDO	1.600%	11/7/08		8,200	8,200
	Mecklenburg County NC GO VRDO	1.600%	11/7/08		9,000	9,000
	Mecklenburg County NC GO VRDO	1.600%	11/7/08		7,000	7,000
	Mecklenburg County NC GO VRDO	1.600%	11/7/08		7,000	7,000
	Mecklenburg County NC GO VRDO	1.600%	11/7/08		7,000	7,000
	Mecklenburg County NC GO VRDO	1.600%	11/7/08		10,000	10,000
	Mecklenburg County NC GO VRDO	1.600%	11/7/08		13,500	13,500
	Mecklenburg County NC GO VRDO	2.300%	11/7/08		41,265	41,265
	Mecklenburg County NC GO VRDO	2.300%	11/7/08		70,875	70,875
1	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	1.860%	11/7/08		12,000	12,000
1	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	1.860%	11/7/08		11,200	11,200
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	1.600%	11/7/08		6,045	6,045
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	1.830%	11/7/08		18,900	18,900
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	1.860%	11/7/08		15,700	15,700

1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	1.940%	11/7/08		17,100	17,100
	North Carolina Capital Fac. Financial Solid Waste Disposal Rev. (Allied Waste North America) VRDO	1.580%	11/7/08	LOC	6,650	6,650
1	North Carolina Capital Improvement TOB VRDO	1.830%	11/7/08		10,480	10,480
1	North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	1.830%	11/7/08	(ETM)	19,990	19,990
	North Carolina GO	4.600%	4/1/09	(Prere.)	9,000	9,268
	North Carolina GO	5.000%	6/1/09		15,000	15,236
	North Carolina GO VRDO	1.600%	11/7/08		11,100	11,100
1	North Carolina Infrastructure Financial Corp. COP TOB VRDO	1.780%	11/7/08	(4)	29,085	29,085
1	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) TOB VRDO	1.920%	11/7/08		32,000	32,000
	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	1.460%	11/7/08		29,400	29,400
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Novant Health) VRDO	1.730%	11/7/08		48,045	48,045
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Novant Health) VRDO	1.730%	11/7/08		30,500	30,500
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	1.500%	11/7/08	LOC	5,100	5,100
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	1.580%	11/7/08	LOC	7,870	7,870
1	North Carolina Medical Care Comm. Health Care Fac. TOB VRDO	1.850%	11/7/08		7,330	7,330
	North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	1.750%	11/7/08		12,320	12,320
	North Carolina Medical Care Comm. Hosp. Rev. (Pooled Equipment Finance Project) VRDO	1.700%	11/7/08	LOC	11,000	11,000
	North Carolina Medical Care Comm. Hosp. VRDO	2.300%	11/7/08		32,330	32,330
1	North Carolina State Capital Improvement TOB VRDO	1.600%	11/7/08		5,000	5,000
	North Carolina State Educ. Assistance Rev. Student Loan VRDO	1.850%	11/7/08	LOC	50,000	50,000
	North Carolina State Grant Antic Rev.	5.000%	3/1/09		22,805	23,051
	North Carolina State Univ. Raleigh Rev. VRDO	1.460%	11/7/08		38,000	38,000
	Raleigh NC Combined Enterprise System Rev. VRDO	2.350%	11/7/08		46,275	46,275
1	Sampson County NC TOB PUT	1.820%	11/7/08	LOC	5,000	5,000
1	The Charlotte-Mecklenburg Hospital North Carolina Health Care Auth. TOB VRDO	1.820%	11/7/08		16,335	16,335
	Univ. of North Carolina Chapel Hill Foundation VRDO	2.300%	11/7/08		27,420	27,420
1	Univ. of North Carolina Univ. Rev. TOB VRDO	1.820%	11/7/08		6,900	6,900
1	Univ. of North Carolina Univ. Rev. TOB VRDO	1.850%	11/7/08		4,990	4,990
1	Univ. of North Carolina Univ. Rev. TOB VRDO	1.860%	11/7/08		72,710	72,710
	Wake County NC Public Improvement GO VRDO	1.650%	11/7/08		17,300	17,300
	Winston-Salem NC COP VRDO	2.830%	11/7/08		9,000	9,000
	Winston-Salem NC Water & Sewer System Rev. VRDO	3.000%	11/7/08		19,400	19,400
	Winston-Salem NC Water & Sewer System Rev. VRDO	7.000%	11/7/08		5,000	5,000
						989,020
North Dakota (0.2%)
	North Dakota State Housing Fin. Agency Rev.	3.000%	4/14/09		18,775	18,817
	North Dakota State Housing Fin. Agency Rev. VRDO	1.490%	11/7/08		21,850	21,850
						40,667
Ohio (2.5%)

	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	1.250%	11/3/08	LOC	7,000	7,000
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	1.750%	11/7/08	LOC	5,000	5,000
	Columbus OH Regional Airport Auth. Airport Refunding Rev.
	(Oasbo Expanded Asset Program) VRDO	1.770%	11/7/08	LOC	45,000	45,000
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) CP	3.250%	11/20/08		16,800	16,800
	Lancaster Port Auth. Ohio Gas Rev. VRDO	1.750%	11/7/08		19,860	19,860
1	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) TOB VRDO	1.860%	11/7/08	(4)	20,015	20,015
1	Ohio Air Quality Dev. Rev. TOB VRDO	2.050%	11/7/08	(13)	5,320	5,320
	Ohio Air Quality Dev. Rev. VRDO	1.200%	11/3/08	LOC	37,900	37,900
	Ohio Common Schools GO VRDO	1.150%	11/7/08		15,225	15,225
	Ohio Common Schools GO VRDO	1.150%	11/7/08		17,605	17,605
	Ohio Common Schools GO VRDO	1.600%	11/7/08		27,245	27,245
1	Ohio GO TOB VRDO	1.830%	11/7/08		5,250	5,250
1	Ohio GO TOB VRDO	1.880%	11/7/08		8,790	8,790
	Ohio GO VRDO	1.500%	11/7/08		40,035	40,035
	Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/08		8,440	8,461
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09		6,705	6,811
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	3.500%	11/12/08		10,000	10,000
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.750%	11/7/08		5,935	5,935
	Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic) VRDO	1.100%	11/3/08		30,550	30,550
	Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	1.780%	11/7/08	LOC	7,100	7,100
	Ohio Highway Capital Improvements GO	5.250%	5/1/09		5,000	5,086
1	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	2.070%	11/7/08		5,790	5,790
	Ohio Housing Finance Agency Mortgage Rev. VRDO	1.630%	11/7/08		100,000	100,000
	Ohio Infrastructure Improvement GO VRDO	1.250%	11/7/08		9,750	9,750
	Ohio State Univ. General Receipts Rev. PUT	3.750%	1/14/09		40,000	40,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.950%	11/7/08	LOC	10,000	10,000
	Ohio Water Dev. Auth. Rev. (Fresh Water) CP	1.800%	12/4/08		22,500	22,500
	Ohio Water Dev. Auth. Rev. (Fresh Water) CP	2.750%	2/11/09		40,000	40,000
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	2.050%	11/7/08		9,780	9,780

1	Toledo Lucas County OH Port Auth. VRDO	1.930%	11/7/08	(13)	10,300	10,300
	Union Township OH BAN	3.000%	9/15/09		13,270	13,384
						606,492
Oklahoma (0.9%)
1	Grand River Dam Auth. Oklahoma Rev. TOB VRDO	1.950%	11/7/08	(13)	14,100	14,100
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	1.800%	11/7/08		16,830	16,830
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	3.000%	11/7/08	(12)	16,825	16,825
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	3.000%	11/7/08	(12)	24,565	24,565
1	Oklahoma Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	2.050%	11/7/08		8,600	8,600
	Oklahoma Student Loan Auth. VRDO	1.950%	11/7/08	LOC	10,305	10,305
	Oklahoma Turnpike Auth. VRDO	1.710%	11/7/08		62,360	62,360
	Oklahoma Turnpike Auth. VRDO	1.710%	11/7/08		31,845	31,845
	Oklahoma Turnpike Auth. VRDO	3.000%	11/7/08		6,670	6,670
	Oklahoma Turnpike Auth. VRDO	3.000%	11/7/08		9,415	9,415
1	Tulsa County OK Ind. Auth. Rev. TOB VRDO	1.820%	11/7/08		6,760	6,760
						208,275
Oregon (2.4%)
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	2.000%	1/13/09		8,000	8,000
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	2.100%	1/13/09		22,325	22,325
	Gilliam County OR Solid Waste Disposal Rev. (Waste Management Incorporated Project) VRDO	1.750%	11/7/08	LOC	17,150	17,150
1	Jackson County OR School Dist. TOB VRDO	1.820%	11/7/08		6,000	6,000
	Medford OR Hosp. Fac. Auth. Rev. VRDO	2.000%	11/7/08	LOC	24,175	24,175
1	Multnomah County OH Hosp. Fac. Auth. Rev. TOB VRDO	1.820%	11/7/08		5,895	5,895
	Oregon GO (Veterans Welfare) VRDO	2.250%	11/7/08		12,000	12,000
	Oregon Health Sciences Univ. Rev. (OSHU Medical Group Project) VRDO	1.900%	11/7/08	LOC	7,700	7,700
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	1.630%	11/7/08		15,000	15,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	1.630%	11/7/08		5,000	5,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	1.930%	11/7/08		5,000	5,000
	Oregon State Dept. Administrative Services	5.000%	9/1/09	(4)	13,195	13,459
	Oregon State Dept. Transp. Highway Usertax Rev. VRDO	2.250%	11/7/08		40,000	40,000
	Oregon State Dept. Transp. Highway Usertax Rev. VRDO	2.250%	11/7/08		29,735	29,735
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	1.350%	11/7/08	LOC	15,800	15,800
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	1.350%	11/7/08	LOC	12,520	12,520
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	1.350%	11/7/08	LOC	8,000	8,000
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	1.650%	11/7/08	LOC	13,000	13,000
	Oregon State Facs. Auth. Rev. (Reed College Projects) VRDO	1.800%	11/7/08		20,000	20,000
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	1.410%	11/7/08		6,190	6,190
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	1.500%	11/7/08		34,650	34,650

	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	1.570%	11/7/08		19,600	19,600
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	1.570%	11/7/08		30,000	30,000
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.000%	11/7/08		5,000	5,000
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.050%	11/7/08		30,000	30,000
	Oregon State Veteran Welfare Services VRDO	2.250%	11/7/08		10,100	10,100
	Oregon TAN	3.000%	6/30/09		147,500	148,748
	Port Auth. of Portland OR Airport Rev. (Portland International Airport) VRDO	1.750%	11/7/08	LOC	11,000	11,000
	Port Auth. of Portland OR Airport Rev. (Portland International Airport) VRDO	1.950%	11/7/08	LOC	10,000	10,000
						586,047
Rhode Island (0.5%)
1	Narragansett RI Commission WasteWater System Rev. TOB VRDO	1.600%	11/7/08	LOC	11,955	11,955
	Rhode Island Health & Educ. (Roger Williams Univ.) VRDO	1.500%	11/7/08	LOC	9,300	9,300
	Rhode Island Health & Educ. Building Corp. CP	2.400%	2/5/09		21,000	21,000
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	1.500%	11/7/08	LOC	5,000	5,000
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	1.500%	11/7/08	LOC	4,000	4,000
	Rhode Island Health & Educ. VRDO	1.500%	11/7/08	LOC	11,500	11,500
	Rhode Island Health & Educ. VRDO	1.500%	11/7/08	LOC	10,965	10,965
1	Rhode Island Housing & Mortgage Fin. Corp. TOB VRDO	2.020%	11/7/08		5,000	5,000
1	Rhode Island Student Loan Auth. Student Loan Rev. TOB VRDO	3.170%	11/7/08		14,125	14,125
	Rhode Island Student Loan Auth. Student Loan Rev. VRDO	1.620%	11/7/08	LOC	10,000	10,000
	Rhode Island Student Loan Auth. Student Loan Rev. VRDO	1.620%	11/7/08	LOC	7,000	7,000
						109,845
South Carolina (1.7%)
	Beaufort County SC School Dist. GO	5.000%	4/1/09		3,370	3,408
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	1.500%	11/7/08		48,250	48,250
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	1.500%	11/7/08		24,190	24,190
	Greenville County SC Hosp. Fac. Rev. VRDO	1.500%	11/7/08	LOC	9,000	9,000
	Greenville County SC Hosp. Fac. Rev. VRDO	1.800%	11/7/08	LOC	7,000	7,000
	Greenville County SC Hosp. Fac. Rev. VRDO	2.300%	11/7/08	LOC	89,915	89,915
	Greenville County SC Hosp. Fac. Rev. VRDO	5.450%	11/7/08	LOC	31,400	31,400
1	Greenville County SC School Dist. Rev. TOB VRDO	1.830%	11/7/08		13,865	13,865
	South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance) VRDO	2.000%	11/7/08	LOC	13,000	13,000
	South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance) VRDO	2.000%	11/7/08	LOC	16,450	16,450

1	South Carolina Public Service Auth. Rev. TOB VRDO	2.030%	11/7/08		23,150	23,150
1	South Carolina Public Service Auth. Rev. TOB VRDO	2.270%	11/7/08		5,520	5,520
1	South Carolina Public Service Auth. Rev. TOB VRDO	2.340%	11/7/08	(4)	10,030	10,030
1	South Carolina Public Service Auth. Rev. TOB VRDO	2.360%	11/7/08	(4)	11,000	11,000
	South Carolina Transp. Infrastructure Rev. VRDO	1.600%	11/7/08	LOC	16,500	16,500
	Spartanburg County SC Regional Health Services Dist. Rev. VRDO	1.750%	11/7/08	(12)	20,270	20,270
1	York County SC School Dist. (Rock Hill) TOB VRDO	2.570%	11/7/08	(4)	9,770	9,770
	York County SC School Dist. (York) BAN	3.000%	9/4/09		50,000	50,551
						403,269
South Dakota (0.2%)
	South Dakota Health & Educ. Fac. Auth. Rev. (Avera Health) VRDO	1.750%	11/7/08	LOC	10,000	10,000
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	1.870%	11/7/08	LOC	15,000	15,000
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	1.870%	11/7/08	LOC	13,180	13,180
1	South Dakota Housing Dev. Auth. TOB VRDO	1.980%	11/7/08		3,650	3,650
						41,830
Tennessee (3.0%)
	Clarksville TN Public Building Auth. Rev. (Murfreesboro) VRDO	1.850%	11/7/08	LOC	6,200	6,200
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.800%	11/3/08	LOC	19,860	19,860
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.800%	11/3/08	LOC	43,835	43,835
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.800%	11/3/08	LOC	7,285	7,285
1	Knoxville TN Waste Water System Rev. TOB VRDO	2.270%	11/7/08		14,985	14,985
	Memphis TN Electric System Rev.	5.000%	12/1/08	(4)	15,000	15,035
	Memphis-Shelby County TN Airport Auth. Rev.	5.000%	3/1/09	(4)	2,000	2,014
	Metro. Govt. of Nashville & Davidson County TN CP	3.500%	11/10/08		15,000	15,000
	Metro. Govt. of Nashville & Davidson County TN CP	1.600%	12/11/08		16,000	16,000
	Metro. Govt. of Nashville & Davidson County TN CP	1.850%	2/9/09		17,375	17,375
	Metro. Govt. of Nashville & Davidson County TN CP	3.000%	2/12/09		15,000	15,000
1	Metro. Govt. of Nashville & Davidson County TN GO TOB VRDO	2.340%	11/7/08		6,185	6,185
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.300%	11/7/08		13,600	13,600
	Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board
	(Country Music Hall of Fame) VRDO	1.850%	11/7/08	LOC	13,850	13,850
	Montgomery County TN Public Building Auth. Pooled Financial Rev.
	(Tennessee County Loan Pool) VRDO	0.800%	11/3/08	LOC	36,150	36,150
	Montgomery County TN Public Building Auth. Pooled Financial Rev.
	(Tennessee County Loan Pool) VRDO	0.800%	11/3/08	LOC	14,925	14,925
	Shelby County TN GO VRDO	1.450%	11/7/08		141,490	141,490
	Shelby County TN GO VRDO	1.800%	11/7/08		10,500	10,500
	Shelby County TN GO VRDO	3.000%	11/7/08		17,355	17,355

	Shelby County TN GO VRDO	3.000%	11/7/08		148,600	148,600
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	1.500%	11/7/08	(12)	20,000	20,000
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	1.700%	11/7/08	(12)	30,000	30,000
	Tennessee GO	3.000%	9/1/09		3,145	3,180
1	Tennessee Housing Dev. Agency TOB VRDO	1.570%	11/7/08		9,440	9,440
	Tennessee Local Dev. Auth. Rev. BAN	3.000%	6/24/09		56,345	56,774
	Tennessee School Board Auth. Higher Educ. Fac. CP	1.700%	2/5/09		6,000	6,000
	Tennessee School Board Auth. Higher Educ. Fac. CP	1.730%	2/5/09		15,000	15,000
						715,638
Texas (14.6%)
1	Austin TX Public Improvement GO TOB VRDO	1.500%	11/7/08		5,295	5,295
1	Austin TX Public Improvement GO TOB VRDO	1.830%	11/7/08		5,350	5,350
1	Austin TX Rev. TOB VRDO	1.900%	11/7/08	(13)	18,245	18,245
1	Austin TX Rev. TOB VRDO	1.900%	11/7/08	(13)	10,000	10,000
1	Austin TX Water & Wastewater System Rev. TOB PUT	1.780%	11/7/08	LOC	16,835	16,835
1	Austin TX Water & Wastewater System Rev. TOB VRDO	1.820%	11/7/08		6,600	6,600
1	Austin TX Water & Wastewater System Rev. TOB VRDO	2.570%	11/7/08	(4)	12,450	12,450
	Austin TX Water & Wastewater System Rev. VRDO	3.500%	11/7/08	LOC	15,400	15,400
1	Beaumont TX Independent School District School Building TOB VRDO	1.600%	11/7/08		3,350	3,350
1	Bexar County TX Combined Flood Control GO TOB VRDO	2.400%	11/7/08		11,380	11,380
1	Bexar County TX Combined Flood Control TOB VRDO	1.850%	11/7/08		28,515	28,515
	Bexar TX Metro. Water Dist. CP	3.550%	11/13/08	LOC	25,000	25,000
	Bexar TX Metro. Water Dist. CP	1.700%	2/5/09	LOC	11,084	11,084
	Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	1.600%	11/6/08		18,000	18,000
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	1.650%	2/6/09		11,500	11,500
1	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	1.600%	11/7/08		5,110	5,110
1	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	1.830%	11/7/08		11,875	11,875
1	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	2.400%	11/7/08		11,650	11,650
1	Carrollton TX GO TOB VRDO	2.270%	11/7/08		5,945	5,945
1	Clear Creek TX Independent School Dist. GO TOB PUT	1.770%	11/7/08	LOC	13,340	13,340
1	Clear Creek TX Independent School Dist. GO TOB VRDO	1.850%	11/7/08		7,790	7,790
1	Comal TX Independent School Dist. TOB VRDO	1.820%	11/7/08	LOC	10,440	10,440
1	Conroe TX Independent School Dist. TOB VRDO	1.850%	11/7/08		2,110	2,110

1	Dallas TX Area Rapid Transit TOB VRDO	1.600%	11/7/08	LOC	9,855	9,855
1	Dallas TX Area Rapid Transit TOB VRDO	1.850%	11/7/08		7,700	7,700
1	Dallas TX Area Rapid Transit TOB VRDO	2.330%	11/7/08	(4)	18,575	18,575
1	Dallas TX Area Rapid Transit TOB VRDO	3.320%	11/7/08		8,610	8,610
1	Dallas TX GO TOB VRDO	1.850%	11/7/08		10,260	10,260
1	Dallas TX Independent School Dist. GO TOB PUT	2.300%	11/7/08		14,720	14,720
1	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	1.830%	11/7/08		1,845	1,845
1	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.650%	11/7/08	(4)	7,500	7,500
1	De Soto TX Independent School Dist. TOB VRDO	1.860%	11/7/08		15,345	15,345
1	Denton TX Independent School Dist. TOB VRDO	1.600%	11/7/08		10,570	10,570
1	Denton TX Independent School Dist. TOB VRDO	1.850%	11/7/08		3,700	3,700
1	Denton TX Independent School Dist. TOB VRDO	1.850%	11/7/08		3,470	3,470
	Denton TX Independent School Dist. VRDO	1.800%	11/7/08		18,305	18,305
	Denton TX Independent School Dist. VRDO	1.850%	11/7/08		15,450	15,450
1	Edinburg TX Consolidated Independant School Dist. COP TOB VRDO	1.850%	11/7/08		12,035	12,035
1	Fort Bend TX Independent School Dist. GO TOB VRDO	2.400%	11/7/08		16,685	16,685
	Frisco TX GO	5.000%	2/15/09	(4)	2,950	2,976
1	Galveston County TX GO TOB PUT	2.300%	11/7/08		6,100	6,100
1	Grand Prairie TX Independent School Dist. TOB VRDO	1.850%	11/7/08		7,210	7,210
1	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.000%	11/7/08	LOC	35,000	35,000
1	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.000%	11/7/08	LOC	46,700	46,700
1	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.000%	11/7/08	LOC	40,000	40,000
1	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.000%	11/7/08	LOC	10,000	10,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp. System) PUT	1.600%	11/18/08		50,000	50,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp. System) PUT	1.600%	11/18/08		50,000	50,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	1.900%	11/7/08	LOC	4,850	4,850
1	Harris County TX Flood Control Dist. TOB VRDO	1.840%	11/7/08		33,300	33,300
	Harris County TX Flood Control Dist. VRDO	5.000%	11/7/08		64,700	64,700
	Harris County TX GO	4.500%	10/1/09		4,750	4,847
	Harris County TX GO CP	2.100%	11/3/08		49,152	49,152
	Harris County TX GO CP	2.100%	11/3/08		120,408	120,408
	Harris County TX GO CP	1.550%	11/13/08		18,548	18,548
	Harris County TX GO CP	3.000%	11/19/08		50,000	50,000
1	Harris County TX GO TOB VRDO	1.830%	11/7/08		7,995	7,995
1	Harris County TX GO TOB VRDO	1.850%	11/7/08		5,100	5,100
1	Harris County TX GO TOB VRDO	1.950%	11/7/08	(13)	30,000	30,000
1	Harris County TX GO TOB VRDO	2.360%	11/7/08		5,575	5,575
1	Harris County TX GO VRDO	1.850%	11/7/08		10	10
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	1.600%	11/7/08	LOC	5,000	5,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	1.250%	11/3/08		74,530	74,530
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	1.650%	11/7/08		65,000	65,000
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.100%	11/3/08		3,500	3,500
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.100%	11/3/08		37,100	37,100

	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	12,200	12,200
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	6,700	6,700
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.000%	11/7/08		44,400	44,400
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.800%	11/7/08		25,000	25,000
1	Harris County TX Health Fac. Dev. Corp. Rev. TOB VRDO	1.900%	11/7/08		8,085	8,085
1	Harris County TX Health Fac. Dev. Corp. Thermal Util. Rev. TOB VRDO	2.150%	11/7/08	(12)	5,060	5,060
1	Harris County TX Toll Road Rev. TOB VRDO	1.830%	11/7/08		7,675	7,675
1	Harris County TX Toll Road Rev. TOB VRDO	1.920%	11/7/08	(4)(Prere.)	3,845	3,845
1	Houston TX Community College TOB VRDO	1.600%	11/7/08	(4)	4,150	4,150
	Houston TX GO	5.250%	3/1/09	(Prere.)	4,815	4,865
1	Houston TX GO TOB VRDO	2.020%	11/7/08		10,050	10,050
1	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	1.840%	11/7/08		5,000	5,000
1	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	1.850%	11/7/08		8,540	8,540
1	Houston TX Higher Educ. Finance Corp. Rev. TOB PUT	2.300%	11/7/08		22,155	22,155
1	Houston TX Housing Finance Corp. TOB VRDO	2.050%	11/7/08		3,555	3,555
	Houston TX Independent School Dist. GO PUT	1.850%	6/15/09		50,000	50,000
1	Houston TX Independent School Dist. GO TOB VRDO	1.850%	11/7/08		6,450	6,450
1	Houston TX Independent School Dist. GO TOB VRDO	1.850%	11/7/08		4,205	4,205
1	Houston TX Independent School Dist. GO TOB VRDO	2.570%	11/7/08	(4)	4,500	4,500
1	Houston TX Independent School Dist. TOB VRDO	1.850%	11/7/08		4,655	4,655
	Houston TX Util. System Rev. CP	5.000%	11/3/08		15,000	15,000
1	Houston TX Util. System Rev. TOB VRDO	1.780%	11/7/08	LOC	9,000	9,000
1	Houston TX Util. System Rev. TOB VRDO	1.820%	11/7/08	LOC	10,320	10,320
1	Houston TX Util. System Rev. TOB VRDO	2.570%	11/7/08	(4)	3,310	3,310
	Houston TX Util. System Rev. VRDO	1.500%	11/7/08	LOC	25,000	25,000
	Houston TX Util. System Rev. VRDO	1.500%	11/7/08	LOC	6,200	6,200
	Houston TX Util. System Rev. VRDO	3.500%	11/7/08	LOC	19,000	19,000
1	Houston TX Water & Sewer System Rev. TOB VRDO	2.340%	11/7/08	(4)(Prere.)	23,890	23,890
	Humble TX Independent School Dist. School Building PUT	2.000%	7/1/09		47,025	47,025

1	Katy TX Independent School Dist. GO TOB VRDO	1.850%	11/7/08		3,880	3,880
1	Lamar TX Independent School Dist. TOB VRDO	1.850%	11/7/08		5,120	5,120
1	Leander TX Independent School Dist. GO TOB VRDO	1.850%	11/7/08		15,445	15,445
1	Leander TX Independent School Dist. GO TOB VRDO	2.400%	11/7/08		14,410	14,410
1	Lower Colorado River Auth. Texas Rev. TOB VRDO	1.960%	11/7/08	(4)(13)	11,880	11,880
	Lubbock TX Health Fac. (St. Joseph) VRDO	1.750%	11/7/08		6,900	6,900
	Lubbock TX Independent School Dist. VRDO	4.000%	11/3/08	LOC	49,760	49,760
	Lubbock TX Independent School Dist. VRDO	1.750%	11/7/08		14,800	14,800
1	Mansfield TX Independent School Dist. TOB VRDO	1.850%	11/7/08		5,165	5,165
1	McKinney TX ISD TOB VRDO	1.820%	11/7/08	LOC	10,300	10,300
	Mesquite TX Independent School Dist. School Building VRDO	1.800%	11/7/08		5,325	5,325
	Montgomery County TX PUT	3.000%	9/1/09		10,000	10,098
1	North East TX Independent School Dist. GO TOB VRDO	1.780%	11/7/08	LOC	5,000	5,000
1	North East TX Independent School Dist. GO TOB VRDO	1.840%	11/7/08		26,805	26,805
1	North East TX Independent School Dist. GO TOB VRDO	1.850%	11/7/08		2,800	2,800
1	North Texas Health Fac. Dev. Corp. (United Regional Health Care System) TOB VRDO	1.780%	11/7/08	LOC	13,320	13,320
	North Texas Higher Educ. Auth. Student Loan VRDO	1.850%	11/7/08	LOC	26,000	26,000
	North Texas Higher Educ. Auth. Student Loan VRDO	1.850%	11/7/08	LOC	18,000	18,000
	North Texas Higher Educ. Auth. Student Loan VRDO	1.850%	11/7/08	LOC	31,840	31,840
1	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	1.820%	11/7/08		5,460	5,460
1	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	1.830%	11/7/08		4,490	4,490
1	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	2.020%	11/7/08		7,295	7,295
1	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	2.270%	11/7/08		3,810	3,810
	North Texas Tollway Auth. BAN	4.125%	11/19/08		33,715	33,715
1	North Texas Tollway Auth. Capital Appreciation System TOB VRDO	1.600%	11/7/08	LOC	11,340	11,340
1	Northside TX Independent School Dist. GO TOB VRDO	1.850%	11/7/08		14,550	14,550
1	Northside TX Independent School Dist. GO TOB PUT	2.300%	11/7/08		17,315	17,315
	Pasadena TX Independent School Dist. VRDO	1.750%	11/7/08		20,200	20,200
	Pasadena TX Independent School Dist. VRDO	5.000%	11/7/08	(4)	40,975	40,975
1	Pearland TX GO TOB VRDO	1.600%	11/7/08	LOC	10,240	10,240
1	Pearland TX Independent School Dist. (Austin) TOB VRDO	1.820%	11/7/08		9,000	9,000
1	Plano TX GO TOB VRDO	1.600%	11/7/08		5,830	5,830
1	Plano TX Independent School Dist. TOB VRDO	1.860%	11/7/08		14,055	14,055
	Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	1.750%	11/7/08		31,000	31,000
	San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	1.250%	11/3/08		17,800	17,800
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/09		7,400	7,443
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	3,510	3,571
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09		3,000	3,023
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	5,910	6,014

	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	2,985	3,038
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	2,110	2,147
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	6,140	6,187
1	San Antonio TX Electric & Gas Rev. TOB VRDO	1.600%	11/7/08		5,395	5,395
1	San Antonio TX Electric & Gas Rev. TOB VRDO	1.830%	11/7/08		7,165	7,165
1	San Antonio TX Electric & Gas Rev. TOB VRDO	1.850%	11/7/08		5,115	5,115
1	San Antonio TX Electric & Gas Rev. TOB VRDO	1.860%	11/7/08		10,250	10,250
	San Antonio TX Electric & Gas Rev. VRDO	2.050%	11/7/08		46,900	46,900
	San Antonio TX Electric & Gas System Rev. CP	1.700%	11/3/08		38,000	38,000
	San Antonio TX Electric & Gas System Rev. CP	4.500%	11/6/08		10,050	10,050
	San Antonio TX Electric & Gas System Rev. CP	1.720%	2/5/09		13,100	13,100
1	San Antonio TX GO TOB VRDO	2.400%	11/7/08		18,240	18,240
1	San Antonio TX Independent School Dist. GO TOB VRDO	1.850%	11/7/08		17,710	17,710
1	San Antonio TX Water Rev. TOB VRDO	1.820%	11/7/08	LOC	11,205	11,205
1	San Antonio TX Water Rev. TOB VRDO	2.350%	11/7/08	(4)	10,000	10,000
1	Sheldon TX Independent School Dist. TOB VRDO	1.850%	11/7/08		5,220	5,220
1	Socorro TX Independent School Dist. GO TOB VRDO	1.850%	11/7/08		4,985	4,985
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	1.750%	11/7/08	LOC	1,700	1,700
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	1.550%	11/7/08		5,310	5,310
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	1.550%	11/7/08		6,500	6,500
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	1.650%	11/7/08		10,775	10,775
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	1.820%	11/7/08		5,795	5,795
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	1.820%	11/7/08		4,375	4,375
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	1.400%	11/7/08	LOC	17,900	17,900
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	2.000%	11/7/08	LOC	32,400	32,400
1	Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	1.850%	11/7/08		4,895	4,895
1	Texas A & M Univ. System Rev. TOB VRDO	1.830%	11/7/08		4,595	4,595
1	Texas A & M Univ. System Rev. TOB VRDO	1.850%	11/7/08		4,990	4,990
1	Texas Dept. of Housing & Community Affairs Multifamily Housing Rev. TOB VRDO	2.050%	11/7/08		3,650	3,650
	Texas Dept. of Transp. State Highway Fund Rev. CP	4.500%	11/6/08	LOC	30,000	30,000
	Texas Dept. of Transp. State Highway Fund Rev. CP	1.600%	11/7/08	LOC	29,000	29,000
	Texas GO Public Finance Auth.	5.500%	10/1/09		7,000	7,198

1	Texas GO TOB VRDO	1.820%	11/7/08		4,695	4,695
1	Texas GO TOB VRDO	1.830%	11/7/08		1,365	1,365
1	Texas GO TOB VRDO	1.830%	11/7/08		2,290	2,290
1	Texas GO TOB VRDO	1.850%	11/7/08		8,685	8,685
1	Texas GO TOB VRDO	1.850%	11/7/08		7,585	7,585
1	Texas GO TOB VRDO	1.860%	11/7/08		7,500	7,500
1	Texas GO TOB VRDO	1.860%	11/7/08		21,560	21,560
1	Texas GO TOB VRDO	1.860%	11/7/08		33,800	33,800
	Texas GO Veterans Housing Assistance Program Fund II VRDO	1.950%	11/7/08		3,925	3,925
	Texas GO Veterans Housing Assistance Program VRDO	1.470%	11/7/08		29,510	29,510
1	Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	1.830%	11/7/08		3,865	3,865
	Texas Public Finance Auth. Rev. CP	1.550%	11/13/08		2,540	2,540
	Texas Small Business IDA IDR (Texas Public Fac. Capital Access) VRDO	2.050%	11/7/08	LOC	21,700	21,700
	Texas State Transp. Comm. First Tier	5.000%	4/1/09		3,950	4,003
	Texas State Transp. Comm. First Tier VRDO	1.470%	11/7/08		7,300	7,300
1	Texas State Transp. Comm. Highway Fund First Tier Rev. TOB VRDO	1.860%	11/7/08		5,000	5,000
1	Texas State Transp. Comm. TOB VRDO	1.600%	11/7/08		6,970	6,970
1	Texas State Transp. Comm. TOB VRDO	1.830%	11/7/08		3,670	3,670
1	Texas State Transp. Comm. TOB VRDO	1.850%	11/7/08		6,100	6,100
1	Texas State Transp. Comm. TOB VRDO	1.850%	11/7/08		19,000	19,000
1	Texas State Univ. Student Loan GO TOB VRDO	1.910%	11/7/08		20,065	20,065
	Texas State Veterans Housing VRDO	1.580%	11/7/08		31,970	31,970
	Texas TRAN	3.000%	8/28/09		300,000	303,344
1	Texas Transp. Comm. Mobility Fund GO TOB VRDO	1.830%	11/7/08		10,200	10,200
1	Texas Transp. Comm. Mobility Fund GO TOB VRDO	1.860%	11/7/08		21,925	21,925
1	Texas Transp. Comm. Mobility Fund TOB VRDO	1.830%	11/7/08		8,500	8,500
1	Texas Transp. Comm. Mobility Fund TOB VRDO	1.830%	11/7/08		4,525	4,525
1	Texas Transp. Comm. Mobility Fund TOB VRDO	1.830%	11/7/08		12,630	12,630
1	Texas Transp. Comm. Mobility Fund TOB VRDO	1.830%	11/7/08		8,400	8,400
1	Texas Transp. Comm. Mobility Fund TOB VRDO	1.830%	11/7/08		4,530	4,530
	Texas Transp. Comm. Mobility Fund VRDO	1.400%	11/7/08		78,830	78,830
1	Texas Transp. Comm. Rev. TOB VRDO	1.830%	11/7/08		7,500	7,500
1	Texas Water Dev. Board Rev. TOB VRDO	1.820%	11/7/08		5,000	5,000
1	Texas Water Dev. Board Rev. TOB VRDO	2.450%	11/7/08		5,180	5,180
	Texas Water Dev. Board Rev. VRDO	1.000%	11/3/08		9,439	9,439
1	Travis County TX GO TOB VRDO	1.600%	11/7/08		11,050	11,050
	Trinity River Auth. Texas Regional Wastewater Rev.	5.000%	8/1/09		6,265	6,390
	Univ. of Houston TX Rev. VRDO	1.800%	11/7/08		13,365	13,365
	Univ. of Texas Permanent Univ. Fund Rev. CP	2.250%	11/4/08		20,000	20,000
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.850%	11/7/08		3,590	3,590
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.850%	11/7/08		6,000	6,000
1	Univ. of Texas Rev. TOB PUT	2.300%	11/7/08		33,215	33,215
	Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.800%	11/7/08		54,550	54,550
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	1.250%	11/3/08		11,900	11,900
						3,490,250
Utah (0.8%)
	Davis County UT School Dist. TAN	3.000%	6/30/09		27,000	27,214
	Intermountain Power Agency Utah Power Supply Rev. PUT	2.350%	12/1/08		12,000	12,000

	Intermountain Power Agency Utah Power Supply Rev. PUT	2.350%	12/1/08		12,000	12,000
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	1.230%	11/7/08		20,700	20,700
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	1.250%	11/3/08		10,300	10,300
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	1.760%	11/7/08		10,000	10,000
1	Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	1.980%	11/7/08		12,090	12,090
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		12,250	12,250
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.150%	11/7/08		16,450	16,450
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.650%	11/7/08		9,780	9,780
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.650%	11/7/08		12,260	12,260
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	2.150%	11/7/08		7,285	7,285
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	2.650%	11/7/08		5,605	5,605
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	1.600%	11/7/08		5,755	5,755
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	1.830%	11/7/08		5,000	5,000
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.250%	11/7/08	(4)	10,690	10,690
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.500%	11/7/08	(4)LOC	7,010	7,010
						196,389
Vermont (0.1%)
	Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health) VRDO	1.430%	11/7/08	LOC	9,120	9,120
1	Vermont Housing Finance Agency Single Family TOB VRDO	2.050%	11/7/08	(4)	5,825	5,825
						14,945
Virginia (1.5%)
	Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	1.550%	11/7/08	LOC	6,000	6,000

	Capital Beltway Funding Corp. VA Toll Rev. VRDO	1.550%	11/7/08	LOC	15,000	15,000
	Capital Beltway Funding Corp. VA Toll Rev. VRDO	1.560%	11/7/08	LOC	16,000	16,000
	Fairfax County VA IDA Rev. VRDO	1.550%	11/7/08		6,530	6,530
1	Hampton VA Roads Sanitation Dist Wastewater Rev. TOB VRDO	1.600%	11/7/08		7,735	7,735
	Hanover County VA Econ. Dev. Auth. Rev. (Bon Secours Health) VRDO	1.420%	11/7/08	LOC	6,800	6,800
	Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Sentara Healthcare) VRDO	4.350%	11/7/08	(4)	68,450	68,450
	Norfolk VA GO	4.000%	4/1/09		6,530	6,590
	Norfolk VA GO VRDO	1.910%	11/7/08		12,180	12,180
	Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	2.000%	11/7/08		34,115	34,115
	Rector & Visitors of the Univ. of Virginia CP	2.350%	1/8/09		5,000	5,000
1	Richmond VA Public Util. Rev. TOB VRDO	2.340%	11/7/08	(4)	4,875	4,875
1	Suffolk VA Econ. Dev. Auth. Rev. TOB VRDO	1.990%	11/7/08		31,000	31,000
1	Univ. of Virginia TOB VRDO	1.600%	11/7/08		7,570	7,570
1	Univ. of Virginia TOB VRDO	1.830%	11/7/08		2,880	2,880
1	Univ. of Virginia TOB VRDO	1.860%	11/7/08		3,300	3,300
1	Univ. of Virginia TOB VRDO	1.860%	11/7/08		12,000	12,000
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/09		9,670	9,745
1	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program TOB VRDO	1.600%	11/7/08		9,315	9,315
1	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	2.000%	11/7/08		19,105	19,105
1	Virginia Housing Dev. Auth. Rev. TOB VRDO	1.900%	11/7/08		13,735	13,735
1	Virginia Public School Auth. Rev. TOB VRDO	1.850%	11/7/08		7,545	7,545
1	Virginia Public School Auth. Rev. TOB VRDO	2.570%	11/7/08	(4)	10,020	10,020
1	Virginia Resources Auth. Clean Water Rev. TOB VRDO	1.600%	11/7/08		5,000	5,000
1	Winchester VA IDA Hosp. Rev. TOB VRDO	1.950%	11/7/08	(13)	44,735	44,735
						365,225
Washington (2.8%)
1	Bellevue WA GO TOB VRDO	2.390%	11/7/08	(4)	12,100	12,100
1	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	1.600%	11/7/08		6,210	6,210
1	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.270%	11/7/08		5,850	5,850
	Chelan County WA Public Util. Dist. VRDO	2.200%	11/7/08		92,880	92,880
1	Energy Northwest WA Electric Rev. TOB VRDO	1.830%	11/7/08		5,120	5,120
	Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	2.250%	11/7/08		6,400	6,400
1	King County WA Sewer Rev. TOB VRDO	1.600%	11/7/08	LOC	10,005	10,005
1	King County WA Sewer Rev. TOB VRDO	1.780%	11/7/08	LOC	7,640	7,640
1	King County WA Sewer Rev. TOB VRDO	1.830%	11/7/08		4,870	4,870
	Port of Seattle WA Rev. CP	1.700%	2/6/09	LOC	26,935	26,935
1	Port of Seattle WA Rev. TOB VRDO	2.000%	11/7/08	(4)	15,140	15,140
1	Port of Seattle WA Rev. TOB VRDO	2.420%	11/7/08		7,425	7,425
1	Port of Seattle WA Rev. TOB VRDO	2.440%	11/7/08	(4)	12,100	12,100
	Port of Tacoma WA Rev. VRDO	2.250%	11/7/08	LOC	30,000	30,000
1	Seattle WA Drain & Wastewater Rev. TOB VRDO	2.220%	11/7/08	(4)	9,000	9,000
1	Seattle WA Refunding & Improvement GO TOB VRDO	1.830%	11/7/08		2,895	2,895
1	Seattle WA Water System Rev. TOB VRDO	1.780%	11/7/08	LOC	12,895	12,895
2	Snohomish County WA Public Util. Dist.	3.750%	8/5/09		9,000	9,096
	Tacoma WA Housing Auth. Rev. (Sunset Apartment Projects) VRDO	2.100%	11/7/08		12,250	12,250
1	Thurston County WA School District GO TOB VRDO	2.270%	11/7/08		3,725	3,725

	Washington Econ. Dev. Finance Auth. Econ. Dev. Rev. (Puget Sound Blood Center) VRDO	1.650%	11/7/08	LOC	5,125	5,125
1	Washington GO TOB PUT	2.000%	11/21/08		11,825	11,825
1	Washington GO TOB VRDO	1.600%	11/7/08	LOC	11,085	11,085
1	Washington GO TOB VRDO	1.780%	11/7/08	LOC	8,660	8,660
1	Washington GO TOB VRDO	1.790%	11/7/08		10,700	10,700
1	Washington GO TOB VRDO	1.830%	11/7/08		5,740	5,740
1	Washington GO TOB VRDO	1.840%	11/7/08		6,075	6,075
1	Washington GO TOB VRDO	1.850%	11/7/08		12,000	12,000
1	Washington GO TOB VRDO	1.870%	11/7/08		3,090	3,090
1	Washington GO TOB VRDO	2.020%	11/7/08		4,300	4,300
1	Washington GO TOB VRDO	2.340%	11/7/08	(4)	6,780	6,780
1	Washington GO TOB VRDO	2.350%	11/7/08	(4)	4,695	4,695
1	Washington GO TOB VRDO	2.570%	11/7/08	(4)	7,995	7,995
1	Washington GO TOB VRDO	2.570%	11/7/08	(4)	1,000	1,000
1	Washington GO TOB VRDO	2.570%	11/7/08	(4)	11,640	11,640
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	1.780%	11/7/08		40,330	40,330
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.300%	11/7/08	(4)	17,900	17,900
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.800%	11/7/08	(4)	20,000	20,000
	Washington Health Care Fac. Auth. (Children's Hospital) VRDO	1.500%	11/7/08	LOC	11,000	11,000
	Washington Health Care Fac. Auth. (Children’s Hospital) VRDO	1.500%	11/7/08	LOC	16,960	16,960
	Washington Health Care Fac. Auth. (Fred Hutchinson Cancer Research Center) VRDO	2.000%	11/7/08	LOC	23,125	23,125
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	1.550%	11/3/08	(4)	32,000	32,000
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	1.800%	11/7/08	(12)	9,000	9,000
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	2.000%	11/7/08	(12)	9,000	9,000
	Washington Health Care Fac. Auth. (Peace Health) VRDO	1.350%	11/7/08	LOC	5,000	5,000
	Washington Health Care Fac. Auth. (Peace Health) VRDO	1.350%	11/7/08	LOC	5,400	5,400

1	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	2.250%	11/7/08	(4)	12,475	12,475
1	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	2.260%	11/7/08	(4)	8,610	8,610
	Washington Housing Finance Comm. Multi Family Housing Rev. (Vintage Silverdale) VRDO	1.750%	11/7/08		15,570	15,570
1	Washington St. Health Care Fac. Auth. Rev. (Peace Health) TOB VRDO	1.880%	11/7/08		19,995	19,995
1	Washington State GO TOB VRDO	1.600%	11/7/08		5,325	5,325
1	Washington State GO TOB VRDO	1.600%	11/7/08		11,554	11,554
						666,490
West Virginia (0.4%)
	Brooke County WV Community Dev. Rev. (Bethany College Project) VRDO	1.680%	11/7/08	LOC	4,050	4,050
	West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	1.800%	11/7/08	LOC	10,000	10,000
	West Virginia Hosp. Finance Auth. Rev. (Cabell Hospital) VRDO	1.600%	11/7/08	LOC	10,000	10,000
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.800%	11/3/08	LOC	30,420	30,420
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	1.600%	11/7/08	LOC	11,000	11,000
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	1.750%	11/7/08	LOC	18,250	18,250
	West Virginia Parkway Econ. Dev. & Tourism Auth. Rev. VRDO	5.500%	11/7/08		19,700	19,700
						103,420
Wisconsin (2.7%)
	Madison WI Metro. School Dist. TRAN	3.000%	9/4/09		64,000	64,700
	Oak Creek City WI (Wisconsin Electric Power Company Project) VRDO	1.800%	11/7/08	LOC	18,000	18,000
	Pleasant Prairie Village WI PCR Refunding Bonds Rev. (Wisconsin Electric Power Company) VRDO	1.800%	11/7/08	LOC	9,100	9,100
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	1.200%	11/3/08	LOC	9,600	9,600
	Wisconsin GO CP	1.900%	2/11/09		16,000	16,000
1	Wisconsin GO TOB VRDO	1.600%	11/7/08		6,405	6,405
1	Wisconsin GO TOB VRDO	1.950%	11/7/08		8,500	8,500
1	Wisconsin GO TOB VRDO	2.520%	11/7/08	(4)	11,150	11,150
	Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services Incorporated) VRDO	2.000%	11/7/08	LOC	19,000	19,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services) VRDO	2.000%	11/7/08	LOC	8,200	8,200
	Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	1.600%	11/7/08	LOC	7,500	7,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (Hosp. Sisters Services) VRDO	2.000%	11/7/08	(4)	25,500	25,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (Medical College Wisconsin) VRDO	1.450%	11/7/08	LOC	15,500	15,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (St. Norbert College Inc.) VRDO	1.700%	11/7/08	LOC	7,250	7,250
1	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	1.980%	11/7/08		3,820	3,820
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.950%	11/7/08		52,305	52,305
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.950%	11/7/08		53,230	53,230
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.950%	11/7/08		34,000	34,000
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.950%	11/7/08		1,410	1,410

	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.950%	11/7/08	(4)	8,470	8,470
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.950%	11/7/08		94,595	94,595
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.000%	11/7/08		14,780	14,780
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.250%	11/7/08		18,645	18,645
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.250%	11/7/08		10,000	10,000
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.300%	11/7/08		2,265	2,265
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.800%	11/7/08	(4)	5,625	5,625
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	8.950%	11/7/08		45,430	45,430
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	1.950%	11/7/08		10,180	10,180
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	1.950%	11/7/08		10,950	10,950
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	1.950%	11/7/08		5,175	5,175
1	Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	1.600%	11/7/08	LOC	10,235	10,235
	Wisconsin School Dist. Cash Flow Management Program COP TRAN	3.000%	9/17/09	LOC	7,450	7,527
	Wisconsin State Health & Educ. Fac. Auth Rev. (Hosp. Sister Services, Inc) CP	5.000%	11/3/08	(4)	15,475	15,475
1	Wisconsin State Helath & Educ. Fac. Auth. TOB VRDO	1.870%	11/7/08		11,775	11,775
1	Wisconsin Transp. Rev. TOB VRDO	2.450%	11/7/08		9,355	9,355
						651,652
Wyoming (0.1%)
	Wyoming Community Dev. Auth. Housing Rev. VRDO	2.250%	11/7/08		12,000	12,000
	Wyoming Community Dev. Auth. Housing Rev. VRDO	2.250%	11/7/08		6,050	6,050
	Wyoming Community Dev. Auth. Housing Rev. VRDO	2.250%	11/7/08		3,000	3,000
	Wyoming Community Dev. Auth. Housing Rev. VRDO	2.250%	11/7/08		8,000	8,000
						29,050
Total Tax-Exempt Municipal Bonds (Cost $22,613,686)						22,613,686

					Shares
Temporary Cash Investment (4.4%)
3	Vanguard Municipal Cash Management Fund (Cost $1,043,461)	1.701%			1,043,461,337	1,043,461
Total Investments (99.1%) (Cost $23,657,147)						23,657,147

Market
Value•
($000)
Other Assets and Liabilities (0.9%)
Other Assets	364,689
Liabilities	(140,646)
224,043
Net Assets (100%)
Applicable to 23,880,552,116 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,881,190
Net Asset Value Per Share	$1.00

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	23,881,234
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(44)
Net Assets	23,881,190

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $6,331,134,000, representing 26.5% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2008.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Alabama (1.4%)
Alabama Public School & College Auth.	5.000%	12/1/09	14,820	15,313
Chatom AL Ind. Dev. Board Gulf Opportunity Zone (Powersouth Energy Coop Project) PUT	2.000%	11/14/08	12,000	12,000
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/09	(3)(Prere.)	5,785	5,887
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/09	(3)(Prere.)	29,405	29,926
Jefferson County AL Sewer Rev. (Capital Improvement)	5.375%	2/1/09	(3)(Prere.)	5,270	5,369
68,495
Alaska (0.0%)
Anchorage AK GO	5.125%	12/1/09	(3)	2,000	2,068

Arizona (2.1%)
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/09	4,690	4,708
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10	2,000	2,033
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,039
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	3,000	3,035
Arizona Transp. Board Highway Rev.	6.000%	7/1/10	25,000	26,381
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/09	(2)	5,500	5,616
Pima County AZ COP	5.000%	6/1/10	7,300	7,496
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10	(1)	15,000	15,549
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11	12,500	13,093
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	1.900%	11/7/08	24,790	24,790
104,740
Arkansas (0.1%)
Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10	(3)	3,000	3,110

California (3.3%)
California Communities NT Program NT Participation TRAN	3.000%	7/31/09	15,000	15,092
California GO	5.000%	3/1/09	22,400	22,615
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/08	1,065	1,066
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,007
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/09	3,000	3,054
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/10	3,000	3,074
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/11	5,000	5,127
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11	10,000	10,401
California State Econ. Recovery Bonds PUT	5.000%	3/1/10	16,000	16,350
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	16,000	16,395
California State Econ. Recovery Bonds PUT	5.000%	7/1/11	8,000	8,251
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10	5,000	5,035
Foothill/Eastern Corridor Agency California Toll Road Rev.	7.150%	1/1/10	(Prere.)	5,000	5,387

	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	10,000	10,761
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	5,000	5,407
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	15,000	16,019
	Northern California Power Agency (Geothermal Project)	5.000%	7/1/09	(ETM)	5,415	5,521
	San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11		10,000	10,308
						164,870
Colorado (1.7%)
	Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/11		10,000	10,560
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	1.250%	11/3/08		15,630	15,630
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	3.950%	11/10/10		15,000	15,049
1	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	2.570%	11/7/08	(4)	10,000	10,000
	E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/11	(1)	15,000	15,213
1	Jefferson County CO School Dist. GO TOB VRDO	2.570%	11/7/08	(4)	4,210	4,210
1	Jefferson County CO School Dist. GO TOB VRDO	2.570%	11/7/08	(4)	13,660	13,660
	Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10		2,500	2,595
						86,917
Connecticut (1.0%)
2	Connecticut GO	5.000%	11/1/10		3,000	3,143
	Connecticut GO VRDO	4.500%	11/7/08		25,000	25,000
	Connecticut Revolving Fund	5.000%	2/1/11		4,130	4,337
	Connecticut Revolving Fund	5.000%	2/1/12		4,000	4,232
	Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.000%	10/1/09	(1)	11,940	12,385
						49,097
District of Columbia (0.6%)
	District of Columbia GO	5.000%	6/1/09	(2)	4,630	4,708
	District of Columbia GO	5.000%	1/1/10	(3)	4,000	4,084
3	District of Columbia GO	5.500%	6/1/10	(4)	10,000	10,421
1	District of Columbia GO TOB VRDO	2.570%	11/7/08	(4)	9,980	9,980
						29,193

Florida (7.7%)
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.500%	12/1/08		9,000	9,024
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/09	(1)	30,605	30,806
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10	(1)	28,405	28,904
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11		25,000	25,505
	Collier County FL Water & Sewer Dist. Rev.	5.000%	7/1/10	(4)	2,920	3,027
	Dade County FL School Dist. GO	5.000%	8/1/09	(1)	8,595	8,786
	Florida Board of Educ. Public Educ.	5.000%	6/1/09		2,855	2,908
	Florida Board of Educ. Public Educ.	5.000%	6/1/10		16,120	16,715
	Florida Board of Educ. Public Educ.	5.250%	6/1/10		4,925	5,124
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/09	(2)	6,890	7,022
1	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.400%	11/7/08	(13)	14,195	14,195
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09	(1)	5,000	5,078
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/11		5,280	5,452
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12		5,545	5,738
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/09		29,700	30,237
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10		24,550	25,382
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		10,000	10,443
	Florida Rural Util. Financing Comm. Rev.	3.250%	2/1/11		5,000	5,000
	Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11		6,000	5,934
	Florida Turnpike Auth. Rev.	5.000%	7/1/10	(1)	9,830	10,197
	Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09		13,000	13,156
	Jacksonville FL Electric Auth. Electric System Rev	5.000%	10/1/10		5,380	5,565
	Jacksonville FL Electric Auth. Electric System Rev	5.000%	10/1/11		12,000	12,507
	Jacksonville FL Electric Auth. Electric System Rev	5.000%	10/1/12		12,000	12,519
	Lakeland FL Energy Systems Rev.	5.500%	10/1/10	(1)(Prere.)	4,300	4,548
	Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.125%	8/1/11	(1)	5,000	4,957
	Ocala FL Water & Sewer Rev.	5.750%	10/1/11	(3)(Prere.)	13,605	14,835
1	Orlando & Orange County FL Expressway Auth. TOB VRDO	3.320%	11/7/08	(4)	10,730	10,730
	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09		21,000	21,462
	Orlando FL Waste Water System Rev.	5.000%	10/1/10	(2)	2,805	2,923
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,000	4,068
	Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/09	LOC	4,600	4,659
	Univ. of South Florida Financing Corp. VRDO	2.350%	11/7/08		20,000	20,000
						387,406
Georgia (5.9%)
1	Atlanta GA Airport Fac. Rev. TOB VRDO	3.320%	11/7/08	(4)	11,170	11,170
1	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	3.320%	11/7/08	(4)	18,600	18,600
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	1.960%	11/7/08	(13)	9,600	9,600
1	Augusta GA Water & Sewer Rev. TOB VRDO	2.590%	11/7/08	(4)	1,315	1,315
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		9,300	9,299
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	7/14/09		10,000	10,000

	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		9,880	9,773
	Burke County GA Dev. Auth. PCR (Georgia Power Co.Plant Vogtle) PUT	3.750%	1/12/12		5,000	4,946
	Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11	(1)	7,500	7,464
	Carroll County GA School Dist. Sales Tax GO	5.000%	4/1/10		2,000	2,075
	Coffee County GA School Dist. GO	6.000%	8/1/09		3,060	3,154
	DeKalb County GA School Dist. GO	5.000%	2/1/12		30,000	31,678
1	Fulton County GA Water & Sewer Rev. TOB VRDO	1.970%	11/7/08	(13)	4,295	4,295
	Georgia GO	5.000%	8/1/09		15,995	16,396
	Georgia GO	5.000%	12/1/09		9,445	9,774
	Georgia GO	5.000%	10/1/10		7,620	7,984
	Georgia GO	5.000%	12/1/10		9,985	10,497
1	Georgia GO TOB VRDO	1.880%	11/7/08		10,020	10,020
1	Georgia GO TOB VRDO	1.880%	11/7/08		13,115	13,115
	Henry County GA School Dist. GO	5.000%	4/1/09		15,350	15,553
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10		9,000	8,790
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10		12,000	11,874
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/12		3,010	3,090
	Muni. Electric Auth. Georgia CP	6.000%	11/5/08		47,731	47,731
	Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/09	(2)	12,500	12,538
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11		5,000	5,273
						296,004
Hawaii (0.4%)
	Honolulu HI City & County GO	5.000%	7/1/10	(3)	4,065	4,222
	Honolulu HI City & County GO	5.000%	7/1/10	(1)	4,515	4,690
	Honolulu HI City & County GO	5.000%	7/1/10	(1)	3,980	4,135
1	Honolulu HI City & County Waste Water GO TOB VRDO	3.320%	11/7/08	(4)	4,995	4,995
						18,042

Illinois (4.4%)
	Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/10	(1)(ETM)	2,775	2,919
	Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11	(1)	3,000	3,189
1	Chicago IL Board of Educ. TOB VRDO	2.570%	11/7/08	(4)	8,695	8,695
	Chicago IL GO	5.125%	1/1/09	(3)(Prere.)	14,030	14,248
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09	(4)	2,670	2,722
	Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10	(ETM)	10,000	10,554
1	Chicago IL O'Hare International Airport Rev. TOB VRDO	3.740%	11/7/08	(1)	9,330	9,330
	Chicago IL Park Dist. GO	5.000%	1/1/10	(3)	8,145	8,387
	Chicago IL Transit Auth. Rev.	5.250%	6/1/09	(2)	1,000	1,018
1	Chicago IL Water Rev. TOB VRDO	2.450%	11/7/08	(4)	5,205	5,205
1	Chicago IL Water Rev. TOB VRDO	2.570%	11/7/08	(4)	7,495	7,495
1	Cook County IL Community High School Dist. (NilesTownship) GO VRDO	2.450%	11/7/08	(4)	4,915	4,915
1	Cook County IL GO TOB VRDO	2.270%	11/7/08		5,640	5,640
	Du Page & Cook Counties IL Community Consolidated School Dist. GO	5.250%	12/1/12	(3)(Prere.)	3,750	4,053
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	1.780%	11/7/08		12,000	12,000
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09		7,060	7,155
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,600	3,701
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,800	3,906
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	3,490	3,606
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	4,000	4,133
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,353
	Illinois GO	4.250%	6/1/09		3,400	3,449
	Illinois GO	5.000%	6/1/09		8,955	9,122
	Illinois GO	5.250%	8/1/09	(1)	2,135	2,190
	Illinois GO	5.500%	8/1/09		8,610	8,847
	Illinois GO	5.000%	10/1/09		14,800	15,228
	Illinois GO	5.000%	1/1/10		6,000	6,180
1	Illinois GO TOB VRDO	2.400%	11/7/08		30,605	30,605
	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	1.250%	11/3/08		17,400	17,400
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	3.320%	11/7/08		2,600	2,600
						222,845
Indiana (3.3%)
	Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/10	(Prere.)	3,100	3,302
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/11		1,000	1,017
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/12		1,700	1,715
	Indiana Finance Auth. Rev.	5.000%	11/1/12		12,130	12,659
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		4,000	4,010
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09		10,000	9,994
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09		5,000	5,013
	Indiana Finance Auth. Rev. VRDO	6.000%	11/7/08		10,000	10,000
	Indiana Finance Auth. Rev. VRDO	6.000%	11/7/08		30,800	30,800

	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	4/1/10		17,565	17,840
1	Indiana Muni. Power Agency Rev. TOB VRDO	2.720%	11/7/08	(1)	31,620	31,620
	Indiana Office Building Comm. Rev. (Capitol Complex)	5.000%	7/1/10	(4)	6,535	6,788
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/09		9,270	9,491
1	Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.820%	11/7/08		8,480	8,480
2	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12		12,500	12,500
						165,229
Kansas (1.1%)
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/09		750	759
	Wyandotte County Kansas City KS Unified Govt. GO	5.000%	3/1/10		45,460	45,100
1	Wyandotte County Kansas City KS Unified Govt. Util. System Rev. TOB VRDO	1.950%	11/7/08	(13)	9,730	9,730
						55,589
Kentucky (0.8%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	7/15/09	(2)	4,500	4,594
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/09	(1)	14,455	14,832
	Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	3.500%	11/10/10		5,000	4,973
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/09	(3)	2,000	2,019
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/10	(3)	2,190	2,255
	Kentucky Property & Building Comm. Rev.	5.125%	9/1/10	(Prere.)	5,955	6,247
1	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	1.950%	11/7/08	(13)	6,640	6,640
						41,560
Louisiana (0.8%)
1	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	2.350%	11/7/08	(4)	9,900	9,900
	Louisiana GO	5.000%	5/1/09	(4)	14,015	14,237
	Louisiana GO	5.000%	7/15/10	(11)	2,000	2,070
1	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) TOB VRDO	3.320%	11/7/08	(4)	4,995	4,995
	Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		10,000	10,239
						41,441

Maine (0.3%)
	Maine Housing Auth. Mortgage Rev. VRDO	3.800%	11/7/08		13,000	13,000

Maryland (0.5%)
	Maryland GO	5.000%	3/15/10		18,520	19,203
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	11/15/11		5,000	5,159
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.000%	7/1/11		750	741
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/12		1,000	1,002
						26,105
Massachusetts (3.6%)
1	Massachusetts College Building Auth. Rev. TOB VRDO	2.400%	11/7/08		13,095	13,095
	Massachusetts GAN	5.750%	6/15/09		10,900	11,173
	Massachusetts GO	5.250%	1/1/09		10,000	10,057
	Massachusetts GO	5.500%	2/1/09	(1)	8,785	8,865
	Massachusetts GO	5.000%	11/1/09		10,000	10,308
	Massachusetts GO	5.875%	2/1/10	(Prere.)	16,585	17,492
	Massachusetts GO	5.875%	2/1/10	(Prere.)	7,600	8,016
	Massachusetts GO	5.750%	6/1/10	(Prere.)	35,045	36,928
	Massachusetts GO	6.000%	6/1/10	(Prere.)	10,000	10,576
	Massachusetts GO	5.250%	8/1/10		2,000	2,089
1	Massachusetts GO TOB VRDO	3.320%	11/7/08	(2)	3,950	3,950
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/12		3,000	2,883
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.250%	3/26/09		10,000	10,066
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.000%	10/1/12		5,000	4,983
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/09		11,500	11,786
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10		3,835	3,974
1	Massachusetts Water Pollution Abatement Trust TOB VRDO	2.520%	11/7/08	(4)	3,920	3,920
	Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/11	(1)	3,415	3,545
	Springfield MA GO	5.000%	8/1/09	(1)	5,660	5,783
						179,489
Michigan (2.5%)
	Detroit MI Capital Improvement GO	5.000%	4/1/09	(4)	6,135	6,210
	Detroit MI GO	5.000%	4/1/11	(12)	8,465	8,723
	Detroit MI GO	5.000%	4/1/12	(12)	8,860	9,146
	Detroit MI Sewer System Rev.	6.000%	7/1/09	(1)	5,000	5,107
	Detroit MI Sewer System Rev.	6.000%	1/1/10	(3)(Prere.)	10,000	10,491
	Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	5,690	5,887
	Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/08	(2)	5,000	5,024
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(1)	6,250	6,525
	Michigan Building Auth. Rev.	5.000%	10/15/09	(4)	5,000	5,130
	Michigan Building Auth. Rev.	5.000%	10/15/10	(4)	12,325	12,764
	Michigan Building Auth. Rev.	5.250%	10/15/10		5,360	5,467
1	Michigan Building Auth. Rev. TOB VRDO	2.580%	11/7/08	(4)	9,090	9,090
	Michigan Comprehensive Transp. Rev.	5.500%	5/15/10	(4)	2,070	2,159
	Michigan GO	5.000%	5/1/11		5,000	5,230
1	Michigan Hosp. Finance Auth. Rev. (Ascension Health) TOB VRDO	2.400%	11/7/08		26,000	26,000
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11		3,000	3,047
						126,000
Minnesota (0.9%)

Minnesota GO	5.000%	10/1/10		18,175	19,034
Minnesota GO	5.000%	11/1/10		10,000	10,490
Southern Minnesota Muni. Power Agency Power Supply System Rev.	5.000%	1/1/09	(2)	5,000	5,024
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/09		2,800	2,831
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/11		2,000	2,041
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/12		5,000	5,057
					44,477
Mississippi (0.4%)
Jackson State Univ. Educ. Building Corp. PUT	5.000%	3/1/11		5,000	5,084
Mississippi GO	5.000%	10/1/09		5,770	5,937
Mississippi GO	6.000%	11/1/09	(Prere.)	10,800	11,260
					22,281
Missouri (1.3%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
(St. Clair County Metrolink Extension) PUT	3.950%	10/1/09	LOC	5,000	5,091
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	1.750%	11/7/08		6,000	6,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	1.750%	11/7/08		14,250	14,250
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	1.750%	11/7/08		15,000	15,000
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		10,000	10,054
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		5,000	5,039
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09		9,165	9,318
					64,752

Nebraska (0.2%)
	Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/08		5,000	4,994
	Nebraska Public Power Dist. Rev.	5.250%	1/1/09	(1)	4,130	4,152
1	Nebraska Public Power Dist. Rev. TOB VRDO	1.950%	11/7/08	(13)	3,455	3,455
						12,601
Nevada (4.9%)
	Clark County NV Bond Bank GO	5.000%	11/1/09	(2)	6,010	6,196
	Clark County NV Bond Bank GO	5.000%	6/1/12		5,000	5,277
	Clark County NV GO	7.500%	6/1/09	(2)	5,710	5,895
	Clark County NV GO	5.500%	7/1/10	(1)(Prere.)	23,000	24,188
	Clark County NV GO	5.000%	11/1/11		7,315	7,706
	Clark County NV GO	5.000%	11/1/12		6,755	7,154
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax	5.000%	7/1/11	(2)	7,120	7,456
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/10		1,500	1,542
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/11		3,595	3,712
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/12		2,700	2,794
	Clark County NV School Dist. GO	5.250%	6/15/09	(4)(Prere.)	5,000	5,111
	Clark County NV School Dist. GO	5.250%	6/15/09	(1)	16,920	17,280
	Clark County NV School Dist. GO	4.500%	6/15/10	(2)	20,110	20,723
	Clark County NV School Dist. GO	5.000%	6/15/10	(1)	10,730	11,138
	Clark County NV School Dist. GO	5.250%	6/15/10	(4)	10,495	10,666
	Clark County NV School Dist. GO	5.250%	6/15/10	(4)	13,675	14,247
	Clark County NV School Dist. GO	5.500%	12/15/11	(4)(Prere.)	6,000	6,472
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/10		6,120	6,313
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/11		2,925	3,059
1	Las Vegas Valley Water Dist. Nevada TOB VRDO	2.400%	11/7/08		56,325	56,325
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/11	(4)	6,215	6,523
	Nevada GO	6.000%	5/15/09		6,500	6,644
1	Nevada Higher Education Rev. TOB VRDO	2.270%	11/7/08		7,590	7,590
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/09	(1)	5,000	5,164
						249,175
New Jersey (4.4%)
	Cape May County NJ Muni. Util. Auth. Rev.	6.000%	1/1/10	(4)	6,495	6,760
	Garden State Preservation Trust New Jersey	5.250%	11/1/09	(4)	4,500	4,647
	New Jersey Building Auth. Rev.	5.000%	6/15/10		7,505	7,759
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/12		7,570	7,871
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)	1,190	1,209
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)	3,300	3,351
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)	11,455	11,645
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	3/1/10	(4)	6,225	6,329
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10		1,000	1,031
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	2,000	2,041
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	7,015	7,173
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		5,055	5,250
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/11		4,500	4,697
	New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/09		5,610	5,747
	New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/10		10,000	10,396
2	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/10		2,980	3,107

	New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/09		2,330	2,376
	New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/11		3,200	3,272
	New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/12		3,995	4,065
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	2,025	2,215
	New Jersey Turnpike Auth. Rev. VRDO	7.750%	11/7/08	LOC	75,000	75,000
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	5,000	5,328
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12	(Prere.)	5,000	5,474
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	35,885	37,711
						224,454
New Mexico (1.4%)
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	14,335	14,175
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.400%	11/7/08		25,135	25,135
	New Mexico GO	5.000%	3/1/13		5,535	5,894
	New Mexico Severance Tax Rev.	5.000%	7/1/09	(2)	2,000	2,042
	New Mexico Severance Tax Rev.	5.000%	7/1/09		15,755	16,091
	New Mexico Severance Tax Rev.	5.000%	7/1/09		1,000	1,021
	New Mexico Severance Tax Rev.	5.000%	7/1/10		1,000	1,039
1	Univ. of New Mexico Univ. Rev. TOB VRDO	2.570%	11/7/08	(4)	4,965	4,965
						70,362
New York (8.1%)
1	Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	4.000%	11/7/08	(1)	24,570	24,570
1	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	1.940%	11/7/08	(13)	11,385	11,385

	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/08		7,775	7,784
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09		2,755	2,830
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09	(ETM)	22,260	23,095
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10		2,000	2,074
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10		12,730	13,266
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/12		20,000	20,632
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.940%	11/7/08	(4)	5,245	5,245
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.940%	11/7/08	(13)	11,780	11,780
1	Metro. New York Transp. Auth. Rev. TOB VRDO	2.560%	11/7/08	(4)	8,275	8,275
	Nassau County NY Interim Finance Auth. VRDO	4.000%	11/7/08		25,000	25,000
	New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	10/1/10		4,000	4,167
	New York City NY GO	4.000%	8/1/09		5,765	5,845
	New York City NY GO	5.000%	8/1/09		6,895	7,041
	New York City NY GO	5.000%	8/1/09	(ETM)	3,900	3,997
	New York City NY GO	5.000%	8/1/09		30	31
	New York City NY GO	5.500%	8/1/09	(ETM)	3,070	3,158
	New York City NY GO	5.500%	8/1/09		18,310	18,760
	New York City NY GO	5.000%	8/1/10		3,000	3,103
	New York City NY GO	5.250%	11/1/10	(2)	7,715	8,033
	New York City NY GO	5.000%	8/1/12		27,760	28,886
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/09	(3)	2,000	2,033
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		4,950	5,162
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29		4,000	4,119
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/09	(ETM)	5,000	5,164
	New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09	(1)	10,000	10,218
	New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12	(1)	6,200	6,503
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/11		4,280	4,474
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/12		3,770	3,957
	New York State Urban Dev. Corp. Rev. (Correctional Fac.) PUT	5.250%	1/1/09		21,105	21,195
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/10		2,800	2,878
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		32,500	33,588
	Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10	(ETM)	55,325	56,975
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	4.500%	11/7/08		10,780	10,780
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10		5,000	5,045
						411,048
North Carolina (3.0%)
	Charlotte NC (Equipment Acquisition) COP	5.000%	3/1/09		3,700	3,739
	Mecklenburg County NC GO VRDO	2.300%	11/7/08		13,000	13,000
	North Carolina GO	5.000%	4/1/10		4,000	4,152
	North Carolina GO	5.500%	3/1/11		16,510	17,568
	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	5.500%	11/7/08		55,380	55,380
	North Carolina Muni. Power Agency Rev.	0.000%	1/1/09	(1)	5,525	5,503
	North Carolina Muni. Power Agency Rev.	4.000%	1/1/10		2,000	2,013
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/13		6,000	6,173
	North Carolina Muni. Power Agency Rev.	5.500%	1/1/13		10,000	10,383
	Wake County NC Public Improvement GO	5.000%	3/1/09		10,000	10,112
	Wake County NC Public Improvement GO	5.000%	3/1/10		21,800	22,591
						150,614
Ohio (3.0%)

American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/09		8,000	7,976
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/10		3,000	2,938
Columbus OH GO	5.000%	6/15/09		3,000	3,062
Columbus OH GO	5.500%	7/1/10		10,380	10,901
Columbus OH GO	5.000%	9/1/11		5,605	5,923
Columbus OH GO	5.000%	9/1/11		5,440	5,749
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	1.470%	11/7/08		17,000	17,000
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09	(1)	11,580	11,909
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09	(1)	11,680	12,012
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	4/1/09		2,500	2,533
Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09		5,000	5,095
Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/09		10,000	10,327
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	1.350%	11/3/08		20,100	20,100
Ohio Infrastructure Improvement GO	5.000%	8/1/09		4,400	4,507
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/10		10,465	10,856
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/12		10,000	10,544
Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10		7,270	7,574
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/10		2,380	2,405
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/11		2,500	2,523
					153,934
Oklahoma (1.3%)
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/12		1,875	1,905
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	1.800%	11/7/08	(12)	16,900	16,900

	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	1.250%	11/3/08	(12)	10,000	10,000
	Oklahoma Dev. Finance Auth. Rev. (Samuel Roberts Noble Foundation)	5.000%	5/1/10		5,000	5,182
	Oklahoma Muni Power Auth. Power Supply System Rev. PUT	3.875%	7/1/12	(4)	5,000	5,013
	Oklahoma Transp. Auth. Turnpike System Rev. Refunding	5.375%	1/1/12	(2)	11,900	12,684
	Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/09	(4)	4,620	4,700
	Tulsa County OK Public Fac. Auth. Rev.	5.000%	6/1/09	(2)	11,725	11,941
						68,325
Oregon (0.3%)
	Metro. Oregon GO	5.000%	6/1/10		10,730	11,167
	Oregon State Dept. Administrative Services	5.000%	9/1/10	(4)	5,000	5,218
						16,385
Pennsylvania (4.8%)
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/09		6,715	6,836
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/10		14,400	14,728
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/11		1,750	1,784
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/12		2,000	2,030
	Allegheny County PA Port Auth. Rev.	6.000%	3/1/09	(1)(Prere.)	2,565	2,627
	Allegheny County PA Port Auth. Rev.	6.000%	3/1/09	(1)(Prere.)	4,310	4,414
	Allegheny County PA Port Auth. Rev.	6.250%	3/1/09	(1)(Prere.)	3,740	3,834
	Allegheny County PA TRAN	4.000%	12/31/08		20,000	20,048
	Beaver County PA IDA PCR (First Energy) PUT	3.375%	10/1/09		9,000	8,989
	Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		10,000	9,722
	Erie PA School Dist. GO	5.800%	9/1/10	(2)(Prere.)	4,500	4,775
	Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,370	4,624
	Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,605	4,873
	Pennsylvania GO	5.250%	10/15/10	(Prere.)	8,850	9,412
	Pennsylvania GO	5.250%	10/15/10	(Prere.)	5,000	5,317
	Pennsylvania GO	5.250%	10/15/10	(Prere.)	11,300	12,018
	Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/10		1,140	1,184
	Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/09		4,000	4,061
	Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/10		5,000	5,129
	Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/11		5,000	5,149
	Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.000%	6/15/09	(3)	6,150	6,250
	Pennsylvania Turnpike Comm. BAN	4.000%	10/15/09	(2)	58,000	58,020
	Philadelphia PA Airport Parking Auth.	5.000%	9/1/11		3,000	3,089
	Philadelphia PA Airport Parking Auth.	5.000%	9/1/12		3,000	3,087
	Philadelphia PA GO	5.000%	8/1/09	(11)	4,775	4,856
	Philadelphia PA School Dist. GO	5.250%	4/1/09	(1)(Prere.)	3,000	3,044
	Pittsburgh PA GO	5.750%	9/1/09	(3)(Prere.)	4,505	4,657
	Pittsburgh PA GO	6.000%	9/1/09	(3)(Prere.)	4,450	4,609
	Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4)(Prere.)	2,985	3,081
	Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4)(Prere.)	2,680	2,766
2	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	4.000%	6/1/09		3,025	3,044
2	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/10		4,000	4,073
2	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/11		5,000	5,097
	Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08	(2)	4,500	4,505
						241,732

Puerto Rico (0.3%)
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/09		9,500	9,624
	Puerto Rico Muni. Finance Agency	5.000%	8/1/09		5,000	5,060
						14,684
South Carolina (0.7%)
1	Anderson County SC School Dist. TOB VRDO	2.450%	11/7/08	(4)	7,880	7,880
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/11		2,610	2,662
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/12		5,275	5,357
	South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	10,790	11,292
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11	(2)(Prere.)	7,000	7,442
						34,633
Tennessee (2.5%)
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/12		500	499
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/13		645	639
	Knox County TN GO	5.000%	4/1/09		3,275	3,321
1	Knoxville TN Waste Water System Rev. TOB VRDO	2.270%	11/7/08		7,495	7,495
1	Metro. Govt. of Nashville & Davidson County TN Electric Rev. TOB VRDO	1.880%	11/7/08		22,690	22,690
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10		5,165	5,383
1	Metro. Govt. of Nashville & Davidson County TN GOV TOB VRDO	2.340%	11/7/08	(4)	6,230	6,230
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09	(1)	2,000	2,018
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(1)	35,675	36,422
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/09		2,000	2,011
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/11		3,300	3,313
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/12		5,000	4,947

	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/10		5,000	4,896
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		18,965	18,316
	Tennessee GO	5.250%	3/1/10	(Prere.)	6,500	6,757
						124,937
Texas (13.8%)
	Arlington TX Independent School Dist.	5.000%	2/15/10		10,105	10,450
	Austin TX Electric Util. System Rev.	5.000%	11/15/10	(2)	5,000	5,195
1	Austin TX Water & Wastewater System Rev. TOB VRDO	2.450%	11/7/08	(4)	8,920	8,920
	Comal TX Independent School Dist.	5.750%	8/1/09	(Prere.)	20,000	20,608
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		5,000	5,104
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		27,810	28,387
	Dallas TX GO	5.000%	2/15/10		5,000	5,168
	Dallas TX GO	5.000%	2/15/10		8,965	9,266
1	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	2.270%	11/7/08		3,330	3,330
1	Denton TX Independent School Dist. TOB VRDO	2.190%	11/7/08		5,575	5,575
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		5,700	5,799
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		15,200	15,465
	Garland TX Independent School Dist. PUT	2.150%	6/15/09		9,500	9,530
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/12		15,000	15,244
	Harris County TX Flood Control Dist. VRDO	5.000%	11/7/08		12,165	12,165
1	Harris County TX GO TOB VRDO	2.360%	11/7/08	(4)	5,580	5,580
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	10,500	10,500
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/09	(3)	25,000	25,411
	Houston TX Independent School Dist. GO	5.000%	2/15/09	(Prere.)	14,315	14,451
	Houston TX Independent School Dist. GO	5.000%	7/15/09	(4)	3,600	3,684
	Houston TX Independent School Dist. GO	5.000%	2/15/10		8,585	8,875
	Houston TX Util. System Rev.	5.250%	5/15/10	(1)	2,300	2,384
	Houston TX Util. System Rev. PUT	5.000%	5/15/11	(2)	8,000	8,249
1	Houston TX Util. System Rev. TOB VRDO	2.270%	11/7/08	(1)	15,560	15,560
1	Houston TX Util. System Rev. TOB VRDO	2.270%	11/7/08	(1)	9,995	9,995
1	Houston TX Util. System Rev. TOB VRDO	2.570%	11/7/08	(4)	25,635	25,635
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/09		3,990	4,020
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10		4,720	4,774
	Mansfield TX Independent School Dist. VRDO	5.750%	11/7/08		9,370	9,370
1	Matagorda County TX Navigation Dist. PCR (AEP Texas Central Co. Project) TOB PUT	4.750%	3/2/09	(2)	20,995	20,995
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		7,500	7,504
	Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/08		16,810	16,827
	Montgomery County TX PUT	5.000%	9/1/10	(4)	2,500	2,596
1	North Harris TX Montgomery Community College Dist. TOB VRDO	2.270%	11/7/08		4,790	4,790
	North Texas Tollway Auth. BAN	4.125%	11/19/08		3,665	3,668
	North Texas Tollway Auth. Rev.	5.000%	1/1/09		4,950	4,968
	North Texas Tollway Auth. Rev.	4.500%	1/1/10		2,500	2,533
	North Texas Tollway Auth. Rev.	5.000%	1/1/11		5,745	5,880
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10		25,000	25,071
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10		30,000	30,143
	North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12		5,000	5,027
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13		20,000	19,551
1	North Texas Tollway Auth. Rev. TOB VRDO	1.950%	11/7/08	(13)	17,455	17,455
	Northside TX Independent School Dist. PUT	3.780%	6/1/09		10,000	10,089

	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/09		19,950	19,773
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/10		8,460	8,188
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09		8,500	8,572
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/10		9,185	9,472
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/10		5,760	5,957
	San Antonio TX Electric & Gas System PUT	3.625%	12/1/10		30,000	29,981
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.000%	8/15/12		2,745	2,771
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/09	(4)	2,885	2,915
1	Temple TX GO TOB VRDO	2.400%	11/7/08	(4)	11,085	11,085
	Texas A & M Univ. Rev. Financing System	5.250%	5/15/10		10,000	10,404
	Texas GO Public Finance Auth.	5.000%	10/1/09		4,000	4,118
	Texas GO Public Finance Auth.	5.000%	10/1/10		7,250	7,576
	Texas GO Public Finance Auth.	5.000%	10/1/11		4,000	4,221
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.219%	12/15/09		10,000	9,400
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.289%	9/15/10		5,010	4,634
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10		13,370	12,812
	Texas Public Finance Auth. Rev.	5.000%	2/1/10	(3)	5,000	5,143
	Texas State Transp. Comm. First Tier	5.000%	4/1/09		13,000	13,172
	Texas State Transp. Comm. First Tier	5.000%	4/1/10		12,000	12,417
	Texas State Transp. Comm. First Tier	5.000%	4/1/12		7,000	7,377
	Texas State Univ. System Rev.	5.000%	3/15/10		1,000	1,034
	Texas State Univ. System Rev.	5.000%	3/15/11		3,000	3,141
1	Texas Water Dev. Board Rev. TOB VRDO	2.400%	11/7/08		4,475	4,475

	Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11		3,500	3,428
	Univ. of Houston TX Rev.	5.500%	2/15/10	(1)(Prere.)	5,500	5,726
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10		4,470	4,660
						698,243
Utah (0.4%)
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10	(4)	6,290	6,534
	Utah GO	5.375%	7/1/12		11,000	11,845
						18,379
Virginia (1.4%)
	New River Valley VA Jail Auth. Fac. GAN	4.000%	4/1/11		10,000	10,066
	Rappahannock VA Regional Jail Auth Rev. GAN	4.250%	12/1/09		5,000	5,009
1	Suffolk VA Econ. Dev. Auth. Rev. TOB VRDO	1.990%	11/7/08		8,610	8,610
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/09		6,305	6,472
	Virginia Commonwealth Transp. Board Federal Highway Rev.	5.500%	10/1/10		16,345	17,206
	Virginia Public Building Auth. Rev.	5.000%	8/1/09		7,050	7,222
	Virginia Public Building Auth. Rev.	5.000%	8/1/10		4,000	4,166
	Virginia Public School Auth. Rev.	5.000%	8/1/10		6,000	6,254
	Virginia Public School Auth. Rev.	5.500%	8/1/10		4,645	4,878
						69,883
Washington (3.7%)
1	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.570%	11/7/08	(4)	8,280	8,280
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/09		15,000	15,315
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10		42,450	44,072
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/09		8,090	8,260
1	Grant County WA Public Util. Dist. No. 002 TOB VRDO	2.350%	11/7/08	(4)	8,225	8,225
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/10	(4)	2,965	3,104
	King County WA School Dist. GO	5.000%	6/1/12		6,700	7,074
	Port of Seattle WA Rev.	5.000%	3/1/09	(4)	3,415	3,451
	Port of Seattle WA Rev.	5.000%	3/1/10	(4)	3,230	3,337
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/09		2,170	2,182
1	Thurston County WA School District GO TOB VRDO	2.270%	11/7/08		3,185	3,185
	Washington GO	4.000%	1/1/10		11,985	12,210
	Washington GO	4.000%	1/1/10	(2)	7,885	8,033
	Washington GO	4.000%	1/1/10		4,055	4,131
	Washington GO	5.000%	7/1/10		5,525	5,738
	Washington GO	5.000%	1/1/11		11,155	11,197
	Washington GO	5.000%	1/1/11	(2)	21,735	22,714
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/11		3,295	3,460
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/12		5,555	5,870
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	1.550%	11/3/08	(4)	7,310	7,310
						187,148
West Virginia (0.2%)
	West Virginia GO	5.500%	6/1/10	(4)	5,000	5,231
	West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10	(4)(Prere.)	5,000	5,300
						10,531
Wisconsin (1.7%)
	Milwaukee WI GO	5.000%	2/15/09	(4)	5,835	5,889
	Milwaukee WI GO	5.000%	10/1/10	(1)	12,735	13,290
	Wisconsin Clean Water Rev.	5.000%	6/1/09		3,175	3,234
	Wisconsin GO	5.000%	5/1/09		13,745	13,963
	Wisconsin GO	5.000%	5/1/10	(1)	8,690	9,005

	Wisconsin GO	5.000%	5/1/10	(1)	14,405	14,926
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/09	(4)	1,000	1,013
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/10	(4)	1,000	1,014
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/11	(4)	1,215	1,228
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/12	(4)	1,330	1,332
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/13	(4)	1,320	1,308
	Wisconsin Health & Educ. Fac. Auth. Rev. (Wheaton Franciscan Services)	5.750%	2/15/12	(Prere.)	5,000	5,460
	Wisconsin Transp. Rev.	5.000%	7/1/10		1,500	1,558
	Wisconsin Transp. Rev.	5.000%	7/1/11		1,000	1,050
1	Wisconsin Transp. Rev. TOB VRDO	1.830%	11/7/08		9,740	9,701
						83,971
Total Tax-Exempt Municipal Bonds (Cost $5,043,557)						5,053,749

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
4 Vanguard Municipal Cash Management Fund (Cost $361)	1.701%	361,369	361
Total Investments (100.2%) (Cost $5,043,918)			5,054,110
Other Assets and Liabilities (–0.2%)
Other Assets			73,987
Liabilities			(86,343)
			(12,356)
Net Assets (100%)			5,041,754

At October 31, 2008, net assets consisted of:
			Amount
			($000)
Paid-in Capital			5,040,060
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(8,013)
Unrealized Appreciation (Depreciation)
Investment Securities			10,192
Futures Contracts			(485)
Net Assets			5,041,754

Investor Shares—Net Assets
Applicable to 84,138,521 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			1,318,983
Net Asset Value Per Share—Investor Shares			$15.68

Admiral Shares—Net Assets
Applicable to 237,477,215 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			3,722,771
Net Asset Value Per Share—Admiral Shares			$15.68

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $736,996,000, representing 14.6% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2008.

3  Securities with a value of $1,563,000 have been segregated as initial margin for open futures contracts.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (1.0%)
	Alabama Public School & College Auth.	5.000%	5/1/13	(4)	10,000	10,380
	Alabama Public School & College Auth.	5.000%	12/1/13		35,840	38,117
	Alabama Public School & College Auth.	5.500%	8/1/18	(4)	18,195	18,744
	Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/08	(4)(ETM)	3,260	3,257
	Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/09	(4)(ETM)	3,000	2,931
	Montgomery AL Baptist Medical Center (Baptist Health)	5.000%	11/15/10	(4)(ETM)	2,130	2,237
	Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15		1,005	976
						76,642
Alaska (0.1%)
1	Alaska Housing Finance Corp. TOB VRDO	2.270%	11/7/08	(1)	6,925	6,925

Arizona (2.0%)
	Arizona COP	5.000%	9/1/14	(4)	4,800	5,021
	Arizona COP	5.000%	9/1/15	(4)	4,000	4,158
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10		4,055	4,122
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11		2,000	2,039
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12		2,000	2,023
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	1.730%	11/7/08	LOC	17,400	17,400
	Arizona School Fac. Board Rev. COP	5.250%	9/1/12	(4)	12,350	13,180
	Arizona Transp. Board Highway Rev.	5.000%	7/1/14		9,075	9,682
	Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/09		9,500	9,475
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09	(2)(ETM)	650	667
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09	(2)	4,350	4,456
	Maricopa County AZ USD	5.000%	7/1/10	(4)	7,230	7,522
	Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/10	(1)(Prere.)	7,000	7,329
	Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/10	(10)	5,090	5,177
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/12		5,075	5,310
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/13		3,660	3,835
	Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11	(1)	5,215	5,473
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/10	(1)	5,600	5,817
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/10	(1)	5,000	5,193
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/12	(1)	5,000	5,279
	Pima County AZ COP	5.000%	6/1/11		5,000	5,163
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10	(1)	10,000	10,366
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11		12,585	13,182
	Scottsdale AZ Refunding	5.000%	7/1/13		5,000	5,349
						157,218
California (8.4%)
	California GO	5.250%	11/1/08		10,000	10,000
	California GO	5.000%	6/1/09		25,000	25,416

California GO	5.000%	6/1/09		14,095	14,329
California GO	5.000%	5/1/13		21,000	21,883
California GO	5.000%	9/1/13		32,125	33,512
California GO	5.000%	4/1/15		21,300	22,055
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/09		2,500	2,520
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/10		3,220	3,260
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/10		2,000	2,043
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/12		3,000	3,025
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		7,000	7,010
California Health Fac. Finance Auth. Rev. (Stanford Hospital) VRDO	5.000%	11/7/08	(4)	22,955	22,955
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/12		5,000	5,105
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/13		2,210	2,248
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/14		5,000	5,061
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11		10,000	10,400
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		5,000	5,217
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/15	(3)	10,000	10,466
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/11		3,770	3,932
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/12		2,500	2,622
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/13		7,500	7,884
California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/09	(1)	10,000	10,163
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(2)(Prere.)	10,955	11,988
California State Econ. Recovery Bonds	5.000%	7/1/09		18,000	18,370
California State Econ. Recovery Bonds	5.250%	1/1/11		12,640	13,243
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		24,000	24,525
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		24,000	24,593
California State Econ. Recovery Bonds PUT	5.000%	7/1/11		12,000	12,377
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/13	(10)	5,000	4,741
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/09		800	795
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/10		1,100	1,078

California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10		19,600	19,737
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11		15,335	15,246
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/12		10,000	9,931
Desert Sands CA School District	0.000%	6/1/12	(2)	10,000	8,650
Golden State Tobacco Securitization Corp. California	5.000%	6/1/09	(ETM)	3,000	3,056
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10	(ETM)	2,500	2,600
Golden State Tobacco Securitization Corp. California	5.000%	6/1/11		8,000	7,837
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12		10,000	9,599
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13		5,655	5,344
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	27,210	29,280
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	21,410	23,151
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	25,000	28,209
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13	(Prere.)	20,000	23,477
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	72,940	77,897
Kings River Conservation Dist. California COP	5.000%	5/1/10		4,000	4,019
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/11	(3)	5,000	5,154
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/12	(3)	8,000	8,202
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/12	(1)	7,710	7,922
Natomas CA USD COP PUT	5.000%	2/1/10	(2)	10,000	10,038
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/14	(12)	2,760	2,917
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/15	(12)	4,000	4,215
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12	(1)	3,165	3,317
Univ. of California Rev.	5.000%	5/15/10	(1)	3,500	3,625
Univ. of California Rev.	5.000%	5/15/11	(1)	2,500	2,621
Univ. of California Rev.	5.000%	5/15/12	(1)	3,000	3,169
					662,029
Colorado (0.5%)
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.500%	11/7/08		21,900	21,900
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/13	(1)	11,485	11,392
Jefferson County CO School Dist. GO	5.000%	12/15/12	(2)	3,500	3,713
					37,005
Connecticut (0.3%)
Connecticut GO	5.000%	11/15/08		10,000	10,013
Connecticut GO	5.500%	12/15/11		5,435	5,834
Connecticut GO	5.000%	4/1/12	(3)	9,190	9,736
					25,583
Delaware (0.1%)
Delaware GO	5.000%	8/1/15		5,000	5,322

District of Columbia (0.5%)
District of Columbia GO	5.000%	6/1/10	(4)	2,045	2,116
District of Columbia GO	5.500%	6/1/10	(2)	1,335	1,391

	District of Columbia GO	5.750%	6/1/10	(1)(ETM)	5,000	5,266
	District of Columbia GO	5.000%	6/1/11	(4)	2,500	2,612
	District of Columbia GO	5.000%	6/1/12	(4)	2,500	2,622
	District of Columbia GO	5.500%	6/1/12	(4)	10,000	10,245
	District of Columbia GO	5.000%	6/1/13	(4)	4,000	4,201
	District of Columbia GO	5.000%	6/1/14	(1)	4,900	5,105
	District of Columbia GO	5.000%	6/1/15	(1)	5,000	5,163
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/09	(2)(Prere.)	1,590	1,660
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19	(2)	1,410	1,429
						41,810
Florida (7.7%)
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/10		4,900	4,957
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/11		5,900	5,953
	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.500%	12/1/08		22,980	23,042
	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09		2,000	2,025
	Broward County FL School Board COP	5.000%	7/1/11	(2)	4,460	4,596
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10	(1)	10,000	10,176
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/11	(1)	10,000	10,196
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11		25,000	25,506
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/12	(1)	15,000	15,268
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/15	(1)	11,000	10,992
1	Duval County FL School Board COP TOB VRDO	2.570%	11/7/08	(4)	13,740	13,740
	Florida Board of Educ. Capital Outlay	5.000%	6/1/14		4,225	4,469
	Florida Board of Educ. Public Educ.	5.000%	1/1/11		25,080	26,194
	Florida Board of Educ. Public Educ.	5.000%	1/1/11		6,810	7,112
	Florida Board of Educ. Public Educ.	5.000%	1/1/12		27,730	29,118
	Florida Board of Educ. Public Educ.	5.000%	6/1/16		5,065	5,264
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10		2,495	2,587

Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/12		7,630	8,031
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/13		8,010	8,452
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14		8,410	8,871
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15		8,830	9,289
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	(1)	9,555	9,927
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/12	(3)	7,050	7,352
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13		5,820	6,015
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/14		6,110	6,295
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/15		6,415	6,564
Florida Dept. of Transp.	6.375%	7/1/10		10,075	10,669
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12		37,600	39,553
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		22,000	22,946
Florida Rural Util. Financing Comm. Rev.	4.000%	2/1/11		15,500	15,502
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11		9,000	8,901
Florida Turnpike Auth. Rev.	5.000%	7/1/15	(4)	5,000	5,255
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09		25,000	25,299
Hillsborough County FL IDA PUT	5.150%	9/1/13		8,000	7,922
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11		7,500	7,685
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	1.250%	11/3/08	LOC	24,100	24,100
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	1.200%	11/3/08	LOC	4,200	4,200
Lee County FL Hosp. Board of Directors Hosp. Rev. (Memorial Health System) VRDO	6.000%	11/7/08		12,700	12,700
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.000%	11/15/08		3,000	2,998
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.550%	8/1/13	(1)	5,000	4,867
Miami-Dade County FL School Board COP	5.000%	5/1/15	(12)	4,000	4,158
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11	(1)	15,000	15,638
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09		15,000	15,330
Palm Beach County FL School Board COP	5.375%	8/1/12	(4)(Prere.)	4,430	4,785
Palm Beach County FL School Board COP	5.375%	8/1/12	(4)(Prere.)	8,190	8,845
Palm Beach County FL School Board COP	5.375%	8/1/12	(4)(Prere.)	4,500	4,860
South Florida Water Management Dist.	5.000%	10/1/10	(2)	3,000	3,115
South Florida Water Management Dist.	5.000%	10/1/11	(2)	7,100	7,428
South Florida Water Management Dist.	5.000%	10/1/12	(2)	2,150	2,253
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,990	5,075
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/12		3,000	3,025
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.500%	2/1/13	(Prere.)	10,000	10,874
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/13		2,500	2,512
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/11	LOC	4,000	3,988
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/10	LOC	5,000	5,047
Univ. of South Florida Financing Corp. VRDO	2.350%	11/7/08		44,250	44,250
					605,771
Georgia (2.5%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		37,000	36,994

Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		5,000	4,946
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		10,000	9,892
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11	(1)	14,500	14,431
Coffee County GA School Dist. GO	6.000%	8/1/10		1,000	1,056
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14	(3)	10,000	10,116
Georgia GO	5.250%	12/1/10		6,775	7,156
Georgia GO	5.000%	8/1/11		17,890	18,907
Georgia GO	5.500%	7/1/14		4,000	4,388
Georgia GO	5.500%	7/1/15		9,095	10,003
Georgia GO	5.500%	7/1/16		5,000	5,366
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/13		5,260	5,594
Gwinnett County GA School Dist. GO	5.000%	2/1/12		10,000	10,597
Gwinnett County GA School Dist. GO	5.000%	2/1/13		10,000	10,657
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12		12,000	11,042
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12		15,000	14,401
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/14		4,995	5,104
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/15		3,685	3,741
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.000%	1/1/15		2,060	2,092
Paulding County GA School Dist. GO	5.000%	8/1/09		1,500	1,536
Paulding County GA School Dist. GO	5.000%	8/1/11		1,000	1,052
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11		10,000	10,545
					199,616
Hawaii (1.4%)
Hawaii GO	5.000%	7/1/09	(2)	15,660	16,001
Hawaii GO	5.000%	10/1/09	(1)	1,480	1,524
Hawaii GO	5.000%	7/1/10	(2)	14,250	14,822
Hawaii GO	5.000%	10/1/10	(1)	5,090	5,320
Hawaii GO	5.000%	7/1/11	(2)	24,310	25,591
Hawaii GO	5.000%	7/1/12	(2)	23,735	25,167

	Hawaii Highway Rev.	5.375%	7/1/11	(4)(Prere.)	5,125	5,471
	Honolulu HI City & County GO	5.000%	7/1/11	(1)	4,750	4,988
	Honolulu HI City & County GO	5.250%	7/1/11	(3)	3,900	4,117
	Honolulu HI City & County GO	5.000%	7/1/12	(1)	4,320	4,564
						107,565
Illinois (4.3%)
	Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/11	(3)	5,185	4,601
	Chicago IL Board of Educ. GO	0.000%	12/1/09	(3)	9,895	9,624
	Chicago IL Board of Educ. GO	0.000%	12/1/10	(3)	4,000	3,735
1	Chicago IL Board of Educ. TOB VRDO	2.570%	11/7/08	(4)	11,165	11,165
	Chicago IL GO	5.700%	7/1/10	(3)(Prere.)	9,655	10,273
	Chicago IL GO	5.000%	1/1/14	(4)	37,590	39,704
	Chicago IL GO	5.000%	1/1/14	(4)(Prere.)	4,135	4,402
1	Chicago IL GO TOB VRDO	2.350%	11/7/08	(4)	2,400	2,400
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09	(ETM)	8,265	8,447
	Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10	(ETM)	5,000	5,238
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(4)	2,500	2,603
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/13	(4)	4,200	4,374
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/14	(4)	2,500	2,598
	Du Page & Will Counties IL Community School Dist. GO	5.500%	12/30/11	(Prere.)	4,725	5,101
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	1.780%	11/7/08		35,000	35,000
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09		7,000	7,094
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	1.200%	11/3/08		2,300	2,300
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	1.250%	11/3/08	LOC	41,000	41,000
	Illinois Finance Auth. Rev. (Loyola Univ. Health) VRDO	1.800%	11/7/08	LOC	13,000	13,000
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,353
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13	(4)	4,275	4,429
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13	(4)	4,300	4,454
	Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/09		4,000	4,032
	Illinois GO	5.250%	11/1/08	(3)	4,000	4,000
	Illinois GO	5.000%	3/1/10		6,300	6,510
	Illinois GO	5.000%	1/1/11		7,000	7,315
	Illinois GO	5.500%	8/1/14		7,275	7,511
	Illinois GO	5.500%	8/1/18	(4)	5,000	5,101
	Illinois Sales Tax Rev.	5.000%	6/15/10		1,500	1,557
	Illinois Sales Tax Rev.	5.250%	6/15/12		2,000	2,128
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/15	(4)	17,970	18,943
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/09	(3)(ETM)	18,625	18,375
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11	(1)	20,000	17,807
1	Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	2.270%	11/7/08	(1)	9,455	9,455
	Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12	(2)	4,000	4,151
	Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13	(2)	5,000	5,193
						337,973
Indiana (1.4%)
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/13		3,000	3,001

	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14		3,485	3,453
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15		3,570	3,496
	Indiana Finance Auth. Rev. VRDO	6.000%	11/7/08		5,325	5,325
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	5/1/13		3,750	3,727
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	10/1/09		10,000	10,177
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10		10,000	10,157
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10		7,930	8,083
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/11		5,500	5,563
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/10		2,000	2,012
	Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13		10,585	11,046
1	Indianapolis IN Thermal Energy System TOB VRDO	1.960%	11/7/08	(13)	9,890	9,890
	Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11	(2)	10,000	10,129
2	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12		7,500	7,500
1	Tri-Creek Middle School Building Corp. TOB VRDO	2.340%	11/7/08	(4)	14,210	14,210
						107,769
Kansas (0.5%)
	Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13		32,590	34,719
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12		1,525	1,530
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14		1,000	987
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15		2,000	1,945
						39,181
Kentucky (1.0%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12	(1)	13,065	13,808
	Kentucky Property & Building Comm. Rev.	5.250%	10/1/15	(4)	40,000	42,844
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/09	(2)	15,000	15,364
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/11		770	769

Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/12		810	796
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/13		855	829
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/16		990	912
					75,322
Louisiana (1.0%)
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10	(1)	1,980	2,044
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11	(1)	2,085	2,181
Louisiana GO	5.000%	5/1/10	(4)	16,980	17,591
Louisiana GO	5.250%	8/1/16	(1)	5,000	5,258
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38		6,905	7,137
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10		17,250	17,579
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13		2,675	2,633
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14		3,950	3,843
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/14	(2)	5,000	5,087
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		15,000	15,358
					78,711
Maine (0.3%)
Maine GO	5.000%	7/15/10	(2)	3,095	3,224
Maine GO	5.000%	7/15/12	(2)	8,055	8,559
Maine Housing Auth. Mortgage Rev. VRDO	3.800%	11/7/08		12,000	12,000
					23,783
Maryland (2.2%)
Maryland Dept. of Transp.	5.000%	5/1/10		16,975	17,638
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/11		830	786
Maryland GO	5.250%	2/15/10		6,140	6,373
Maryland GO	5.000%	3/15/11		19,445	20,478
Maryland GO	5.000%	8/1/11		18,200	19,240
Maryland GO	5.000%	3/15/12		20,415	21,672
Maryland GO	5.000%	8/1/14		10,000	10,733
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/13		3,000	3,093
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/13		2,395	2,386
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/14		3,150	3,116
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/15		5,900	5,775
Maryland Transp. Auth. Rev.	5.000%	7/1/13		9,085	9,683
Maryland Transp. Auth. Rev.	5.000%	7/1/14		9,615	10,273
Maryland Transp. Auth. Rev.	5.000%	7/1/15		9,995	10,677
Montgomery County MD GO	5.000%	5/1/14		12,310	13,190
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10		11,435	11,949
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10		5,000	5,225
					172,287
Massachusetts (3.5%)
Massachusetts GAN	5.750%	12/15/08		16,210	16,290
Massachusetts GAN	5.750%	12/15/10		3,000	3,190
Massachusetts GO	5.000%	8/1/09		37,715	38,609
Massachusetts GO	5.875%	2/1/10	(Prere.)	10,000	10,547
Massachusetts GO	5.750%	6/1/10	(Prere.)	8,545	9,004
Massachusetts GO	5.000%	8/1/10		38,955	40,525
Massachusetts GO	6.000%	11/1/10		10,015	10,643

Massachusetts GO	5.500%	11/1/11	(4)	24,300	26,016
Massachusetts GO	5.000%	8/1/14		11,965	12,716
Massachusetts GO	5.000%	3/1/15	(Prere.)	10,000	10,810
Massachusetts GO	5.000%	9/1/15	(Prere.)	5,000	5,421
Massachusetts GO	5.500%	10/1/15		5,000	5,449
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/10	(Prere.)	5,825	6,232
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/09	(1)	14,110	14,375
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/11	(4)	12,000	12,623
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	10,000	10,384
Massachusetts Special Obligation Rev.	5.000%	12/15/10	(4)	10,000	10,473
Massachusetts Special Obligation Rev.	5.500%	6/1/12		10,000	10,733
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/13		7,550	8,127
Springfield MA GO	5.000%	8/1/11	(1)	3,500	3,660
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11	(2)	6,905	7,231
					273,058
Michigan (3.3%)
Clarkston MI Community School GO	5.000%	5/1/14	(4)	5,180	5,476
Detroit MI City School Dist. GO	5.000%	5/1/11	(3)	3,510	3,642
Detroit MI GO	5.000%	4/1/13	(12)	9,345	9,643
Detroit MI GO	5.000%	4/1/14	(12)	2,735	2,814
Detroit MI Sewer System Rev.	6.000%	1/1/10	(3)(Prere.)	15,000	15,736
Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	8,510	8,804
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12	(1)	20,000	20,601

Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11		23,000	23,435
Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12		25,000	25,118
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(1)	33,000	34,451
Michigan Building Auth. Rev.	5.500%	10/15/09		5,000	5,153
Michigan Building Auth. Rev.	5.000%	10/15/12	(2)	5,615	5,884
Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	7,200	7,472
Michigan Building Auth. Rev. PUT	5.000%	10/15/11	(2)	12,000	12,502
Michigan GO	5.000%	9/15/11	(4)	4,755	4,987
Michigan GO	5.000%	5/1/14		12,000	12,662
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12		17,000	17,381
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15		2,315	2,470
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/10		3,000	3,135
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11		6,700	6,806
Michigan Trunk Line Rev.	5.000%	9/1/12	(4)	13,015	13,741
Univ. of Michigan Univ. Rev.	5.250%	12/1/11		5,000	5,237
Univ. of Michigan Univ. Rev.	5.250%	12/1/12		8,500	8,918
					256,068
Minnesota (1.6%)
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/14		1,000	996
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/15		1,245	1,229
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/12	(Prere.)	39,000	42,755
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/12	(Prere.)	4,000	4,423
Minnesota GO	5.000%	8/1/10		37,375	39,016
Minnesota GO	5.000%	11/1/10		8,845	9,278
Minnesota GO	5.250%	11/1/12		6,375	6,639
Minnesota GO	5.000%	8/1/14		6,970	7,470
Minnesota Public Fac. Water PCR	5.500%	3/1/09		4,500	4,557
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/13		7,825	7,872
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/14		5,250	5,245
					129,480
Mississippi (0.5%)
Madison County MS School Dist.	5.000%	9/1/10	(3)	4,370	4,504
Mississippi GO	6.000%	11/1/09	(Prere.)	7,250	7,559
Mississippi GO	5.250%	12/1/10		8,800	9,252
Mississippi GO	5.250%	11/1/14		8,970	9,624
Mississippi GO	5.000%	11/1/15	(1)	7,475	7,960
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/09		500	506
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/10		500	508
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/11		1,000	1,013
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/12		1,000	1,002
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/15		1,500	1,466
					43,394
Missouri (0.5%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
(St. Clair County Metrolink Extension) PUT	3.950%	10/1/09	LOC	10,000	10,182

	Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/13	(Prere.)	15,320	16,519
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12	(Prere.)	10,000	10,611
	Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/12	(1)	2,000	2,035
						39,347
Montana (0.1%)
	Montana State Board of Regents Higher Educ. Rev. VRDO	1.250%	11/3/08	LOC	4,800	4,800

Multiple State (0.1%)
1	Tax-Exempt Muni. Infrastructure Improvement Trust TOB	4.220%	11/2/10	LOC	5,000	5,092

Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Project No. 1	2.193%	12/1/10		25,000	22,750
	Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/15		5,000	4,187
	Nebraska Public Power Dist. Rev.	5.000%	1/1/10	(3)	11,635	11,945
	Nebraska Public Power Dist. Rev.	5.000%	1/1/11	(3)	3,560	3,691
	Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14		5,000	5,279
						47,852
Nevada (1.7%)
	Clark County NV Bond Bank GO	5.500%	7/1/10	(1)(Prere.)	13,025	13,698
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/13		6,355	6,568
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/14		6,100	6,275
	Clark County NV School Dist. GO	4.000%	6/1/09	(3)	12,265	12,422
	Clark County NV School Dist. GO	5.250%	6/15/10	(1)	7,875	8,204
	Clark County NV School Dist. GO	5.500%	12/15/11	(4)(Prere.)	5,000	5,394
	Clark County NV School Dist. GO	5.000%	6/15/12		10,115	10,679

	Clark County NV School Dist. GO	5.000%	6/15/13	(3)	16,050	16,980
	Clark County NV School Dist. GO	5.000%	6/15/14	(3)	9,680	10,235
	Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11	(1)	6,735	7,070
	Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/09		4,000	4,029
	Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/14		8,000	7,845
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/12	(1)	14,495	15,361
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.500%	12/1/14	(3)	5,905	6,395
						131,155
New Hampshire (0.3%)
	Manchester NH General Airport Rev. PUT	5.000%	1/15/10	(2)	14,000	14,132
	New Hampshire GO	5.000%	11/1/08		6,000	6,000
						20,132
New Jersey (5.0%)
	New Jersey Building Auth. Rev.	5.000%	6/15/11		15,090	15,746
	New Jersey Building Auth. Rev.	5.000%	6/15/12		11,465	12,004
	New Jersey Building Auth. Rev.	5.000%	6/15/14		6,790	7,106
	New Jersey Building Auth. Rev.	5.000%	6/15/15		7,650	7,975
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11		4,000	4,148
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/14		7,000	7,265
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/15		5,420	5,600
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10	(4)	7,000	7,202
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17		1,350	1,183
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10		1,000	1,031
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		3,000	3,131
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13		14,670	15,302
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14		14,565	15,182
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	10,000	10,364
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14		11,165	11,642
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/15		11,255	11,700
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	1.840%	11/7/08		8,350	8,350
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/12		6,955	6,980
	New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/10	(2)(ETM)	14,705	15,334
	New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/14		6,540	6,788
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11	(3)	30,000	31,631
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12	(3)	4,200	4,380
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12	(4)	8,000	8,620
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15	(4)(Prere.)	19,130	20,651
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	5,000	5,195
	New Jersey Turnpike Auth. Rev. VRDO	7.750%	11/7/08	LOC	50,000	50,000
	Newark NJ GO	5.000%	10/1/11	(4)	2,000	2,109
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.000%	6/1/09		1,400	1,391
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10		3,640	3,570
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11		4,905	4,718
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		5,000	4,681

	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12	(Prere.)	10,200	10,824
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	19,345	20,612
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	20,000	21,018
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13	(Prere.)	4,600	5,160
	Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13	(Prere.)	17,705	20,413
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		2,000	1,812
						390,818
New Mexico (0.7%)
	Albuquerque NM GO	5.000%	7/1/12	(2)	11,350	12,071
	Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12	(3)	8,000	7,778
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	20,000	19,777
	New Mexico GO	5.000%	3/1/13		8,000	8,519
	New Mexico Severance Tax Rev.	5.000%	7/1/10	(2)	2,000	2,076
	New Mexico Severance Tax Rev.	5.000%	7/1/11		1,000	1,050
	New Mexico Severance Tax Rev.	5.000%	7/1/11	(2)	2,000	2,098
	New Mexico Severance Tax Rev.	5.000%	7/1/12		1,550	1,638
						55,007
New York (11.8%)
3	Battery Park City NY Auth. Rev.	5.250%	11/1/16		14,275	15,138
	Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09	(4)	3,140	3,183
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11	(4)	16,690	15,220
	Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12	(1)	48,900	50,494
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10	(1)(Prere.)	7,900	8,336
1	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	1.940%	11/7/08	(13)	27,980	27,980
1	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	1.940%	11/7/08	(13)	42,605	42,605
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11		22,080	23,236
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12		3,500	3,659

	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12		14,110	14,880
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13		3,325	3,476
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14		50,000	51,374
	Nassau County NY Interim Finance Auth. VRDO	4.000%	11/7/08		30,055	30,055
	New York City NY GO	5.000%	6/1/10		8,000	8,257
	New York City NY GO	5.000%	8/1/10		13,965	14,444
	New York City NY GO	5.000%	3/1/11		6,000	6,212
	New York City NY GO	5.750%	8/1/11	(1)	15,750	16,609
	New York City NY GO	5.000%	8/1/12		8,000	8,324
	New York City NY GO	5.000%	8/1/12		8,450	8,793
	New York City NY GO	5.250%	8/1/12		4,230	4,410
	New York City NY GO	5.000%	8/1/14		25,000	25,888
	New York City NY GO	5.750%	8/1/14	(2)	7,785	8,317
	New York City NY GO	5.000%	8/15/14		12,890	13,349
	New York City NY GO	5.000%	9/1/14		16,860	17,462
	New York City NY GO	5.000%	8/1/15		7,885	8,083
	New York City NY GO	5.000%	8/1/15		26,260	27,020
	New York City NY GO	5.000%	8/15/15		17,910	18,428
	New York City NY GO	5.000%	9/1/15		21,325	21,940
	New York City NY GO VRDO	1.200%	11/3/08		5,300	5,300
	New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12		6,665	6,742
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10	(3)	3,090	3,173
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12	(3)	5,000	5,174
	New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13	(4)	4,435	4,711
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		24,375	25,420
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29		37,600	38,722
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/11		14,370	15,151
1	New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.340%	11/7/08	(4)	5,000	5,000
	New York State Dormitory Auth. Rev.	5.000%	8/15/09	(4) (7)	1,900	1,941
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10	(3)(Prere.)	2,215	2,343
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10	(3)(Prere.)	4,475	4,733
	New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13	(3)	20,350	21,416
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/09		2,055	2,021
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11		1,000	937
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12		1,000	917
	New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12	(2)	12,560	12,868
1	New York State Dormitory Auth. Rev. TOB VRDO	2.520%	11/7/08	(4)	10,950	10,950
	New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/10	(1)	14,650	14,639
	New York State GO	5.000%	4/15/09		2,900	2,941
	New York State Local Govt. Assistance Corp. VRDO	4.500%	11/7/08		45,000	45,000
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/15		5,410	5,722
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/18		7,000	7,057
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/18		8,415	8,576
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/09	(1)(ETM)	4,000	4,058
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/10	(1)	2,500	2,590
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11	(3)(Prere.)	2,000	2,150

	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11	(3)(Prere.)	3,000	3,225
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/11	(1)(Prere.)	7,500	8,013
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13	(3)	15,000	15,778
	New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/10		11,395	11,811
	New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13		5,500	5,816
1	New York State Thruway Auth. Rev. TOB VRDO	2.400%	11/7/08	(2)	15,370	15,370
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/12		6,500	6,811
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		5,145	5,317
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		10,000	10,104
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/12		7,000	7,306
	Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/13		1,925	1,925
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17		14,950	15,078
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		20,000	20,141
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/08		14,000	14,018
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	1/1/14	(ETM)	2,045	2,198
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/14		11,690	12,460
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10		9,000	9,081
						921,876
North Carolina (2.3%)
	Durham NC COP	5.000%	6/1/10		2,170	2,240
	Durham NC COP	5.000%	6/1/11		1,080	1,125
	Durham NC COP	5.000%	6/1/13		1,000	1,044
	North Carolina Eastern Muni. Power Agency Rev.	6.125%	1/1/09		12,870	12,927
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10		25,745	26,164
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10		6,900	7,020

North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11		15,500	15,867
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12		9,000	9,201
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14		5,000	4,953
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15		20,000	19,522
North Carolina GO	5.000%	3/1/12		13,980	14,844
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/09	(4)	10,000	10,080
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/10	(4)	10,000	10,316
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10		9,180	9,393
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/14		2,775	2,752
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15	(4)	7,370	7,238
Wake County NC Public Improvement GO	5.000%	3/1/14		23,000	24,649
					179,335
Ohio (2.9%)
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		10,000	8,986
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/11		5,000	4,892
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/12		1,480	1,418
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/14		5,495	5,070
Cincinnati OH City School Dist. GO	5.000%	12/1/12	(4)	1,140	1,212
Cincinnati OH City School Dist. GO	5.000%	12/1/13	(4)	2,000	2,133
Cincinnati OH City School Dist. GO	5.000%	12/1/13	(4)(Prere.)	5,525	5,964
Columbus OH GO	5.000%	9/1/11		5,000	5,284
Columbus OH GO	5.000%	6/15/12		7,955	8,454
Columbus OH GO	5.000%	9/1/12		5,600	5,963
Columbus OH GO	5.000%	9/1/13		5,600	5,989
Columbus OH GO	5.000%	9/1/13		10,430	11,155
Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/09	(1)	4,200	4,109
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,685
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,685
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,380
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	4.100%	11/10/11		12,000	12,204
Ohio Building Auth. Rev. (Administration Building Fund)	5.250%	10/1/15	(1)	11,780	12,581
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12	(4)	3,055	3,216
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14		5,000	5,342
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10	(Prere.)	2,000	2,116
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/10	(4)	11,510	12,105
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11		6,115	6,484
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/12	(Prere.)	5,000	5,432
Ohio Higher Educ. GO	5.250%	11/1/11		5,000	5,319
Ohio Higher Educ. GO	5.000%	8/1/12		6,525	6,900
Ohio Highway Capital Improvements GO	5.000%	5/1/12		6,280	6,649
Ohio Highway Capital Improvements GO	5.000%	5/1/13		6,300	6,695
Ohio Highway Capital Improvements Rev.	5.250%	5/1/12		6,805	7,277
Ohio Infrastructure Improvement GO	5.000%	3/1/10		4,000	4,138
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/10	(1)	7,140	7,397
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11	(1)	3,800	3,962
Ohio Water Dev. Auth. PCR	5.250%	12/1/09		3,625	3,758
Ohio Water Dev. Auth. PCR	5.000%	6/1/13		7,000	7,465

Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.000%	6/1/14	(Prere.)	6,300	6,770
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	2.050%	11/7/08		10,000	10,000
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/12		2,625	2,623
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/13		2,760	2,739
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/14		2,895	2,840
					229,391
Oklahoma (1.1%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11	(2)	10,000	10,597
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12	(4)	3,500	3,709
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/13		2,000	2,023
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/14		4,900	4,930
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/15		4,670	4,652
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15	(1)	9,035	9,460
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15		8,640	9,156
Oklahoma Turnpike Auth. VRDO	1.710%	11/7/08		29,615	29,615
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11		10,000	10,380
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	(4)	5,300	5,562
					90,084
Oregon (0.3%)
Oregon State Dept. Administrative Services	5.250%	11/1/11	(1)	12,090	12,786
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/12	(1)	5,000	5,231
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	4.000%	5/1/14	(1)	5,000	4,997
					23,014

Pennsylvania (4.4%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14		36,000	36,142
Allegheny County PA Port Auth. Rev.	6.375%	3/1/09	(1)(Prere.)	5,500	5,640
Beaver County PA IDA PCR (First Energy) PUT	3.375%	10/1/09		5,000	4,994
Chester County PA GO	5.000%	5/15/15	(Prere.)	13,355	14,410
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/10		2,690	2,583
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/12		2,970	2,735
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14		1,165	1,032
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14		3,280	2,905
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15		1,140	990
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15		3,440	2,989
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16		1,175	1,002
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16		3,510	2,993
Delaware County PA IDA PCR (BP Exploration & Oil)VRDO	1.300%	11/3/08	LOC	4,000	4,000
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		17,000	16,527
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.000%	11/7/08		24,490	24,490
Lancaster County PA Convention Center Auth. Rev. (Hotel Room) VRDO	2.300%	11/7/08	LOC	10,000	10,000
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement—
Life Communities Obligated Group)	5.000%	11/15/10		2,500	2,488
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement—
Life Communities Obligated Group)	5.000%	11/15/11		2,500	2,457
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement—
Life Communities Obligated Group)	5.000%	11/15/13		5,675	5,380
Pennsylvania GO	5.500%	2/1/12		20,950	22,429
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.)	6.000%	5/1/09	(Prere.)	3,470	3,544
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/11	(2)	4,000	4,184
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/13		5,630	5,790
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	7,550	8,125
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	6,370	6,855
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11	(2)(Prere.)	12,010	12,964
Philadelphia PA Airport Parking Auth.	5.000%	9/1/14		2,355	2,409
Philadelphia PA Airport Parking Auth.	5.000%	9/1/15		4,570	4,638
Philadelphia PA Gas Works Rev.	5.250%	7/1/09	(4)	8,885	9,055
Philadelphia PA Gas Works Rev.	5.500%	8/1/11	(4)(Prere.)	3,315	3,550
Philadelphia PA GO	5.000%	8/1/11	(11)	5,495	5,663
Philadelphia PA GO	5.000%	8/1/13	(4)	19,000	19,797
Philadelphia PA GO	5.125%	8/1/13	(11)	6,050	6,257
Philadelphia PA GO	5.000%	8/1/14	(4)	20,385	21,159
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4)(Prere.)	7,420	7,910
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4)(Prere.)	6,415	6,839
Philadelphia PA School Dist. GO	5.500%	8/1/11	(4)	5,100	5,367
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/15	(2)	1,500	1,529
Pittsburgh PA GO	5.000%	9/1/09	(1)(ETM)	11,650	11,977

	Pittsburgh PA GO	5.000%	9/1/09	(1)	2,815	2,867
2	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/13		6,265	6,357
2	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/14		5,470	5,517
2	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.500%	6/1/15		5,000	5,051
	Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08	(2)	4,500	4,504
	Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10	(Prere.)	5,175	5,413
	York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/08	(3)	2,485	2,492
						345,999
Puerto Rico (1.0%)
	Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/11		2,650	2,688
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/12		4,510	4,541
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/13		4,000	4,044
	Puerto Rico GO	5.000%	7/1/09	(ETM)	460	470
	Puerto Rico GO	5.000%	7/1/09	(ETM)	3,595	3,676
	Puerto Rico GO PUT	5.000%	7/1/12		16,000	15,768
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/11	(2)	5,550	5,698
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/12	(2)	3,000	3,073
	Puerto Rico Muni. Finance Agency	5.000%	8/1/10		5,000	5,073
	Puerto Rico Muni. Finance Agency	5.000%	8/1/11		7,000	7,088
	Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	23,265	22,995
						75,114
Rhode Island (0.1%)
	Providence RI GO PUT	3.950%	1/15/11	(11)	5,000	5,079
	Rhode Island State & Providence Plantations GO	5.000%	11/1/08	(3)	3,545	3,545
						8,624

South Carolina (0.9%)
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/08		1,745	1,749
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09		2,245	2,305
1	Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.) TOB VRDO	1.850%	11/7/08		33,000	33,000
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/13		8,575	8,676
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/14		9,355	9,407
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/15		7,380	7,347
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11	(2)(Prere.)	10,000	10,631
						73,115
South Dakota (0.2%)
	South Dakota State Building Auth. Rev.	5.000%	12/1/09	(2)	5,955	6,148
	South Dakota State Building Auth. Rev.	5.000%	12/1/10	(2)	2,680	2,803
	South Dakota State Building Auth. Rev.	5.000%	12/1/11	(2)	1,000	1,054
	South Dakota State Building Auth. Rev.	5.000%	12/1/12	(2)	3,005	3,181
						13,186
Tennessee (2.4%)
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.800%	11/3/08	LOC	9,200	9,200
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.800%	11/3/08	LOC	6,100	6,100
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/14		1,500	1,487
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/15		1,390	1,360
	Memphis TN Electric System Rev.	5.000%	12/1/10	(1)	5,000	5,206
	Memphis TN Electric System Rev.	5.000%	12/1/11	(1)	17,000	17,794
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14		15,000	15,958
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09	(1)	19,075	19,243
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(1)	30,890	31,537
	Montgomery County TN Public Building Auth. Pooled Financial Rev.
	(Tennessee County Loan Pool) VRDO	0.800%	11/3/08	LOC	4,000	4,000
	Montgomery County TN Public Building Auth. Pooled Financial Rev.
	(Tennessee County Loan Pool) VRDO	0.800%	11/3/08	LOC	2,600	2,600
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13		4,500	4,403
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/10		2,570	2,645
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/11		2,230	2,309
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/12		2,300	2,378
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/13		3,600	3,714
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/14		4,805	4,936
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/15		5,390	5,487

	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/16		2,500	2,522
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		10,000	9,658
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11		5,000	4,695
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12		10,000	9,084
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13		28,000	24,845
						191,161
Texas (11.2%)
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	5.250%	8/15/14		2,855	3,079
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/10		5,000	5,158
	Dallas TX GO	5.000%	2/15/09		6,540	6,602
	Dallas TX GO	5.000%	2/15/10		6,540	6,759
	Dallas TX GO	5.000%	2/15/12		26,935	28,436
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10	(4)	5,950	6,206
	Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10		5,570	5,844
	El Paso TX Water & Sewer Rev.	5.000%	3/1/14	(4)	2,175	2,297
	El Paso TX Water & Sewer Rev.	5.000%	3/1/15	(4)	1,500	1,580
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		7,500	7,631
	Garland TX GO	5.250%	2/15/11	(4)	2,255	2,372
	Garland TX GO	5.250%	2/15/12	(4)	2,500	2,651
	Garland TX Independent School Dist.	5.000%	2/15/12		4,210	4,447
	Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/12		27,465	27,620
	Harlingen TX Independent School Dist. GO	5.500%	8/15/09	(Prere.)	4,000	4,120
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/13		15,000	15,152
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/14		11,000	11,025
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15		6,530	6,478
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	1.250%	11/3/08	LOC	4,875	4,875
	Harris County TX Flood Control Dist. GO	5.000%	10/1/11		5,005	5,264
	Harris County TX Flood Control Dist. GO	5.250%	10/1/14	(Prere.)	8,360	9,117
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	1.250%	11/3/08		24,845	24,845
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	9,400	9,400
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	11,500	11,500
	Harris County TX Toll Road Rev.	6.000%	8/1/09	(3)	4,750	4,895
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/12	(4)	24,250	25,330
1	Houston TX Airport System Rev. TOB VRDO	2.580%	11/7/08	(4)	13,200	13,200
	Houston TX GO	5.000%	3/1/10	(1)	5,120	5,288

3	Houston TX GO	5.500%	9/1/10	(4)(Prere.)	10,885	11,492
	Houston TX Independent School Dist. GO	0.000%	2/15/12		5,535	4,894
	Houston TX Independent School Dist. GO	5.000%	2/15/13		9,000	9,539
	Houston TX Util. System Rev.	5.250%	5/15/10	(1)	2,700	2,799
	Houston TX Util. System Rev.	5.250%	11/15/11	(4)	4,425	4,668
	Houston TX Util. System Rev.	5.000%	11/15/12	(4)	4,270	4,489
	Houston TX Util. System Rev.	5.250%	5/15/16	(1)	10,000	10,358
	Houston TX Util. System Rev. PUT	5.000%	5/15/11	(2)	12,000	12,374
1	Houston TX Util. System Rev. TOB VRDO	2.570%	11/7/08	(4)	8,000	8,000
	Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/11		2,050	2,160
	Lewisville TX Independent School Dist.	0.000%	8/15/09		2,430	2,384
	Lewisville TX Independent School Dist.	0.000%	8/15/10		5,000	4,727
	Lewisville TX Independent School Dist.	5.000%	8/15/13		8,225	8,704
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17	(2)	17,195	17,628
	Lubbock TX Independent School Dist. VRDO	4.000%	11/3/08	LOC	41,000	41,000
1	Matagorda County TX Navigation Dist. PCR (AEP Texas Central Co. Project) TOB PUT	4.750%	3/2/09	(2)	39,000	39,000
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		17,500	17,510
	Montgomery County TX PUT	5.000%	9/1/10	(4)	3,000	3,115
	Montgomery County TX PUT	5.000%	9/1/10	(4)	9,000	9,346
	North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/15	(4)(Prere.)	10,000	10,614
	North Texas Tollway Auth. Rev.	5.000%	1/1/12		5,580	5,704
	North Texas Tollway Auth. Rev.	5.250%	1/1/12		71,215	71,601
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13		31,190	30,489
	Northside TX Independent School Dist. PUT	3.780%	6/1/09		10,000	10,089
	Northside TX Independent School Dist. PUT	3.600%	8/1/09		10,305	10,347
	Northside TX Independent School Dist. PUT	3.700%	8/1/10		8,500	8,518
	Round Rock TX Independent School Dist. GO	0.000%	8/15/09	(1)	6,750	6,623
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/13		24,325	21,859
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/14		12,360	10,849
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/11		4,350	4,570
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/14		10,115	10,679
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		7,210	7,738
	San Antonio TX Electric & Gas System PUT	3.625%	12/1/10		22,000	21,986
	Spring Branch TX Independent School Dist. GO	5.000%	2/1/13		3,000	3,179
	Spring Branch TX Independent School Dist. GO	5.000%	2/1/14		3,635	3,861
	Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/09	(4)	10,000	10,126
	Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/09	(4)	10,000	10,126
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12		3,500	3,538
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13		1,385	1,390
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,210	4,416
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,830	5,066
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.219%	12/15/09		25,560	24,026
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.289%	9/15/10		5,005	4,630
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12		5,000	4,505
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13		1,000	882
	Texas Muni. Power Agency Rev.	4.400%	9/1/11	(3)	10,185	10,194
	Texas State Transp. Comm. First Tier	5.000%	4/1/12		9,605	10,122
	Texas State Transp. Comm. First Tier	5.000%	4/1/13		12,000	12,678
	Texas State Transp. Comm. First Tier	5.000%	4/1/14		27,410	29,006
	Texas State Univ. System Rev.	5.000%	3/15/12		2,380	2,506
	Texas State Univ. System Rev.	5.000%	3/15/15		7,005	7,381

Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/09		1,415	1,434
Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11		3,500	3,428
Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/08		1,500	1,500
Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/09		2,125	2,129
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,610	2,677
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,500	2,564
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10		4,175	4,342
Williamson County TX GO	5.500%	2/15/11	(4)(Prere.)	4,845	5,140
					877,870
Utah (0.6%)
Murray UT Hosp. Rev. (IHC Health Services) VRDO	1.250%	11/3/08		21,400	21,400
Murray UT Hosp. Rev. (IHC Health Services) VRDO	1.760%	11/7/08		7,200	7,200
Salt Lake County UT GO	5.000%	6/15/10		9,100	9,476
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11	(4)	6,000	5,516
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12	(4)(Prere.)	4,425	4,724
					48,316
Virginia (1.1%)
Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/13		5,000	4,864
Fairfax County VA Water Auth. Rev.	5.000%	4/1/14	(Prere.)	21,535	23,039
Loudoun County VA GO	5.250%	11/1/08		4,410	4,410

	New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11		5,810	5,849
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	5,000	5,465
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/10		17,925	18,496
	Virginia GO	5.000%	6/1/14		8,750	9,390
	Virginia Public Building Auth. Rev.	5.000%	8/1/13		5,000	5,319
	Virginia Public School Auth. Rev.	5.000%	8/1/09		2,000	2,049
	Virginia Public School Auth. Rev.	5.000%	8/1/09		2,720	2,787
	Virginia Public School Auth. Rev.	5.000%	8/1/10		2,500	2,606
	Virginia Public School Auth. Rev.	5.000%	8/1/10		2,865	2,986
	Virginia Public School Auth. Rev.	5.000%	8/1/11		1,500	1,581
						88,841
Washington (3.8%)
	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/14	(2)	8,125	8,600
	Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.500%	7/1/10	(1)	12,795	13,385
	Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.000%	7/1/15		7,500	7,899
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11		45,365	47,588
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12		2,500	2,638
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/17	(1)	8,000	8,326
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/17	(1)	7,300	7,751
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15		6,000	6,319
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15		8,450	8,899
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(2)	9,000	9,556
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(4)	10,000	10,695
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/11		18,000	18,987
	King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10		12,385	12,964
1	King County WA Sewer Rev. TOB VRDO	2.020%	11/7/08	(1)	10,890	10,890
	Port of Seattle WA Rev.	5.000%	3/1/11	(4)	8,275	8,665
	Port of Seattle WA Rev.	5.000%	3/1/12	(4)	5,000	5,269
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10	(1)	3,565	3,633
	Seattle WA Water System Rev.	5.000%	2/1/15	(4)	4,725	4,982
	Tacoma WA Electric System Rev.	5.000%	1/1/12	(4)	5,000	5,246
	Tacoma WA Electric System Rev.	5.000%	1/1/13	(4)	10,485	11,027
	Tacoma WA Electric System Rev.	5.000%	1/1/14	(4)	25,720	27,043
	Thurston County Washington School District GO	5.000%	12/1/15	(4)	7,100	7,360
	Washington GO	5.000%	7/1/09		5,520	5,636
	Washington GO	4.000%	1/1/11		12,585	12,895
	Washington GO	5.000%	7/1/12	(2)	11,530	12,185
1	Washington GO TOB VRDO	2.020%	11/7/08		10,700	10,700
1	Washington GO TOB VRDO	2.450%	11/7/08	(4)	7,805	7,805
						296,943
West Virginia (0.3%)
	West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13		6,000	5,719
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.800%	11/3/08	LOC	16,000	16,000
						21,719
Wisconsin (0.7%)
	Wisconsin GO	5.000%	5/1/10		5,160	5,347

	Wisconsin GO	5.000%	5/1/12	(1)	15,775	16,648
	Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/10	LOC	3,185	3,240
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/14	(4)	5,000	5,136
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/15	(4)	2,000	2,034
	Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/14	(4)	4,145	4,390
	Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/15	(4)	11,390	12,023
	Wisconsin Transp. Rev.	5.000%	7/1/12		1,000	1,056
	Wisconsin Transp. Rev.	5.000%	7/1/13		1,100	1,165
	Wisconsin Transp. Rev.	5.000%	7/1/15		2,000	2,111
						53,150
Total Tax-Exempt Municipal Bonds (Cost $7,760,609)						7,694,453

					Shares
Temporary Cash Investment (0.9%)
4	Vanguard Municipal Cash Management Fund (Cost $74,723)	1.701%			74,722,668	74,723
Total Investments (99.1%) (Cost $7,835,332)						7,769,176
Other Assets and Liabilities (0.9%)
Other Assets						120,798
Liabilities						(51,770)
						69,028
Net Assets (100%)						7,838,204

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	7,990,250
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(91,966)
Unrealized Appreciation (Depreciation)
Investment Securities	(66,156)
Futures Contracts	6,076
Net Assets	7,838,204

Investor Shares—Net Assets
Applicable to 196,544,715 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,094,049
Net Asset Value Per Share—Investor Shares	$10.65

Admiral Shares—Net Assets
Applicable to 539,138,254 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,744,155
Net Asset Value Per Share—Admiral Shares	$10.65

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $305,727,000, representing 3.9% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2008.

3  Securities with a value of $12,515,000 have been segregated as initial margin for open futures contracts.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
Alabama (1.3%)
Alabama GO	5.250%	6/1/12		5,105	5,343
Alabama GO	5.250%	6/1/13		5,105	5,323
Alabama GO	5.250%	6/1/14		5,155	5,375
Alabama GO	5.250%	6/1/15		3,455	3,595
Alabama Public School & College Auth.	5.000%	12/1/19		58,350	59,306
Alabama Public School & College Auth.	5.000%	12/1/20		60,660	61,106
Alabama Public School & College Auth.	5.000%	12/1/21		63,100	63,073
Alabama Public School & College Auth.	5.000%	12/1/22		14,095	13,999
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/25		5,000	3,455
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/12	(3)(Prere.)	15,040	16,045
					236,620
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11	(1)	5,395	6,110
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(3)	6,000	6,252
North Slope Borough AK GO	0.000%	6/30/10	(1)	8,000	7,566
					19,928
Arizona (1.9%)
Arizona COP	5.000%	9/1/25	(4)	10,000	9,392
Arizona COP	5.000%	9/1/27	(4)	5,000	4,631
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/24		10,000	8,875
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/25		8,000	7,043
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11	(Prere.)	5,500	5,883
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11	(Prere.)	5,000	5,348
Arizona School Fac. Board Rev. COP	5.000%	9/1/11	(1)	10,000	10,512
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18		10,000	10,283
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19		10,000	10,168
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20		11,500	11,584
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21		16,300	16,316
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24		10,000	9,808
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25		8,040	7,844
Arizona Transp. Board Highway Rev.	5.000%	7/1/17		11,960	12,269
Arizona Transp. Board Highway Rev.	5.250%	7/1/18		4,000	4,125
Arizona Transp. Board Highway Rev.	5.250%	7/1/19		4,110	4,218
Arizona Transp. Board Highway Rev.	5.000%	7/1/23		8,180	8,199
Arizona Transp. Board Highway Rev.	5.000%	7/1/24		2,000	1,998
Arizona Transp. Board Highway Rev.	5.000%	7/1/25		5,000	4,966
Arizona Transp. Board Highway Rev.	5.000%	7/1/27		5,000	4,922
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/16		6,500	6,243
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/17		10,000	9,480
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/18		6,000	5,598
Mesa AZ Util. System Rev.	5.000%	7/1/19	(3)	10,000	9,573
Mesa AZ Util. System Rev.	5.000%	7/1/21	(3)	12,000	11,713
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/14		5,110	5,351
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/15		5,000	5,218
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/16		3,055	3,171
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/23		5,000	4,838

	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/24		2,235	2,146
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/25		5,000	4,766
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/27		9,530	8,978
	Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/23		5,005	4,692
	Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/24		7,805	7,241
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/12	(3)	9,645	10,055
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/13	(3)	5,000	5,184
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/14	(3)	6,820	7,058
1	Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.500%	7/1/24		2,500	2,552
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/14	(3)	4,215	4,420
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23		4,000	4,014
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26		2,755	2,727
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27		3,365	3,314
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28		2,500	2,446
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21		3,500	2,534
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22		3,790	2,714
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23		8,335	5,851
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		4,485	3,102
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25		18,880	12,835
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26		22,645	15,365
	Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	4,000	4,308

Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,350	7,916
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,780	8,379
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	6,210	6,688
Tucson AZ GO	7.375%	7/1/13		3,750	4,367
					363,221
California (12.4%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		7,000	7,021
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		20,195	20,250
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22		5,800	5,776
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		28,000	27,659
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		13,500	13,336
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		29,930	29,361
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		12,955	12,709
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25		17,000	16,590
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/25		7,520	7,351
California GO	6.300%	9/1/10		4,000	4,231
California GO	5.250%	10/1/13	(1)	6,115	6,457
California GO	5.250%	2/1/14		20,000	20,906
California GO	5.000%	6/1/14	(Prere.)	8,580	9,148
California GO	5.250%	11/1/14		10,000	10,448
California GO	5.000%	3/1/15		11,910	12,303
California GO	5.250%	11/1/15		10,225	10,597
California GO	6.000%	2/1/16		2,000	2,173
California GO	5.000%	4/1/16		10,000	10,289
California GO	5.000%	4/1/17		10,000	10,196
California GO	6.000%	4/1/18		11,980	12,922
California GO	5.000%	9/1/18		34,300	34,452
California GO	5.000%	12/1/18		85	85
California GO	5.000%	8/1/20		21,070	20,687
California GO	5.000%	12/1/21		16,365	15,893
California GO	5.000%	3/1/22	(2)	10,000	9,797
California GO	5.000%	12/1/22		13,080	12,619
California GO	5.000%	3/1/23		38,920	37,340
California GO	5.000%	3/1/23		35,495	34,054
California GO	5.000%	6/1/23	(2)	10,000	9,747
California GO	5.125%	11/1/23		7,000	6,797
California GO	5.000%	3/1/24		30,390	28,918
California GO	5.000%	11/1/24		6,630	6,301
California GO	5.000%	12/1/24		14,260	13,548
California GO	5.000%	3/1/25		14,125	13,340
California GO	5.000%	8/1/26		9,000	8,435
California GO	5.500%	8/1/26		30,115	30,045
California GO	5.000%	9/1/27		4,140	3,848
California GO	5.000%	11/1/27		8,000	7,434
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.125%	7/1/22		16,000	15,179
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17		8,000	7,681
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/19		3,135	2,910
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/20		4,180	3,793
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/21		6,165	5,490
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/19		8,080	7,482
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.500%	10/1/20		4,000	3,811
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/21		7,110	6,284

California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/22	3,250	2,837
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/15	7,550	7,564
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/16	5,000	5,104
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/17	5,000	5,076
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	9,000	9,414
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/25	3,100	2,860
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/09	4,555	4,565
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/10	6,635	6,647
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/12	7,895	7,909
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/14	8,370	8,802
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/15	10,105	10,574
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/16	8,750	9,061
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/17	7,085	7,275
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/18	6,500	6,595
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/19	11,820	11,881
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/20	10,000	9,914
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/21	15,230	14,929
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/22	15,985	15,522

California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/23		11,465	11,030
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/24		10,000	9,543
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/25		7,500	7,112
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/26		7,500	7,058
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	37,000	40,336
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(1)	8,000	8,517
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12	(Prere.)	15,000	16,662
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		20,000	21,618
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14	(2)	10,000	10,580
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	61,875	65,071
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17		10,000	10,364
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/18		12,000	12,301
California State Econ. Recovery Bonds	5.000%	7/1/15		93,700	98,017
California State Econ. Recovery Bonds	5.000%	7/1/16		7,000	7,232
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		155,000	158,393
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		155,000	158,827
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	155	159
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	515	528
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/09		55,000	55,802
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/14		23,550	21,988
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/11	(1)(Prere.)	8,110	8,642
Fresno CA Sewer Rev.	6.250%	9/1/14	(2)	12,000	12,733
Fresno CA Sewer Rev.	5.000%	9/1/25	(12)	4,775	4,616
Fresno CA Sewer Rev.	5.000%	9/1/26	(12)	7,625	7,320
Fresno CA Sewer Rev.	5.000%	9/1/27	(12)	7,835	7,467
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	79,735	89,970
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14		9,000	8,324
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15		6,505	5,895
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16		12,545	11,121
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21	(2)	15,000	13,274
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		12,605	10,035
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29	(2)	40,000	31,635
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30	(2)	20,000	15,579
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	106,840	114,101
Long Beach CA USD GO	0.000%	8/1/23	(12)	1,995	872
Long Beach CA USD GO	0.000%	8/1/26	(12)	2,925	1,049

	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/23		3,115	2,972
	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/26		3,250	3,030
	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/27		3,250	3,013
	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/28		3,960	3,645
	Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15		20,000	20,810
	Los Angeles CA USD GO	5.000%	7/1/21	(4)	5,825	5,861
	Los Angeles CA USD GO	5.000%	7/1/21	(4)	10,000	10,062
	Los Angeles CA USD GO	5.000%	7/1/22	(4)	22,410	22,416
	Los Angeles CA USD GO	5.000%	7/1/23	(3)	46,690	45,224
	Los Angeles CA USD GO	5.000%	7/1/23	(3)	24,035	23,281
	Los Angeles CA USD GO	5.000%	7/1/23	(4)	6,425	6,378
	Los Angeles CA USD GO	5.000%	7/1/24	(1)	19,915	19,304
	Los Angeles CA USD GO	5.000%	7/1/25	(4)	7,330	7,191
	Los Angeles CA USD GO	5.000%	7/1/25	(4)	5,000	4,905
	Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/10	(4)	31,030	32,197
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/24	(12)	6,000	5,859
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	11,775	10,963
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/22	(2)	7,015	6,473
	Palmdale CA Community Redev. Agency	5.000%	9/1/28	(1)	11,690	10,935
	Redding CA Electric System COP	5.000%	6/1/23	(4)	6,875	6,715
	Redding CA Electric System COP	5.000%	6/1/25	(4)	7,860	7,576
	Redding CA Electric System COP	5.000%	6/1/27	(4)	4,660	4,427
	Saddleback Valley CA USD	5.000%	8/1/23	(4)	5,460	5,332
	San Bernardino County CA Medical Center COP	7.000%	8/1/09	(1)	9,705	10,003
	San Bernardino County CA Medical Center COP	7.000%	8/1/10	(1)	10,525	11,130
	San Diego CA USD GO	5.500%	7/1/24	(4)	6,620	6,917
	San Diego CA USD GO	5.500%	7/1/25	(4)	14,680	15,299
	San Diego CA USD GO	5.500%	7/1/27	(4)	17,695	18,323
	San Diego CA Water Auth. Rev. COP	5.250%	5/1/18	(3)	14,690	15,319
	San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/21	(1)	12,385	5,850
	San Jose CA Redev. Agency	5.000%	8/1/20	(2)	20,000	19,100
	San Jose CA Redev. Agency	5.000%	8/1/23	(2)	25,000	23,197
	San Jose CA Redev. Agency	5.000%	8/1/24	(1)	30,000	27,570
1	San Jose CA Redev. Agency	6.500%	8/1/28		26,085	25,431
	San Mateo County CA Joint Powers Auth. Lease Rev.	4.625%	7/15/25		2,000	1,771
	San Mateo County CA Joint Powers Auth. Lease Rev.	5.250%	7/15/28		2,000	1,899

	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/19		13,825	13,896
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/20		10,000	9,897
	Santa Rosa CA Waste Water Rev.	0.000%	9/1/27	(2)	11,125	3,484
	Univ. of California Rev.	5.000%	5/15/21		11,125	11,127
	Univ. of California Rev.	5.000%	5/15/22		10,000	9,918
1	Ventura County CA Community College Dist. GO	0.000%	8/1/23		6,155	2,552
1	Ventura County CA Community College Dist. GO	0.000%	8/1/24		8,050	3,115
1	Ventura County CA Community College Dist. GO	0.000%	8/1/25		8,000	2,891
1	Ventura County CA Community College Dist. GO	0.000%	8/1/26		8,500	2,866
1	Ventura County CA Community College Dist. GO	0.000%	8/1/27		11,000	3,463
	West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/25	(12)	5,500	5,242
	West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/27	(12)	5,000	4,709
						2,329,531
Colorado (1.5%)
	Colorado Dept. of Transp. Rev.	5.375%	6/15/12	(Prere.)	8,500	9,238
	Colorado Dept. of Transp. Rev.	5.500%	6/15/12	(1)	11,780	12,620
	Colorado Dept. of Transp. Rev.	5.500%	6/15/13	(1)	14,500	15,633
	Colorado Dept. of Transp. Rev.	5.000%	12/15/15	(3)	57,325	60,383
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	1.250%	11/3/08	LOC	9,025	9,025
	Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,185	5,474
	Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,500	5,807
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/09	(1)	2,965	3,000
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/10	(1)	1,740	1,755
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/11	(1)	3,415	3,431
	Colorado Springs CO Util. System Rev.	5.000%	11/15/09		5,000	5,160
	Colorado Springs CO Util. System Rev.	5.375%	11/15/12		12,620	13,328
	Colorado Springs CO Util. System Rev.	5.375%	11/15/14		12,745	13,336
	Denver CO City & County Airport Rev.	5.000%	11/15/23	(10)	10,000	9,232
	Denver CO City & County Airport Rev.	5.000%	11/15/24	(10)	10,000	9,142
	Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14		7,065	7,479
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(1)(Prere.)	8,100	6,955
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)	8,000	7,078
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)(ETM)	6,600	6,008
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17	(1)	24,490	14,750
	E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	7,850	7,619
	E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	6,355	6,168
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	15,100	7,653
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(1)	20,000	6,885
	E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(1)	10,000	9,338
	E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(1)	10,000	9,338
	E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(1)	5,000	4,669
	Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/16	(4)	10,135	10,604
	Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21	(3)	6,605	6,599
						287,707
Connecticut (2.0%)
	Connecticut GO	5.375%	12/15/10	(Prere.)	6,165	6,522
	Connecticut GO	5.375%	6/15/11	(Prere.)	5,000	5,287
	Connecticut GO	5.125%	11/15/11	(Prere.)	5,675	6,064
	Connecticut GO	5.125%	11/15/11	(Prere.)	25,375	26,816
	Connecticut GO	5.500%	11/15/11	(4)	21,215	22,773
	Connecticut GO	5.500%	12/15/11	(1)	9,000	9,675
	Connecticut GO	5.500%	12/15/12	(4)	5,020	5,452

Connecticut GO	5.000%	4/15/13		9,745	10,356
Connecticut GO	5.000%	11/1/13		10,000	10,671
Connecticut GO	5.125%	11/15/13		19,000	19,818
Connecticut GO	5.500%	12/15/13		4,705	5,132
Connecticut GO	5.000%	4/15/14		13,690	14,581
Connecticut GO	5.500%	12/15/14		7,700	8,432
Connecticut GO	5.000%	4/15/15		16,155	17,195
Connecticut GO	5.000%	11/1/15		5,000	5,334
Connecticut GO	5.000%	12/15/15		14,345	15,311
Connecticut GO	5.000%	4/15/16		13,725	14,569
Connecticut GO	5.000%	5/1/16		10,000	10,616
Connecticut GO	5.000%	4/15/17		17,095	18,026
Connecticut GO	5.000%	12/15/17		5,400	5,669
Connecticut GO	5.000%	12/15/18		11,000	11,410
Connecticut GO VRDO	4.500%	11/7/08		86,225	86,225
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/10		8,270	8,598
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/13	(4)	20,000	20,974
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/12	(4)	6,275	6,678
					372,184

Delaware (0.1%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14		1,625	1,733
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15		14,220	15,155
					16,888
District of Columbia (1.0%)
District of Columbia GO	5.500%	6/1/09	(4)(Prere.)	1,890	1,947
District of Columbia GO	5.500%	6/1/10	(2)	10,490	10,929
District of Columbia GO	5.500%	6/1/10	(4)	15,000	15,632
District of Columbia GO	5.750%	6/1/10	(1)	15,465	16,081
District of Columbia GO	6.000%	6/1/11	(1)	6,550	6,985
District of Columbia GO	5.500%	6/1/12	(4)	4,630	4,743
District of Columbia GO	0.000%	6/1/13	(1)	10,945	8,889
District of Columbia GO	0.000%	6/1/14	(1)	16,650	12,725
District of Columbia GO	5.000%	6/1/19	(4)	5,325	5,381
District of Columbia GO	5.000%	6/1/20	(4)	11,940	11,946
District of Columbia GO	5.000%	6/1/21	(4)	10,880	10,800
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/10	(1)(ETM)	2,555	2,714
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/12	(1)(ETM)	2,995	3,295
District of Columbia Rev. (American Univ.) VRDO	0.800%	11/3/08	LOC	24,000	24,000
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21	(2)	5,610	5,307
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22	(2)	5,800	5,433
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23	(2)	6,600	6,131
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24	(2)	6,190	5,695
District of Columbia Rev. (Georgetown Univ.) PUT	4.700%	4/1/18		23,500	21,789
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/23	(4)	15,115	15,613
					196,035
Florida (7.8%)
Brevard County FL School Board COP	5.000%	7/1/23	(12)	4,615	4,283
Brevard County FL School Board COP	5.000%	7/1/24	(12)	4,850	4,458
Brevard County FL School Board COP	5.000%	7/1/25	(12)	5,090	4,638
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/09		15,885	16,082
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09		2,000	2,025
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10		21,330	21,580
Broward County FL School Board COP	5.375%	7/1/18	(4)	6,000	6,041
Broward County FL School Board COP	5.250%	7/1/20	(1)	4,155	4,045
Broward County FL School Board COP	5.250%	7/1/24	(4)	12,480	12,015
Broward County FL School Board COP	5.250%	7/1/25	(4)	12,235	11,710
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/14	(1)	35,000	35,232
Florida Board of Educ. Capital Outlay	6.000%	6/1/10	(Prere.)	4,530	4,824
Florida Board of Educ. Capital Outlay	5.000%	6/1/13		8,395	8,876
Florida Board of Educ. Capital Outlay	5.000%	6/1/13		3,720	3,933
Florida Board of Educ. Capital Outlay	5.250%	6/1/13		5,045	5,385
Florida Board of Educ. Capital Outlay	5.250%	6/1/13		3,845	4,104
Florida Board of Educ. Capital Outlay	5.000%	6/1/14		3,910	4,135
Florida Board of Educ. Capital Outlay	5.000%	6/1/15		4,105	4,332
Florida Board of Educ. Public Educ.	5.250%	6/1/13	(4)	17,825	18,944
Florida Board of Educ. Public Educ.	5.375%	6/1/13		6,820	7,267
Florida Board of Educ. Public Educ.	5.000%	6/1/14		5,040	5,325
Florida Board of Educ. Public Educ.	5.375%	6/1/15		11,000	11,559
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10	(3)	5,800	5,869
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11	(3)	10,840	10,966
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12	(3)	11,410	11,543
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13	(3)	7,150	7,536
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13	(2)	18,200	19,214

Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(2)	10,875	11,389
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(3)	7,860	8,351
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	(1)	6,000	6,273
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(3)	3,700	3,881
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(2)	19,155	20,218
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	(1)	10,240	10,615
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,165	10,701
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15	(3)	5,000	5,175
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	6,215	6,408
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17	(3)	6,000	6,181
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20	(2)	12,845	12,567
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21	(2)	13,390	12,986
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23	(2)	11,235	10,717
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24		13,700	13,279
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24		11,385	11,035
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25		14,385	13,864
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25		13,215	12,736

	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/26		13,875	13,308
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/27		15,855	15,114
2	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.650%	11/7/08		16,805	16,805
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09	(4)	18,580	18,939
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09	(1)	14,330	14,607
	Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/10	(3)	3,615	3,775
	Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/13	(1)	7,645	8,090
	Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/13	(4)	11,920	12,710
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/19		5,855	5,715
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/23		8,595	8,026
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	(1)	10,000	9,509
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24		9,025	8,349
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	(1)	10,045	9,552
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24		10,025	9,274
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	(1)	6,700	6,254
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25		9,475	8,690
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25		10,525	9,653
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	(1)	10,045	9,310
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26		9,950	9,056
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26		11,055	10,062
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27		5,445	4,923
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27		11,605	10,493
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28		10,970	9,841
	Florida Dept. of Transp.	6.375%	7/1/11		10,635	11,502
	Florida Dept. of Transp.	5.250%	7/1/15		4,000	4,109
	Florida Division Board Financial Dept. of General Services Systems Rev.
	(Dept. of Environmental Protection)	6.000%	7/1/12	(2)	11,500	12,419
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		40,000	41,738
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12		17,865	18,793
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		38,000	39,683
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		14,000	14,602
	Florida Muni. Power Agency Rev.	5.000%	10/1/27		12,500	11,770
	Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13	(4)	3,905	4,142
	Florida Turnpike Auth. Rev.	5.250%	7/1/11	(3)	2,185	2,210
	Florida Turnpike Auth. Rev.	5.250%	7/1/11	(4)	5,000	5,279

	Florida Turnpike Auth. Rev.	5.000%	7/1/16	(4)	10,000	10,381
	Florida Turnpike Auth. Rev.	5.000%	7/1/19	(2)	4,425	4,454
	Florida Turnpike Auth. Rev.	5.000%	7/1/20	(2)	4,645	4,633
	Florida Turnpike Auth. Rev.	5.000%	7/1/25	(2)	5,885	5,672
	Fort Myers FL Rev.	5.000%	12/1/25	(1)	7,340	6,975
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	820	877
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	125	134
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	145	155
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	260	278
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	190	203
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20		1,000	880
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20		875	770
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21		1,000	859
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21		135	116
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22		1,000	848
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22		740	627
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23		500	418
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23		1,310	1,096
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/27		10,000	8,003
	Hillsborough County FL Assement Rev.	5.000%	3/1/22	(12)	6,260	5,865
	Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12	(2)	8,000	8,048
	Hillsborough County FL IDA (Univ. Community Hosp.)	5.500%	8/15/17		3,650	3,326
	Hillsborough County FL School Board COP	5.500%	7/1/14	(1)	4,370	4,597
	Hillsborough County FL Util. Rev.	5.500%	8/1/13	(2)	10,000	10,616
	Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/19	(1)	5,000	5,025
	Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/20	(1)	5,000	4,986
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	1.250%	11/3/08	LOC	24,000	24,000
	Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13	(3)	3,045	3,246
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/23		5,415	5,126
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/24		5,685	5,346
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/25		5,970	5,581
	Jacksonville FL Sales Taxes Rev.	4.750%	10/1/28		13,280	11,479
2	Jacksonville FL Transp. Rev. TOB VRDO	3.320%	11/7/08	(1)	6,330	6,330
	Lakeland FL Electric & Water Rev.	6.050%	10/1/12	(4)	10,000	10,855
	Miami-Dade County FL Aviation—Miami International Airport	5.000%	10/1/10	(3)	2,540	2,607
	Miami-Dade County FL Aviation—Miami International Airport	5.000%	10/1/23	(12)	2,500	2,340
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14	(2)(Prere.)	13,760	14,707

Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14	(2)(Prere.)	10,910	11,661
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/24	(2)	5,275	4,854
Miami-Dade County FL School Board COP	5.250%	8/1/09	(2)	11,320	11,457
Miami-Dade County FL School Board COP	5.000%	8/1/11	(2)	6,845	7,064
Miami-Dade County FL School Board COP	5.000%	8/1/12	(2)	8,525	8,803
Miami-Dade County FL School Board COP	5.000%	8/1/13	(2)	10,000	10,310
Miami-Dade County FL School Board COP	5.000%	5/1/16	(12)	9,335	9,655
Miami-Dade County FL School Board COP	5.000%	11/1/21	(2)	3,280	3,090
Miami-Dade County FL School Board COP	5.000%	11/1/22	(2)	3,155	2,950
Miami-Dade County FL School Board COP	5.250%	5/1/23	(12)	25,200	24,848
Miami-Dade County FL School Board COP	5.000%	11/1/23	(2)	2,500	2,318
Miami-Dade County FL School Board COP	5.250%	5/1/24	(12)	29,650	29,035
Miami-Dade County FL School Board COP	5.250%	5/1/25	(12)	14,225	13,842
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	5,025	4,574
Miami-Dade County FL School Board COP	5.250%	5/1/26	(12)	15,980	15,448
Miami-Dade County FL School Board COP	5.250%	5/1/27	(12)	15,760	15,165
Miami-Dade County FL School Board COP	5.250%	5/1/28	(12)	15,530	14,872
Miami-Dade County FL Water & Sewer Rev.	5.250%	10/1/21		20,000	19,741
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26	(1)	8,000	7,226
North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.500%	10/1/28		5,000	4,158
Orange County FL IDA Ind. Dev. Rev. (Catholic Charities) VRDO	1.200%	11/3/08	LOC	7,100	7,100
Orange County FL School Board COP	5.000%	8/1/23	(3)	9,000	8,317
Orange County FL School Board COP	5.000%	8/1/24	(3)	4,000	3,661
Orange County FL School Board COP	4.500%	8/1/26		10,000	8,660
Orange County FL School Board COP	4.500%	8/1/27		10,000	8,597
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20	(1)	25,345	24,172
Orange County FL Tourist Dev. Rev.	5.000%	10/1/21	(1)	16,605	15,653
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27	(2)	12,630	11,331
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14	(2)	4,000	4,133
Orlando & Orange County FL Expressway Auth. VRDO	5.000%	11/7/08	(4)	29,970	29,970
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	(ETM)	10,000	10,888
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	(ETM)	5,000	5,453
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	1.200%	11/3/08	LOC	4,900	4,900
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	7,500	7,063
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		5,000	4,857
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24		7,805	7,531
South Florida Water Management Dist.	5.000%	10/1/13	(2)	5,000	5,244
South Florida Water Management Dist.	5.000%	10/1/14	(2)	9,460	9,911
South Florida Water Management Dist.	5.000%	10/1/15	(2)	5,800	6,055
South Florida Water Management Dist.	5.000%	10/1/16	(2)	3,000	3,113
South Florida Water Management Dist.	5.000%	10/1/24	(2)	4,000	3,839
South Florida Water Management Dist.	5.000%	10/1/25	(2)	8,000	7,622
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/20		10,000	8,982
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11	(1)	3,000	2,995
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24	(2)	15,350	14,111
Univ. of North Florida Foundation Incorporated Rev. VRDO	1.300%	11/3/08	LOC	5,700	5,700
					1,462,987
Georgia (3.2%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(3)	11,930	12,202
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16	(3)	5,000	5,104
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10	(4)	10,000	10,513

	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11	(4)	10,000	10,624
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	10,000	10,252
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26	(4)	15,460	15,827
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	6,635	6,774
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		37,375	37,369
	Fulton County GA COP	5.750%	11/1/11	(2)	6,000	6,323
	Fulton County GA COP	6.000%	11/1/12	(2)	5,985	6,325
	Fulton County GA COP	6.000%	11/1/13	(2)	6,325	6,684
	Fulton County GA COP	6.000%	11/1/14	(2)	4,675	4,941
	Fulton County GA School Dist. GO	6.375%	5/1/10		8,095	8,367
	Georgia GO	7.450%	1/1/10		4,000	4,231
	Georgia GO	6.750%	9/1/10		8,000	8,598
	Georgia GO	5.700%	7/1/11		4,470	4,798
	Georgia GO	5.750%	9/1/11		2,500	2,693
	Georgia GO	5.000%	11/1/11	(Prere.)	15,570	16,546
	Georgia GO	5.000%	4/1/12		8,520	9,046
	Georgia GO	5.000%	10/1/13		20,595	22,080
	Georgia GO	5.500%	7/1/14		10,750	11,794
3	Georgia GO	5.000%	10/1/14		18,250	19,610
	Georgia GO	5.500%	7/1/15		10,000	10,998

	Georgia GO	5.000%	10/1/15		21,910	23,530
	Georgia GO	5.000%	4/1/16		15,590	16,669
	Georgia GO	5.000%	7/1/16		10,000	10,702
	Georgia GO	5.000%	7/1/16		8,000	8,497
	Georgia GO	5.000%	10/1/16		24,515	26,250
	Georgia GO	5.000%	9/1/19		7,580	7,811
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15		31,260	33,121
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16		41,105	43,343
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17		36,000	37,699
	Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/14		9,385	9,915
	Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/15		8,775	9,214
	Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/16		9,000	9,455
	Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14		32,895	34,892
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20		23,970	19,042
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		12,500	9,129
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		37,000	28,715
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/27	(4)	22,445	21,651
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/16		6,580	6,725
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/16		3,480	3,557
						611,616
Hawaii (1.4%)
	Hawaii GO	5.625%	9/1/09	(4)(Prere.)	3,510	3,659
	Hawaii GO	6.000%	12/1/09	(3)	3,550	3,704
	Hawaii GO	5.750%	10/1/10	(1)(Prere.)	115	122
	Hawaii GO	5.875%	10/1/10	(1)(Prere.)	2,000	2,128
	Hawaii GO	6.000%	11/1/10	(4)	10,000	10,646
	Hawaii GO	5.750%	10/1/11	(1)	2,095	2,200
	Hawaii GO	5.375%	8/1/12	(3)	13,900	14,596
	Hawaii GO	5.375%	8/1/12	(3)	14,490	15,216
	Hawaii GO	5.625%	9/1/12	(4)	1,490	1,539
	Hawaii GO	5.750%	10/1/12	(1)	2,130	2,226
	Hawaii GO	5.375%	8/1/13	(3)	16,595	17,327
	Hawaii GO	5.375%	8/1/13	(3)	14,700	15,348
	Hawaii GO	5.375%	8/1/14	(3)	17,985	18,744
	Hawaii GO	5.375%	8/1/14	(3)	11,650	12,142
	Hawaii GO	5.750%	2/1/15	(4)	5,000	5,515
	Hawaii GO	5.000%	7/1/17	(2)	45,235	46,770
	Hawaii GO	5.000%	10/1/22	(1)	7,000	6,944
	Hawaii GO	5.000%	10/1/23	(1)	5,000	4,933
	Hawaii GO	5.000%	10/1/24	(1)	3,000	2,942
	Honolulu HI City & County GO	8.000%	10/1/09	(ETM)	3,620	3,826
1	Honolulu HI City & County GO	5.250%	7/1/14	(4)	10,000	10,682
1	Honolulu HI City & County GO	5.250%	7/1/15	(4)	7,500	8,018
1	Honolulu HI City & County GO	5.250%	7/1/16	(4)	7,500	7,971
1	Honolulu HI City & County GO	5.250%	7/1/17	(4)	7,625	8,066
1	Honolulu HI City & County GO	5.250%	7/1/18	(4)	9,110	9,546
	Honolulu HI City & County GO	5.000%	7/1/21	(4)	4,000	4,001
	Honolulu HI City & County GO	5.000%	7/1/23	(1)	10,000	9,866
	Honolulu HI City & County GO	5.000%	7/1/23	(4)	3,625	3,577
	Honolulu HI City & County GO	5.000%	7/1/24	(4)	5,070	4,967
						257,221
Idaho (0.1%)

1	Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.125%	12/1/28		12,500	12,308

Illinois (3.7%)
	Berwyn IL GO	5.000%	12/1/25	(4)	5,000	4,773
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(3)	26,000	22,978
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13	(3)	32,670	27,508
	Chicago IL Board of Educ. GO	5.000%	12/1/16	(4)	1,985	2,081
	Chicago IL Board of Educ. GO	5.000%	12/1/18	(4)	2,500	2,565
	Chicago IL Board of Educ. GO	5.000%	12/1/19	(4)	6,130	6,221
	Chicago IL Board of Educ. GO	5.000%	12/1/24	(4)	10,000	9,752
	Chicago IL Board of Educ. GO	5.250%	12/1/24	(4)	33,765	33,816
	Chicago IL Board of Educ. GO	5.000%	12/1/26	(4)	12,640	11,963
	Chicago IL GO	5.000%	1/1/21	(4)	18,155	18,197
	Chicago IL GO	5.000%	1/1/26	(4)	10,000	9,697
	Chicago IL GO	5.000%	1/1/27	(1)	10,000	9,451
	Chicago IL GO	5.000%	1/1/28	(1)	10,000	9,434
	Chicago IL GO VRDO	1.200%	11/3/08		7,925	7,925
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	5,540	5,962
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	13,425	14,446

	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	7,150	7,694
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	15,715	16,911
	Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09		3,000	3,133
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(1)	10,000	10,345
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/18	(4)	2,850	2,846
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/19	(4)	6,640	6,556
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/21	(4)	15,960	15,422
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/22	(4)	18,595	17,747
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/23	(4)	15,475	14,646
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/24	(4)	20,000	18,763
	Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/24	(12)	5,000	4,979
	Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/25	(12)	11,000	10,915
	Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/26	(12)	8,260	8,176
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,200	3,443
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	4,035	4,342
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	2,000	2,152
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,595	3,869
	Chicago IL Water Rev.	0.000%	11/1/14	(2)	7,460	5,638
	Chicago IL Water Rev.	0.000%	11/1/15	(2)	7,555	5,387
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	1.200%	11/3/08		87,105	87,105
	Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.500%	8/15/28		25,260	21,665
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.250%	7/1/28		8,500	7,527
	Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.000%	11/1/23	(1)	5,000	4,254
	Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.750%	11/1/28	(1)	3,000	2,685
	Illinois GO	5.000%	10/1/10		9,000	9,393
	Illinois GO	5.375%	7/1/12	(1)(Prere.)	5,500	5,932
	Illinois GO	5.250%	10/1/12		14,000	14,945
	Illinois GO	5.500%	8/1/13	(1)	14,005	15,137
	Illinois GO	5.375%	7/1/14	(1)	5,000	5,223
	Illinois GO	5.250%	10/1/14		40,000	42,467
	Illinois GO	5.500%	8/1/17	(1)	7,500	7,817
	Illinois GO	5.500%	8/1/18	(1)	6,000	6,121
2	Illinois GO TOB VRDO	1.930%	11/7/08	(4)	3,995	3,995
	Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	3,225	3,356
	Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	1,030	1,072
	Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,250	4,507
	Illinois Sales Tax Rev.	6.125%	6/15/14		6,850	7,158
	Illinois Sales Tax Rev.	5.000%	6/15/28	(1)	6,000	5,684
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10	(2)	16,775	17,458
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16	(1)	8,330	5,650
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19	(3)	39,340	22,362
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/21	(1)	6,000	2,899
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23	(1)	32,515	13,878
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24	(1)	15,895	6,363
	Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16	(1)	15,270	10,810
	Univ. of Illinois Univ. Rev. Auxiliary Fac.	5.500%	4/1/24	(2)	5,870	6,011
						701,207

Indiana (0.6%)
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/20		4,370	4,022
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/23		3,570	3,181
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/24		10,855	9,879
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/25		13,895	12,561
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/26		14,425	12,980
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/27		8,615	7,718
Indiana Finance Auth. Highway Rev.	4.500%	12/1/25	(3)	10,000	8,515
Indiana Finance Auth. Highway Rev.	4.500%	6/1/29	(3)	11,000	8,996
Indiana Finance Auth. Rev. VRDO	5.000%	11/7/08		7,000	7,000
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25		11,000	8,727
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26		15,000	11,802
Indiana Muni. Power Agency Rev.	5.875%	1/1/10	(1)	4,500	4,640
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12	(3)	5,000	5,275
					105,296
Kansas (0.3%)
Cowley County KS USD GO	4.750%	9/1/26	(4)	3,680	3,369
Cowley County KS USD GO	4.750%	9/1/27	(4)	3,500	3,175
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/12		7,400	7,858
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/23		6,000	6,032
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/24		5,000	5,004
Sedgwick County KS USD	5.000%	9/1/23	(12)	2,775	2,738
Sedgwick County KS USD	5.000%	9/1/24	(12)	2,535	2,483
Sedgwick County KS USD	5.000%	9/1/25	(12)	3,000	2,923

Sedgwick County KS USD	5.000%	9/1/26	(12)	2,500	2,422
Sedgwick County KS USD	5.000%	9/1/27	(12)	2,500	2,405
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16		1,250	1,196
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17		1,000	944
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18		1,000	928
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19		1,500	1,366
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20		1,500	1,339
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21		1,500	1,310
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24		6,505	5,463
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26		7,000	5,772
					56,727
Kentucky (1.1%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	6,135	6,518
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	3,500	3,718
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	9,725	10,352
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	11,815	12,576
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11	(1)(Prere.)	5,000	5,354
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12	(4)	10,000	10,743
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13	(4)	27,540	28,541
Kentucky Property & Building Comm. Rev.	5.250%	10/1/13	(4)	14,965	16,047
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15	(4)	15,480	16,042
Kentucky Property & Building Comm. Rev.	5.000%	11/1/23	(4)	5,120	5,056
Kentucky Property & Building Comm. Rev.	5.000%	11/1/24	(4)	5,000	4,903
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26	(4)	8,500	8,245
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/23		9,890	9,768
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/24		7,065	6,929
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/25		7,000	6,830
Louisville & Jefferson County KY Metro. Health Fac Rev.	5.750%	2/1/27		10,000	8,361
Louisville & Jefferson County KY Metro. Sewer Dist. VRDO	2.500%	11/7/08	(4)	47,285	47,285
					207,268
Louisiana (1.9%)
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20	(3)	6,200	6,153
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/30	(3)	24,250	22,106
Louisiana GO	5.000%	5/1/11	(4)	16,830	17,645
Louisiana GO	5.000%	5/1/12	(4)	18,955	19,989
Louisiana GO	5.250%	5/1/12	(3)	10,000	10,517
Louisiana GO	5.500%	5/15/12	(3)	12,660	13,198
Louisiana GO	5.500%	5/15/13	(3)	5,345	5,542
Louisiana GO	5.000%	8/1/14	(1)	45,750	47,985
Louisiana GO	5.000%	5/1/18	(4)	25,710	26,307
Louisiana GO	5.000%	5/1/21	(4)	9,765	9,775
Louisiana GO	5.000%	5/1/23	(4)	32,565	32,136
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15		4,055	3,888
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17		3,000	2,781
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27		31,665	26,044
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		26,360	20,000
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		46,295	35,349
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/18	(2)	14,470	13,954
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/21	(2)	20,000	18,896
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/22	(2)	14,160	13,256
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/23	(2)	10,000	9,284
					354,805

Maryland (1.0%)
Maryland Dept. of Transp.	5.000%	3/1/15		7,600	8,129
Maryland Dept. of Transp.	5.000%	3/1/16		5,900	6,291
Maryland GO	5.000%	8/1/12		10,000	10,658
Maryland GO	5.000%	8/1/12		10,000	10,659
Maryland GO	5.000%	2/15/13		59,765	63,740
Maryland GO	5.000%	8/1/13		10,685	11,444
Maryland GO	5.500%	3/1/16		8,035	8,826
Maryland GO	5.000%	8/1/17		15,760	16,382
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.500%	7/1/24	(2)	10,000	9,099
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.250%	7/1/28	(2)	10,000	8,534
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/15		3,500	3,568
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14	(Prere.)	3,915	4,152
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14	(Prere.)	2,980	3,161
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/10	(Prere.)	3,780	4,080
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/16		3,895	3,762
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/17		3,000	2,854
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/18		2,500	2,341
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/19		1,700	1,599

Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.500%	7/1/20		1,500	1,283
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/21		2,000	1,897
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.750%	7/1/23		1,000	876
Maryland Transp. Auth. Rev.	5.000%	3/1/16		2,500	2,657
Maryland Transp. Auth. Rev.	5.000%	3/1/17		5,000	5,286
					191,278
Massachusetts (5.9%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13		4,950	5,235
Chelsea MA GO	5.500%	6/15/09	(2)	3,000	3,071
Chelsea MA GO	5.500%	6/15/11	(2)	5,740	5,810
Chelsea MA GO	5.500%	6/15/12	(2)	5,000	5,061
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21		6,840	7,303
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22		13,000	13,212
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23		10,000	10,124
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24		10,525	11,162
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	(1)	5,000	5,286
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13	(1)	16,670	17,563
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14	(1)	7,340	7,691
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15	(1)	8,310	8,667
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16	(1)	3,500	3,645
Massachusetts Dev. Finance Agency Rev. (Draper Laboratory)	5.750%	9/1/25		6,865	6,670
Massachusetts GAN	5.125%	6/15/10		10,755	10,893
Massachusetts GAN	5.250%	6/15/10		23,675	23,981
Massachusetts GAN	5.125%	12/15/10		5,000	5,064
Massachusetts GAN	5.250%	12/15/10		26,275	26,625
Massachusetts GAN	5.125%	6/15/11		8,555	8,663
Massachusetts GAN	5.250%	6/15/11		15,000	15,200
Massachusetts GAN	5.250%	12/15/11		14,820	15,017
Massachusetts GAN	5.750%	12/15/11		20,000	21,022
Massachusetts GAN	5.750%	6/15/12		11,280	11,807
Massachusetts GAN	5.125%	12/15/12		5,000	5,063
Massachusetts GAN	5.125%	6/15/13		5,000	5,063
Massachusetts GAN	5.750%	6/15/13		10,000	10,467
Massachusetts GO	6.000%	2/1/10	(Prere.)	5,450	5,720
Massachusetts GO	5.500%	11/1/13	(3)	8,605	9,325
Massachusetts GO	5.500%	11/1/16	(ETM)	25,000	27,883
Massachusetts GO	5.500%	11/1/16	(1)(ETM)	75,000	83,648
Massachusetts GO	5.500%	11/1/16	(2)	50,000	55,765
Massachusetts GO	5.500%	11/1/17	(1)	20,000	21,667
Massachusetts GO	5.500%	11/1/17	(4)	7,000	7,583
Massachusetts GO	5.500%	10/1/18		10,000	10,747
Massachusetts GO	5.250%	8/1/21		10,000	10,442
Massachusetts GO	5.250%	8/1/22		20,000	20,823
Massachusetts GO	5.250%	8/1/23		20,000	20,770
Massachusetts GO	5.250%	9/1/23	(4)	39,680	41,214
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/09	(1)	4,215	4,241
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/10	(1)	4,440	4,475
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/11	(1)	4,670	4,676
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/12	(1)	1,850	1,826

Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28		18,000	13,014
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/23		3,500	2,857
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/24		5,500	4,411
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/25		3,500	2,759
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12		10,000	10,046
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/20		1,810	1,584
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/28		2,640	2,145
Massachusetts Health & Educ. Fac. Auth. Rev. (Museum Fine) VRDO	0.700%	11/3/08		10,000	10,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/23		3,435	3,169
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/25		1,460	1,332
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/26		2,000	1,817
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/28		1,155	1,035
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12	(1)	22,865	23,814
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13	(1)	20,000	20,670
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/21	(4)	41,095	41,421
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/23	(4)	6,800	6,815
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	8,685	9,018
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19	(3)	5,000	4,961
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26	(3)	32,360	32,536
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28	(3)	11,075	11,048
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09		435	441
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,580	1,647

	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	970	1,011
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,510	1,574
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,165	1,215
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	(ETM)	6,475	6,896
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11		830	840
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11		3,180	3,295
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12		295	299
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12		4,945	5,125
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13		3,835	3,974
	Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14		140	142
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		7,500	7,898
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		27,360	28,811
	Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21		6,955	7,293
	Massachusetts Water Pollution Abatement Trust	5.000%	8/1/21		13,955	14,309
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		6,500	6,819
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		11,805	12,385
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/25		5,355	5,561
	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10	(ETM)	30,220	32,328
	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	37,515	42,598
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	11,135	11,185
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22	(2)	27,710	27,648
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23	(2)	29,865	29,647
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24	(2)	19,920	19,641
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/25	(2)	6,380	6,259
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/26	(2)	6,710	6,548
	Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19	(2)	25,625	25,745
						1,115,756
Michigan (1.9%)
	Detroit MI GO	5.000%	4/1/14	(12)	9,780	10,062
3	Detroit MI GO	5.000%	4/1/15	(12)	7,970	8,145
	Detroit MI GO	5.000%	4/1/16	(12)	3,440	3,489
	Detroit MI GO	5.000%	4/1/17	(12)	3,580	3,592
	Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	15,665	16,835
	Detroit MI Sewer System Rev.	5.125%	7/1/15	(1)(Prere.)	12,375	13,453
	Detroit MI Sewer System Rev.	0.000%	7/1/16	(3)	7,500	4,979
	Detroit MI Water Supply System	5.000%	7/1/19	(1)	5,000	4,857
	Detroit MI Water Supply System	5.000%	7/1/20	(1)	7,665	7,325
	Detroit MI Water Supply System	5.000%	7/1/20	(4)	8,535	8,375
	Detroit MI Water Supply System	5.000%	7/1/22	(1)	4,000	3,744
	Detroit MI Water Supply System	5.000%	7/1/23	(1)	4,000	3,713
	Detroit MI Water Supply System	5.000%	7/1/24	(4)	27,425	25,995
	Detroit MI Water Supply System	5.000%	7/1/25	(4)	9,955	9,384
	Green Lake Township MI Econ. Dev. Corp. Rev. (Interlochen Center Project) VRDO	1.250%	11/3/08	LOC	2,000	2,000
	Kent Hosp. MI Finance Auth. Rev. (Metro. Hosp.) PUT	5.500%	1/15/15		11,500	11,503
	Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14		10,000	9,970
	Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	8,440	9,047
	Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	6,010	6,442
	Michigan Building Auth. Rev.	5.500%	10/15/12		6,695	7,011
	Michigan Building Auth. Rev.	5.250%	10/15/13		2,500	2,547
	Michigan Building Auth. Rev.	5.250%	10/15/13	(4)	12,000	12,627
	Michigan Building Auth. Rev.	5.500%	10/15/13		6,000	6,241
	Michigan Building Auth. Rev.	5.250%	10/15/14	(4)	15,000	15,648
	Michigan Building Auth. Rev.	5.500%	10/15/14		10,000	10,402
	Michigan Building Auth. Rev.	5.250%	10/15/15	(4)	22,445	23,473
	Michigan Building Auth. Rev.	5.500%	10/15/15		5,000	5,201
	Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	9,000	9,340
	Michigan GO	5.500%	11/1/09	(Prere.)	5,120	5,311
	Michigan GO	5.500%	11/1/09	(Prere.)	5,395	5,597
	Michigan GO	5.500%	12/1/13		6,125	6,617

Michigan GO	5.000%	5/1/17		33,880	35,138
Michigan GO	5.000%	5/1/18		13,485	13,834
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/12		9,595	9,810
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/11	(ETM)	10,840	10,971
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/13	(ETM)	4,000	4,049
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/26	(1)	13,115	11,642
					358,369
Minnesota (1.9%)
Minneapolis & St. Paul MN Metro. Airport	5.000%	1/1/24	(2)	4,970	4,682
Minnesota GO	5.000%	10/1/11		26,795	28,349
Minnesota GO	5.000%	11/1/11		24,545	26,001
Minnesota GO	5.000%	6/1/12		21,700	23,060

Minnesota GO	5.000%	11/1/12		21,920	23,387
Minnesota GO	5.000%	11/1/12		19,775	21,099
Minnesota GO	5.000%	8/1/13		5,780	6,180
Minnesota GO	5.000%	10/1/13		35,445	37,950
Minnesota GO	5.000%	11/1/13		28,270	30,288
Minnesota GO	5.000%	11/1/13		19,500	20,892
Minnesota GO	5.000%	11/1/14		19,775	21,227
Minnesota GO	5.000%	11/1/15		19,775	21,209
Minnesota GO	5.000%	6/1/16		3,000	3,204
Minnesota GO	5.000%	11/1/16		19,735	21,093
Minnesota GO	5.000%	10/1/17		8,225	8,554
Northern Minnesota Muni. Power Agency Electric System Rev.	5.250%	1/1/12	(4)	6,000	6,140
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/15		5,675	5,609
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/16		11,775	11,466
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/23		25,000	22,213
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.625%	7/1/26		6,000	5,275
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/24		5,000	4,951
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/25		6,755	6,649
					359,478
Mississippi (0.3%)
Mississippi GO	5.750%	12/1/11		6,000	6,451
Mississippi GO	5.500%	9/1/12	(4)	5,000	5,388
Mississippi GO	5.500%	12/1/16		8,435	9,112
Mississippi GO	5.500%	12/1/17		4,000	4,303
Mississippi GO	5.000%	12/1/20		10,000	10,154
Mississippi GO	5.000%	12/1/21		16,890	17,039
Mississippi GO	5.250%	11/1/22		8,245	8,537
					60,984
Missouri (0.7%)
Cape Girardeau County MO IDA Health Care Facs. Rev.	5.625%	6/1/12	(Prere.)	5,655	6,090
Kansas City MO Airport Rev.	5.000%	9/1/13		11,550	11,940
Kansas City MO Airport Rev.	5.000%	9/1/14		10,000	10,302
Kansas City MO GO	4.750%	2/1/25		6,470	6,132
Missouri Board Public Building Special Obligation Rev.	5.000%	10/15/27		13,275	12,941
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12		4,190	4,522
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13		5,250	5,710
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal–Presbyterian Hosp.)	5.500%	12/1/12	(4)	3,365	3,530
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal–Presbyterian Hosp.)	5.500%	12/1/13	(4)	3,580	3,737
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal–Presbyterian Hosp.)	5.500%	12/1/14	(4)	3,260	3,388
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,000	3,190
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,430	3,647
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	2,000	2,127
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12	(Prere.)	11,410	12,195
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/24	(2)	12,225	11,258
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/26	(2)	15,730	14,245
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(1)(Prere.)	11,560	12,390
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(1)(Prere.)	10,260	10,997
					138,341

Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/09	(1)	3,330	3,369
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/10	(1)	2,445	2,465
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/11	(1)	4,980	5,004
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/12	(1)	2,725	2,732
					13,570
Nebraska (0.2%)
Nebraska Public Power Dist. Rev.	5.000%	1/1/24		8,000	7,560
Nebraska Public Power Dist. Rev.	5.000%	1/1/25		14,245	13,357
Nebraska Public Power Dist. Rev.	5.000%	1/1/26		14,960	13,930
Nebraska Public Power Dist. Rev.	5.000%	1/1/27		5,705	5,281
Nebraska Public Power Dist. Rev.	5.000%	1/1/28		6,000	5,513
					45,641
Nevada (1.4%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10	(1)	8,470	8,568
Clark County NV GO	7.500%	6/1/09	(2)	1,115	1,151
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/15		6,525	6,666
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/16		5,575	5,649
Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	28,385	30,596
Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	29,765	32,083
Clark County NV School Dist. GO	5.000%	6/15/15		22,120	23,334
Clark County NV School Dist. GO	5.000%	6/15/18		8,000	8,226

	Clark County NV School Dist. GO	5.000%	6/15/19		13,750	13,984
	Clark County NV School Dist. GO	5.000%	6/15/20		14,335	14,435
	Clark County NV School Dist. GO	5.000%	6/15/21		14,980	14,988
	Clark County NV School Dist. GO	5.000%	6/15/22		14,655	14,541
	Clark County NV School Dist. GO	5.000%	6/15/23		16,360	16,142
	Clark County NV School Dist. GO	5.000%	6/15/24	(4)	17,240	16,891
1	Clark County NV Water Reclamation Dist. GO	5.375%	7/1/27		2,985	2,940
	Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		5,000	4,479
	Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	5,000	5,193
	Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	4,500	4,674
	Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11	(2)	10,000	10,275
	Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20	(3)	5,660	5,659
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26	(3)	4,875	4,812
	Nevada GO	6.000%	5/15/10		6,680	7,017
	Reno NV Hosp. Rev. (Washoe Med. Center)	5.500%	6/1/28	(2)	1,750	1,524
	Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12	(4)	5,335	5,617
	Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13	(4)	4,790	5,025
						264,469
New Jersey (6.1%)
	Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10	(4)(Prere.)	1,470	1,552
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23	(1)	12,065	12,437
	Essex County NJ Improvement Auth. Rev.	5.000%	12/15/23	(2)	14,000	13,723
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23	(2)	3,635	3,703
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24	(1)	12,725	13,079
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24	(2)	3,820	3,874
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25	(1)	11,630	11,940
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26	(1)	10,000	10,264
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/27	(1)	5,895	6,013
	Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09		4,000	4,013
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09	(4)(Prere.)	2,625	2,691
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09	(4)(Prere.)	2,790	2,860
	New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23	(2)	3,900	3,716
	New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24	(2)	3,500	3,307
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18		25,000	21,578
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19		14,000	11,953
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		12,000	9,513
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13		12,315	12,867
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		10,900	11,371
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23	(1)	81,630	83,964
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24	(2)	60,000	61,529
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25	(4)	18,130	18,672
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	40,955	42,446
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/13		7,215	7,531
	New Jersey GO	5.500%	8/1/11		3,500	3,724
	New Jersey GO	5.250%	7/1/14	(4)	25,000	26,910
	New Jersey GO	5.250%	7/1/15	(4)	50,000	53,804
	New Jersey GO	5.250%	7/15/15	(2)	9,000	9,654
	New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23		12,860	12,403
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/16		8,420	8,149
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/17		8,875	8,460
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	170	173
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	155	157

New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	965	980
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/10	(1)	7,880	7,918
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/11	(1)	8,230	8,291
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/12	(1)	1,845	1,830
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/14	(1)	1,885	1,825
New Jersey Sports & Exposition Auth. Rev.	4.500%	9/1/24		2,155	1,898
New Jersey Transp. Corp. COP	5.500%	9/15/10	(2)	12,500	12,978
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)	15,000	15,303
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	25,000	26,497
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	28,470	30,175
New Jersey Transp. Corp. COP	5.250%	9/15/15	(2)	10,000	10,339
New Jersey Transp. Corp. COP	5.500%	9/15/15	(4)	5,000	5,242
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)(ETM)	7,510	8,216
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)	12,490	13,477
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)(ETM)	7,510	8,510
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)	12,490	13,887
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14	(3)(Prere.)	16,400	17,828
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17		15,000	15,333
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		20,000	20,322

	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(3)	83,500	85,357
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(12)(1)	25,000	25,804
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(3)	25,000	25,807
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	15,000	5,519
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	35,065	12,026
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	2,775	2,883
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	3,440	3,574
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)(ETM)	7,475	7,777
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)	27,745	28,745
	New Jersey Turnpike Auth. Rev.	5.500%	1/1/25	(2)	14,000	14,346
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/26	(4)	10,000	10,011
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/27	(4)	12,035	11,964
	New Jersey Turnpike Auth. Rev. VRDO	7.750%	11/7/08	LOC	30,000	30,000
	Rutgers State Univ. New Jersey	6.400%	5/1/13		4,015	4,283
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		6,385	5,977
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	40,000	42,036
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13		14,945	14,124
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		11,425	10,353
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16		14,585	12,929
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17		15,925	13,848
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18		16,475	14,026
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19		30,595	25,427
	Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23	(2)	7,330	7,362
	Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27	(2)	10,100	9,189
						1,142,246
New Mexico (0.7%)
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	30,000	29,665
	New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13	(2)	12,895	13,603
	New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20	(1)	30,525	31,058
	New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21	(1)	28,000	28,297
	New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10	(Prere.)	16,310	17,197
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	12,780	13,526
						133,346
New York (6.8%)
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23	(4)	7,000	7,180
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24	(4)	3,750	3,835
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25	(4)	3,000	3,059
	Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09	(2)	8,000	8,240
	Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12		40,505	42,583
	Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18	(1)	27,900	27,416
	Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20	(1)	10,000	9,533
	Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(3)	10,000	9,389
	Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(1)	33,115	31,209
1	Long Island NY Power Auth. Electric System Rev.	5.750%	4/1/25		20,000	19,831
	Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	(4)	10,000	9,773
	Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12	(1)(Prere.)	8,100	8,608
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	21,500	23,787
	Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11	(ETM)	21,200	19,494
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09	(2)(ETM)	2,755	2,845

Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/12	(4)(Prere.)	25,835	27,420
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15	(2)	45,130	46,493
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16	(2)	38,075	38,986
New York City NY GO	5.250%	8/1/10		27,000	28,022
New York City NY GO	5.000%	8/1/11		8,000	8,304
New York City NY GO	5.250%	8/1/11		30,000	31,311
New York City NY GO	5.250%	8/1/13		18,015	18,896
New York City NY GO	5.750%	8/1/13	(2)	8,500	9,125
New York City NY GO	5.750%	8/1/15	(2)	38,000	40,540
New York City NY GO	5.000%	8/1/19		12,630	12,455
New York City NY GO	5.000%	8/1/20		10,000	9,733
New York City NY GO	5.000%	8/1/21		10,000	9,688
New York City NY GO	5.250%	9/1/21		20,000	19,814
New York City NY GO	5.000%	8/1/22		10,000	9,621
New York City NY GO	5.250%	8/15/22		25,250	24,917
New York City NY GO	5.250%	8/15/23		21,820	21,466
New York City NY GO	5.250%	8/15/24		26,445	25,860
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/19		7,500	7,742
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26	(1)	10,000	9,837
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10	(Prere.)	3,500	3,678
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10	(Prere.)	4,365	4,601
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13		14,000	14,683

New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14		5,000	5,220
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18	(2)	5,000	5,118
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/25	(3)	10,170	9,670
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/26	(3)	7,620	7,207
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/09	(Prere.)	70	72
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/09	(Prere.)	315	323
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/21		51,100	51,318
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11	(1)(Prere.)	4,090	4,386
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	11,500	12,022
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	14,645	15,421
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11		4,160	4,417
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.050%	11/3/08		9,550	9,550
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/11	(1)	725	734
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/23	(3)	6,415	6,161
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/24	(3)	6,740	6,421
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/13		2,135	2,276
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14		3,250	3,465
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/20		33,000	33,477
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/21		34,650	34,896
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		5,000	4,979
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		36,950	36,798
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/25		16,820	16,542
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25	(2)	8,740	9,065
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26		13,000	12,733
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11	(2)	4,040	4,105
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13	(1)	10,000	10,489
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/10	(2)	3,920	4,020
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/11	(2)	3,610	3,699
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/15		7,650	8,008
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16		6,000	6,281
New York State Local Govt. Assistance Corp. VRDO	2.700%	11/7/08	(4)	5,100	5,100
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	2,600	2,810
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	20,710	22,380
New York State Thruway Auth. Rev.	5.000%	1/1/20	(1)	9,440	9,467
New York State Thruway Auth. Rev.	5.000%	1/1/22	(3)	10,000	9,829
New York State Thruway Auth. Rev.	5.000%	1/1/23	(2)	20,000	19,601
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/10	(4)(ETM)	6,725	7,107
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/12	(1)	20,000	21,304

New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14		12,055	12,678
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23		15,100	14,736
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/12	(1)(Prere.)	3,000	3,234
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22	(1)	23,030	24,322
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28		19,030	16,882
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12	(ETM)	9,330	10,045
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		10,000	10,335
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		50,000	50,519
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12	(ETM)	15,530	16,226
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12	(ETM)	12,000	12,679
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/14		20,000	20,721
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/15		20,000	20,516
					1,289,338
North Carolina (2.6%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	4.625%	1/15/26		11,460	9,730
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/09	(Prere.)	10,000	10,407
Guilford County NC GO VRDO	3.250%	11/7/08		40,010	40,010
North Carolina Capital Fac. Finance Agency Rev. (Lenior-Rhyne College) VRDO	2.330%	11/7/08	LOC	16,785	16,785
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11		25,000	25,543
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12		14,875	15,166
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		25,000	25,413
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		15,000	15,207
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15		4,000	3,976
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16		4,000	3,839
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16		3,000	2,959
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17		4,700	4,547
North Carolina GO	5.000%	3/1/12		7,400	7,857
North Carolina GO	5.000%	5/1/14		20,280	21,513
North Carolina GO	5.000%	3/1/15		12,875	13,809
North Carolina GO	5.000%	3/1/16		23,510	25,175
North Carolina GO	5.000%	9/1/16		10,000	10,726
North Carolina GO	5.000%	3/1/17		10,000	10,651
North Carolina GO	5.000%	3/1/18		25,000	26,303

	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/18	(4)	9,675	9,941
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/19	(4)	10,000	10,172
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/21	(4)	10,000	10,022
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/09	(1)	8,500	8,534
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	(4)	10,000	10,300
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	(4)	15,290	15,594
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	(1)	69,720	69,115
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/18		5,000	4,957
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	(1)	38,600	37,736
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/19		3,085	3,016
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	(1)	10,000	9,623
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/20		2,000	1,925
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	2,380	2,564
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	1,970	2,122
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13		1,500	1,585
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14		1,240	1,311
						488,133
Ohio (3.0%)
	Akron OH GO	5.000%	12/1/18	(2)	5,300	5,427
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.700%	11/3/08	LOC	16,000	16,000
	American Muni. Power Ohio Inc.	5.000%	2/15/16		4,000	4,115
	American Muni. Power Ohio Inc.	5.000%	2/15/17		6,770	6,903
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		73,070	56,991
	Cincinnati OH City School Dist. GO	5.250%	12/1/20	(3)	7,000	7,139
	Cincinnati OH City School Dist. GO	5.250%	12/1/21	(3)	5,710	5,754
	Cincinnati OH City School Dist. GO	5.250%	12/1/22	(3)	10,000	10,050
	Cincinnati OH City School Dist. GO	5.250%	12/1/23	(3)	5,000	5,000
	Cincinnati OH City School Dist. GO	5.250%	12/1/24	(3)	10,000	9,967
3	Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	14,710	16,049
	Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	9,185	10,021
	Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	5,000	5,455
	Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	8,150	8,892
	Cleveland OH Public Power System Rev.	5.000%	11/15/21	(3)	7,455	6,996
	Cleveland OH Public Power System Rev.	5.000%	11/15/22	(3)	14,065	13,096
	Cleveland OH Public Power System Rev.	5.000%	11/15/23	(3)	7,705	7,114
	Cleveland OH Public Power System Rev.	5.000%	11/15/24	(3)	7,350	6,720
	Cleveland OH Water Works Rev.	5.250%	1/1/09	(4)	795	800
	Cleveland OH Water Works Rev.	5.250%	1/1/10	(4)	2,745	2,778
	Cleveland OH Water Works Rev.	5.375%	1/1/13	(4)	3,455	3,635
	Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/16	(4)	6,000	6,367
	Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.000%	11/7/08			—
	Hamilton County OH Sales Tax Rev.	5.000%	12/1/18	(2)	7,950	7,812
	Hamilton County OH Sales Tax Rev.	5.000%	12/1/19	(2)	22,380	21,669
	Hamilton County OH Sales Tax Rev.	5.000%	12/1/23	(2)	21,215	19,664
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/12		6,800	6,999
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13	(1)	3,000	3,036
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/13		6,810	7,016
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/14		6,000	6,158
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/15		4,000	4,079

Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,368
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,368
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	6,740
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	6,740
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	7,371
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	7,371
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	2.250%	11/3/08	LOC	46,465	46,465
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/11	(4)(Prere.)	6,605	7,095
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12	(4)	5,000	5,281
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13	(4)	3,000	3,156
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17		5,565	5,884
Ohio GO	5.625%	5/1/10	(Prere.)	5,065	5,313
Ohio GO	7.625%	8/1/10		3,510	3,811
Ohio GO	5.250%	8/1/13	(4)	12,435	13,374
Ohio GO	5.500%	8/1/13		2,945	3,208
Ohio GO	5.500%	11/1/14		7,000	7,658
Ohio GO	5.000%	9/15/18		12,755	13,198
Ohio GO	5.000%	11/1/18		7,710	7,978
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14		3,710	3,904
Ohio Higher Educ. GO	5.000%	11/1/23		8,905	8,933
Ohio Higher Educ. GO	5.000%	2/1/25		1,160	1,152
Ohio Highway Capital Improvements GO	5.000%	5/1/16		11,010	11,681

1	Ohio Housing Finance Agency Mortgage Rev.	6.125%	9/1/28		5,500	5,484
	Ohio Infrastructure Improvement GO	5.000%	9/1/24		8,720	8,710
	Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/19		3,605	3,728
	Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/20		3,785	3,872
	Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/21		3,980	4,044
	Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/21		5,540	5,942
	Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/21		5,555	5,964
	Ross County OH Hosp. Fac. Rev. (Adena Health System)	5.500%	12/1/28		9,000	7,684
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/15		3,040	2,940
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/16		3,190	3,032
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/17		3,350	3,137
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/18		3,520	3,241
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/19		3,195	2,887
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/20		3,680	3,263
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28		17,000	14,594
	Univ. of Cincinnati OH General Receipts	5.500%	6/1/13	(3)	2,700	2,829
	Univ. of Cincinnati OH General Receipts	5.500%	6/1/14	(3)	1,000	1,044
						563,146
Oklahoma (0.5%)
	Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11	(2)	7,600	8,054
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/24		12,500	11,282
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	1.250%	11/3/08	(12)	17,600	17,600
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25	(2)	18,070	17,300
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26	(2)	12,000	11,444
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27	(2)	20,110	19,034
	Oklahoma State Muni Power Auth. Power Supply System Rev.	5.875%	1/1/28		1,145	1,156
	Oklahoma Turnpike Auth.	5.500%	1/1/09	(3)	6,000	6,037
						91,907
Oregon (0.6%)
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/09		7,715	7,776
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/10		9,955	10,190
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/12		2,955	3,055
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/13		5,580	5,724
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/14		5,825	5,935
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/15		4,395	4,452
	Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	8,715	8,949
	Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	2,500	2,567
	Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	3,000	3,081
	Oregon State Dept. Administrative Services	5.750%	4/1/10	(4)	7,560	7,735
	Oregon State Dept. Administrative Services	5.000%	4/1/25	(4)	5,675	5,643

Oregon State Dept. Administrative Services	5.000%	4/1/26	(4)	11,210	11,107
Oregon State Var-Veterans Welfare VRDO	1.900%	11/3/08		4,900	4,900
Portland OR Sewer System Rev.	5.000%	6/1/12	(1)	27,230	28,756
Portland OR Sewer System Rev.	5.000%	8/1/18	(4)	11,470	11,943
					121,813
Pennsylvania (4.1%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24	(1)	14,050	13,722
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25	(1)	10,000	9,714
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/17		3,790	3,168
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/18		3,985	3,245
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/19		4,175	3,308
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/26		13,070	9,053
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		25,000	24,304
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.000%	1/1/09		5,355	5,337
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev. VRDO	6.000%	11/7/08	LOC	12,000	12,000
Lancaster County PA Convention Center Auth. Rev. (Hotel Room) VRDO	2.300%	11/7/08	LOC	20,000	20,000
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.000%	8/15/20		1,000	807
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.125%	8/15/21		1,000	802
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/22		1,000	800
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/23		1,500	1,180
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/24		3,000	2,321
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	3,000	3,391
Pennsylvania GO	5.000%	3/1/11		14,735	15,465
Pennsylvania GO	5.250%	2/1/12	(3)	8,500	9,035
Pennsylvania GO	5.000%	3/1/12		24,335	25,719
Pennsylvania GO	5.500%	5/1/12	(4)(Prere.)	10,000	10,801
Pennsylvania GO	5.250%	7/1/12		25,200	26,937
Pennsylvania GO	5.000%	10/1/12	(3)	9,430	10,014
Pennsylvania GO	5.000%	7/1/14	(1)	5,850	6,175
Pennsylvania GO	5.000%	9/1/14	(4)	25,000	26,688

	Pennsylvania GO	5.250%	7/1/15		49,130	53,078
	Pennsylvania GO	5.375%	7/1/18	(4)	13,000	13,925
	Pennsylvania GO	5.000%	11/1/20		17,730	18,058
2	Pennsylvania GO TOB VRDO	2.400%	11/7/08		30,565	30,565
	Pennsylvania Higher Educ. Fac. Auth. Rev. (College of Optometry) VRDO	2.330%	11/7/08	LOC	12,035	12,035
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/11	(4)	8,195	8,384
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/12	(4)	2,750	2,821
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/13	(4)	4,000	4,099
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20		12,180	12,096
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23		20,000	19,411
	Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/11	(3)	10,000	10,131
	Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/12	(3)	6,660	6,747
	Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/13	(3)	5,000	5,066
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	7,130	6,721
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	10,600	10,470
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	17,370	16,227
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	11,130	10,917
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25	(4)	31,415	29,170
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25	(4)	11,685	11,402
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26	(4)	12,270	11,906
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08	(2)(Prere.)	1,665	1,686
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	2,875	2,910
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	4,095	4,144
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	460	465
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	410	415
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17	(2)	5,155	5,295
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25	(12)	5,000	4,857
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26	(12)	2,105	2,033
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27	(12)	5,575	5,347
	Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/27		12,345	11,836
	Philadelphia PA Airport Parking Auth.	5.000%	9/1/16		3,000	3,017
	Philadelphia PA Gas Works Rev.	5.500%	7/1/09	(4)	10,820	10,848
	Philadelphia PA Gas Works Rev.	5.250%	7/1/10	(4)	10,180	10,199
	Philadelphia PA Gas Works Rev.	5.250%	7/1/11	(4)	5,000	5,008
	Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	3,610	3,693
	Philadelphia PA GO	5.125%	5/15/09	(3)	2,000	2,026
	Philadelphia PA GO	5.125%	5/15/10	(3)	11,695	11,918
	Philadelphia PA GO	5.125%	5/15/11	(3)	12,290	12,494
	Philadelphia PA GO	5.125%	5/15/12	(3)	4,975	5,049
	Philadelphia PA GO	5.125%	5/15/13	(3)	5,000	5,069
	Philadelphia PA GO	5.000%	8/1/15	(4)	23,000	23,706

	Philadelphia PA GO	5.250%	8/1/16	(4)	13,110	13,593
	Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11	(3)	4,695	4,749
	Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13	(4)	11,105	11,192
	Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14	(4)	5,965	5,950
	Philadelphia PA School Dist. GO	6.250%	9/1/09	(2)	2,080	2,139
	Philadelphia PA School Dist. GO	5.500%	8/1/12	(3)	10,815	11,512
	Philadelphia PA School Dist. GO	5.000%	8/1/20	(2)	18,745	18,377
	Philadelphia PA School Dist. GO	5.000%	8/1/21	(2)	10,000	9,703
	Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/11	(Prere.)	4,860	5,304
1	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	6.000%	6/1/25		30,000	28,931
						780,680
Puerto Rico (1.8%)
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14		4,420	4,441
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15		4,500	4,475
	Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/16		5,000	5,021
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19	(1)	35,430	33,022
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19	(4)	5,000	4,875
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20	(1)	18,245	16,772
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21	(1)	24,790	22,528
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(1)	17,800	16,409
	Puerto Rico GO	5.500%	7/1/11	(4)	8,500	8,863
	Puerto Rico GO	5.500%	7/1/13	(1)	5,000	5,103
	Puerto Rico GO	5.500%	7/1/14	(1)	5,000	5,075
	Puerto Rico GO	5.250%	7/1/20		14,955	13,862
	Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11	(1)	2,835	2,956
	Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13	(1)	7,220	7,579
	Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15	(1)	5,590	5,875
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16	(3)	8,885	8,769
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22	(3)	7,580	6,948
	Puerto Rico Muni. Finance Agency	5.750%	8/1/12	(4)	2,470	2,523

Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11	(3)	48,810	43,202
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12	(3)	34,465	28,736
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	13,600	14,475
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17	(2)	6,390	6,329
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18	(2)	6,430	6,274
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29		11,400	9,919
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(12)(ETM)	17,110	18,724
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	43,740	43,233
					345,988
Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10	(1)(ETM)	18,465	19,355
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/09	(4)	3,335	3,406
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/10	(4)	3,000	3,121
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11	(4)	5,000	5,279
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12	(4)	5,000	5,321
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/25	(4)	2,880	2,498
Rhode Island Health & Educ. Building Corp. Rev.	4.625%	5/15/26	(4)	3,210	2,832
Rhode Island Health & Educ. Building Corp. Rev.	4.750%	5/15/29	(4)	6,460	5,623
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing–Lifespan Obligation)	5.000%	5/15/26	(4)	5,000	4,636
Rhode Island State & Providence Plantations GO	4.625%	11/1/24		6,595	5,989
Rhode Island State & Providence Plantations GO	4.700%	11/1/25		3,645	3,325
					61,385
South Carolina (1.1%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26		12,610	11,960
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27		33,070	31,314
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28		5,230	4,909
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/16		5,000	4,926
Greenville County SC Hosp. Fac. Rev.	4.125%	5/1/17		8,565	7,780
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/18		2,655	2,563
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/12	(Prere.)	13,000	14,418
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22	(3)	9,950	4,146
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23	(3)	8,780	3,395
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/24		13,620	11,691
South Carolina GO	5.000%	11/1/15		7,190	7,725
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/23	(4)	6,275	5,971
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24	(4)	5,000	4,738
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/25	(4)	6,925	6,534
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/27	(4)	13,550	12,718
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10	(ETM)	10,500	11,029
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10	(Prere.)	7,000	7,763
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	1,775	1,938
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30		6,645	5,633
South Carolina Public Service Auth. Rev.	5.375%	1/1/13	(4)	7,300	7,680
South Carolina Public Service Auth. Rev.	5.500%	1/1/13	(4)	5,000	5,360
South Carolina Public Service Auth. Rev.	5.000%	1/1/21	(1)	15,600	15,529
South Carolina Public Service Auth. Rev.	5.375%	1/1/28		3,500	3,469
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11	(1)	6,925	7,112

South Carolina Transp. Infrastructure Rev.	5.250%	10/1/25	(2)	7,620	7,133
					207,434
Tennessee (2.5%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/23		8,280	7,172
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.375%	4/1/28		11,000	9,219
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.400%	4/1/09	(Prere.)	3,465	3,552
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/09	(Prere.)	2,660	2,728
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/09	(Prere.)	4,495	4,610
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/09	(Prere.)	2,000	2,052
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.750%	4/1/09	(Prere.)	13,000	13,345
Memphis TN Electric System Rev.	5.000%	12/1/09	(1)	60,140	61,942
Memphis TN Electric System Rev.	5.000%	12/1/10	(1)	33,000	34,359
Memphis TN GO	5.250%	10/1/18	(1)	9,365	9,724
Memphis TN GO	5.000%	11/1/20	(1)	16,000	16,084
Memphis TN GO	5.000%	11/1/21	(1)	5,830	5,824
Memphis TN GO	5.000%	11/1/22	(1)	5,000	4,960
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/25		23,345	23,190
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14		15,000	15,958
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15		15,000	15,931
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15		15,000	15,931
Montgomery County TN Public Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	0.800%	11/3/08	LOC	34,025	34,025
Shelby County TN GO	0.000%	12/1/11		10,000	8,953

Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	6/1/14		13,995	13,699
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13		4,865	4,760
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/21		5,000	4,745
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/22		5,000	4,697
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/23		7,500	7,010
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		17,500	14,394
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17		33,305	27,211
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18		63,070	50,278
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20		25,000	18,790
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20		12,000	9,124
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21		25,000	18,303
					462,570
Texas (11.2%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10	(2)	5,000	4,649
Austin TX Combined Util. System Rev.	0.000%	11/15/11	(1)	18,100	16,093
Austin TX Combined Util. System Rev.	0.000%	11/15/11	(2)	16,050	14,241
Austin TX Combined Util. System Rev.	0.000%	5/15/18	(3)	25,215	14,740
Austin TX Combined Util. System Rev.	0.000%	5/15/19	(3)	28,160	15,310
Austin TX Independent School Dist. GO	5.000%	8/1/13		10,000	10,616
Brownsville TX Util. System Rev.	5.000%	9/1/23	(4)	11,445	10,958
Camino Real Mobility Auth. Rev.	5.250%	2/15/18		11,960	11,715
Camino Real Mobility Auth. Rev.	5.250%	8/15/18		11,770	11,506
Camino Real Mobility Auth. Rev.	5.250%	2/15/19		12,595	12,203
Camino Real Mobility Auth. Rev.	5.250%	8/15/19		12,925	12,498
Camino Real Mobility Auth. Rev.	5.250%	2/15/20		13,265	12,696
Camino Real Mobility Auth. Rev.	5.250%	8/15/20		13,580	12,974
Camino Real Mobility Auth. Rev.	5.000%	2/15/21		5,970	5,495
Camino Real Mobility Auth. Rev.	5.000%	8/15/21		6,320	5,803
Camino Real Mobility Auth. Rev.	5.000%	2/15/22		6,170	5,615
Carrollton TX Independent School Dist. GO	6.000%	2/15/09	(Prere.)	2,760	2,794
Carrollton TX Independent School Dist. GO	6.000%	2/15/09	(Prere.)	3,105	3,143
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25	(2)	11,245	10,158
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25	(2)	11,245	10,158
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25	(2)	15,160	13,417
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/26		13,985	12,540
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27		14,630	13,044
Dallas TX GO	5.000%	2/15/19		11,675	11,838
Dallas TX GO	5.000%	2/15/22		6,540	6,583
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/23		4,875	4,844
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/24		5,125	5,064
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/25		5,390	5,299
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/26		5,665	5,547
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/27		5,955	5,791
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/27	(4)	8,970	8,630
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15		10,000	9,921
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/16		12,000	11,780
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/17		17,000	16,561
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.100%	11/3/08		2,200	2,200
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	9,300	9,300
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	27,800	27,800

	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	10,000	10,000
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	14,700	14,700
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.200%	11/3/08		32,300	32,300
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.000%	11/7/08		43,600	43,600
	Harris County TX Rev.	5.000%	8/15/14		1,000	1,056
	Harris County TX Rev.	5.000%	8/15/15		2,335	2,457
	Harris County TX Rev.	5.000%	8/15/23		5,230	5,128
	Harris County TX Rev.	5.000%	8/15/24		5,970	5,817
	Harris County TX Rev.	5.000%	8/15/25		6,280	6,085
	Harris County TX Rev.	5.000%	8/15/26		5,350	5,160
	Harris County TX Rev.	5.000%	8/15/28		3,295	3,120
	Harris County TX Sports Auth. Rev.	0.000%	11/15/23	(1)	7,000	2,561
	Harris County TX Toll Road Rev.	5.375%	8/15/12	(4)	10,000	10,700
	Houston TX Community College System Rev.	5.000%	4/15/21	(10)	9,200	8,982
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	11,450	12,139
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	3,925	4,161
	Houston TX GO	5.250%	3/1/11		1,185	1,195
	Houston TX GO	5.500%	3/1/11	(4)	1,050	1,095
	Houston TX GO	5.750%	3/1/12	(4)	1,105	1,153
	Houston TX GO	5.750%	3/1/13	(4)	375	391
1	Houston TX GO	5.250%	3/1/27		20,000	19,882
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/10	(2)	9,155	9,501

Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12	(2)	4,460	4,614
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12	(2)	9,995	10,340
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/13	(2)	10,545	10,816
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/13	(2)	13,840	14,377
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/14	(2)	6,190	6,374
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/15	(2)	10,750	10,883
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/16	(2)	5,540	5,683
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/17	(2)	13,760	8,607
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/17	(2)	5,855	5,939
Houston TX Independent School Dist. GO	0.000%	8/15/15		5,355	3,964
Houston TX Independent School Dist. GO	5.000%	7/15/17	(4)	5,225	5,403
Houston TX Independent School Dist. GO	5.000%	7/15/18	(4)	10,090	10,338
Houston TX Util. System Rev.	5.000%	11/15/27	(4)	8,130	7,793
Houston TX Util. System Rev.	5.000%	11/15/27	(4)	7,805	7,472
Houston TX Water & Sewer System Rev.	0.000%	12/1/10	(2)	5,000	4,668
Houston TX Water & Sewer System Rev.	5.750%	12/1/12	(2)(Prere.)	8,000	8,739
Houston TX Water & Sewer System Rev.	5.500%	12/1/14	(4)	22,500	23,725
Houston TX Water & Sewer System Rev.	5.500%	12/1/15	(4)	7,250	7,645
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09	(4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09	(4)(Prere.)	35	36
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	55	57
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	10	10
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	250	266
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	190	202
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	285	303
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	125	133
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	175	186
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	180	192
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	80	85
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11	(4)	14,160	14,501
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12	(4)(ETM)	2,520	2,669
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12	(1)	3,725	3,882
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13	(1)	2,810	2,891
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14	(1)	4,190	4,311
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14	(4)	4,990	5,104
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15	(4)	23,940	24,456
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16	(1)	1,875	1,918
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17	(1)	2,825	2,856
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/19	(1)	2,820	2,846
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20	(1)	1,920	1,930
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		26,500	26,515
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/23		7,410	6,974
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/24		5,895	5,499
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25		5,250	4,863
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/26		6,225	5,724
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/27		8,920	8,162
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/28		8,040	7,302
North Texas Tollway Auth. Rev.	5.500%	1/1/17		5,000	5,115
North Texas Tollway Auth. Rev.	5.500%	1/1/18		4,000	4,046
North Texas Tollway Auth. Rev.	6.000%	1/1/19		15,000	15,478

North Texas Tollway Auth. Rev.	6.000%	1/1/20		22,100	22,519
North Texas Tollway Auth. Rev.	6.000%	1/1/21		40,000	40,389
North Texas Tollway Auth. Rev.	6.000%	1/1/22		25,045	25,148
North Texas Tollway Auth. Rev.	6.000%	1/1/24		20,000	19,900
North Texas Tollway Auth. Rev.	6.000%	1/1/25		11,140	10,936
North Texas Tollway Auth. Rev.	6.000%	1/1/25		7,775	7,632
North Texas Tollway Auth. Rev.	6.000%	1/1/26		5,000	4,895
North Texas Tollway Auth. Rev.	6.000%	1/1/27		5,000	4,875
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12		25,000	25,135
North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16		75,000	76,092
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/17		16,500	13,503
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/18		15,985	12,760
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/19		16,500	13,222
Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18	(1)	16,000	15,046
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	20,440	21,320
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	10,205	10,644
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	12,100	12,621
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	9,200	9,596
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11		12,225	12,907
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12	(4)	5,000	5,254
San Antonio TX Electric & Gas Rev.	5.250%	2/1/12		5,515	5,602

San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	8,140	8,695
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	10,000	10,682
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	6,490	6,932
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	5,445	5,816
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		3,890	3,952
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		5,000	5,322
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13		10,000	10,693
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		7,250	7,781
San Antonio TX Electric & Gas Rev.	5.375%	2/1/16		16,825	17,531
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17		7,580	7,882
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		10,000	10,008
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22		25,450	25,224
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23		22,000	21,668
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		15,000	14,686
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		17,600	17,231
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		23,000	22,518
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		39,660	38,624
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		10,000	9,739
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		26,065	25,384
San Antonio TX GO	5.000%	8/1/15		8,890	9,435
San Antonio TX GO	5.000%	8/1/19		5,685	5,821
San Antonio TX GO	5.000%	8/1/20		6,030	6,111
San Antonio TX GO	5.000%	8/1/22		6,590	6,605
San Antonio TX GO	5.000%	8/1/23		4,975	4,964
San Antonio TX GO	5.000%	8/1/25		3,895	3,838
San Antonio TX Hotel Occupancy Tax Rev. VRDO	2.350%	11/7/08	LOC	91,000	91,000
San Antonio TX Independent School Dist. GO	5.000%	8/15/16		8,460	8,906
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.250%	8/15/28		4,000	3,549
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16		10,360	10,807
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17		10,000	10,261
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24		14,925	15,040
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13		5,535	5,853
Texas GO	5.000%	4/1/24		13,595	13,565
Texas GO Public Finance Auth.	5.500%	10/1/12		13,455	14,228
Texas GO Public Finance Auth.	5.500%	10/1/13		19,175	20,218
Texas GO Public Finance Auth.	5.375%	10/1/14		21,310	22,534
Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.289%	9/15/10		27,550	25,484
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26		5,000	3,957
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)(ETM)	900	853
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)	11,100	10,417
Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)(ETM)	375	326
Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)	4,800	4,083
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)(ETM)	125	104
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)	11,375	9,175
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)(ETM)	125	99
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)	5,540	4,211
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)(ETM)	110	82
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	13,140	9,362
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)(ETM)	110	77
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)	22,795	15,232
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)(ETM)	415	275
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	31,295	19,575
Texas State Transp. Comm. First Tier	5.000%	4/1/19		10,000	10,192
Texas State Transp. Comm. First Tier	5.000%	4/1/20		8,850	8,939
Texas State Transp. Comm. First Tier	5.000%	4/1/21		10,555	10,597
Texas State Transp. Comm. First Tier	5.000%	4/1/21		23,405	23,508
Texas State Transp. Comm. First Tier	5.000%	4/1/22		10,000	9,998
Texas State Transp. Comm. First Tier	5.000%	4/1/22		30,000	29,993
Texas State Transp. Comm. First Tier	4.750%	4/1/24		10,000	9,537
Texas State Transp. Comm. First Tier	5.000%	4/1/24		10,000	9,873
Texas State Transp. Comm. First Tier	5.000%	4/1/25		10,000	9,813

Texas State Transp. Comm. First Tier	5.000%	4/1/26		8,000	7,827
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23	(2)	10,040	9,848
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24	(2)	11,940	11,640
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25	(2)	6,555	6,356
Texas Water Dev. Board Rev. VRDO	1.000%	11/3/08		15,000	15,000
Texas Water Finance Assistance GO	5.000%	8/1/26		5,710	5,650
Texas Water Finance Assistance GO	5.000%	8/1/27		6,500	6,398
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14		8,500	8,240
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19		3,600	3,327

Univ. of Houston TX Rev.	5.250%	2/15/09	(4)	3,080	3,110
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11	(Prere.)	8,290	8,858
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20		9,785	9,951
					2,105,675
Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09	(1)(ETM)	5,180	5,302
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10	(4)	7,000	6,712
					12,014
Vermont (0.1%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/22	(4)	8,000	7,448
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.500%	12/1/28	(4)	4,400	4,229
					11,677
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19		5,865	5,937

Virginia (1.7%)
Charlottesville VA IDA Fac. (Univ. Virginia Foundation Projects) VRDO	2.300%	11/7/08	LOC	57,785	57,785
Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Bon Secours) VRDO	1.440%	11/7/08	LOC	4,800	4,800
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26		2,425	2,064
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31		22,265	17,978
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	42,520	46,470
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/23		5,125	5,067
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24		5,335	5,238
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25		5,665	5,533
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26		5,955	5,784
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/17		10,935	11,465
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/18		10,595	10,967
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) VRDO	1.250%	11/3/08		20,750	20,750
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/10	(Prere.)	4,310	4,548
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/11		4,085	4,280
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/18		8,010	8,261
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/19		8,430	8,606
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/20		8,855	8,957
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/21		9,320	9,371
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/22		9,105	9,118
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/17		12,985	13,789
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/23		12,745	12,864
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/24		16,955	17,050
Virginia Public School Auth. Rev.	5.000%	8/1/13		5,560	5,915
Virginia Public School Auth. Rev.	5.000%	8/1/14		5,635	6,006
Virginia Public School Auth. Rev.	5.000%	8/1/16		5,810	6,159
Virginia Public School Auth. Rev.	5.000%	8/1/17		4,510	4,750

	Virginia Public School Auth. Rev.	5.000%	8/1/20		6,210	6,326
						319,901
Washington (1.2%)
2	Bellvue WA GO TOB VRDO	3.320%	11/7/08	(1)	5,445	5,445
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15	(1)	10,000	7,243
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.250%	7/1/16		42,825	45,456
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/17		24,350	25,285
	King County WA School Dist. GO	5.000%	12/1/24	(4)	12,710	12,448
2	King County WA Sewer Rev. TOB VRDO	2.400%	11/7/08		24,275	24,275
	Port of Seattle WA Rev.	5.000%	3/1/20	(1)	9,035	8,813
	Port of Seattle WA Rev.	5.000%	3/1/21	(1)	5,000	4,827
	Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11		5,825	6,199
	Washington GO	5.500%	7/1/10	(Prere.)	6,755	7,096
	Washington GO	6.250%	2/1/11		4,265	4,426
	Washington GO	5.700%	10/1/15	(4)	10,000	10,642
	Washington GO	5.000%	7/1/21	(4)	10,495	10,541
	Washington GO	5.000%	7/1/21	(4)	7,050	7,081
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/23	(4)	3,425	3,285
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/24	(4)	3,550	3,392
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25	(4)	3,675	3,497
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25	(4)	3,625	3,450
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26	(4)	3,550	3,369
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26	(4)	3,800	3,606
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/27	(4)	3,925	3,718
	Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		30,000	27,732
						231,826

West Virginia (0.1%)
West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13	3,000	2,859
West Virginia Econ. Dev. Auth. PCR PUT	4.850%	9/4/13	10,000	9,531
West Virginia GO	5.750%	6/1/09	(Prere.)	5,000	5,169
17,559
Wisconsin (1.0%)
Wisconsin GO	5.000%	5/1/10	14,420	14,942
Wisconsin GO	5.000%	5/1/11	15,180	15,923
Wisconsin GO	5.250%	5/1/11	(1)(Prere.)	5,000	5,293
Wisconsin GO	5.750%	5/1/11	(Prere.)	18,000	19,304
Wisconsin GO	5.750%	5/1/11	(Prere.)	20,315	21,786
Wisconsin GO	5.250%	5/1/12	15,975	16,990
Wisconsin GO	5.250%	5/1/13	16,810	17,965
Wisconsin GO	5.500%	5/1/13	(1)	7,000	7,547
Wisconsin GO	5.000%	5/1/15	(1)	14,975	15,863
Wisconsin GO	5.500%	5/1/15	(1)	15,000	16,288
Wisconsin GO	5.000%	5/1/19	7,135	7,307
Wisconsin GO	5.000%	5/1/21	7,865	7,908
Wisconsin GO	5.000%	5/1/22	8,260	8,264
Wisconsin GO	5.000%	5/1/23	8,675	8,631
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/24	(4)	5,240	5,134
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/25	(4)	3,835	3,737
192,882
Total Tax-Exempt Municipal Bonds (Cost $19,460,125)	18,724,892

Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
4	Vanguard Municipal Cash Management Fund (Cost $87,029)	1.701%	87,028,627	87,029
Total Investments (99.7%) (Cost $19,547,154)	18,811,921
Other Assets and Liabilities (0.3%)
Other Assets	349,738
Liabilities	(299,657)
50,081
Net Assets (100%)	18,862,002

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	19,697,007
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(124,838)
Unrealized Appreciation (Depreciation)
Investment Securities	(735,233)
Futures Contracts	25,066
Net Assets	18,862,002

Investor Shares—Net Assets
Applicable to 438,936,814 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,524,301
Net Asset Value Per Share—Investor Shares	$12.59

Admiral Shares—Net Assets
Applicable to 1,059,760,694 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,337,701
Net Asset Value Per Share—Admiral Shares	$12.59

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2008.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $87,415,000, representing 0.5% of net assets.

3  Securities with a value of $25,716,000 have been segregated as initial margin for open futures contracts.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Insured Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (1.6%)
Alabama Special Care Fac. Financing Auth. Mobile Rev. (Ascension Health)	5.000%	11/15/39	(1)	7,610	6,608
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30	(2)	9,000	6,908
Mobile AL Water & Sewer Comm.	5.000%	1/1/31	(1)	17,500	16,071
Mobile AL Water & Sewer Comm.	5.000%	1/1/36	(1)	24,610	21,901
					51,488
Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/09	(1)	2,565	2,724
Anchorage AK Electric Rev.	8.000%	12/1/10	(1)	2,960	3,257
North Slope Borough AK GO	0.000%	6/30/10	(1)	4,000	3,783
					9,764
Arizona (2.4%)
Arizona COP	5.000%	9/1/23	(4)	12,140	11,564
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	2,285	2,456
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	5,520	5,934
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	4,460	4,794
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	5,345	5,746
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	4,905	5,273
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	4,340	4,666
Arizona State Univ. COP	5.375%	7/1/13	(1)	2,905	3,030
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32		3,170	2,567
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16	(1)(ETM)	8,650	10,120
Mesa AZ Util. System Rev.	5.250%	7/1/14	(3)	10,000	10,560
Phoenix AZ GO	4.500%	7/1/24		8,000	7,253
Tucson AZ Water System Rev.	5.500%	7/1/17	(3)	4,850	5,029
					78,992
Arkansas (0.2%)
North Little Rock AR Electric Rev.	6.500%	7/1/10	(1)	1,535	1,586
North Little Rock AR Electric Rev.	6.500%	7/1/15	(1)	4,500	4,885
					6,471
California (16.3%)
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/31	(4)	18,735	17,046
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	200	218
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	135	147
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	135	147
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	110	120
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	75	82
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15	(3)	14,540	15,270
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16	(3)	9,865	10,335
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17	(3)	9,915	10,292
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18	(3)	7,780	7,980
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/19	(3)	5,235	5,348

California GO	5.000%	2/1/14	(2)(Prere.)	1,500	1,595
California GO	5.000%	2/1/14	(2)(Prere.)	3,565	3,791
California GO	5.000%	11/1/18	(3)	13,455	13,513
California GO	4.500%	10/1/36		30,000	22,848
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/15	(1)	8,205	8,207
California State Econ. Recovery Bonds	5.250%	7/1/14	(3)	23,680	25,241
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	(2)(Prere.)	26,020	27,456
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35	(3)	30,000	22,687
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37	(2)	35,270	31,525
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38	(2)	18,000	14,521
Los Angeles CA USD GO	5.250%	7/1/13	(4)(Prere.)	9,000	9,842
Los Angeles CA USD GO	5.250%	7/1/13	(4)(Prere.)	9,000	9,842
Los Angeles CA USD GO	5.000%	7/1/25	(4)	6,980	6,848
Los Angeles CA USD GO	5.000%	7/1/26	(4)	7,435	7,247
Los Angeles CA USD GO	5.000%	7/1/26	(4)	27,240	26,552
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22	(2)(ETM)	20,225	22,837
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13	(2)	9,000	9,526
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20	(1)(ETM)	10,365	11,933
Riverside CA USD GO	5.250%	8/1/38	(12)	11,475	10,692
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30	(2)	45,395	42,043
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13	(1)	8,895	9,522
San Diego CA Community College Dist. GO	5.000%	8/1/30	(4)	19,015	17,793
San Diego CA USD GO	5.500%	7/1/22	(1)	9,160	9,476
San Juan CA USD GO	5.000%	8/1/31	(13)	10,000	9,233
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10	(2)	880	915
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15	(4)	5,000	5,352
State Center California Community College Dist. GO	5.000%	8/1/31	(4)	16,100	14,943

Ukiah CA Electric Rev.	6.250%	6/1/18	(1)	6,330	6,830
Univ. of California Rev.	4.500%	5/15/31	(4)	54,470	45,266
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/23	(12)	6,000	5,805
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/24	(12)	5,000	4,799
					525,665
Colorado (3.6%)
Colorado Springs CO Util. System Rev.	5.375%	11/15/16	(2)	12,790	13,372
Colorado Springs CO Util. System Rev.	5.375%	11/15/17	(2)	13,490	13,954
Colorado Springs CO Util. System Rev.	5.375%	11/15/18	(2)	10,000	10,216
Colorado Springs CO Util. System Rev.	5.000%	11/15/43		17,725	15,634
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15	(1)	5,795	4,004
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	8,000	4,054
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23	(1)	35,275	13,120
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27	(1)	13,425	3,668
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28	(1)	13,425	3,410
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(2)(Prere.)	15,000	14,178
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(4)(Prere.)	16,000	15,187
Regional Transp. Dist. of Colorado Sales Tax Rev.	4.500%	11/1/34	(4)	7,195	5,783
					116,580
Connecticut (0.5%)
Connecticut GO	5.500%	11/15/12	(4)	16,170	17,543

Florida (9.4%)
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	2.753%	12/1/37		10,000	6,600
Brevard County FL School Board COP	5.000%	7/1/29	(2)	5,000	4,412
Broward County FL School Board COP	5.500%	7/1/18	(4)	10,000	10,127
Broward County FL School Board COP	5.375%	7/1/19	(4)	4,000	4,007
Davie FL Water & Sewer Rev.	6.375%	10/1/12	(2)(ETM)	2,620	2,831
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,000	10,527
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18	(1)	7,855	7,692
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/19	(1)	6,390	6,165
Hillsborough County FL School Board COP	5.250%	7/1/16	(1)	13,300	14,019
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/09	(4)(Prere.)	1,850	1,906
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39	(4)	3,150	2,777
Lake County FL School Board COP	5.000%	6/1/31	(2)	18,000	15,688
Miami FL GO	5.500%	1/1/12	(1)(Prere.)	3,000	3,222
Miami FL GO	5.500%	1/1/12	(1)(Prere.)	7,015	7,534
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/26	(2)	17,240	15,585
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/39	(2)	10,000	8,290
Miami-Dade County FL School Board COP	6.000%	10/1/09	(4)(Prere.)	5,765	5,991
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	7,570	6,890
Miami-Dade County FL School Board COP	5.000%	11/1/26	(2)	5,270	4,759
Miami-Dade County FL School Board COP	5.250%	5/1/29	(12)	14,850	14,169
Miami-Dade County FL School Board COP	5.250%	5/1/30	(12)	15,000	14,241
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	5,000	4,353
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	10,000	8,705
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/14	(4)	10,000	10,476
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/15	(4)	10,000	10,427
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13	(3)	9,695	11,174
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32	(4)	10,000	9,048
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15	(3)	4,000	4,638
Palm Beach County FL School Board COP VRDO	5.450%	11/7/08	(4)	1,000	1,000
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36	(4)	3,000	2,655
Port St. Lucie FL Rev.	6.250%	9/1/27	(12)	8,000	8,017

	Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27	(1)	11,405	10,017
	Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/33	(1)	9,000	7,515
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/32		8,000	6,515
	Tampa FL Util. Rev.	6.750%	10/1/10	(2)	9,330	9,966
	Tampa FL Util. Rev.	6.750%	10/1/11	(2)	9,965	10,852
	Tampa FL Util. Rev.	6.750%	10/1/12	(2)	10,635	11,764
	Univ. of South Florida Financing Corp. VRDO	2.350%	11/7/08		9,300	9,300
						303,854
Georgia (5.5%)
	Atlanta GA Airport Fac. Rev.	5.000%	1/1/30	(4)	18,285	16,912
	Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33	(4)	10,020	9,081
1	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15	(4)	8,500	9,123
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16	(4)	7,000	7,472
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17	(4)	8,000	8,495
	Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33	(1)	32,425	27,880
	Atlanta GA Water & Wastewater Rev. VRDO	4.500%	11/3/08	(4)	22,200	22,200
	Augusta GA Water & Sewer Rev.	5.000%	10/1/32	(4)	18,900	17,115

Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/26	(1)	12,000	9,960
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14	(4)	15,805	16,885
Henry County GA School Dist. GO	6.450%	8/1/11	(1)	2,765	2,915
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/25		20,000	14,693
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/27		15,000	10,750
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/15	(1)(ETM)	5,000	5,664
					179,145
Hawaii (1.1%)
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12	(1)	15,000	15,330
Honolulu HI City & County GO	8.000%	10/1/10	(ETM)	2,305	2,544
Honolulu HI City & County GO	5.250%	7/1/13	(3)	3,000	3,207
Honolulu HI City & County GO	5.250%	7/1/14	(3)	3,000	3,210
Honolulu HI City & County GO	5.000%	7/1/15	(3)	3,075	3,242
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	4,615	5,001
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	2,330	2,525
					35,059
Idaho (0.1%)
Boise State Univ. Idaho	5.000%	4/1/32	(1)	3,000	2,734

Illinois (5.2%)
Chicago IL GO	5.500%	1/1/11	(1)(Prere.)	245	262
Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,985	7,762
Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	3,695	3,585
Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,010	6,800
Chicago IL GO	0.000%	1/1/20	(1)	5,000	4,567
Chicago IL GO	0.000%	1/1/22	(1)	5,000	4,531
Chicago IL GO	0.000%	1/1/24	(1)	2,480	2,246
Chicago IL GO	0.000%	1/1/25	(1)	1,305	1,178
Chicago IL GO	0.000%	1/1/28	(1)	2,820	2,519
Chicago IL GO	5.000%	1/1/28	(4)	7,500	7,152
Chicago IL GO	5.000%	1/1/34	(1)	11,040	9,904
Chicago IL GO	5.500%	1/1/38	(1)	6,490	6,191
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11	(3)(Prere.)	1,950	2,061
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/25	(4)	21,525	20,075
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/26	(4)	17,600	16,334
Chicago IL Public Building Comm. GO	7.000%	1/1/20	(1)(ETM)	21,500	25,258
Chicago IL Water Rev.	5.750%	11/1/30	(2)	12,000	11,274
Illinois GO	5.375%	6/1/24	(3)	9,710	9,755
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20	(2)	24,000	27,449
					168,903
Indiana (0.4%)
Indiana Muni. Power Agency Rev.	6.125%	1/1/13	(1)(ETM)	11,355	12,090

Kansas (0.8%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31	(1)	7,500	5,918
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16	(1)	3,000	3,006
Overland Park KS Convention Center & Hotel Project	5.250%	1/1/32	(2)	20,000	16,569
					25,493
Kentucky (2.6%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/26	(2)	3,000	2,729
Kentucky Asset/Liability Comm. General Fund Rev.	2.276%	11/1/17	(3)	13,550	9,858
Kentucky Asset/Liability Comm. General Fund Rev.	2.396%	11/1/21	(3)	24,845	15,217
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31	(3)	51,960	52,316
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33	(3)	2,335	2,326
					82,446
Louisiana (2.2%)
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23	(3)	8,065	7,806

Louisiana GO	5.000%	10/15/11	(2)	20,015	20,942
Louisiana Univ. & Agriculture & Mechanical College Board	5.000%	7/1/31	(3)	10,000	8,420
New Orleans LA GO	0.000%	9/1/10	(2)	8,500	7,927
New Orleans LA GO	0.000%	9/1/11	(2)	10,475	9,291
New Orleans LA GO	0.000%	9/1/13	(2)	9,000	7,108
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/10	(4)(Prere.)	4,900	5,148
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/10	(4)(Prere.)	2,950	3,102
					69,744
Maryland (1.5%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/33		1,000	792
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/28	(11)	2,000	1,661
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/33	(11)	4,250	3,359
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(4)	30,055	26,563

Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/22	(3)	12,025	12,192
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/31	(2)	2,500	1,988
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/34	(1)(7)	3,000	2,205
					48,760
Massachusetts (2.9%)
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35		11,310	10,216
Massachusetts College Building Auth. Rev.	0.000%	5/1/17	(1)(ETM)	7,460	5,028
Massachusetts GO	7.000%	7/1/09	(3)(ETM)	7,430	7,658
Massachusetts GO	5.500%	11/1/12	(Prere.)	19,275	20,690
Massachusetts GO	5.500%	11/1/12	(Prere.)	14,155	15,194
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12	(2)	12,020	12,649
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/14	(1)	11,135	11,442
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14	(3)(Prere.)	10,000	10,804
					93,681
Michigan (2.7%)
Detroit MI GO	5.000%	4/1/15	(12)	2,875	2,938
Detroit MI GO	5.000%	4/1/16	(12)	3,015	3,058
Detroit MI GO	5.000%	4/1/17	(12)	3,170	3,181
Detroit MI Sewer System Rev.	5.750%	1/1/10	(3)(Prere.)	5,000	5,231
Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	7,180	7,716
Detroit MI Sewer System Rev.	5.000%	7/1/32	(4)	2,820	2,535
Michigan Trunk Line Rev.	5.000%	11/1/26	(1)	35,765	34,171
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22	(3)	25,000	27,431
					86,261
Minnesota (1.4%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/30	(2)	9,000	7,692
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/26	(4)	37,665	35,986
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/30	(4)	2,500	2,351
					46,029
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/36	(10)	10,000	7,788

Missouri (0.3%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/15	(1)	5,000	5,162
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/27	(2)(12)	5,535	4,978
					10,140
Nebraska (0.1%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/20		5,000	3,782

Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17	(2)	5,000	5,700
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31		11,710	9,341
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/23	(4)	5,000	4,932
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/25	(4)	10,255	9,990
					29,963
New Jersey (8.4%)

Atlantic County NJ Public Fac. COP	7.400%	3/1/12	(3)	4,335	4,850
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/14	(1)	10,185	11,342
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/15	(1)	10,820	12,107
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20	(2)	25,000	25,427
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	22,000	22,604
New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	4.750%	7/1/34	(12)	5,500	4,855
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	1,955	1,986
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/15	(1)	3,795	3,622
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14	(4)	10,685	10,830
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)(ETM)	2,570	2,782
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)	2,580	2,770
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15	(1)	7,000	7,406
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(1)	24,000	24,473
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(1)(12)	50,000	51,608
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22	(2)	13,500	13,406
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23	(2)	6,000	5,938
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13	(1)(ETM)	30,000	33,832
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	270	315
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)	790	895
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	3,940	4,389
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	23,500	14,328
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	10,585	11,278
					271,043

New Mexico (0.1%)
Farmington NM Util. System Rev.	5.750%	5/15/13	(3)(ETM)	1,220	1,226
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	3,000	3,175
					4,401
New York (4.1%)
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(1)	19,575	13,828
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13	(4)	11,000	9,111
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	12,000	13,277
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36		28,700	25,994
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27	(1)	17,000	17,836
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/32		11,000	10,240
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.700%	11/1/08	(1)	5,185	5,185
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/09	(1)	10,000	10,116
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10	(1)	3,325	3,361
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13	(2)(ETM)	7,345	7,994
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21	(2)	12,000	11,519
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22	(2)	5,000	4,766
					133,227
North Carolina (0.6%)
North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph's Health System)	5.125%	10/1/28	(1)	7,355	6,434
North Carolina Medical Care Comm. Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/17	(1)	13,750	12,661
					19,095
Ohio (0.9%)
Cleveland OH Airport System Rev.	5.000%	1/1/31	(4)	18,000	16,132
Ohio GO	7.625%	8/1/09		4,345	4,535
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38	(4)	8,125	7,133
					27,800
Oklahoma (0.2%)
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36		10,000	7,715

Oregon (0.5%)
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	6,565	6,960
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	3,175	3,366
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	6,190	6,562
					16,888
Pennsylvania (2.9%)
Norwin PA School Dist. GO	3.250%	4/1/31	(4)	8,915	5,631
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	9,970	11,269
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12	(2)(Prere.)	775	843
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15	(2)	20,030	20,735
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31	(4)	20,000	18,448
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10	(3)	15,000	15,784
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(3)	16,500	17,697
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14	(3)(ETM)	3,390	3,785
					94,192
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21	(1)	5,000	4,653
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(1)	2,930	2,701
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12	(2)LOC	40,000	39,347
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	159,500	6,645

					53,346
Rhode Island (0.2%)
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/23	(4)	2,565	2,264
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/24	(4)	2,975	2,601
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/32	(4)	3,000	2,687
					7,552
South Carolina (1.1%)
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26		10,580	9,717
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21	(2)	27,170	26,230
					35,947
Tennessee (0.5%)
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12	(2)	3,405	3,456
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	9/1/27	(4)	10,000	9,743
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12	(1)	1,685	1,787
					14,986

Texas (11.2%)
Brownsville TX Util. System Rev.	5.000%	9/1/20	(4)	10,055	9,878
Dallas County TX Util. & Reclamation Dist. GO	5.375%	2/15/29	(2)	5,000	4,614
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24	(2)	10,000	8,941
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25	(2)	10,000	8,850
Harris County TX GO	0.000%	10/1/15	(1)	17,545	12,907
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	4,975	4,975
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	36,600	36,600
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	4,000	4,000
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10	(1)(Prere.)	12,910	13,524
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32	(1)	10,000	8,573
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37	(1)	10,190	8,643
Houston TX GO	5.375%	3/1/11	(4)(Prere.)	6,485	6,869
Houston TX GO	5.375%	3/1/13	(4)	6,500	6,758
Houston TX GO	5.500%	3/1/15	(4)	8,440	8,798
Houston TX GO	5.500%	3/1/16	(4)	5,235	5,423
Houston TX Water & Sewer System Rev.	5.500%	12/1/16	(4)	7,000	7,381
Houston TX Water Conveyance System COP	6.800%	12/15/10	(2)	5,490	5,819
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15	(4)(Prere.)	3,055	3,392
Lubbock TX Independent School Dist. VRDO	4.000%	11/3/08	LOC	16,000	16,000
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/33	(2)	8,050	6,937
North Texas Tollway Auth. Rev.	5.125%	1/1/28	(1)	27,335	24,804
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/09	(4)	3,945	4,020
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/10	(4)	2,000	2,081
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/17	(4)	7,425	7,514
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/22	(4)	7,110	7,093
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36		15,000	12,109
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)	34,250	26,035
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	16,665	11,873
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	19,600	12,260
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/26	(2)	10,000	2,961
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/28	(2)	30,005	7,645
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/10	(2)(ETM)	6,000	5,811
Texas Water Dev. Board GO	5.750%	8/1/32		10,380	10,452
Texas Water Dev. Board Rev.	5.500%	7/15/21		9,825	9,938
Texas Water Finance Assistance GO	5.750%	8/1/11	(Prere.)	1,880	2,026
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13	(Prere.)	24,900	26,794
					362,298
Vermont (0.2%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34	(4)	7,500	6,473

Washington (2.4%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15	(1)	12,585	9,115
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/31	(4)	5,000	4,666
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/34	(4)	27,000	24,357
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	1.550%	11/3/08	(4)	40,500	40,500
					78,638
West Virginia (1.0%)

West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/11	(1)(ETM)	7,325	8,112
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/12	(1)(ETM)	7,840	8,892
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/41	(2)	18,830	14,351
					31,355
Wisconsin (0.5%)
Wisconsin Transp. Rev.	4.500%	7/1/26	(3)	17,470	15,189
Total Tax-Exempt Municipal Bonds (Cost $3,380,495)					3,192,520
Other Assets and Liabilities (1.3%)
Other Assets					55,919
Liabilities					(12,844)
					43,075
Net Assets (100%)					3,235,595

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	3,452,444
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(32,961)
Unrealized Appreciation (Depreciation)
Investment Securities	(187,975)
Futures Contracts	4,087
Net Assets	3,235,595

Investor Shares—Net Assets
Applicable to 74,516,440 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	837,993
Net Asset Value Per Share—Investor Shares	$11.25

Admiral Shares—Net Assets
Applicable to 213,201,033 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,397,602
Net Asset Value Per Share—Admiral Shares	$11.25

•  See Note A in Notes to Financial Statements.

1  Securities with a value of $4,293,000 have been segregated as initial margin for open futures contracts. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (0.3%)
East AL Health Care Auth. Rev. (Health Care Facs.)	5.000%	9/1/13		5,000	4,733
Univ. of Alabama Birmingham Hosp. Rev.	5.250%	9/1/25		3,500	2,998
					7,731
Arizona (1.9%)
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38		15,500	13,447
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13		2,415	2,561
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14		5,600	5,937
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15		5,025	5,310
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/16		7,015	7,365
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17		3,500	3,650
Arizona Transp. Board Highway Rev.	5.000%	7/1/24		5,000	4,994
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33		4,500	4,074
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,115	7,663
					55,001
California (14.5%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	5,000	1,257
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14	(4)	2,500	2,763
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31		4,300	3,968
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/27		7,560	7,281
California GO	6.250%	9/1/12		5,000	5,295
California GO	5.250%	11/1/21		2,000	1,989
California GO	5.000%	8/1/25	(4)	6,645	6,382
California GO	5.500%	8/1/26		10,000	9,977
California GO	5.125%	4/1/33		8,500	7,766
California GO	5.250%	3/1/38		38,150	35,005
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.625%	7/1/35		5,000	4,454
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/09	(Prere.)	5,000	5,294
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27		7,000	5,896
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38		4,000	3,277
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/16	(2)	11,370	11,388
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/27		10,405	9,714
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	5,000	5,451
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		5,000	5,405
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	6,000	6,310
California State Econ. Recovery Bonds	5.000%	7/1/15		15,200	15,900
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		25,000	25,547
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		25,000	25,617
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32		4,000	3,224
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		9,000	7,178
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	20,000	22,567

	Golden State Tobacco Securitization Corp. California	5.000%	6/1/33		10,000	6,201
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	20,000	21,359
	Los Angeles CA Community College Dist. GO	5.000%	8/1/28		6,600	6,335
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31	(4)	12,500	11,423
	Los Angeles CA USD GO	5.000%	7/1/25	(3)	10,000	9,553
	Modesto CA Irrigation Dist. COP	5.500%	7/1/35		5,700	5,224
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/19	(12)	4,000	4,059
	San Bernardino County CA Medical Center COP	5.500%	8/1/24	(1)	11,295	11,294
	San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	18,000	20,984
	San Diego CA USD GO	0.000%	7/1/13	(3)	7,160	5,868
	San Francisco CA City & County Public Util. Comm. Rev.	4.500%	11/1/31	(4)	6,000	4,898
	San Jose CA Redev. Agency	5.000%	8/1/20	(2)	11,415	10,901
	San Jose CA Redev. Agency	5.000%	8/1/27	(1)	5,000	4,488
	San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/15/33		5,000	4,454
	Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27	(4)	10,000	9,577
	Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/14		8,500	6,613
	Univ. of California Rev.	4.500%	5/15/26	(4)	10,000	8,904
	Univ. of California Rev.	4.500%	5/15/35	(4)	17,225	13,952
1	Ventura County CA Community College Dist. GO	5.500%	8/1/33		12,000	11,714
						416,706
Colorado (1.8%)
	Denver CO City & County Airport Rev.	6.000%	11/15/12	(1)	7,000	7,458
2	Douglas County CO School Dist. No. RE-1. (Douglas & Elbert Counties)	5.000%	12/15/16	(4)	12,565	13,182
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13	(1)	10,000	7,864
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16	(1)	10,185	6,567
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	5,000	2,534

E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20	(1)	15,165	7,128
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25	(1)	9,700	3,096
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30	(1)	16,500	3,574
					51,403
Connecticut (0.6%)
Connecticut State Health & Educ. Fac. Auth. (Quinnipiac Univ.) CP	5.000%	7/1/36	(2)	18,875	16,093

District of Columbia (0.3%)
District of Columbia GO	6.000%	6/1/11	(1)(ETM)	3,085	3,333
District of Columbia Rev. (Georgetown Univ.)	5.500%	4/1/36		5,000	4,481
					7,814
Florida (5.7%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	10,000	10,311
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22	(2)	12,995	12,490
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/21		8,610	8,175
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28		4,000	3,588
Florida Educ. System Fac. Rev.	5.000%	5/1/35	(1)	11,335	10,129
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		7,000	7,304
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		7,000	7,310
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	245	262
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	185	198
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16	(Prere.)	245	265
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/24		1,755	1,448
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/25		1,315	1,071
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36		9,755	7,553
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	1.200%	11/3/08	LOC	13,500	13,500
Key West FL Util. Board Election Rev.	5.000%	10/1/31	(1)	10,000	8,707
Lee County FL Hosp. Board of Directors Hosp. Rev. (Memorial Health System) VRDO	6.000%	11/7/08		5,700	5,700
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/09	(Prere.)	11,925	12,486
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29		8,000	5,905
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/39		5,000	3,705
Orange County FL School Board COP	5.000%	8/1/31	(3)	9,000	7,800
Polk County FL Public Fac. Rev.	5.000%	12/1/30	(1)	17,835	15,628
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	4,300	4,049
Sunrise FL Util. System Rev.	5.500%	10/1/18	(2)	12,000	12,270
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30		6,000	4,980
					164,834
Georgia (3.2%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(3)	7,750	7,926
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17	(3)	7,500	7,636
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22	(4)	10,000	9,728
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	4,450	4,562
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30	(4)	15,000	15,075
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33		3,000	2,687

	College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10	(ETM)	5,070	5,340
	Fulton County GA COP	6.000%	11/1/15	(2)	4,815	5,088
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		10,305	7,998
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/18		12,170	13,173
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/18		7,000	6,999
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/19		5,000	4,934
						91,146
Hawaii (0.2%)
	Hawaii GO	5.875%	10/1/10	(1)(Prere.)	3,220	3,427
	Hawaii GO	5.875%	10/1/10	(1)(Prere.)	2,860	3,043
						6,470
Idaho (0.2%)
1	Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.250%	12/1/33		6,000	5,808

Illinois (4.2%)
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16	(3)	8,500	6,050
	Chicago IL Board of Educ. GO	0.000%	12/1/13	(2)	5,000	4,005
	Chicago IL Board of Educ. GO	0.000%	12/1/14	(2)	5,000	3,781
	Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11	(ETM)	20,000	20,978
	Chicago IL Public Building Comm. GO	7.000%	1/1/20	(1)(ETM)	6,000	7,049
	Chicago IL Skyway Toll Bridge	5.500%	1/1/11	(2)(Prere.)	8,750	9,339
3	Illinois Educ. Fac. Auth. Rev. TOB VRDO	2.380%	11/7/08		7,685	7,685
	Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39		13,000	10,209
	Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37		11,000	8,943
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33		3,000	2,574
	Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37		5,000	3,966

Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,500	4,772
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10	(1)	4,680	4,864
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14	(1)	16,100	12,277
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12	(1)	5,795	5,084
Will County IL Community School Dist.	0.000%	11/1/13	(4)	10,000	8,070
					119,646
Indiana (1.2%)
Indiana Finance Auth. Rev. VRDO	5.000%	11/7/08		5,500	5,500
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26		3,475	2,734
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39		24,045	16,889
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11		9,275	9,793
					34,916
Kentucky (0.4%)
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16	(4)	5,820	6,052
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33	(3)	5,000	4,980
					11,032
Louisiana (2.0%)
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18	(2)	5,000	5,063
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24	(3)	6,880	6,607
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25	(3)	5,000	4,773
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27	(10)	5,000	4,718
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28	(10)	2,500	2,335
Louisiana GO	5.500%	5/15/14	(3)	4,180	4,324
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		20,000	15,271
New Orleans LA GO	0.000%	9/1/16	(2)	5,785	3,767
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37		16,000	9,943
					56,801
Maryland (1.8%)
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/09	(Prere.)	25,000	26,826
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(4)	6,100	5,391
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(2)	13,475	10,749
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10	(Prere.)	7,500	8,111
					51,077
Massachusetts (6.0%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21		15,000	17,022
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29	(1)	3,085	3,185
Massachusetts GO	5.375%	10/1/10	(Prere.)	10,000	10,458
Massachusetts GO	5.500%	12/1/23	(2)	3,055	3,245
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/32		21,125	17,961
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.750%	7/1/31		20,000	15,687
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38		2,000	1,348
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15		9,205	8,768
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/30	(3)	7,460	6,350
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30	(4)	13,160	12,473
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	7,295	7,575
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27	(3)	7,190	7,198

	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26		4,790	4,958
	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	32,000	36,336
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31	(2)	21,000	19,516
						172,080
Michigan (2.7%)
	Detroit MI Sewer System Rev.	5.750%	1/1/10	(3)(Prere.)	5,000	5,231
	Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	7,755	8,334
	Detroit MI Sewer System Rev.	5.125%	7/1/15	(1)(Prere.)	3,970	4,316
	Detroit MI Sewer System Rev.	5.500%	7/1/29	(3)	18,000	16,739
	Detroit MI Sewer System Rev.	5.000%	7/1/32	(4)	3,045	2,737
	Detroit MI Sewer System Rev.	5.125%	7/1/33	(1)	6,030	5,285
	Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/24	(1)	7,500	7,737
	Michigan Building Auth. Rev.	5.500%	10/15/16		5,500	5,713
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46		14,000	10,418
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	7,980	8,574
	Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42		5,000	3,718
						78,802
Mississippi (0.3%)
	Warren County MS Golf Opportunity Zone Rev.	6.500%	9/1/32		10,000	7,893

Missouri (0.8%)
	Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35		3,500	2,336
1	Missouri Health & Educ. Fac. Auth. (Washington Univ.)	5.375%	3/15/39		8,000	7,970
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev.	5.000%	6/1/36		4,000	3,301

	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29		3,500	2,801
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33		3,500	2,870
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal—Presbyterian Hosp.)	5.500%	12/1/16	(4)	4,195	4,307
						23,585
Nebraska (0.8%)
	Omaha NE Public Power Dist. Electric Rev.	5.000%	2/1/39		20,075	17,770
1	Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/39		5,000	4,821
						22,591
Nevada (1.2%)
	Clark County NV School Dist. GO	5.000%	6/15/13		12,305	13,029
	Clark County NV School Dist. GO	5.000%	6/15/14		8,295	8,779
	Clark County NV School Dist. GO VRDO	1.200%	11/3/08	(4)	6,900	6,900
	Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		2,000	1,791
	Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11	(4)(Prere.)	5,000	5,347
						35,846
New Hampshire (0.8%)
	Manchester NH General Airport Rev.	5.625%	1/1/10	(4)(Prere.)	23,000	23,896

New Jersey (3.9%)
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28	(1)	10,680	10,874
	Garden State Preservation Trust New Jersey	5.750%	11/1/28	(4)	10,000	10,849
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		10,000	7,927
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26	(2)	10,000	10,228
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27	(3)	9,000	9,084
	New Jersey Educ. Fac. Auth. Rev. (New Jersey City Univ.)	5.000%	7/1/35	(12)	6,500	6,013
1	New Jersey Housing & Mortgage Finance Agency Rev.	6.500%	10/1/38		2,330	2,352
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(4)(ETM)	1,370	1,483
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(4)	260	279
	New Jersey Transp. Corp. COP	6.000%	9/15/10	(2)(Prere.)	13,000	13,838
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22	(2)	5,000	4,965
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(3)	5,795	5,982
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	15,000	5,519
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	19,000	6,516
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	2,060	2,140
	New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	11,000	6,707
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26		10,000	7,140
						111,896
New Mexico (0.8%)
	New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21	(1)	10,000	10,106
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	3,000	3,175
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11	(Prere.)	10,000	10,649
						23,930
New York (10.1%)
	Babylon NY Waste Water Fac. GO	9.000%	8/1/09	(3)	2,800	2,937
	Babylon NY Waste Water Fac. GO	9.000%	8/1/10	(3)	4,900	5,382
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26	(4)	4,200	4,284
	Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35		25,690	20,809
	Metro. New York Transp. Auth. Rev.	4.500%	11/15/38		24,060	18,814
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10	(1)(Prere.)	4,675	4,933
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	4,165	4,608
	New York City NY GO	5.250%	8/1/12		8,535	8,946
	New York City NY GO VRDO	1.200%	11/3/08		33,200	33,200

New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39		5,000	4,498
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.050%	11/3/08		6,100	6,100
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10	(Prere.)	265	283
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34		20,000	17,645
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/24	(2)	10,000	9,862
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25	(2)	10,000	10,372
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20	(1)	7,500	7,757
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11		5,575	6,075
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27		5,000	4,757
New York State Urban Dev. Corp. Rev.	5.000%	1/1/23		7,785	7,434
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/25	(1)	6,965	7,303
Suffolk NY TOB Asset Securitization Corp. Rev.	0.000%	6/1/44		5,500	3,448
Suffolk NY TOB Asset Securitization Corp. Rev.	6.000%	6/1/48		4,000	3,063
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/14		12,770	12,807
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/15		20,000	20,156
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		15,410	15,519

	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20		12,565	12,569
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17		5,000	5,227
	Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21	(ETM)	10,000	11,136
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38		12,500	11,919
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	4.500%	11/7/08		8,000	8,000
						289,843
North Carolina (2.6%)
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	4.500%	1/15/25		7,000	5,886
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47		9,000	7,213
	North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10	(ETM)	4,935	5,204
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/23		5,000	4,304
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/22	(4)	6,500	6,455
	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/34		15,000	12,606
	North Carolina Medical Care Comm. Health Care Fac. Rev.
	(Deerfield Episcopal Retirement Community)	6.125%	11/1/38		2,500	2,074
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/16		10,000	10,148
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/17		15,000	15,068
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/20		4,000	3,849
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	1,220	1,314
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16		1,780	1,873
						75,994
Ohio (2.6%)
	American Muni. Power Ohio Inc.	5.000%	2/15/38		8,000	6,971
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		13,985	10,908
	Cincinnati OH City School Dist. GO	5.250%	12/1/27	(3)	14,900	14,687
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/16		3,000	3,038
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/17		2,260	2,277
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21		8,000	7,686
	Ohio Common Schools GO	5.000%	3/15/14		7,020	7,395
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		10,000	7,660
	Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28		4,000	3,590
3	Ohio State Higher Educ. Fac. TOB VRDO	1.830%	11/7/08		3,700	3,700
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38		3,500	2,954
	Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33	(4)	3,000	2,686
						73,552
Oregon (0.5%)
	Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/22		14,880	13,672

Pennsylvania (3.8%)
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31		11,420	7,403
	Northampton County PA General Purpose Auth. Univ. Rev. (St. Lukes Hosp. Project)	5.500%	8/15/35		2,500	1,801
	Northampton County PA General Purpose Auth. Univ. Rev. (St. Lukes Hosp. Project)	5.500%	8/15/40		3,500	2,469
	Pennsylvania GO	5.000%	9/1/14	(4)	5,000	5,338
	Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33		5,000	4,786
	Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36		4,000	3,613
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38	(12)	14,000	12,533
	Philadelphia PA GO	5.250%	8/1/17	(4)	12,665	13,017

	Philadelphia PA GO	5.000%	8/1/18	(4)	17,440	17,392
1	Philadelphia PA School Dist. GO	6.000%	9/1/38		7,000	6,810
	Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10	(3)	20,000	21,045
	Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13	(3)(ETM)	4,455	4,908
	Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13	(3)	5,545	5,835
	Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11	(Prere.)	1,725	1,878
	Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21		610	566
						109,394
Puerto Rico (1.7%)
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14	(1)	2,000	2,032
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/28		5,000	4,288
	Puerto Rico GO	6.000%	7/1/27	(1)	7,000	6,823
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/34	(2)	15,305	2,657
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14	(Prere.)	7,205	7,714
	Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	940	1,029
	Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	10,060	10,814
	Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	10,000	9,884
	Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47	(2)	45,000	3,157
	Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	25,000	1,041
	Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		22,200	834
						50,273

South Carolina (3.3%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28		20,000	18,772
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12	(Prere.)	7,750	8,630
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15	(3)(ETM)	2,035	2,357
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15	(3)	12,210	13,272
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10	(Prere.)	5,000	5,545
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	2,080	2,270
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30		7,920	6,713
South Carolina Public Service Auth. Rev.	5.500%	1/1/38		10,000	9,539
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20	(2)	20,840	20,326
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38	(4)	6,610	6,232
					93,656
Tennessee (0.7%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.500%	4/1/33		8,000	6,533
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/31		14,000	12,308
					18,841
Texas (11.5%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17	(3)	4,900	3,117
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28	(1)	6,665	6,284
Dallas TX Area Rapid Transit Rev.	5.250%	12/1/48		10,000	9,335
Harris County TX GO	0.000%	10/1/14	(1)	5,550	4,312
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	19,950	19,950
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.800%	11/7/08		22,500	22,500
Harris County TX Rev.	5.000%	8/15/22		2,000	1,972
Houston TX GO	5.750%	9/1/10	(4)(Prere.)	4,105	4,352
Houston TX GO	5.750%	9/1/10	(4)(Prere.)	2,735	2,900
Houston TX GO	5.750%	3/1/14	(4)	260	271
Houston TX GO	5.750%	3/1/15	(4)	265	277
Houston TX GO	5.750%	3/1/16	(4)	395	412
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/18	(2)	16,285	9,431
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/21	(2)	22,720	10,640
Houston TX Water & Sewer System Rev.	0.000%	12/1/12	(2)	20,500	17,369
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	10	10
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	65	67
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/09	(4)(Prere.)	30	31
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11	(4)	12,575	12,908
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16	(4)	27,425	28,016
North Texas Tollway Auth. Rev.	6.125%	1/1/31		4,000	3,684
North Texas Tollway Auth. Rev.	5.625%	1/1/33		30,000	26,853
Round Rock TX Independent School Dist. GO	0.000%	8/15/11	(1)	5,000	4,530
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	11,435	11,927
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	10,000	10,682
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		15,500	15,095
San Antonio TX Electric & Gas Rev.	5.000%	2/1/32		15,000	13,764
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20		17,000	19,335
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)(ETM)	940	780
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)	38,730	31,239
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)(ETM)	335	250
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	16,405	11,688
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)(ETM)	800	529
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	39,170	24,501
					329,011
Utah (1.4%)

Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/21		17,395	17,422
Utah Transit Auth. Sales Tax Rev. VRDO	0.950%	11/3/08	LOC	22,460	22,460
					39,882
Vermont (0.2%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34	(4)	7,500	6,473

Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10	(Prere.)	5,000	5,430

Virginia (0.8%)
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37		10,000	8,056
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	10,000	10,929
Winchester VA IDA Hosp. Rev. (Valley Health System)	5.250%	1/1/37		5,000	4,282
					23,267

Washington (2.0%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/09	(1)	10,950	10,777
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/14	(1)	5,000	3,840
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/17	(1)	11,685	7,439
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/18	(1)	10,000	5,901
Port of Seattle WA Rev.	5.625%	8/1/10	(1)(Prere.)	7,735	8,167
Washington GO	6.750%	2/1/15	3,450	3,805
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38	(4)	5,000	4,754
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43	(12)	5,490	5,041
Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18	7,000	6,471
56,195
West Virginia (0.4%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/14	(1)(ETM)	8,975	10,546

Wisconsin (1.2%)
Wisconsin Clean Water Rev.	6.875%	6/1/11	20,500	21,664
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/36	15,000	12,279
33,943
Total Tax-Exempt Municipal Bonds (Cost $3,003,451)	2,826,969
Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
4	Vanguard Municipal Cash Management Fund (Cost $40,002)	1.701%	40,002,263	40,002
Total Investments (100.0%) (Cost $3,043,453)	2,866,971
Other Assets and Liabilities (0.0%)
Other Assets	48,152
Liabilities	(48,492)
(340)
Net Assets (100%)	2,866,631

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	3,069,688
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(29,657)
Unrealized Appreciation (Depreciation)
Investment Securities	(176,482)
Futures Contracts	3,082
Net Assets	2,866,631

Investor Shares—Net Assets
Applicable to 68,037,202 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	686,298
Net Asset Value Per Share—Investor Shares	$10.09

Admiral Shares—Net Assets
Applicable to 216,150,504 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,180,333
Net Asset Value Per Share—Admiral Shares	$10.09

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2008.

2  Securities with a value of $7,554,000 have been segregated as initial margin for open futures contracts.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $11,385,000, representing 0.4% of net assets.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.9%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/39		19,855	16,117
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/13	(Prere.)	3,000	3,336
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/29		9,500	7,653
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/25		10,000	6,443
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28		17,000	13,162
					46,711
Arizona (2.2%)
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38		11,500	9,977
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/10		4,250	4,068
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/37		7,000	4,267
Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10		17,500	17,962
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32		10,200	8,260
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/09		16,500	16,473
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33		8,000	7,243
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27		22,000	14,979
Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32		10,000	6,238
Univ. of Arizona Board of Regents	6.200%	6/1/16		26,660	29,082
					118,549
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15	(1)	3,450	3,745

California (12.6%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	1,670	1,808
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	830	899
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	30	33
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	85	92
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15		3,290	3,458
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/28		5,375	5,139
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/29		11,435	10,794
California GO	5.000%	11/1/21		29,045	28,215
California GO	5.125%	2/1/25		13,975	13,387
California GO	4.500%	12/1/32	(4)	15,000	12,138
California GO	5.125%	4/1/33		16,500	15,074
California GO	4.500%	10/1/36		56,500	43,031
California GO	5.000%	6/1/37		10,500	9,267
California GO	5.250%	3/1/38		9,000	8,258
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38		6,000	4,915
California Housing Finance Agency Home Mortgage Rev.	5.500%	2/1/42		24,415	21,928

California Housing Finance Agency Home Mortgage Rev. VRDO	1.000%	11/3/08		13,300	13,300
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17		32,155	24,945
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25		3,000	2,180
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27		6,185	4,137
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21		7,675	7,324
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22		5,000	4,733
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23		2,870	2,694
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/19		7,000	7,115
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(1)	25,000	26,614
California State Econ. Recovery Bonds	5.250%	7/1/12		10,000	10,607
California State Econ. Recovery Bonds	5.250%	7/1/14		30,000	32,008
California State Univ. Rev. Systemwide	5.000%	11/1/20	(2)	20,995	21,099
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32		8,000	6,448
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		28,000	22,333
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27		20,000	16,290
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29		2,170	1,577
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35		2,710	1,879
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28	(1)	25,000	23,957
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26		750	576
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36		2,000	1,391
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13	(Prere.)	890	988
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13	(Prere.)	885	994
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13	(Prere.)	890	1,006
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13	(Prere.)	3,555	4,024
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13	(Prere.)	2,670	3,028
Los Angeles CA Community College Dist. GO	5.000%	8/1/24		3,430	3,382
Los Angeles CA Community College Dist. GO	5.000%	8/1/25		4,620	4,532
Los Angeles CA Community College Dist. GO	5.000%	8/1/27		6,215	6,009
Los Angeles CA Dept. of Airports International Airport Rev.	5.375%	5/15/30		15,000	13,121
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	(4)	11,175	10,832
Modesto CA Irrigation Dist. COP	5.500%	7/1/35		11,300	10,356

	Napa Valley CA USD Election GO	4.500%	8/1/37	(4)	12,035	9,692
1	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/20	(12)	9,305	9,311
	Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/37		15,000	9,959
	Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38		23,000	17,098
	Redding CA Electric System COP	5.000%	6/1/30	(4)	7,500	6,914
	San Bernardino County CA Medical Center COP	7.000%	8/1/20		12,180	13,069
	San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	25,220	29,400
	San Diego CA USD GO	5.500%	7/1/19	(1)	10,140	10,766
	San Diego CA USD GO	5.500%	7/1/21	(1)	12,725	13,183
	San Diego CA USD GO	4.500%	7/1/29	(4)	10,870	9,297
	San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/33	(2)	10,000	9,304
	San Francisco CA City & County International Airport Rev.	5.750%	5/1/19		20,295	18,955
	San Francisco CA City & County International Airport Rev.	5.750%	5/1/20		26,405	24,316
	San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/09	(1)	3,000	2,984
	San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25	(1)	12,900	4,455
	Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/13	(Prere.)	3,000	3,379
	Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27	(4)	10,000	9,577
	Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/20		10,505	10,381
	West Contra Costa CA USD	6.000%	8/1/27		3,000	2,963
						682,918
Colorado (4.2%)
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/11	(Prere.)	10,000	10,605
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	3,000	3,202
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	8,200	8,752
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(ETM)	7,775	8,315
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	5,130	5,475
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	5,215	5,566
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/38		25,000	18,297
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/41		10,000	8,170
	Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/26		1,000	738
	Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/37		2,250	1,525
	Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/25		15,500	11,985
	Denver CO City & County Airport Rev.	5.000%	11/15/12	(3)	4,205	4,122
	Denver CO City & County Airport Rev. PUT	5.250%	5/15/10		15,000	15,083
	Denver CO City & County Airport Rev. PUT	5.250%	5/15/11		10,000	10,077
	Denver CO City & County Single Family Mortgage Rev.	5.550%	12/1/39		5,349	4,725
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09	(1)	14,195	13,825
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(1)	7,185	6,690
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12	(1)	26,795	22,359
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13	(1)	5,000	3,932
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14	(1)	8,000	5,907
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15	(1)	5,000	3,455

E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18	(1)	5,000	2,761
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(1)	29,225	10,060
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25	(1)	14,900	4,756
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27	(1)	36,465	9,962
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29	(1)	56,600	13,283
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30	(1)	14,200	3,076
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(4)(Prere.)	10,000	9,492
					226,195
Connecticut (0.8%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28		35,250	27,713
Connecticut GO	5.375%	4/15/12	(Prere.)	7,180	7,648
Connecticut GO	5.375%	4/15/12	(Prere.)	10,000	10,651
					46,012
Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38		4,645	4,255

District of Columbia (0.4%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30	(2)	12,815	12,948
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13	(1)	2,500	2,518
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16	(1)	2,775	2,712
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17	(1)	2,000	1,928
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18	(1)	2,000	1,893
					21,999
Florida (7.8%)
Alachua County FL IDR (North Florida Retirement Village)	5.625%	11/15/22		5,000	3,729
Alachua County FL IDR (North Florida Retirement Village)	5.875%	11/15/36		10,000	6,796
Beacon Lakes FL Community Dev.	6.900%	5/1/35		16,585	13,159
Brevard County FL School Board COP	5.000%	7/1/27	(2)	12,895	11,578
East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/11		3,190	2,963

Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27		6,000	4,165
Florida Board of Educ. Public Educ. Capital Outlay	4.500%	6/1/36	(4)	27,860	22,327
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/20		8,175	7,853
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28		8,185	7,342
Florida Housing Finance Agency Rev.	5.750%	1/1/37		27,955	25,428
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/37		13,155	11,966
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/48		15,000	13,450
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		14,000	14,602
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16	(Prere.)	365	395
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36		14,435	11,176
Hillsborough County FL Aviation Auth. Rev.	5.375%	10/1/33	(12)	5,330	4,260
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34		5,185	3,692
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/36		7,000	4,772
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41		10,000	6,976
Hillsborough County FL IDA (Univ. Community Hosp.)	5.625%	8/15/29		7,000	5,493
Hillsborough County FL School Board COP (Master Lease Program) VRDO	1.250%	11/3/08	(1)LOC	34,200	34,200
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36		14,400	11,382
Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/15		6,680	4,909
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09	(Prere.)	1,475	1,548
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09	(Prere.)	1,000	1,050
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/36		2,500	1,598
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	(1)	84,000	74,584
Miami-Dade County FL Aviation - Miami International Airport	5.125%	10/1/24	(1)	18,575	15,263
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/38	(11)	8,770	6,241
Miami-Dade County FL School Board COP	5.250%	10/1/18	(3)	7,915	7,915
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	20,000	17,410
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/09	(Prere.)	1,190	1,230
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/09	(Prere.)	2,000	2,083
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/20		1,100	825
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/26		1,000	710
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/12		6,000	5,541
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/32		1,200	790
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/38		1,500	952
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/10		370	361
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/26		3,000	2,470

Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17	(ETM)	2,200	2,489
Palm Beach County FL Airport System Rev.	5.750%	10/1/12	(1)(ETM)	2,340	2,566
Palm Beach County FL Airport System Rev.	5.750%	10/1/12	(1)	7,220	7,652
Palm Beach County FL Airport System Rev.	5.750%	10/1/14	(1)(ETM)	2,060	2,301
Palm Beach County FL Airport System Rev.	5.750%	10/1/14	(1)	6,440	6,862
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/11		2,245	2,047
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	8,700	8,193
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30		18,000	14,941
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15	(3)	1,180	1,250
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16	(3)	1,720	1,814
					423,299
Georgia (1.1%)
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33		5,000	4,478
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10		5,000	5,217
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/17	(1)	5,000	5,214
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/34		2,000	1,439
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26		4,750	3,855
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/15	(1)(Prere.)	95	108
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18	(1)	4,060	4,346
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18	(1)(ETM)	845	969
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18		5,000	4,194
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19		15,000	12,249
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/28		12,195	8,641
Marietta GA Dev. Auth. Rev.	7.000%	6/15/30		4,000	3,345
Marietta GA Dev. Auth. Rev.	7.000%	6/15/39		6,000	4,881
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/27		3,000	2,062
					60,998
Guam (0.6%)
Guam Govt. GO	5.000%	11/15/23		7,500	5,637
Guam Govt. GO	5.125%	11/15/27		7,400	5,206
Guam Govt. GO	5.250%	11/15/37		22,500	14,996
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/25		2,000	1,607
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/35		5,000	3,702
					31,148

Hawaii (0.4%)
Hawaii Dept. of Budget & Finance Surplus Purpose Rev.	8.000%	11/15/33		8,750	8,222
Honolulu HI City & County GO	5.250%	7/1/12	(3)	4,950	5,266
Honolulu HI City & County GO	5.000%	7/1/22	(3)	3,000	3,014
Honolulu HI City & County Waste Water GO	0.000%	7/1/17	(3)	6,000	3,776
Honolulu HI City & County Waste Water GO	0.000%	7/1/18	(3)	2,000	1,166
					21,444
Idaho (0.1%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/29		3,100	2,781
Madison County ID Hosp. Rev.	5.250%	9/1/37		1,650	1,129
					3,910
Illinois (3.3%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/29	(3)	20,085	6,121
Chicago IL GO	5.125%	1/1/09	(3)(Prere.)	100	101
Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,795	7,567
Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,445	7,237
Chicago IL GO	0.000%	1/1/26	(1)	2,755	2,482
Chicago IL GO	0.000%	1/1/27	(1)	2,630	2,363
Chicago IL GO	5.125%	1/1/29	(3)	6,730	6,362
Chicago IL Midway Airport Rev.	5.500%	1/1/14	(4)	6,410	6,381
Chicago IL Midway Airport Rev.	5.500%	1/1/15	(4)	4,760	4,674
Chicago IL Midway Airport Rev.	5.500%	1/1/16	(4)	7,135	6,913
Chicago IL Midway Airport Rev.	5.500%	1/1/17	(4)	7,525	7,186
Chicago IL Midway Airport Rev.	5.500%	1/1/18	(4)	7,940	7,476
Chicago IL Public Building Comm. GO	7.000%	1/1/15	(1)(ETM)	5,925	6,508
Chicago IL Public Building Comm. GO	7.000%	1/1/20	(1)(ETM)	10,000	11,748
Chicago IL Water Rev.	5.250%	11/1/38		15,000	13,481
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/10		9,750	9,593
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/14	(Prere.)	500	546
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39		27,000	21,203
Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37		19,000	15,447
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33		6,000	5,149
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37		17,000	13,484
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/36		3,000	1,909
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35		4,000	2,200
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/11	(2)	3,105	3,138
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/18	(2)	2,500	2,460
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42	(1)	10,000	9,446
					181,175
Indiana (2.3%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/23	(ETM)	19,400	23,264
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11		8,605	9,086
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/17		21,000	16,865
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14		21,500	23,259
Indianapolis IN Local Public Improvement Rev. VRDO	7.000%	11/7/08	(4)	50,000	50,000
					122,474
Iowa (0.3%)
Tobacco Settlement Financing Corp. Iowa Rev.	5.600%	6/1/34		25,000	17,308

Kansas (0.9%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/26		2,000	1,513
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/38		2,000	1,397
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/11	(Prere.)	9,000	9,897

Overland Park KS Convention Center & Hotel Project	9.000%	1/1/11	(Prere.)	21,100	23,776
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/26		1,000	775
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/31		1,000	743
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36		15,830	11,925
					50,026
Kentucky (1.0%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/17	(2)	8,000	7,929
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/21	(2)	2,000	1,880
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17	(1)	7,500	7,641
Kentucky Housing Corp. Rev.	5.250%	7/1/32		10,130	8,953
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15	(4)	5,300	5,677
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17	(2)	6,000	6,200
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30		16,000	14,033
					52,313

Louisiana (2.3%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/10		5,000	5,008
East Baton Rouge LA Mortgage Fin. Auth. Single Family Rev.	5.400%	4/1/38		2,805	2,763
Ernest N. Morial - New Orleans LA Exhibit Hall Special Tax	5.000%	7/15/13	(2)(Prere.)	27,000	28,944
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38		9,860	9,071
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		44,000	33,385
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37		66,000	41,016
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39		10,000	7,113
					127,300
Maine (0.1%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19		9,250	7,681

Maryland (2.4%)
Baltimore MD Special Obligation Rev.	7.000%	9/1/38		8,000	6,256
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41		12,125	11,029
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/16		3,000	2,542
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/31		12,000	7,154
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/31		2,000	1,240
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	4.750%	1/1/13		10,000	8,813
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17		11,500	9,002
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(4)	30,000	26,515
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10	(Prere.)	15,000	16,221
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11	(Prere.)	8,070	8,527
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11	(Prere.)	15,500	16,378
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11	(Prere.)	3,930	4,203
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12	(Prere.)	3,000	3,274
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12	(Prere.)	6,500	7,094
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20		420	332
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35		2,000	1,401
					129,981
Massachusetts (2.1%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09		2,000	2,009
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/38		30,000	20,690
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38		2,000	1,348
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15		22,500	21,431
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	7/15/35		13,110	12,678
Massachusetts Health & Educ. Fac. Auth. Rev. (Museum Fine) VRDO	0.700%	11/3/08		14,700	14,700

Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11		4,395	4,588
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32		17,000	14,905
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/15	(1)	7,535	7,683
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14	(3)(Prere.)	15,000	16,206
					116,238
Michigan (1.2%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/12	(Prere.)	11,000	12,042
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/32		4,900	3,852
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46		44,500	33,116
Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48		9,775	6,331
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42		10,000	7,436
					62,777
Minnesota (0.5%)
Dakota County MN Community Dev. Agency Multifamily Housing Rev. (Highview Hills)	7.000%	8/1/45		8,000	6,243
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/28		4,500	3,883
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/37		16,000	13,015
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.750%	7/1/30		5,000	4,343
					27,484
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/31	(10)	11,365	9,244
Mississippi Home Corp. Single Family Rev.	5.500%	6/1/38		3,800	3,478
					12,722
Missouri (1.6%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35		9,000	6,008
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.	5.000%	6/1/36		8,000	6,602
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29		6,500	5,202
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33		6,500	5,329
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/16	(1)	7,000	6,864
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/37		10,680	10,161
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/38		4,375	4,112

Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/38		8,270	7,622
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/28	(1)	5,000	4,248
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/27	(1)	10,000	9,108
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/28	(1)	10,000	9,021
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/29	(1)	6,000	5,366
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37		11,000	7,540
					87,183
Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/37		5,935	5,511

Nebraska (0.6%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/11	(2)(Prere.)	5,500	5,840
Nebraska Public Power Dist. Rev.	5.000%	1/1/38		6,500	5,665
Washington County NE Ind. Dev. Rev. (Cargill Dow Polymers LLC) VRDO	2.400%	11/3/08	LOC	20,000	20,000
					31,505
Nevada (0.5%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/09		12,500	12,406
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31		11,750	9,372
Sparks NV Local Improvement Dist. Rev.	6.500%	9/1/20		3,435	3,050
Sparks NV Local Improvement Dist. Rev.	6.750%	9/1/27		3,785	3,221
					28,049
New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/09		20,925	20,972

New Jersey (5.1%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09		5,000	5,017
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/09		1,500	1,508
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/19		2,000	1,621
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/29		7,500	5,510
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29		10,000	7,427
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29		2,000	1,438
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26		2,000	1,358
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36		2,000	1,238
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29		20,000	15,522
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31		6,500	4,791
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14	(Prere.)	2,250	2,562
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14	(Prere.)	30,500	34,724
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15		825	712
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25		710	527
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37		1,230	843
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24	(1)	18,055	17,902

New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/31		10,000	7,522
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19	(2)	25,000	26,255
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/12		14,000	11,481
New Jersey Educ. Fac. Auth. Rev. (Richard Stockton College)	5.375%	7/1/38		3,395	3,102
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(ETM)	2,050	2,219
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13		2,065	2,217
New Jersey Transp. Corp. COP	5.750%	9/15/15		26,620	27,240
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		14,000	14,226
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23	(3)	10,000	10,350
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	30,000	11,037
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	(4)	5,370	5,384
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	21,495	13,106
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23		8,595	6,921
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26		46,750	33,377
					277,137
New Mexico (1.2%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26		8,000	7,804
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	11,000	11,642
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11	(Prere.)	27,550	29,338
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/38		8,945	8,245
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/39		6,350	5,766
					62,795
New York (7.8%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20	(4)	5,000	5,223
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21	(4)	3,745	3,873
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22	(4)	4,500	4,624
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(1)	16,500	11,656
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12	(4)	10,000	8,693

	Long Island NY Power Auth. Electric System Rev.	5.000%	9/1/35		10,500	9,272
	Metro. New York Transp. Auth. Rev.	5.125%	11/15/31		12,205	11,136
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	9,000	9,957
	Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14		15,460	16,280
	Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15		17,815	18,684
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18	(2)	5,000	5,108
	Nassau County NY IDA Continuing Care Retirement Rev.	6.500%	1/1/27		2,500	2,037
	Nassau County NY IDA Continuing Care Retirement Rev.	6.700%	1/1/43		9,000	7,084
	New York City NY GO VRDO	1.200%	11/3/08		7,700	7,700
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		3,250	3,009
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		3,500	3,173
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		4,500	4,017
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		4,000	3,532
	New York City NY IDA Special Fac. Rev.	7.750%	8/1/31		15,000	10,313
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	(1)	24,635	22,100
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/38		11,250	9,019
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34		10,000	8,822
	New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10		2,105	2,201
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/19	(2)	10,000	10,610
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22	(4)	5,500	5,473
	New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13		13,380	15,419
	New York State Dormitory Auth. Rev. Non State Supported Debt
	(Long Island Jewish Obligated Group)	2.606%	5/1/18		23,280	17,344
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24		4,250	3,121
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37		8,750	6,173
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10	(1)	7,195	7,274
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/11	(1)	6,470	6,534
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/12	(1)	8,135	8,200
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20	(2)	20,000	21,026
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/22		10,410	10,020
	Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12		16,000	14,902
	Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13		12,500	11,424
	Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/14		3,000	2,703
	Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35		25,000	23,485
2	Port Auth. of New York & New Jersey Rev. TOB VRDO	2.550%	11/7/08	(4)	3,050	3,050
	Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.250%	12/1/08	(1)	4,000	4,001
	Suffolk NY TOB Asset Securitization Corp. Rev.	5.375%	6/1/28		6,500	5,021
	Suffolk NY TOB Asset Securitization Corp. Rev.	0.000%	6/1/44		4,500	2,821
	Suffolk NY TOB Asset Securitization Corp. Rev.	6.000%	6/1/48		3,500	2,680
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20	(1)	10,000	10,406
	Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/10		4,545	4,669
	Ulster County NY IDA Rev.	6.000%	9/15/37		10,500	7,494
	Ulster County NY IDA Rev.	6.000%	9/15/42		7,000	4,892
	Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25		11,500	9,750
	Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30		20,000	16,532
						422,537
North Carolina (2.2%)

Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.250%	1/15/24		6,750	6,365
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47		8,000	6,412
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		17,455	17,743
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		6,000	6,083
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15		8,000	8,026
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16		3,000	2,982
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17		2,000	1,954
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/38		3,890	3,637
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/38		8,845	8,112
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/35		9,500	6,475
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10	(Prere.)	4,000	4,340
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10	(Prere.)	15,000	16,392
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/23		1,850	1,335
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/30		1,155	741
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38		4,500	3,733
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27		2,750	2,043
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33		3,000	2,064
North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/09	(Prere.)	13,000	13,737
North Carolina Medical Care Comm. Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/32		3,500	2,162
North Carolina Muni. Power Agency Rev.	5.500%	1/1/15	(1)	3,500	3,622
					117,958
Northern Mariana Islands (0.2%)
Northern Mariana Islands GO	7.375%	6/1/10	(Prere.)	10,500	11,316

Ohio (3.5%)
American Muni. Power Ohio Inc.	5.000%	2/15/38		17,000	14,814
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/12		27,000	24,925
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		7,000	6,290
Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/37		50,000	24,858
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/08	(9)(ETM)	4,615	4,627
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/09	(9)(ETM)	3,850	3,998
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	2.500%	11/3/08	LOC	23,000	23,000
Ohio Air Quality Dev. Auth. PCR PUT	4.850%	5/1/12	(1)	13,500	13,275
Ohio Common Schools GO	4.500%	9/15/25		13,700	12,289
Ohio GO	4.500%	9/15/22	(1)	5,000	4,575
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32		3,595	3,357
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41		15,750	13,504
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		16,000	12,255
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.350%	11/1/08	(Prere.)	2,500	2,525
Ross County OH Hosp. Fac. Rev. (Adena Health System)	5.750%	12/1/35		7,000	5,936
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38		6,500	5,486
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/13		14,750	14,842
					190,556
Oklahoma (1.2%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/25		2,000	1,495
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/38		7,500	5,099
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36		6,015	5,585
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37		4,080	3,798
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37		5,790	5,076
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37		8,665	7,638
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20	(2)	4,250	4,222
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21	(2)	4,510	4,441
Oklahoma State Muni Power Auth. Power Supply System Rev.	6.000%	1/1/38		4,500	4,475
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36		12,000	9,258
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.650%	12/1/08		15,500	15,384
					66,471
Oregon (0.1%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/21		5,000	4,685
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/20	(ETM)	1,405	1,469
					6,154
Pennsylvania (3.4%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/11	(1)	6,000	6,091
Bucks County PA IDA Retirement Community Rev. (Ann's Choice)	6.250%	1/1/35		3,000	2,145

	Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		15,000	14,583
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/23		27,700	26,880
	Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.250%	7/1/26		1,250	1,010
	Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.375%	7/1/30		1,000	786
	Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.500%	7/1/40		2,750	2,122
	Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/20		1,000	750
	Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/26		500	344
	Montgomery County PA IDA Auth. Retirement Community Rev.
	(ACTS Retirement—Life Communities Obligated Group	5.000%	11/15/22		3,000	2,380
	Northampton County PA General Purpose Auth. Univ. Rev. (St. Lukes Hosp. Project)	5.500%	8/15/35		5,000	3,603
	Northampton County PA General Purpose Auth. Univ. Rev. (St. Lukes Hosp. Project)	5.500%	8/15/40		6,500	4,585
	Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14	(2)	6,000	5,780
	Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15	(2)	3,500	3,323
	Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18	(2)	10,500	9,114
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/36		10,000	6,629
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/14	(2)	10,000	10,489
	Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.400%	7/1/22	(3)	10,000	8,647
	Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14	(4)	10,000	9,976
3	Philadelphia PA School Dist. GO	6.000%	9/1/38		13,000	12,647
	Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(3)	21,500	23,059
	Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	2.533%	12/1/17		37,930	28,447
						183,390
Puerto Rico (3.5%)
	Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24		25,000	20,626
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/33		15,000	12,565
	Puerto Rico Muni. Finance Agency	5.250%	8/1/18	(4)	23,570	23,720
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	365	388
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14	(Prere.)	17,200	18,415
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/14	(Prere.)	17,040	18,350
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33		24,385	20,426

Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12	(2)	33,000	32,105
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	34,000	33,606
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	62,390	2,599
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		251,000	9,433
					192,233
South Carolina (3.4%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27		11,120	10,185
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29		22,500	20,850
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31		11,500	10,072
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25		5,000	4,756
Greenville County SC School Dist. GO	5.000%	12/1/27		35,000	32,555
Greenville County SC School Dist. GO	5.000%	12/1/28		12,480	11,499
Lancaster County SC Assessment Rev.	5.450%	12/1/37		1,650	1,063
Lexington County SC Health Services Dist. Inc. Hospital Rev.	5.000%	11/1/32		28,000	21,192
Piedmont SC Muni. Power Agency Rev.	5.250%	1/1/19		14,565	13,741
Richland County SC (International Paper)	6.100%	4/1/23		12,750	9,787
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21		1,500	1,119
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28		1,100	757
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42		1,000	636
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10	(Prere.)	19,500	21,722
South Carolina Public Service Auth. Rev.	5.000%	1/1/19	(1)	10,000	10,135
South Carolina Public Service Auth. Rev.	5.500%	1/1/38		15,000	14,308
					184,377
Tennessee (3.3%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.625%	4/1/38		17,000	13,903
Memphis TN Electric System Rev.	5.000%	12/1/16	(1)	40,000	40,802
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24	(2)	7,450	6,775
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16	(3)	4,310	4,519
Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/26		3,500	2,520
Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/36		12,000	7,835
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14		25,370	21,923
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15		30,495	25,676
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19		25,865	20,052
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20		10,000	7,516
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/37		14,055	13,051
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/37		18,195	16,895
					181,467
Texas (6.3%)
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/27		1,000	687
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/33		760	534
Brazos River TX Harbor Individual Dev. Corp. Environmental Fac. Rev. PUT	5.900%	5/1/28		10,000	7,701
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)	5.950%	5/15/33		15,000	11,330
Dallas TX Area Rapid Transit Rev.	5.250%	12/1/48		20,000	18,669
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/30		6,920	6,507
Harris County TX GO	0.000%	10/1/13	(1)	9,630	7,894
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.250%	11/3/08	(4)	16,000	16,000

Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10	(2)(ETM)	1,000	1,026
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10	(2)	3,640	3,755
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10	(1)(Prere.)	13,985	14,650
Houston TX Water & Sewer System Rev.	0.000%	12/1/10	(2)	5,000	4,668
Houston TX Water & Sewer System Rev.	0.000%	12/1/11	(2)	24,810	22,133
Houston TX Water & Sewer System Rev.	0.000%	12/1/12	(2)	26,000	22,029
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/30		12,350	10,583
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor)	6.375%	4/1/27		11,970	9,529
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27		7,500	5,442
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/25		2,100	1,593
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/35		3,400	2,400
Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18		4,000	2,845
North Texas Tollway Auth. Rev.	6.125%	1/1/31		7,000	6,447
North Texas Tollway Auth. Rev.	5.625%	1/1/33		33,290	29,798
North Texas Tollway Auth. Rev.	5.750%	1/1/38		32,000	26,843
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17	(ETM)	2,460	2,546
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.250%	8/15/28		4,000	3,549
Texas Dept. of Housing & Community Affairs Single Mortgage Rev.	5.625%	3/1/39		7,990	7,485
Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.589%	9/15/17		40,000	34,400
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17		8,400	6,825
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19		22,500	17,498
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20		22,500	17,007

	Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)(ETM)	280	197
	Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/11	(2)(ETM)	7,000	6,536
	Texas Water Finance Assistance GO	5.750%	8/1/31		13,145	13,243
						342,349
Utah (0.5%)
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/20		11,000	11,062
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/22		18,960	18,922
						29,984
Virgin Islands (0.8%)
	Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09		3,065	3,092
	Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13		11,000	10,788
	Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18		19,000	17,249
	Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19		10,000	10,122
						41,251
Virginia (1.4%)
	Albemarle County VA IDA Residential Care Fac. Rev. (Westminster-Canterbury Blue Ridge)	5.000%	1/1/31		1,250	823
2	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/31		5,485	4,679
2	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/32		475	402
	Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/28		14,019	10,885
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22		4,000	3,299
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27		3,375	2,608
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37		5,000	3,551
	Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/12	(Prere.)	315	344
	Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/30		7,285	6,363
	Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/18		515	491
	Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37		34,500	27,793
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	10,000	10,929
	Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46		9,500	4,349
						76,516
Washington (1.6%)
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/10	(1)	19,550	18,521
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/11	(1)	11,400	10,323
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/12	(1)	19,650	16,885
	Port of Seattle WA GO	5.000%	11/1/10	(4)	6,675	6,805
2	Port of Seattle WA Rev. TOB VRDO	2.440%	11/7/08	(4)	4,140	4,140
	Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38	(4)	10,000	9,508
	Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43	(12)	10,000	9,183
	Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		13,000	12,017
						87,382
West Virginia (0.6%)
	Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/11		20,000	17,119

Pleasants County West VA Pollution Control Rev.	5.250%	10/15/37	10,000	7,237
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/13	(1)(ETM)	8,390	9,734
34,090
Wisconsin (0.2%)
Wisconsin GO	5.000%	5/1/26	7,980	7,807
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	2,820
10,627
Total Tax-Exempt Municipal Bonds (Cost $5,981,412)	5,290,472

Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
4	Vanguard Municipal Cash Management Fund (Cost $30,394)	1.701%	30,393,895	30,394
Total Investments (98.0%) (Cost $6,011,806)	5,320,866
Other Assets and Liabilities (2.0%)
Other Assets	150,124
Liabilities	(41,761)
108,363
Net Assets (100%)	5,429,229

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	6,220,491
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(108,630)
Unrealized Appreciation (Depreciation)
Investment Securities	(690,940)
Futures Contracts	8,308
Net Assets	5,429,229

Investor Shares—Net Assets
Applicable to 178,639,590 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,659,875
Net Asset Value Per Share—Investor Shares	$9.29

Admiral Shares—Net Assets
Applicable to 405,666,307 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,769,354
Net Asset Value Per Share—Admiral Shares	$9.29

•  See Note A in Notes to Financial Statements.

1  Securities with a value of $8,306,000 have been segregated as initial margin for open futures contracts.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $12,271,000, representing 0.2% of net assets.

3  Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2008.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F950 122008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2008: $158,000

Fiscal Year Ended October 31, 2007: $154,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2008: $3,055,590

Fiscal Year Ended October 31, 2007: $2,835,320

(b)   Audit-Related Fees.

Fiscal Year Ended October 31, 2008: $626,240

Fiscal Year Ended October 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)   Tax Fees.

Fiscal Year Ended October 31, 2008: $230,400

Fiscal Year Ended October 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)   All Other Fees.

Fiscal Year Ended October 31, 2008: $0

Fiscal Year Ended October 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)   (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)  Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2008: $230,400

Fiscal Year Ended October 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)   For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 16, 2008

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 16, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.